[GRAPHIC:  PHOTO OF TRAFFIC CLOVERLEAF]      Nations Short-Term
                                             Municipal Income Fund

                                             Nations Intermediate
                                             Municipal Bond Fund

                                             Nations Municipal
                                             Income Fund

                                             Nations CA Municipal
                                             Bond Fund

                                             Nations FL Intermediate
                                             Municipal Bond Fund

                                             Nations FL Municipal
                                             Bond Fund

                                             Nations GA Intermediate
                                             Municipal Bond Fund

                                             Nations GA Municipal
                                             Bond Fund

                                             Nations KS Municipal
                                             Income Fund

                                             Nations MD Intermediate
                                             Municipal Bond Fund

                                             Nations MD Municipal
                                             Bond Fund

                                             Nations NC Intermediate
                                             Municipal Bond Fund

                                             Nations NC Municipal
                                             Bond Fund

                                             Nations SC Intermediate
                                             Municipal Bond Fund

                                             Nations SC Municipal
                                             Bond Fund

                                             Nations TN Intermediate
                                             Municipal Bond Fund

                                             Nations TN Municipal
                                             Bond Fund

                                             Nations TX Intermediate
                                             Municipal Bond Fund

                                             Nations TX Municipal
                                             Bond Fund

                                             Nations VA Intermediate
                                             Municipal Bond Fund

                                             Nations VA Municipal
                                             Bond Fund




MUNICIPAL
BOND FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2001


                                   [NATIONS FUNDS LOGO]

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, LLC

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2001 was like no other in history. We are still shocked and saddened by the tragic events of September 11 -- the day when our nation faced multiple terrorist attacks resulting in the deaths of thousands of innocent men, women and children on American soil. We want to extend our thoughts and prayers to the thousands of people affected by this tragedy, and to those of you who lost loved ones on that day.

                           Since our national tragedy, our economy and financial markets, though shaken, stand firm. Not even an unprecedented four-day closing of the national stock exchanges -- the longest stock market disruption in nearly 70 years -- could bring our state-of-the-art financial system to its knees. And from this strong foundation we will press on. The Dow Jones Industrial Average(1), while shedding 1,370 points the week after reopening, has managed to recapture all but a few hundred points of that decline. Of course, reports measuring the full economic impact of the September 11 attacks have yet to be released. Therefore, we caution that the markets -- while seeming to discount weak economic and profit performance -- could still be tested in the weeks ahead.

                           Though uncertainty persists, we believe lower interest rates, tax cuts, government spending and lower energy prices will help spur economic growth. Consumers already seem to be returning to more normal spending patterns. The Federal Reserve (the Fed) has done its part to aid the economy by cutting interest rates eight times so far this year. And the Fed could push interest rates lower if economic weakness continues. Long-term interest rates have also dropped, which should cushion the mortgage and housing sectors against the rise in unemployment.

                           While there are a number of positives to focus on, recession is now the consensus expectation, with the timing of a recovery still uncertain. Prior to the attacks, many stocks within economically sensitive industries had already fallen to recessionary levels. The post-attack environment calls for a more severe slowdown, but the massive liquidity introduced by the Fed and additional fiscal stimulus measures planned by the U.S. Congress should induce a more robust rebound. The rebound could also be enhanced if oil prices continue to moderate as they have since September 11.

                           A HISTORICAL PERSPECTIVE
                           History has shown that the financial markets do not like negative surprises or uncertainty. A number of observers have drawn comparisons to the 1990-91 recession and the Gulf War. There are similarities between that period and today, including a weakening American economy prior to war and fears of a protracted Vietnam-style military involvement. Ten years ago, worries persisted that Iraq might use chemical or nuclear weapons against U.S. armed forces and that oil supplies might be severely jeopardized. In response, the Dow Jones Industrial Average dropped 21% between the peak prior to Iraq's invasion of Kuwait and its subsequent low.

                           While we anticipate a similar loss of confidence and consequent pullback in spending, we believe there are important differences between now and then. Policymakers today have much more flexibility in terms of responding to economic malaise. A decade ago, the nation faced large budget deficits and high inflation. In contrast, the U.S. currently has a budget surplus and low inflation. The economy a decade ago also faced a financial services industry weakened by a sharp drop in the real estate market and a near collapse of the savings and loan industry. We believe today's banking system is sound. Finally, oil prices doubled in 1990, from around $20 per barrel to $40 per barrel, as fears escalated over the security of oil supplies. In contrast, oil prices have actually declined since September 11 as OPEC, led by Saudi Arabia, has pledged to hold energy prices at moderate levels.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The index is unmanaged and unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe strongly that there are a compelling number of important, positive factors at work today that may augur well for equity investors. The combination of lower interest rates, constrained inflation, increasingly attractive aggregate stock market valuations and the possibility of a substantial fiscal stimulus may provide a favorable backdrop for longer-term equity returns.

                           On the fixed-income side, we believe the best values lie with higher-quality, intermediate-term bonds. In addition, we believe high-quality corporate bonds and mortgage-backed securities, such as Ginnie Maes, will continue to provide a safe haven during these uncertain times because they are backed by the full faith and credit of the U.S. government.

                           In our view, the U.S. economy possesses a tremendous amount of resilience that will pull it through the current crisis. When the economy recovers, we believe it will likely be stronger and healthier than it was immediately before the tragic events of September 11.

                           EVALUATE YOUR NEXT STEPS
                           So, where do we go from here? We encourage you to have a conversation with your investment professional to discuss how you can take advantage of the current market environment as it relates to your long-term investment goals. As a prudent investor, start by reassessing your objectives and circumstances. For example, do today's circumstances change your need for liquid assets? Or is your situation such that the opportunities for long-term gains appear more compelling?

                           We continue to believe that a well-diversified portfolio consisting of high-quality securities remains the best defensive strategy in an environment that is vulnerable to external factors. In our opinion, the proper approach today is to balance both value and growth prospects in establishing a portfolio that will navigate the uncertainty and challenges of the market over the next six months, whatever might transpire on the economic front.

                           OUR CONTINUED COMMITMENT TO YOU
                           At Nations Funds, we are committed to providing you with the tools and information to help you evaluate your investments, especially during uncertain times. We are continually updating our Web site to provide you with the information you need:

                                - Timely fund commentaries and economic updates

                                - Finding the right fit -- the importance of
                                  asset allocation

                                - Strategies for investing in uncertain times

                                - The value of an investment professional

                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you don't have an investment professional and would like us to put you in contact with one, just let us know. Or you may visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, LLC

                           September 30, 2001

                           P.S. Since September 30, 2001, the Federal Reserve Board has twice reduced the Federal Funds rate, which now stands at 2.00%. This is the lowest the rate has been in 40 years.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Short-Term Municipal Income Fund                      3
                                       Nations Intermediate Municipal Bond Fund                     10
                                       Nations Municipal Income Fund                                28
                                       Nations CA Municipal Bond Fund                               44
                                       Nations FL Intermediate Municipal Bond Fund                  50
                                       Nations FL Municipal Bond Fund                               57
                                       Nations GA Intermediate Municipal Bond Fund                  61
                                       Nations GA Municipal Bond Fund                               67
                                       Nations KS Municipal Income Fund                             70
                                       Nations MD Intermediate Municipal Bond Fund                  76
                                       Nations MD Municipal Bond Fund                               83
                                       Nations NC Intermediate Municipal Bond Fund                  86
                                       Nations NC Municipal Bond Fund                               93
                                       Nations SC Intermediate Municipal Bond Fund                  96
                                       Nations SC Municipal Bond Fund                              103
                                       Nations TN Intermediate Municipal Bond Fund                 105
                                       Nations TN Municipal Bond Fund                              108
                                       Nations TX Intermediate Municipal Bond Fund                 111
                                       Nations TX Municipal Bond Fund                              117
                                       Nations VA Intermediate Municipal Bond Fund                 119
                                       Nations VA Municipal Bond Fund                              127
                                     Statements of operations                                      132
                                     Statements of changes in net assets                           136
                                     Schedules of capital stock activity                           144
                                     Financial highlights                                          166
                                     Notes to financial statements                                 208

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS
                                RECOGNIZED FOR                         [DALBAR LOGO]
                                OUTSTANDING
                                INTERMEDIARY AND                       DALBAR, Inc. is a well-respected
                                SHAREHOLDER SERVICE                    research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE INVESTMENT PROFESSIONALS       financial services industry.
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

                      (This page intentionally left blank)

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 91.9%
            ALABAMA -- 0.9%
 $ 1,000    Alabama State, Public
              School and College
              Authority, Revenue,
              Series 1996, (MBIA
              Insured),
              5.250% 11/01/05.......  Aaa       AAA     $  1,083
   1,175    Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series 1999A,
              3.750% 11/01/01.......  Aaa       NR         1,177
                                                        --------
                                                           2,260
                                                        --------
            ALASKA -- 0.4%
   1,000    Alaska Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03.......  Aaa       AAA        1,038
                                                        --------
            ARIZONA -- 1.7%
   3,000    Glendale, Arizona, Water
              and Sewer Revenue,
              Series 2000, (FGIC
              Insured),
              4.750% 07/01/02.......  Aaa       AAA        3,058
   1,035    Maricopa County,
              Arizona, Unified
              School District Number
              48, GO Refunding,
              Series 1991B,
              6.300% 07/01/04.......  Aa2       AA         1,131
                                                        --------
                                                           4,189
                                                        --------
            ARKANSAS -- 2.8%
   6,600    Arkansas State, GO,
              Series 2001A,
              4.000% 08/01/05.......  Aa2       AA         6,835
                                                        --------
            CALIFORNIA -- 0.9%
   2,015    Riverside County,
              California, Asset
              Leasing Corporation
              Leasehold Revenue,
              Series 1993C,
              Mandatory Put
              12/01/02 @100, 7.940%
              06/01/19..............  Aa3       A+         2,111
                                                        --------
            COLORADO -- 1.0%
   2,275    Denver City and County,
              Colorado, Airport
              Revenue Refunding,
              Series 2001D,
              AMT, (FSA Insured),
              5.000% 11/15/05.......  Aaa       AAA        2,417
                                                        --------

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            DISTRICT OF COLUMBIA -- 1.9%
 $ 2,200    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue,
              Series 1992A, AMT,
              (MBIA Insured),
              6.500% 10/01/05.......  Aaa       AAA     $  2,305
   2,085    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue,
              Series 1997B, AMT,
              (FGIC Insured),
              5.750% 10/01/03.......  Aaa       AAA        2,195
                                                        --------
                                                           4,500
                                                        --------
            FLORIDA -- 6.3%
   5,000    Florida Electric System
              Revenue, Series 2001D,
              2.300% 10/01/31.......  Aaa       AAA        5,000
   1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put
              12/01/03 @ 100, 7.000%
              12/01/24..............  NR        BBB+       1,054
   1,500    Manatee County, Florida
              Housing Finance
              Authority,
              Multi-Family Mortgage
              Revenue, (Hampton
              Court Project) Series
              1989A,
              (Credit Suisse First
              Boston LOC), 2.250%
              06/01/07**#...........  NR        A-1+       1,500
   1,000    Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier Inc. Project)
              Series 1992,
              6.100% 06/01/05.......  Baa2      BBB-       1,036
   4,250    Pinellas County,
              Florida, Capital
              Improvement Revenue,
              Series 2000,
              4.500% 01/01/06.......  Aa3       AA-        4,453
   1,000    Pinellas County,
              Florida, Research
              Recovery Revenue,
              Series 1996, AMT,
              (MBIA Insured),
              5.100% 10/01/03.......  Aaa       AAA        1,044
     880    St. Johns County,
              Florida, Industrial
              Development Authority,
              Hospital Revenue,
              (Flagler Hospital
              Project) Series 1992,
              5.800% 08/01/03.......  A2        A-           917
                                                        --------
                                                          15,004
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- 4.0%
 $ 3,515    Atlanta, Georgia, Urban
              Residential Finance
              Authority, College
              Facilities Revenue,
              (Morris Brown College
              Project) Series 1991,
              Prerefunded
              12/01/01 @ 103,
              9.500% 12/01/11.......  Aaa       NR      $  3,664
   1,775    Georgia State, GO,
              Series 1992B, 5.750%
              03/01/02..............  Aaa       AAA        1,802
   1,500    Georgia, Medical Center
              Hospital Authority,
              Revenue, Unrefunded
              Balance, Series 1992C,
              (MBIA Insured),
              6.400% 08/01/06.......  Aaa       AAA        1,578
   2,450    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project)
              Series 1993,
              Prerefunded
              07/01/03 @ 102,
              6.125% 07/01/12.......  A2        NR         2,652
                                                        --------
                                                           9,696
                                                        --------
            GUAM -- 1.6%
   3,820    Guam, Airport Authority,
              Revenue, Series 1993A,
              6.375% 10/01/10.......  NR        BBB        3,956
                                                        --------
            ILLINOIS -- 1.4%
   1,260    Broadview, Illinois, Tax
              Increment Revenue,
              Series 1999,
              4.750% 07/01/05.......  NR        NR         1,280
   1,000    Chicago, Illinois,
              O'Hare International
              Airport, General
              Airport Revenue,
              Second Lien, Series
              1996A,
              AMT, (AMBAC Insured),
              5.000% 01/01/02.......  Aaa       AAA        1,006
   1,100    Rosemont, Illinois, GO,
              Series 1991B, (FGIC
              Insured),
              6.400% 02/01/03.......  Aaa       AAA        1,125
                                                        --------
                                                           3,411
                                                        --------
            INDIANA -- 2.6%
   2,205    Fremont, Indiana, Middle
              School Building
              Corporation, Revenue
              Refunding, Series
              1994A,
              (AMBAC Insured),
              4.650% 07/15/04.......  Aaa       AAA        2,310

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 1,500    Rockport, Indiana, PCR
              Refunding, (AEP
              Generating Company
              Project) Series 1995A,
              Mandatory Put 07/13/06
              @ 100, 4.050%
              07/01/25..............  Aaa       AAA     $  1,527
   2,500    Rockport, Indiana, PCR
              Refunding, (AEP
              Generating Company
              Project) Series 1995B,
              (AMBAC Insured, Bank
              of New York SBPA),
              Mandatory Put
              07/13/06 @ 100,
              4.050% 07/01/25.......  Aaa       AAA        2,543
                                                        --------
                                                           6,380
                                                        --------
            IOWA -- 0.4%
   1,000    Des Moines, Iowa, GO
              Refunding, Series
              1996F,
              5.000% 06/01/06.......  Aa2       AA+        1,057
                                                        --------
            KANSAS -- 0.4%
   1,000    Johnson County, Kansas,
              Unified School
              District, GO,
              4.200% 10/01/02.......  Aa1       AA         1,020
                                                        --------
            LOUISIANA -- 3.0%
   3,000    Calcasieu Parish,
              Lousiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06.......  Baa2      BBB        3,108
   2,000    De Soto Parish,
              Louisiana, PCR
              Refunding,
              (International Paper
              Company Project)
              Series 1993A,
              5.050% 12/01/02.......  Baa2      BBB        2,032
   2,000    Louisiana State, Gas and
              Fuels Tax Revenue
              Refunding, Series
              1999A, (FSA Insured),
              5.000% 11/15/04.......  Aaa       AAA        2,132
                                                        --------
                                                           7,272
                                                        --------
            MAINE -- 1.5%
   3,500    Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.750% 06/01/05.......  Baa3      NR         3,624
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MASSACHUSETTS -- 0.7%
 $ 1,570    Massachusetts State,
              Industrial Financing
              Agency Revenue, Series
              1994, Prerefunded
              11/15/03 @ 102,
              7.100% 11/15/18.......  Aaa       AAA     $  1,753
                                                        --------
            MICHIGAN -- 1.7%
   1,000    Kent County, Michigan,
              Airport Facilities
              Revenue, (Kent County
              International Airport
              Project) Series 1995,
              AMT, Prerefunded
              01/01/05 @ 102,
              6.100% 01/01/25.......  Aaa       AAA        1,110
   1,000    Michigan State, Hospital
              Finance Authority,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999B,
              Mandatory Put 11/15/05
              @ 100,
              5.200% 11/15/33.......  Aa2       AA         1,040
   1,800    Michigan State, Hospital
              Finance Authority,
              Revenue, Mandatory Put
              11/15/06 @ 100,
              5.300% 11/15/33.......  Aa2       AA         1,884
                                                        --------
                                                           4,034
                                                        --------
            MISSISSIPPI -- 1.2%
   3,000    Jackson, Mississippi,
              Redevelopment
              Authority, Urban
              Renewal Revenue,
              (Jackson Medical Mall
              Foundation Project)
              Series 1997A, (Bank
              One Louisiana LOC),
              Mandatory Put 11/01/01
              @ 100,
              4.600% 11/01/12.......  NR        A-1        3,002
                                                        --------
            MISSOURI -- 2.8%
   1,000    Missouri State,
              Environmental and
              Energy Resource
              Authority,
              Environmental
              Improvement Revenue,
              (Kansas City Power and
              Light Project) Series
              1993, Mandatory Put
              09/01/04 @ 100,
              3.900% 01/02/12.......  A2        BBB+       1,000

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority,
              PCR Refunding,
              (Associated Electrical
              Cooperation - Thomas
              Hill Project) Series
              1996,
              5.750% 12/01/02.......  A1        AA      $  1,040
   2,250    Missouri State, Health
              and Educational
              Facilities Authority,
              Revenue, (Saint Lukes
              Episcopal-
              Presbyterian Hospital
              Project) Series 2001,
              (FSA Insured),
              3.850% 12/01/05.......  Aaa       AAA        2,306
   2,470    Missouri State, Health
              and Educational
              Facilities Authority,
              Revenue, (Saint Lukes
              Episcopal-
              Presbyterian Hospital
              Project) Series 2001,
              (FSA Insured),
              4.000% 12/01/06.......  Aaa       AAA        2,534
                                                        --------
                                                           6,880
                                                        --------
            NEVADA -- 0.4%
   1,035    Henderson, Nevada, GO
              Refunding, Series
              2001,
              4.000% 06/01/05.......  Aa3       AA-        1,068
                                                        --------
            NEW MEXICO -- 1.2%
   2,900    New Mexico State,
              Hospital Equipment
              Loan Council Hospital
              Revenue, (Presbyterian
              Healthcare Project)
              Series 2001A,
              4.600% 08/01/08.......  A1        A          2,966
                                                        --------
            NORTH CAROLINA -- 2.9%
   1,000    Durham, North Carolina,
              GO Refunding, Series
              1992,
              5.700% 02/01/05.......  Aaa       AAA        1,024
   1,725    North Carolina State,
              Medical Care
              Commission Hospital
              Revenue, (Gaston
              Health Care Project)
              Series 1998,
              4.300% 02/15/03.......  A1        A+         1,761
   1,000    North Carolina, Medical
              Care Commission,
              Health Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/02.......  Baa1      NR         1,004

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 1,560    North Carolina, Medical
              Care Commission,
              Health Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/03.......  Baa1      NR      $  1,565
   1,630    North Carolina, Medical
              Care Commission,
              Health Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.400% 08/15/04.......  Baa1      NR         1,633
                                                        --------
                                                           6,987
                                                        --------
            OHIO -- 3.8%
   1,545    Akron/Bath/Copley, Ohio,
              Joint Township
              Hospital District,
              Revenue, (Summa Health
              Systems Project)
              Series 1993A,
              5.300% 11/15/02.......  Baa1      NR         1,569
   2,015    Akron/Bath/Copley, Ohio,
              Joint Township
              Hospital District,
              Revenue, (Summa Health
              Systems Project)
              Series 1993A, 5.750%
              11/15/08..............  Baa1      NR         2,074
   2,500    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, Series
              1993, 6.050%
              10/01/09..............  NR        BBB        2,210
   3,400    Ohio, Housing Financing
              Agency, Mortgage
              Revenue, Series 2000D,
              AMT, (GNMA COLL),
              4.800% 09/01/02.......  Aaa       NR         3,468
                                                        --------
                                                           9,321
                                                        --------
            OKLAHOMA -- 3.4%
   1,545    Oklahoma State, Industry
              Authority, Revenue
              Refunding, (Integris
              Baptist Medical Center
              Project) Series 1995D,
              5.000% 08/15/03.......  Aaa       AAA        1,613
   2,000    Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL),
              5.100% 11/01/05.......  Aa3       NR         2,110

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            OKLAHOMA -- (CONTINUED)
 $ 2,385    Tulsa County, Oklahoma,
              Independent School
              District Number 001,
              GO, Series 2000A,
              5.000% 03/01/03.......  Aa2       AA      $  2,470
   2,000    Tulsa, Oklahoma, Public
              Facilities Authority
              Solid Waste Steam and
              Electric Revenue
              Refunding, (Ogden
              Martin System Tulsa
              Project) Series 1994,
              (AMBAC Insured),
              5.250% 11/01/02.......  Aaa       AAA        2,059
                                                        --------
                                                           8,252
                                                        --------
            PENNSYLVANIA -- 7.5%
   1,500    Allegheny County,
              Pennsylvania, GO,
              Series 1987C-34,
              (MBIA-IBC Insured),
              8.500% 02/15/02.......  Aaa       AAA        1,535
   8,450    Chester County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Malvern Prep School
              Project) Series 2001,
              (First Union National
              Bank LOC),
              2.300% 04/01/31.......  NR        NR         8,450
   1,805    Delaware County,
              Pennsylvania
              Authority, Health Care
              Revenue, Series 1993B,
              Prerefunded
              11/15/05 @ 100,
              6.000% 11/15/07.......  Aaa       NR         1,942
   1,560    Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Monongahela Power
              Company Project)
              Series 1998B,
              4.350% 02/01/02.......  A2        A          1,569
   2,200    Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Potomac Edison
              Company Project)
              Series 1998B,
              4.350% 02/01/02.......  Aaa       AAA        2,216

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 2,200    Washington County,
              Pennsylvania,
              Industrial Development
              Authority, PCR, (West
              Pennsylvania Power
              Company Project)
              Series 1993F,
              (MBIA-IBC Insured),
              4.950% 03/01/03.......  Aaa       AAA     $  2,256
                                                        --------
                                                          17,968
                                                        --------
            SOUTH CAROLINA -- 8.1%
   1,950    Aiken County, South
              Carolina, Construction
              School District, GO,
              Series 2000, (SCSDE),
              5.000% 04/01/02.......  Aa1       AA+        1,978
   1,950    Aiken County, South
              Carolina, Construction
              School District, GO,
              Series 2000, (SCSDE),
              5.125% 04/01/03.......  Aa1       AA+        2,028
   1,370    Greenville, South
              Carolina, Hospital
              System Authority,
              Hospital Facilities
              Revenue Refunding,
              Series 1993C,
              5.250% 05/01/03.......  Aa3       AA         1,425
   2,965    Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02.......  Baa2      BBB        3,054
   2,370    South Carolina State,
              Education Assistance
              Authority Revenue
              Refunding, (Guaranteed
              Student Loan Senior
              Lien Project) Series
              1993A-3, AMT, (GTD STD
              LNS Insured),
              5.200% 09/01/05.......  NR        AAA        2,490
   2,680    South Carolina, Jobs
              Economic Development
              Authority, Economic
              Development Revenue,
              (Bennettsville
              Printing Project)
              Series 1995, (First
              Union National Bank
              LOC),
              2.350% 09/01/10.......  NR        A-1        2,680
   1,000    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              5.750% 12/15/01.......  Baa2      BBB        1,002

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.125% 12/15/02.......  Baa2      BBB     $  1,016
   1,000    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.300% 12/15/03.......  Baa2      BBB        1,029
   2,775    South Carolina, Jobs
              Economic Development
              Authority, Industrial
              Development Revenue,
              Series 1998, (First
              Union National Bank
              LOC),
              2.450% 09/01/19.......  NR        NR         2,775
                                                        --------
                                                          19,477
                                                        --------
            TENNESSEE -- 0.8%
   1,000    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue, (Federal
              Express Corporation
              Project) Series 1984,
              7.875% 09/01/09.......  Baa2      BBB        1,031
   1,000    Tennessee State, Housing
              Development Agency
              Mortgage Finance
              Authority, Revenue,
              Series 1993A,
              5.200% 01/01/02.......  A1        AA         1,007
                                                        --------
                                                           2,038
                                                        --------
            TEXAS -- 14.4%
   1,000    Arlington, Texas,
              Waterworks and Sewer
              Revenue, (AMBAC
              Insured),
              5.500% 06/01/04.......  Aaa       AAA        1,069
   2,275    Austin, Texas, Utilities
              System Revenue
              Refunding, Series
              1993A, (FGIC-TCRS
              Insured),
              5.375% 05/15/05.......  Aaa       AAA        2,398
   3,000    Austin, Texas, Water and
              Wastewater System
              Revenue Refunding,
              Series 2001 A&B, (FSA
              Insured),
              6.500% 05/15/05.......  Aaa       AAA        3,343

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric
              Company Project)
              Series 2001A, AMT,
              Mandatory Put 04/01/04
              @ 100,
              4.950% 10/01/30.......  NR        BBB     $  1,023
   2,000    Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Utilities
              Electric Company
              Project) Series 1999A,
              AMT, Mandatory Put
              04/01/03 @ 100,
              4.800% 04/01/33.......  NR        BBB        2,031
   1,000    Carroll, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              2.250% 08/15/32.......  VMG1      A-1+       1,000
   1,000    Central Texas, Higher
              Education Authority,
              Revenue Refunding,
              Series 1993, AMT, (GTD
              STD LNS),
              5.200% 12/01/04.......  Aaa       NR         1,058
   1,000    Clear Creek, Texas,
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              2.700%(+) 02/15/03....  Aaa       AAA          964
   2,500    Dallas-Fort Worth,
              Texas, International
              Airport Facilities
              Improvement, Corporate
              Revenue Refunding,
              (American Airlines
              Project) Series 2000A,
              AMT, Mandatory Put
              11/01/03 @ 100,
              5.950% 05/01/29.......  Ba2       BB         2,417
   1,115    Harris County, Texas,
              Flood Control
              District, GO, Series
              1992A,
              5.800% 10/01/03.......  Aa1       AA+        1,152
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation Revenue,
              (St. Lukes Episcopal
              Hospital Project)
              Series 2001A,
              5.250% 02/15/06.......  NR        AA         2,125
   4,940    Red River Authority,
              Texas, PCR Refunding,
              (Hoechst Celanese
              Corporation Project)
              Series 1994,
              5.200% 05/01/07.......  Baa2      BBB        5,065

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,800    Richardson, Texas,
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              5.000% 02/15/03.......  Aaa       AAA     $  2,898
   2,000    Texas State, College
              Student Loan
              Authority, Revenue,
              Series 1995, AMT,
              5.300% 08/01/03.......  Aa1       AA         2,086
   3,030    Texas, Texas A&M
              University, Revenue,
              Series 1996,
              5.750% 05/15/05.......  Aa1       AA+        3,302
   2,555    University of Texas,
              University Financing
              Systems Revenue,
              Series 2001C,
              4.000% 08/15/05.......  Aaa       AAA        2,639
                                                        --------
                                                          34,570
                                                        --------
            UTAH -- 1.0%
   2,370    Jordan, Utah, School
              District, GO, Series
              1997, (SCH BD GTY),
              5.000% 06/15/02.......  NR        AAA        2,418
                                                        --------
            VIRGINIA -- 3.2%
   1,080    Chesterfield County,
              Virginia, GO
              Refunding, Series
              1991,
              5.900% 07/15/02.......  Aaa       AAA        1,105
   2,260    Culpeper County,
              Virginia, GO, Series
              2000,
              4.650% 09/01/02.......  MIG1      SP-1+      2,265
   3,350    Richmond, Virginia, GO,
              Series 2000, (FSA
              Insured),
              5.125% 01/15/04.......  Aaa       AAA        3,526
     860    Virginia, Education Loan
              Authority, Guaranteed
              Student Loan Revenue,
              Series 1992G, AMT,
              (GTD STD LNS),
              6.625% 09/01/03.......  Aaa       NR           903
                                                        --------
                                                           7,799
                                                        --------
            WASHINGTON -- 4.0%
   2,605    Seattle, Washington, GO,
              Series 2001,
              4.000% 08/01/05.......  Aa1       AAA        2,692
   1,500    Washington State, GO,
              Series 2001B,
              5.000% 09/01/06.......  Aa1       AA+        1,612
   5,000    Washington State, GO,
              Series 2001R-A,
              5.250% 09/01/05.......  Aa1       AA+        5,396
                                                        --------
                                                           9,700
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                               MOODY'S    S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WISCONSIN -- 4.0%
 $ 5,000    Kaukauna, Wisconsin,
              PCR, Refunding,
              (International Paper
              Project) Series 1997A,
              5.150% 07/01/06.......  Baa2      BBB     $  5,135
   1,000    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO, Series
              1992A,
              6.125% 10/01/03.......  Aa1       AA+        1,071
   2,250    Wisconsin State, GO
              Refunding, Series
              1993,
              4.900% 11/01/06.......  Aa3       AA         2,413
   1,000    Wisconsin State, GO,
              Series 2001A,
              6.000% 05/01/04.......  Aa3       AA         1,079
                                                        --------
                                                           9,698
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $219,034)........................    222,701
                                                        --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 7.9%
            (Cost $19,193)
 19,193   Nations Municipal Reserves#...........     19,193
                                                   --------
          TOTAL INVESTMENTS
            (Cost $238,227*).............   99.8%   241,894
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................    0.2%
          Cash..................................   $      1
          Receivable for investment securities
            sold................................      1,876
          Receivable for Fund shares sold.......      4,650
          Interest receivable...................      2,996
          Payable for Fund shares redeemed......       (717)
          Investment advisory fee payable.......        (15)
          Administration fee payable............        (38)
          Shareholder servicing and distribution
            fees payable........................        (28)
          Distributions payable.................       (685)
          Payable for investment securities
            purchased...........................     (7,457)
          Accrued Trustees' fees and expenses...        (40)
          Accrued expenses and other
            liabilities.........................       (144)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................        399
                                                   --------
          NET ASSETS.....................  100.0%  $242,293
                                                   ========
                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     50
          Accumulated net realized loss on
            investments sold....................       (400)
          Net unrealized appreciation of
            investments.........................      3,667
          Paid-in capital.......................    238,976
                                                   --------
          NET ASSETS............................   $242,293
                                                   ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($170,803,480 / 16,718,383 shares
            outstanding)........................     $10.22
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($62,533,941 / 6,119,876
            shares outstanding).................     $10.22
                                                     ======
          Maximum sales charge..................      1.00%
          Maximum offering price per share......     $10.32
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($2,730,149 / 267,193 shares
            outstanding)........................     $10.22
                                                     ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($6,225,255 / 609,395 shares
            outstanding)........................     $10.22
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $3,667 on investment securities was comprised of gross appreciation of $4,098 and gross depreciation of $431 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $238,227.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Short-Term Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            19.95%
   Hospital Revenue                                                       14.92%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.8%
            ALABAMA -- 2.3%
 $ 3,265    Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series
              1999A, (MBIA Insured,
              Escrowed to
              Maturity),
              4.625% 11/01/10......  Aaa       NR     $    3,402
   2,500    Birmingham, Alabama,
              Industrial Water
              Board, Industrial
              Water Supply Revenue,
              Series 1978,
              6.000% 07/01/07......  NR        AAA         2,825
   2,500    Birmingham, Alabama,
              Revenue, (Baptist
              Medical Center of
              Birmingham Project)
              Series 1993A, (MBIA
              Insured),
              5.500% 08/15/05......  Aaa       AAA         2,625
   9,240    Courtland, Alabama,
              Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22......  Baa2      BBB         9,560
   5,750    Courtland, Alabama,
              Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993A, AMT,
              6.375% 03/01/29......  Baa2      BBB         5,814
   3,000    Prichard, Alabama,
              Waterworks and Sewer
              Board, Water and
              Sewer Revenue
              Refunding, Series
              1994, (AMBAC
              Insured),
              5.650% 11/15/04......  Aaa       AAA         3,254
                                                      ----------
                                                          27,480
                                                      ----------
            ALASKA -- 1.2%
   1,505    Alaska State, Housing
              Finance Corporation,
              Revenue, Series
              1995A, (MBIA
              Insured),
              5.400% 06/01/08......  Aaa       AAA         1,583

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 3,345    Alaska, Industrial
              Development and
              Export Authority,
              Revenue Refunding,
              Series 1998A, AMT,
              (MBIA Insured),
              5.250% 04/01/12......  Aaa       AAA    $    3,481
   3,280    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250%
              07/01/03(++).........  Aaa       AAA         3,406
   3,000    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.150% 07/01/05......  Aaa       AAA         3,170
   1,250    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.200% 07/01/06......  Aaa       AAA         1,322
   2,000    Anchorage, Alaska, GO,
              Series 1996A, (AMBAC
              Insured),
              5.100% 08/01/07......  Aaa       AAA         2,128
                                                      ----------
                                                          15,090
                                                      ----------
            ARIZONA -- 1.1%
     725    Maricopa County,
              Arizona, Unified High
              School District
              Number 210, GO,
              Series 1993F,
              Prerefunded 07/01/03
              @ 101,
              5.450% 07/01/08......  Aa3       AA            770
   3,000    Mesa, Arizona, GO
              Refunding, (MBIA
              Insured),
              5.000% 07/01/03......  Aaa       AAA         3,137
   2,125    Pima County, Arizona,
              Unified School
              District, GO, Series
              1995G, (MBIA
              Insured),
              7.300% 07/01/05......  Aaa       AAA         2,443
   1,500    Salt River, Arizona,
              Agricultural
              Improvement and Power
              District, Electric
              Systems Revenue
              Refunding, (Salt
              River Project) Series
              1993B,
              5.050% 01/01/06......  Aa2       AA          1,603

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 3,000    Tucson and Pima County,
              Arizona, Industrial
              Development
              Authority, Single
              Family Mortgage
              Revenue, Series
              2001A-1, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              4.650% 07/01/21......  NR        AAA    $    3,136
   2,000    Tucson & Pima County,
              Arizona, Industrial
              Development
              Authority, Single
              Family Mortgage
              Revenue, Series
              2001A1, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              4.650% 01/01/34......  NR        AAA         2,122
                                                      ----------
                                                          13,211
                                                      ----------
            ARKANSAS -- 1.5%
  10,000    Arkansas State, GO,
              Series 2000A,
              5.500% 08/01/11......  Aa2       AA         10,944
   7,000    Hot Springs, Arkansas,
              IDR Refunding,
              (Willamette
              Industries Project)
              Series 1991, 6.650%
              12/01/02.............  NR        A-          7,299
                                                      ----------
                                                          18,243
                                                      ----------
            CALIFORNIA -- 0.5%
   2,000    California State, GO,
              Series 1990,
              7.000% 08/01/04......  Aa3       A+          2,221
   3,265    California State, GO,
              Series 2000,
              5.000% 12/01/16......  Aa3       A+          3,369
                                                      ----------
                                                           5,590
                                                      ----------
            COLORADO -- 1.1%
  10,000    Colorado, E-470 Public
              Highway Authority,
              Revenue, Series
              1997B, (MBIA
              Insured),
              4.640%(+) 09/01/12...  Aaa       AAA         6,059
   4,000    Colorado, Northwest
              Parkway Public
              Highway Authority,
              Revenue, Series
              2001C,
              2.450%(+) 06/15/21...  Aaa       AAA         2,475
   3,075    Denver City and County,
              Colorado, Airport
              Revenue Refunding,
              Series 2000A, AMT,
              (AMBAC Insured),
              6.000% 11/15/15......  Aaa       AAA         3,359

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 1,630    Denver, Colorado,
              Health and Hospital
              Authority, Healthcare
              Revenue, Series
              2001A, 6.000%
              12/01/23.............  Baa2      BBB+   $    1,645
                                                      ----------
                                                          13,538
                                                      ----------
            CONNECTICUT -- 0.7%
   1,500    Connecticut State, GO
              Refunding, Series
              1998B,
              5.375% 08/15/03......  Aa2       AA          1,581
   6,465    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program)
              Series 1997D-2, AMT,
              5.600% 11/15/21......  Aa2       AA          6,588
                                                      ----------
                                                           8,169
                                                      ----------
            DELAWARE -- 0.1%
   1,000    Delaware State, GO
              Refunding, Series
              1991A, Prerefunded
              10/15/01 @ 102,
              6.100% 08/15/03......  Aaa       AAA         1,022
                                                      ----------
            DISTRICT OF COLUMBIA -- 0.9%
   1,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series
              1997A, (MBIA
              Insured),
              6.000% 08/15/06......  Aaa       AAA         1,122
   1,350    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series
              1997A, (MBIA
              Insured),
              6.000% 08/15/07......  Aaa       AAA         1,524
   3,050    District of Columbia,
              Revenue, (Georgetown
              University Project)
              Series 1988C, (MBIA
              Insured),
              5.050% 04/01/11......  Aaa       AAA         3,199
   4,000    District of Columbia,
              Revenue, (The
              Smithsonian Institute
              Project) Series 1997,
              5.000% 02/01/17......  Aaa       AAA         4,009

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 1,500    Metropolitan
              Washington, District
              of Columbia, Airport
              Revenue, Series
              1994A, AMT, (MBIA
              Insured), 5.600%
              10/01/06(++).........  Aaa       AAA    $    1,602
                                                      ----------
                                                          11,456
                                                      ----------
            FLORIDA -- 7.1%
   5,000    Broward County,
              Florida, School
              District, GO
              Refunding, Series
              1992, 6.000%
              02/15/04.............  Aa3       AA-         5,159
   3,500    Broward County,
              Florida, School
              District, GO
              Refunding, Series
              1993,
              5.100% 02/15/02......  Aa3       AA-         3,539
   1,000    Deerfield Beach,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1992, (FGIC Insured),
              6.125% 10/01/03......  Aaa       AAA         1,047
   2,700    Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Housing
              Revenue Refunding,
              (United Dominion
              Realty Trust -
              Greentree Place
              Project) Series 1995,
              Mandatory Put
              04/01/09 @ 100,
              6.750% 04/01/25......  NR        BBB-        2,819
   4,535    Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Mortgage
              Revenue Refunding,
              (The Cove Project)
              Series 1992,
              6.100% 10/01/02......  NR        AAA         4,595
   4,685    Escambia County,
              Florida, Housing
              Finance Authority,
              Single-Family
              Mortgage, Revenue,
              Series 1999, AMT,
              (FNMA/GNMA COLL),
              4.500% 10/01/09......  Aaa       NR          4,799
   3,035    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1995A,
              5.400% 01/01/06......  Aa2       AA+         3,255

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 5,575    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.500% 06/01/06......  Aa2       AA+    $    6,094
   4,000    Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of
              Natural Resources -
              Preservation 2000
              Project) Series
              1995A, (AMBAC
              Insured),
              5.500% 07/01/06......  Aaa       AAA         4,339
   7,440    Florida, Housing
              Finance Agency,
              Multi-Family Housing
              Revenue Refunding,
              (Altamonte Project)
              Series 1994C,
              Mandatory Put
              12/01/03 @ 100,
              7.000% 12/01/24......  NR        BBB+        7,838
   2,000    Florida, Housing
              Finance Agency,
              Multi-Family Housing
              Revenue Refunding,
              (United Dominion
              Realty Trust -
              Andover Project)
              Series 1996E, AMT,
              Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26......  NR        BBB+        2,114
   4,000    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding,
              (St. John River
              Project) Series
              1993-10,
              6.500% 10/01/03......  Aa2       AA          4,267
   5,900    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding,
              (St. John River
              Project) Series
              1993-10,
              5.000% 10/01/04......  Aa2       AA          6,138
   2,500    Lakeland, Florida,
              Electrical and Water
              Revenue, Series 1996,
              Prerefunded 10/01/06
              @ 102,
              5.500% 10/01/26......  NR        AAA         2,806
   2,000    Lee County, Florida,
              Water and Sewer
              Revenue, Series
              1999A, (AMBAC
              Insured),
              4.750% 10/01/19......  Aaa       AAA         1,943

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,000    Manatee County,
              Florida, Public
              Utilities Revenue
              Refunding, Series
              1991B, (MBIA
              Insured),
              6.400% 10/01/03......  Aaa       AAA    $    1,024
   4,075    North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1997,
              5.250% 01/15/11......  Aaa       AAA         4,315
   2,000    Orange County, Florida,
              Public Facilities
              Revenue, Series
              1994A, (AMBAC
              Insured),
              5.450% 10/01/05......  Aaa       AAA         2,173
   3,060    Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC
              Insured),
              5.375% 07/01/08......  Aaa       AAA         3,198
   4,000    Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03......  Aa1       AA          4,249
   1,000    Palm Beach County,
              Florida, Criminal
              Justice Facilities
              Revenue, Series 1994,
              (FGIC Insured),
              5.850% 06/01/07......  Aaa       AAA         1,087
   5,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/13......  Aaa       AAA         5,449
   4,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/14......  Aaa       AAA         4,348
                                                      ----------
                                                          86,595
                                                      ----------
            GEORGIA -- 1.6%
   3,770    Atlanta, Georgia, Urban
              Residential Finance
              Authority, College
              Facilities Revenue,
              (Morris Brown College
              Project) Series 1991,
              Prerefunded 12/01/01
              @ 103,
              9.500% 12/01/11......  Aaa       NR          3,930

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 3,000    Cartersville, Georgia,
              Development
              Authority, Sewer
              Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09......  A1        A+     $    3,235
   5,000    Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority,
              GO Refunding
              Certificates, (Grady
              Memorial Hospital
              Project) Series 1993,
              (MBIA Insured),
              5.250% 01/01/04......  Aaa       AAA         5,254
   1,105    Fulton County, Georgia,
              Development
              Authority, Revenue,
              (Clark Atlanta
              University Project)
              Series 1995, (CONNIE
              LEE Insured),
              5.100% 01/01/05......  Baa3      AAA         1,176
   1,000    Georgia State, GO,
              Series 1991C,
              6.500% 04/01/04......  Aaa       AAA         1,090
   4,400    Georgia State, GO,
              Series 1997C,
              6.250% 08/01/09......  Aaa       AAA         5,109
                                                      ----------
                                                          19,794
                                                      ----------
            HAWAII -- 0.2%
   2,500    Honolulu City and
              County, Hawaii, GO
              Refunding, Series
              1990A,
              7.350% 07/01/07......  Aa3       AA-         2,972
                                                      ----------
            ILLINOIS -- 8.8%
   2,370    Chicago, Illinois,
              Board of Education
              GO, Series 1997,
              (AMBAC Insured),
              5.250% 12/01/05......  Aaa       AAA         2,563
   2,500    Chicago, Illinois, Gas
              Supply Revenue,
              (Peoples Gas Light
              and Coke Project)
              Series 1985A,
              6.875% 03/01/15......  Aa3       AA-         2,590
   5,650    Chicago, Illinois, GO
              Refunding, Series
              1999, (FGIC Insured),
              5.000% 01/01/15......  Aaa       AAA         5,745
   7,105    Chicago, Illinois, GO
              Refunding, Series
              1999, (FGIC Insured),
              5.250% 01/01/18......  Aaa       AAA         7,454

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 3,750    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Capital Improvement
              GO, Series 1993,
              5.000% 12/01/02......  Aa1       AA+    $    3,868
   2,165    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Capital Improvement
              GO, Series 1995,
              5.750% 12/01/01......  Aa1       AA+         2,178
   2,000    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Working Cash Fund GO,
              Series 1995,
              5.750% 12/01/01......  Aa1       AA+         2,012
  10,200    Chicago, Illinois, Park
              District, GO, Series
              1995,
              6.600% 11/15/14......  Aa3       AA         11,566
   2,000    Chicago, Illinois,
              School Finance
              Authority, GO, Series
              1994A, (MBIA
              Insured),
              4.800% 06/01/04......  Aaa       AAA         2,098
   1,160    Chicago, Illinois,
              School Finance
              Authority, GO, Series
              1994A, (MBIA
              Insured),
              4.900% 06/01/05......  Aaa       AAA         1,228
   2,000    Chicago, Illinois,
              Water Revenue
              Refunding, Series
              1992, (AMBAC
              Insured),
              5.600% 11/01/04......  Aaa       AAA         2,097
   4,000    Chicago, Illinois,
              Water Revenue, Series
              1992, (AMBAC
              Insured),
              5.400% 11/01/02......  Aaa       AAA         4,133
   2,000    Cook County, Illinois,
              Community College
              District Number 508,
              Certificates of
              Participation, Series
              1990, (FGIC Insured),
              8.750% 01/01/07......  Aaa       AAA         2,470
   1,145    Du Page County,
              Illinois, School
              District, GO, Series
              1997, (FGIC Insured),
              6.750% 02/01/11......  Aaa       NR          1,363

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 4,000    Illinois State, GO,
              Series 1994,
              5.500% 08/01/03......  Aa2       AA     $    4,218
   3,000    Illinois State, GO,
              Series 1994, (MBIA
              Insured),
              5.500% 08/01/04......  Aaa       AAA         3,219
   6,850    Illinois State, GO,
              Series 2000,
              5.750% 06/01/15......  Aaa       AAA         7,438
  12,500    Illinois State, Sales
              Tax Revenue
              Refunding, Series
              1993S,
              6.000% 06/15/03......  Aa2       AAA        13,239
   4,000    Illinois State, Sales
              Tax Revenue, Series
              1994,
              5.625% 06/15/02......  Aa2       AAA         4,097
   4,160    Illinois, Development
              Financial Authority,
              Solid Waste Disposal
              Revenue, (Waste
              Management Inc.
              Project) Series 1997,
              AMT,
              5.050% 01/01/10......  NR        BBB         4,151
   1,000    Illinois, Health
              Facilities Authority,
              Revenue Refunding,
              (Lutheran General
              Health Systems
              Project) Series
              1993C,
              5.250% 04/01/02......  A1        A+          1,012
   6,320    Illinois, Health
              Facilities Authority,
              Revenue, (Highland
              Park Hospital
              Project) Series
              1991B, (FGIC
              Insured), Prerefunded
              10/01/07 @ 102,
              5.900% 10/01/12......  Aaa       AAA         7,223
   2,400    Illinois, Metropolitan
              Pier and Exposition
              Authority, Revenue,
              Series 1992,
              (MBIA-IBC Insured),
              6.500% 06/01/05......  Aaa       AAA         2,674
   1,580    Illinois, Metropolitan
              Pier and Exposition
              Authority, Revenue,
              Series 1996A, (AMBAC
              Insured),
              6.000% 12/15/06......  Aaa       AAA         1,772
   1,050    Lansing, Illinois,
              Sales Tax Increment
              Revenue Refunding,
              (Landings
              Redevelopment
              Project) Series 1992,
              6.500% 12/01/02......  NR        BBB         1,089

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,000    Regional Transportation
              Authority of
              Illinois, Revenue,
              Series 1991A, (FGIC
              Insured), Prerefunded
              11/01/01 @ 102,
              6.350% 11/01/04......  Aaa       AAA    $    1,024
   3,300    Regional Transportation
              Authority of
              Illinois, Revenue,
              Series 1994A, (AMBAC
              Insured),
              5.800% 06/01/05......  Aaa       AAA         3,582
                                                      ----------
                                                         106,103
                                                      ----------
            INDIANA -- 1.7%
   6,000    Indiana State,
              Development Finance
              Authority, PCR
              Refunding, (Southern
              Indiana Gas and
              Electric Project)
              Series 1998C, AMT,
              Mandatory Put
              03/01/06 @ 100,
              5.000% 03/01/30......  A1        A-          6,038
   1,040    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue Refunding,
              (Methodist Hospital
              of Indiana, Inc.
              Project) Series 1992,
              6.500% 09/15/02......  A1        NR          1,082
   4,390    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series
              1996A,
              5.000% 02/15/04......  Aa3       AA          4,571
   2,880    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Methodist
              Hospital of Indiana,
              Inc. Project) Series
              1992A, (Escrowed to
              Maturity),
              5.750% 09/01/15......  NR        AA-         3,230
   3,000    Indiana, Municipal
              Power Agency, Power
              Supply Systems
              Revenue Refunding,
              Series 1993B, (MBIA
              Insured),
              5.375% 01/01/03......  Aaa       AAA         3,109

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 2,500    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT,
              7.100% 01/15/17......  Baa2      BBB    $    2,637
                                                      ----------
                                                          20,667
                                                      ----------
            IOWA -- 1.7%
   9,650    Iowa, Student Loan
              Liquidity
              Corporation, Student
              Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09......  Aaa       AAA         9,956
  10,000    Iowa, Student Loan
              Liquidity
              Corporation, Student
              Loan Revenue, (Iowa
              College Student Aid
              Project) Series
              1997B, AMT,
              4.900% 12/01/05......  Aaa       NR         10,524
                                                      ----------
                                                          20,480
                                                      ----------
            KANSAS -- 1.8%
   5,000    Kansas State,
              Department of
              Transportation,
              Highway Revenue,
              Series 1992,
              7.250% 03/01/05......  Aa2       AA+         5,675
   5,000    Kansas State,
              Development Finance
              Authority, Revenue,
              (Board of Regents -
              Rehabilitation
              Project) Series
              1997G-2, (AMBAC
              Insured),
              5.500% 10/01/06......  Aaa       AAA         5,504
   4,500    Kansas State,
              Development Finance
              Authority, Revenue,
              Series 1998A,
              4.800% 06/01/13......  NR        A-          4,603
   2,175    Labette County, Kansas,
              Single-Family
              Mortgage Revenue,
              Zero Coupon Capital
              Accumulator Bonds,
              Series 1982,
              (Escrowed to
              Maturity),
              4.800%(+) 12/01/14...  Aaa       A-          1,164
   5,000    Wichita, Kansas,
              Hospital Revenue
              Refunding, Series
              2001-III,
              6.250% 11/15/18......  NR        A+          5,395
                                                      ----------
                                                          22,341
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            LOUISIANA -- 0.6%
 $ 4,000    Plaquemines, Louisiana,
              Port Harbor and
              Terminal District
              Marine, Terminal
              Facility Revenue
              Refunding, Series
              2001,
              5.000% 09/01/07......  A3        A-     $    4,110
   3,030    St. Charles Parish,
              Louisiana, PCR
              Refunding, (Union
              Carbide Corporation
              Project) Series 1999,
              5.100% 01/01/12......  A2        A           3,062
                                                      ----------
                                                           7,172
                                                      ----------
            MARYLAND -- 1.2%
   1,500    Baltimore, Maryland,
              Port Facilities
              Revenue, (E.I. duPont
              de Nemours and
              Company Project)
              Series 1985,
              6.500% 12/01/10......  Aa3       AA-         1,584
   4,890    Maryland State, GO
              Refunding, Series
              1991-3,
              6.250% 07/15/02......  Aaa       AAA         4,907
      35    Prince Georges County,
              Maryland, Solid Waste
              Management System
              Revenue, Series 1993,
              (FSA Insured),
              Prerefunded 06/15/03
              @ 102,
              5.200% 06/15/06......  Aaa       AAA            37
   3,465    Prince Georges County,
              Maryland, Solid Waste
              Management System
              Revenue, Unrefunded
              Balance, Series 1993,
              5.200% 06/15/06......  Aaa       AAA         3,643
   2,000    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, General
              Construction GO
              Refunding, Series
              1993,
              5.000% 06/01/04......  Aaa       AAA         2,113
   2,500    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, Water
              Supply GO Refunding,
              Series 1993,
              4.900%
              12/01/05(++).........  Aaa       AAA         2,649
                                                      ----------
                                                          14,933
                                                      ----------

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MASSACHUSETTS -- 3.8%
 $ 1,000    Massachusetts State, GO
              Refunding, Series
              1993B,
              5.000% 11/01/01......  Aa2       AA-    $    1,003
   5,000    Massachusetts State, GO
              Refunding, Series
              1993C,
              5.000% 08/01/07......  Aa2       AA-         5,223
  11,840    Massachusetts State, GO
              Refunding, Series
              1993C, (AMBAC
              Insured),
              4.950% 08/01/05......  Aaa       AAA        12,486
   4,000    Massachusetts State, GO
              Refunding, Series
              1996A,
              5.000% 11/01/09......  Aa2       AA-         4,240
   1,000    Massachusetts State,
              Industrial Financing
              Agency, Revenue,
              (Babson College Issue
              Project) Series
              1998A, (MBIA
              Insured),
              5.000% 10/01/18......  Aaa       AAA         1,006
   6,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue Refunding,
              Series 1993B,
              5.125% 03/01/04......  Aa3       AA          6,308
   4,175    Massachusetts,
              Educational Financing
              Authority,
              Educational Loan
              Revenue Refunding,
              Series 1999A, AMT,
              (AMBAC Insured),
              4.750% 07/01/11......  Aaa       AAA         4,278
   3,745    Massachusetts,
              Educational Financing
              Authority,
              Educational Revenue,
              Series 1998C, AMT,
              (MBIA Insured),
              4.600% 12/01/08......  Aaa       AAA         3,844
   3,325    Massachusetts,
              Educational Financing
              Authority,
              Educational Revenue,
              Series 1998C, AMT,
              (MBIA Insured),
              4.700% 12/01/09......  Aaa       AAA         3,402
   2,000    Massachusetts,
              University of Lowell
              Building Authority,
              Revenue, Series
              1995A, (AMBAC
              Insured), 5.700%
              11/01/09.............  Aaa       AAA         2,169

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $ 2,000    New England Education
              Loan Marketing
              Company of
              Massachusetts,
              Student Loan Revenue
              Refunding, Series
              1993A, AMT,
              5.700% 07/01/05......  Aa2       AA     $    2,148
                                                      ----------
                                                          46,107
                                                      ----------
            MICHIGAN -- 2.5%
   7,500    Detroit, Michigan,
              Convention
              Facilities, Revenue
              Refunding, (Cobo Hall
              Expansion Project)
              Series 1993, (FSA
              Insured),
              5.100%
              09/30/04(++).........  Aaa       AAA         7,989
   2,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              7.000% 04/01/04......  Baa1      A-          2,178
   5,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999A,
              5.750% 11/15/18......  Aaa       AAA         5,154
   7,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999B,
              Mandatory Put
              11/15/04 @ 100,
              5.050% 11/15/33......  Aa2       AA          7,227
   4,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999B,
              Mandatory Put
              11/15/05 @ 100,
              5.200% 11/15/33......  Aa2       AA          4,160
   3,195    Royal Oak, Michigan,
              Hospital Financing
              Authority, Hospital
              Revenue, (William
              Beaumont Hospital
              Project) Series 1997,
              4.500%(+) 11/15/07...  Aa3       AA-         2,432
   2,000    Royal Oak, Michigan,
              Hospital Financing
              Authority, Hospital
              Revenue, (William
              Beaumont Hospital
              Project) Series
              1997K, 4.240%(+)
              11/15/06.............  Aa3       AA-         1,613
                                                      ----------
                                                          30,753
                                                      ----------

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MINNESOTA -- 1.8%
 $ 6,285    Minneapolis and St.
              Paul, Minnesota,
              MetroAirport
              Community Airport
              Revenue, Series
              2001D, AMT, (FGIC
              Insured),
              5.750% 01/01/13......  Aaa       AAA    $    6,824
   5,000    Minnesota State, GO,
              Series 1994,
              Prerefunded 10/01/04
              @ 100,
              5.600% 10/01/05......  Aaa       AAA         5,413
   2,150    Southern Minnesota
              Municipal Power
              Agency, Power Supply
              Systems Revenue,
              Refunded Balance,
              Series 1992B,
              5.800% 01/01/07......  Aaa       AAA         2,251
   3,850    Southern Minnesota
              Municipal Power
              Agency, Power Supply
              Systems Revenue,
              Unrefunded Balance,
              Series 1992B,
              5.800% 01/01/07......  A2        A+          4,021
   3,200    St. Paul, Minnesota,
              Sewer Revenue
              Refunding, Series
              1993, (AMBAC
              Insured),
              5.100% 12/01/01......  Aaa       AAA         3,216
                                                      ----------
                                                          21,725
                                                      ----------
            MISSISSIPPI -- 1.1%
   3,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project)
              Series 1994A,
              5.500% 12/01/05......  Baa2      BBB         3,112
   7,000    Mississippi State, GO
              Refunding, Series
              2000,
              5.000% 12/01/08......  Aa3       AA          7,518
   2,370    Mississippi, Higher
              Education Authority,
              Revenue, Series
              1992C, AMT, (GTD STD
              LNS),
              6.400% 01/01/03......  NR        A           2,452
                                                      ----------
                                                          13,082
                                                      ----------
            MISSOURI -- 1.2%
   1,590    Kansas City, Missouri,
              Water Revenue, Series
              1994,
              5.900% 12/01/05......  Aa3       AA          1,728
   1,500    Missouri State, Board
              of Public Buildings,
              Revenue Refunding,
              Series 1991,
              5.900% 12/01/01......  Aa1       NR          1,510

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 2,980    Missouri State,
              Environmental
              Improvement and
              Energy Resource
              Authority, PCR
              Refunding,
              (Associated
              Electrical
              Cooperation - Thomas
              Hill Project) Series
              1996,
              5.500% 12/01/05......  A1        AA     $    3,245
   2,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Health Facilities
              Revenue, (BJC Health
              Systems Project)
              Series 1994A,
              5.900% 05/15/04......  Aa3       NR          2,158
   2,805    Platte County,
              Missouri, Public
              Building Corporation,
              Leasehold Revenue,
              (Law Enforcement
              Center Project)
              Series 1996, (FSA
              Insured), Prerefunded
              03/01/02 @ 100,
              5.300% 09/01/02......  Aaa       AAA         2,843
   1,565    St. Louis, Missouri,
              Metropolitan Sewer
              District, Mississippi
              River Subdistrict GO
              Refunding, Series
              1991, (FGIC Insured),
              6.400% 02/15/02......  Aaa       AAA         1,570
   1,000    St. Louis, Missouri,
              School District, GO,
              Series 1991, (FGIC
              Insured), Prerefunded
              10/01/01 @ 102,
              6.500% 04/01/03......  Aaa       AAA         1,020
                                                      ----------
                                                          14,074
                                                      ----------
            MONTANA -- 0.7%
   6,000    Forsyth, Montana, PCR
              Refunding, (Portland
              General Electric
              Company Project)
              Series 1998A,
              Mandatory Put
              05/01/03 @ 100,
              4.600% 05/01/33......  A3        A-          6,049
   4,475    Lewis and Clark County,
              Montana,
              Environmental
              Facilities Revenue,
              (Asarco, Inc.
              Project) Series 1998,
              AMT,
              5.850% 10/01/33......  B3        BB          2,969
                                                      ----------
                                                           9,018
                                                      ----------

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            NEBRASKA -- 0.4%
 $ 1,000    Lincoln, Nebraska,
              Electric Systems
              Revenue Refunding,
              Series 1993A,
              5.000% 09/01/06......  Aa2       AA     $    1,049
   3,500    Nebraska Public Power
              District, Power
              Supply Systems
              Revenue, Series 1993,
              5.300% 01/01/02......  Aaa       AAA         3,528
                                                      ----------
                                                           4,577
                                                      ----------
            NEVADA -- 1.4%
   1,000    Clark County, Nevada,
              GO Refunding, Series
              1991, (MBIA Insured),
              6.200% 10/01/03......  Aaa       AAA         1,013
   6,175    Clark County, Nevada,
              School District, GO
              Refunding, Series
              1993B, (FGIC
              Insured),
              5.375% 05/01/05......  Aaa       AAA         6,467
   1,000    Clark County, Nevada,
              School District, GO,
              Series 1991A, (MBIA
              Insured),
              6.500% 06/01/02......  Aaa       AAA         1,014
   1,255    Nevada State, GO,
              Series 1995A,
              5.200% 11/01/08......  Aa2       AA          1,331
   6,570    Nevada State, GO,
              Series 1998A,
              5.250% 05/15/16......  Aa2       AA          6,755
   1,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 28-31)
              Series 1989C,
              7.000% 01/01/03......  Aaa       AAA         1,014
                                                      ----------
                                                          17,594
                                                      ----------
            NEW JERSEY -- 2.2%
   4,000    Bergen County, New
              Jersey, Utilities
              Authority, Water PCR,
              Series 1992B, (FGIC
              Insured),
              5.500% 12/15/02......  Aaa       AAA         4,155
   3,340    New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project) Series 1999,
              AMT, 5.300%
              04/01/08.............  Aaa       AAA         3,574
   3,440    New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project) Series 1999,
              AMT,
              5.400% 04/01/09......  Aaa       AAA         3,698

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            NEW JERSEY -- (CONTINUED)
 $ 5,000    New Jersey State, GO
              Refunding, Series
              1992D,
              5.500% 02/15/04......  Aa1       AA+    $    5,315
  10,000    New Jersey State,
              Transportation Trust
              Fund Authority,
              Transportation
              Systems Revenue,
              Series 1997A,
              5.000% 06/15/14......  Aa2       AA         10,298
                                                      ----------
                                                          27,040
                                                      ----------
            NEW MEXICO -- 2.2%
   3,000    Bernalillo County, New
              Mexico, Gross
              Receipts Tax Revenue
              Refunding, Series
              1998,
              5.250% 04/01/27......  Aa3       AA          3,088
   9,500    Lordburg, New Mexico,
              PCR Refunding,
              (Phelps Dodge
              Corporation Project)
              Series 1993,
              6.500% 04/01/13......  Baa2      BBB-        9,693
   6,000    New Mexico State,
              Highway Community Tax
              Revenue, Series
              2000A,
              6.000% 06/15/10......  Aa2       AA+         6,856
   4,000    New Mexico, Mortgage
              Finance Authority,
              Single Family
              Mortgage Revenue,
              Series 2001B-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.000% 09/01/32......  NR        AAA         4,298
   1,245    New Mexico, Mortgage
              Finance Authority,
              Single-Family
              Mortgage Revenue,
              Series 1997C-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.950% 07/01/17......  Aaa       NR          1,303
   1,965    New Mexico, Mortgage
              Finance Authority,
              Single-Family
              Mortgage Revenue,
              Series 1997E-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.600% 07/01/17......  NR        AAA         2,022
                                                      ----------
                                                          27,260
                                                      ----------
            NEW YORK -- 2.8%
   2,500    New York State,
              Building Authority,
              General Revenue,
              Series 1997,
              5.000% 01/01/05......  Aa3       AA-         2,648

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 5,000    New York State,
              Dormitory Authority,
              Revenue, (City
              University Project)
              Series 1993B,
              5.250% 07/01/06......  A3        AA-    $    5,392
   7,000    New York State,
              Dormitory Authority,
              State University
              Educational
              Facilities Revenue,
              Series 1993A,
              5.400% 05/15/04......  A3        AA-         7,438
   2,260    New York, New York, GO,
              Series 1993E, (MBIA-
              IBC Insured),
              Prerefunded
              05/15/03 @ 101.5,
              5.800% 05/15/05......  Aaa       AAA         2,422
   3,500    New York, New York, GO,
              Series 1997, (MBIA
              Insured),
              6.250% 04/15/07......  Aaa       AAA         3,951
   8,500    New York, New York, GO,
              Unrefunded Balance,
              Series 1995D,
              5.750% 02/15/07......  A2        A           9,098
   3,000    Niagara County, New
              York, Individual
              Development Agency,
              Solid Waste Disposal,
              Revenue, Series
              2001B, AMT, Mandatory
              Put 11/15/13 @ 100,
              5.550% 11/15/24......  Baa1      BBB         3,124
                                                      ----------
                                                          34,073
                                                      ----------
            NORTH CAROLINA -- 3.0%
   4,300    Cary, North Carolina,
              Water and Public
              Improvement, GO,
              Series 2001,
              5.000% 03/01/13......  Aaa       AAA         4,550
   3,000    Charlotte, North
              Carolina, Airport
              Revenue, Series
              1999B, AMT, (MBIA
              Insured),
              6.000% 07/01/24......  Aaa       AAA         3,207
   2,000    Cumberland County,
              North Carolina, GO,
              Series 1998, (FGIC
              Insured),
              5.000% 03/01/17......  Aaa       AAA         2,048
   5,000    Mecklenburg County,
              North Carolina, GO
              Refunding, Series
              1992,
              5.750% 03/01/03......  Aaa       AAA         5,095

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 3,000    Mecklenburg County,
              North Carolina,
              Public Improvement
              GO, Series 1992,
              Prerefunded 01/01/02
              @ 101,
              6.200% 01/01/04......  Aaa       AAA    $    3,061
   1,895    North Carolina, Housing
              Finance Agency,
              (Single-Family
              Program) Series
              1997RR, AMT, (FHA
              Insured),
              5.850% 09/01/28......  Aa2       AA          1,949
   4,000    North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Carolina Medicorp,
              Inc. Project) Series
              1996,
              5.125% 05/01/16......  A1        AA-         4,028
   3,135    North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1998A,
              4.400% 12/01/08......  Aa3       AA-         3,208
   3,000    North Carolina, Medical
              Care Commission,
              Hospital Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1998B,
              5.000% 12/01/18......  Aa3       AA-         2,956
   5,000    North Carolina, Medical
              Care Community
              Hospital Revenue,
              (Duke University
              Hospital Project)
              Series 1996C,
              (MBIA-IBC Insured),
              5.250% 06/01/26......  Aaa       AAA         5,002
   1,200    Winston-Salem, North
              Carolina, Water and
              Sewer Systems Revenue
              Refunding, Series
              1997,
              4.600% 06/01/11......  Aa2       AAA         1,237
                                                      ----------
                                                          36,341
                                                      ----------
            OHIO -- 2.2%
   2,000    Akron/Bath/Copley,
              Ohio, Joint Township
              Hospital District,
              Revenue, (Summa
              Health Systems
              Project) Series
              1993A,
              5.750% 11/15/08......  Baa1      NR          2,059

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 6,135    Lorain County, Ohio,
              Hospital Revenue
              Refunding, (Catholic
              Healthcare Project)
              Series 2001A,
              5.625% 10/01/14......  A1        AA-    $    6,506
   6,060    Montgomery County,
              Ohio, Hospital
              Revenue, (Kettering
              Medical Center
              Project) Series 1999,
              6.500% 04/01/13......  Baa1      BBB+        6,484
   5,000    Ohio State, Common
              Schools, GO, Series
              2001A,
              5.000% 06/15/12......  Aa1       AA+         5,285
   2,500    Ohio State, Public
              Facilities
              Commission, Revenue,
              (Higher Education
              Capital Facilities
              Project) Series
              1995A-II, (AMBAC
              Insured),
              5.200% 05/01/05......  Aaa       AAA         2,678
   1,660    Ohio, Housing Finance
              Agency, Mortgage
              Revenue, (Residential
              Project) Series
              1998B-2, AMT, (GNMA
              COLL),
              4.800% 09/01/07......  Aaa       NR          1,734
   2,500    Scioto County, Ohio,
              Marine Terminal
              Revenue Refunding,
              (Norfolk Southern
              Corporation Project)
              Series 1998,
              5.300% 08/15/13......  Baa1      BBB         2,508
                                                      ----------
                                                          27,254
                                                      ----------
            OKLAHOMA -- 0.7%
   4,670    Oklahoma City,
              Oklahoma, Airport
              Trust Revenue, Series
              2000B, AMT, (FSA
              Insured),
              5.375% 07/01/11......  Aaa       AAA         4,977
   5,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.625% 08/15/19......  B2        B-          3,711
                                                      ----------
                                                           8,688
                                                      ----------
            OREGON -- 1.3%
   6,000    Multnomah County,
              Oregon, School
              District Number 1J -
              Portland, GO, Series
              1996,
              5.500% 06/01/05......  Aa3       A+          6,503

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            OREGON -- (CONTINUED)
 $ 4,300    Portland, Oregon, Sewer
              Systems Revenue,
              Series 1994A,
              5.450% 06/01/03......  A1        A+     $    4,510
   4,500    Washington County,
              Oregon, Sewer Revenue
              Refunding, Senior
              Lien, Series 1992A,
              (AMBAC Insured),
              5.300% 10/01/01......  Aaa       AAA         4,501
                                                      ----------
                                                          15,514
                                                      ----------
            PENNSYLVANIA -- 2.8%
   5,000    Allegheny County,
              Pennsylvania, Airport
              Revenue Refunding,
              (Pittsburgh
              International Airport
              Project) Series
              1997A-1, AMT, (MBIA
              Insured),
              5.750% 01/01/08......  Aaa       AAA         5,460
   3,075    Delaware County,
              Pennsylvania
              Authority, Health
              Care Revenue, Series
              1993B, Prerefunded
              11/15/05 @ 100,
              6.000% 11/15/07......  Aaa       NR          3,308
   2,890    Erie, Pennsylvania,
              Water Authority,
              Water Revenue, Series
              1991, Prerefunded
              12/01/01 @ 100,
              7.125% 12/01/11......  Baa3      BBB         2,914
  10,000    Pennsylvania State, GO,
              Series 2001,
              5.125% 01/15/16......  Aa2       AA         10,343
   9,180    Pennsylvania, Housing
              Finance Agency,
              Single-Family
              Mortgage Revenue,
              Series 1997A-61, AMT,
              5.450% 10/01/21......  Aa2       AA+         9,294
   2,500    Philadelphia,
              Pennsylvania,
              Industrial
              Development
              Authority, IDR
              Refunding, (Ashland
              Oil Inc. Project)
              Series 1993,
              5.700% 06/01/05......  Baa2      NR          2,630
                                                      ----------
                                                          33,949
                                                      ----------
            RHODE ISLAND -- 0.0%(+)
      55    Rhode Island State, GO,
              Series 1992A,
              5.400% 08/01/06......  Aa3       AA-            56
                                                      ----------

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- 2.5%
 $ 2,195    Cherokee County, South
              Carolina, School
              District Number 001,
              GO, Series 1997,
              (SCSDE),
              5.500% 03/01/06......  Aa1       AA+    $    2,392
   3,600    Cherokee County, South
              Carolina, School
              District Number 001,
              GO, Series 1997,
              (SCSDE),
              5.000% 03/01/16......  Aa1       AA+         3,651
   3,210    Greenville Hospital
              Systems of South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B,
              (GTY-AGMT),
              5.500% 05/01/08......  Aa3       AA          3,458
   5,160    Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue, Series
              1996B,
              (FGIC Insured),
              6.000% 01/01/07......  Aaa       AAA         5,727
   2,580    Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue, Unrefunded
              Balance, Series
              1991A,
              (FGIC Insured),
              6.125% 01/01/03......  Aaa       AAA         2,655
   3,665    Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22......  Baa2      BBB         3,794
   8,890    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24......  Baa2      BBB         8,574
                                                      ----------
                                                          30,251
                                                      ----------
            SOUTH DAKOTA -- 0.9%
  11,000    Education Loans Inc.,
              South Dakota, Student
              Loan Revenue, Series
              1998, AMT, (GTD STD
              LNS),
              4.950% 06/01/10......  Aaa       NR         11,414
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TENNESSEE -- 3.4%
 $ 5,000    Knox County, Tennessee,
              GO Refunding, Series
              2001,
              5.000% 04/01/09......  Aa2       AA     $    5,338
   5,000    Knox County, Tennessee,
              Health Educational
              and Housing
              Facilities Board,
              Revenue, (University
              Health System Inc.
              Project) Series 1999,
              5.625% 04/01/29......  Baa1      NR          4,894
   6,270    McMinn County,
              Tennessee, Industrial
              Development Board,
              Recycling Facilities
              Revenue, (Bowater
              Inc. Project) Series
              1992, AMT,
              7.400% 12/01/22......  Baa3      BBB         6,611
   1,000    Memphis, Tennesse,
              Electric System
              Revenue Refunding,
              Series 1992,
              5.800% 01/01/03......  Aa3       AA          1,042
   1,925    Metropolitan
              Government, Nashville
              and Davidson County,
              Tennessee, Electric
              Revenue, Series
              1992B,
              5.625% 05/15/03......  Aa3       AA          2,001
   1,000    Metropolitan
              Government, Nashville
              and Davidson County,
              Tennessee, Health and
              Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08......  Aaa       AAA         1,134
   6,450    Shelby County,
              Tennessee, GO
              Refunding, Series
              1997B,
              5.500% 08/01/08......  Aa3       AA+         7,105
   8,000    Shelby County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project)
              Series 1999,
              5.375% 07/01/24......  NR        AA          7,953
   1,190    Tennessee State,
              Housing Development
              Agency, Revenue,
              Series 1998, AMT,
              4.950% 07/01/10......  Aa2       AA          1,242

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 4,000    Tennessee, Gas Revenue,
              (Tennergy Corporation
              Project) Series 1999,
              (MBIA Insured),
              5.000% 06/01/05......  Aaa       AAA    $    4,153
                                                      ----------
                                                          41,473
                                                      ----------
            TEXAS -- 12.9%
   2,175    Aldine, Texas,
              Independent School
              District, GO
              Refunding, Series
              1997, (PSF-GTD),
              3.920%(+) 02/15/07...  Aaa       AAA         1,765
   1,800    Austin, Texas,
              Utilities System
              Revenue Refunding,
              Series 1991A, (AMBAC
              Insured),
              6.500% 11/15/03......  Aaa       AAA         1,845
   2,555    Austin, Texas,
              Utilities Systems
              Revenue, Series
              1977-2, (Escrowed to
              Maturity),
              5.600% 10/01/03......  Aaa       AAA         2,715
   2,585    Belton, Texas,
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              5.250% 08/15/08......  Aaa       AAA         2,803
     975    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior
              Lien, Series 1994A-2,
              AMT, (GTD STD LNS),
              6.050% 06/01/03......  Aaa       NR            995
   2,575    Carrollton, Texas,
              Farmers Branch
              Independent School
              District, GO, Series
              1996,
              (PSF-GTD),
              5.700% 02/15/17......  Aaa       AAA         2,663
   3,245    Dallas, Texas,
              Independent School
              District, GO, Series
              1993,
              (PSF-GTD),
              5.600% 08/15/04......  Aaa       AAA         3,408
   2,190    Fort Worth, Texas,
              Higher Education
              Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.000% 03/15/17......  Aa3       AA-         2,192

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,050    Galena Park, Texas,
              Independent School
              District, GO, Series
              1997, (PSF-GTD),
              5.000% 08/15/21......  Aaa       NR     $    1,022
   3,120    Garland, Texas,
              Certificates of
              Obligation, GO,
              Series 2000,
              5.500% 02/15/12......  Aa2       AA          3,354
  10,650    Guadalupe Blanco River
              Authority, Texas,
              Sewer and Solid Waste
              Disposal Facility,
              Revenue, (E.I. duPont
              de Nemours and
              Company Project)
              Series 1999, AMT,
              5.500% 05/01/29......  Aa3       AA-        10,619
   2,730    Harris County, Texas,
              GO, Series 1996,
              5.150% 10/01/07......  Aa1       AA+         2,920
   1,000    Harris County, Texas,
              GO, Series 1996,
              5.375% 10/01/09......  Aa1       AA+         1,063
   5,000    Harris County, Texas,
              GO, Series 2001,
              5.000% 10/01/12......  Aa1       AA+         5,278
   2,350    Harris County, Texas,
              Health Facilities
              Development
              Authority, Hospital
              Revenue Refunding,
              (Texas Childrens
              Hospital Project)
              Series 1995, (MBIA
              Insured, Escrowed to
              Maturity),
              6.000% 10/01/05......  Aaa       AAA         2,614
   5,000    Harris County, Texas,
              Health Facilities
              Development
              Authority, Revenue,
              Series 1999A, (MBIA
              Insured),
              5.375% 07/01/19......  Aaa       AAA         4,991
   5,790    Harris County, Texas,
              Health Facility
              Development
              Corporation, Revenue,
              Series 1999A, (MBIA
              Insured),
              5.625% 07/01/11......  Aaa       AAA         6,179
   7,000    Houston, Texas, Airport
              System Revenue, Sub-
              Lien, Series 1998B,
              AMT, (FGIC Insured),
              5.250% 07/01/12......  Aaa       AAA         7,284

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,755    Houston, Texas, Airport
              System Revenue, Sub-
              Lien, Series 2000A,
              AMT, (FSA Insured),
              6.000% 07/01/09......  Aaa       AAA    $    7,515
   7,000    Houston, Texas, Water
              and Sewer Systems
              Revenue Refunding,
              Junior Lien, Series
              1997D, (FGIC
              Insured),
              5.000% 12/01/25......  Aaa       AAA         6,780
   6,360    Houston, Texas, Water
              Systems Revenue,
              Series 1979,
              6.400% 12/01/14......  Aaa       AAA         7,289
   4,000    Jefferson County,
              Texas, Health
              Facilities
              Development
              Corporation Revenue,
              (Baptist Hospitals
              Project) Series 2001,
              (AMBAC Insured),
              5.200% 08/15/21......  Aaa       AAA         3,985
   1,000    Lewisville, Texas,
              Independent School
              District, GO, Series
              1997,
              (PSF-GTD),
              6.750% 08/15/08......  Aaa       NR          1,169
   5,210    North Central Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Healthcare Systems
              Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.500% 05/15/13......  Aaa       AAA         5,457
   5,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare
              Residential Project)
              Series 1996B, (MBIA
              Insured), 5.500%
              06/01/16(++).........  Aaa       AAA         5,465
   6,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11......  Aaa       NR          6,255
   2,110    Richardson, Texas, GO
              Refunding, Series
              1998,
              5.250% 02/15/07......  Aa1       AA+         2,277

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,805    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Texas Health
              Resources Systems
              Project) Series
              1997A, (MBIA
              Insured),
              5.750% 02/15/10......  Aaa       AAA    $    5,165
   5,000    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Texas Health
              Resources Systems
              Project) Series
              1997A, (MBIA
              Insured),
              5.250% 02/15/17......  Aaa       AAA         5,033
   3,200    Texas A&M University,
              Financing Systems
              Revenue, Series 1995,
              5.950%
              05/15/05(++).........  Aa1       AA+         3,509
   3,000    Texas State, GO
              Refunding, Series
              1992A,
              5.700% 10/01/03......  Aa1       AA          3,191
   5,000    Texas State, Turnpike
              Authority, Dallas
              North Tollway
              Revenue, (President
              George Bush Turnpike
              Project) Series 1995,
              (FGIC Insured),
              5.000% 01/01/25......  Aaa       AAA         4,846
   1,000    Texas State, Veterans
              Housing Assistance,
              GO, Series 1994B-4,
              AMT,
              6.100% 12/01/06......  Aa1       AA          1,045
  10,910    Texas State, Water
              Development GO,
              Series 1997D,
              5.000% 08/01/19......  Aa1       AA         10,833
   4,790    Texas, Municipal Power
              Agency, Revenue,
              Refunded Balance,
              Series 1992, (MBIA
              Insured), Prerefunded
              09/01/02 @ 100,
              5.750% 09/01/12......  Aaa       AAA         4,948

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    Texas, Southwest Higher
              Education Authority
              Inc., Higher
              Education Revenue
              Refunding, (Southern
              Methodist University
              Project) Series 1995,
              (FSA Insured),
              5.125% 10/01/16......  Aaa       AAA    $    2,027
   4,500    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999A, (AMBAC
              Insured),
              5.875% 11/15/24......  Aaa       AAA         4,738
                                                      ----------
                                                         155,237
                                                      ----------
            UTAH -- 2.1%
   2,145    Cache County, Utah,
              School District,
              (Utah School Board
              Guaranty Program) GO
              Refunding, Series
              1997, (SCH BD GTY),
              5.500% 06/15/07......  NR        AAA         2,356
   1,000    Davis County, Utah,
              School District, GO,
              Series 1991, (FGIC
              Insured), Prerefunded
              12/01/01 @ 100,
              6.450% 06/01/02......  Aaa       AAA         1,007
   1,000    Jordan, Utah, School
              District, GO
              Refunding, Series
              1993,
              5.600% 06/15/02......  Aa1       NR          1,024
   5,080    Salt Lake County, Utah,
              GO, Series 1995,
              5.500% 12/15/05......  Aaa       AAA         5,583
   8,000    Tooele County, Utah,
              Hazardous Waste
              Treatment Revenue,
              (Union Pacific
              Project) Series 1992,
              AMT,
              5.700% 11/01/26......  Baa3      BBB-        7,542
   2,500    Utah State, Student
              Loan Revenue, Series
              1995N, AMT, (AMBAC
              Insured, GTD STD
              LNS),
              5.900% 11/01/07......  Aaa       AAA         2,714
   5,000    Utah, Intermountain
              Power Agency, Power
              Supply Revenue
              Refunding, Series
              1993C,
              5.000% 07/01/05......  A1        A+          5,239
                                                      ----------
                                                          25,465
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            VIRGINIA -- 4.8%
 $ 5,000    Charles City County,
              Virgina, Industrial
              Development
              Authority, Solid
              Waste Disposal
              Facility Revenue
              Refunding, (Waste
              Management Virgina
              Incorporated Project)
              Series 1999, AMT,
              4.875% 02/01/09......  NR        BBB    $    4,974
   6,170    Chesapeake, Virginia,
              GO Refunding, Series
              1993,
              5.000% 12/01/03......  Aa2       AA          6,508
     975    Chesterfield County,
              Virginia, Improvement
              GO Refunding, Series
              1991,
              6.250% 07/15/05......  Aaa       AAA           998
   6,000    Covington-Allegheny
              County, Virginia,
              Industrial
              Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.900% 03/01/05......  Baa1      BBB         6,372
   5,790    Fairfax County,
              Virginia, GO
              Refunding, Series
              1993C, (State Aid
              Withholding),
              5.000% 05/01/05......  Aaa       AAA         6,082
   2,500    Newport News, Virginia,
              GO Refunding, Series
              1993B, (State Aid
              Withholding),
              5.400% 11/01/06......  Aa2       AA          2,654
   3,000    Virginia Beach,
              Virginia, GO
              Refunding, Series
              1993,
              5.100% 07/15/05......  Aa1       AA+         3,224
   1,100    Virginia State, Higher
              Educational
              Institutions, GO,
              Series 1992C,
              Prerefunded
              06/01/02 @ 100,
              5.900% 06/01/05......  Aaa       AAA         1,128
   4,845    Virginia State, Housing
              Development
              Authority,
              Multi-Family Housing
              Revenue, Series
              1999B, AMT,
              5.200% 05/01/19......  Aa1       AA+         4,818
   1,500    Virginia State, Public
              Facilities GO, Series
              1993A,
              5.400% 06/01/05......  Aaa       AAA         1,587

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 4,000    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.100% 01/01/05......  Aa1       AA     $    4,255
   7,000    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.250% 01/01/07......  Aa1       AA          7,387
   2,600    Virginia, College
              Building Authority,
              Educational
              Facilities Revenue
              Refunding,
              (University of
              Richmond Project)
              Series 1992,
              5.625% 11/01/02......  Aa2       AA          2,633
   7,300    Virginia, Pocahontas
              Parkway Association
              Toll Road, Revenue,
              Series 1998B,
              7.260%(+) 08/15/15...  Baa3      BBB-        2,713
   9,100    Virginia, Pocahontas
              Parkway Association
              Toll Road, Revenue,
              Series 1998B,
              7.260%(+) 08/15/19...  Baa3      BBB-        2,543
                                                      ----------
                                                          57,876
                                                      ----------
            WASHINGTON -- 5.4%
   1,610    Clark County,
              Washington, Sewer
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 12/01/04......  Aaa       AAA         1,739
   2,500    King County,
              Washington, GO
              Refunding, Series
              1993C,
              5.625% 06/01/02......  Aaa       AA+         2,558
   1,000    King County,
              Washington, GO
              Refunding, Series
              1998B,
              4.750% 01/01/17......  Aa1       AA+           975
   1,700    King County,
              Washington, GO,
              Unrefunded Balance,
              Series 1993A,
              5.250% 12/01/01......  Aa1       AA+         1,709
   1,310    King County,
              Washington, School
              District Number 415,
              GO, (FSA Insured),
              5.200% 06/01/05......  Aaa       AAA         1,405

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 3,000    Pierce County,
              Washington, School
              District Number 003,
              GO Refunding, Series
              1996, (FGIC Insured),
              5.000% 12/01/03......  Aaa       AAA    $    3,162
   1,400    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series
              1993,
              5.500% 06/01/18......  Aa2       AA          1,426
   7,800    Spokane County,
              Washington, School
              District Number 354
              GO, Series 1998,
              (FGIC Insured),
              5.500% 12/01/10......  Aaa       AAA         8,640
   2,195    Tacoma, Washington,
              Electric Systems
              Revenue, Series 1992,
              (AMBAC Insured),
              5.900%
              01/01/05(++).........  Aaa       AAA         2,257
   1,000    Tacoma, Washington, GO,
              Series 1992A,
              5.750% 07/01/02......  A1        A+          1,026
   2,100    Tacoma, Washington,
              Sewer Revenue
              Refunding, Series
              1994B, (FGIC
              Insured),
              5.500% 12/01/03......  Aaa       AAA         2,235
  10,000    Washington State, GO
              Refunding, Series
              1993R-93B,
              5.125%
              10/01/04(++).........  Aa1       AA+        10,663
   6,645    Washington State, GO
              Refunding, Series
              1997R-98A,
              5.000% 07/01/15......  Aa1       AA+         6,744
   3,260    Washington State, GO,
              Series 1997E,
              5.000% 07/01/22......  Aa1       AA+         3,186
   2,500    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, (Nuclear
              Project Number 1)
              Series 1996A, (AMBAC
              Insured),
              6.000%
              07/01/05(++).........  Aaa       AAA         2,750
   1,150    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1993A,
              5.800% 07/01/07......  Aa1       AA-         1,268

PRINCIPAL
 AMOUNT                              MOODY'S   S&P      VALUE
  (000)                                 RATINGS         (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 3,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1993B, (FSA Insured),
              5.400% 07/01/05......  Aaa       AAA    $    3,238
   8,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1996A, (AMBAC
              Insured),
              5.500% 07/01/04......  Aaa       AAA         8,556
   2,000    Yakima County,
              Washington, School
              District Number 7,
              GO, Series 1994,
              (MBIA Insured),
              5.500% 12/01/03......  Aaa       AAA         2,128
                                                      ----------
                                                          65,665
                                                      ----------
            WISCONSIN -- 2.6%
   2,500    Milwaukee County,
              Wisconsin, GO, Series
              2001A,
              5.000% 10/01/12......  Aa3       AA          2,643
   2,500    Milwaukee County,
              Wisconsin, GO, Series
              2001A,
              5.000% 10/01/13......  Aa3       AA          2,610
   5,790    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO
              Refunding, Series
              1997A,
              5.125% 10/01/16......  Aa1       AA+         5,891
   3,070    Sun Prairie, Wisconsin,
              Area School District,
              GO, Promissory Notes,
              Series 1996, (FGIC
              Insured, Escrowed to
              Maturity),
              5.500% 04/01/03......  Aaa       AAA         3,212
   1,000    Wisconsin State, GO
              Refunding, Series
              1995-2,
              5.200% 11/01/07......  Aa3       AA          1,059
   4,745    Wisconsin State, GO,
              Series 1996A,
              5.000% 05/01/16......  Aa3       AA          4,789
   8,000    Wisconsin State,
              Petroleum Revenue,
              Series 2000A,
              5.750% 07/01/08......  Aa3       AA-         8,654
   2,735    Wisconsin, Housing and
              Economic Development
              Authority, Revenue,
              Series 1997G,
              5.350% 03/01/12......  Aa2       AA          2,866
                                                      ----------
                                                          31,724
                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                        VALUE
                                                        (000)
----------------------------------------------------------------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $1,151,153)....................   $1,201,066
                                                      ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.5%
              (Cost $6,006)
    6,006   Nations Municipal Reserves#........        6,006
                                                  ----------
            TOTAL INVESTMENTS
              (Cost $1,157,159*)........   99.3%   1,207,072
                                                  ----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................    0.7%
            Receivable for investment
              securities sold..................   $    1,042
            Receivable for Fund shares sold....          120
            Interest receivable................       18,822
            Payable for Fund shares redeemed...       (1,159)
            Investment advisory fee payable....         (243)
            Administration fee payable.........         (200)
            Shareholder servicing and
              distribution fees payable........          (12)
            Distributions payable..............       (4,558)
            Payable for investment securities
              purchased........................       (5,270)
            Accrued Trustees' fees and
              expenses.........................          (42)
            Accrued expenses and other
              liabilities......................         (235)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................        8,265
                                                  ----------
            NET ASSETS..................  100.0%  $1,215,337
                                                  ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income...........................   $    1,190
            Accumulated net realized loss on
              investments sold.................       (2,217)
            Net unrealized appreciation of
              investments......................       49,913
            Paid-in capital....................    1,166,451
                                                  ----------
            NET ASSETS.........................   $1,215,337
                                                  ==========


                                                    VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,181,932,489 / 115,383,817
              shares outstanding)..............       $10.24
                                                      ======
            INVESTOR A SHARES:
            Net asset value and redemption
              price per share
              ($29,416,478 / 2,871,836 shares
              outstanding).....................       $10.24
                                                      ======
            Maximum sales charge...............        3.25%
            Maximum offering price per share...       $10.58
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($3,037,216 / 296,576
              shares outstanding)..............       $10.24
                                                      ======
            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($950,932 / 92,832
              shares outstanding)..............       $10.24
                                                      ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $49,913 on investment securities was comprised of gross appreciation of $53,096 and gross depreciation of $3,183 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $1,157,159.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

 (+) Amount represents less than 0.1%.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   FGIC                                                                   16.35%

Nations Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       11.60%
   Industrial Development Revenue/
   Pollution Control Revenue                                              10.36%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.8%
            ALABAMA -- 4.4%
 $ 2,000    Birmingham, Alabama, GO
              Refunding, Series
              1992B,
              6.250% 04/01/12........  Aa3       AA     $  2,078
   3,000    Butler County, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (James River
              Corporation of Virginia
              Project)
              Series 1994, AMT,
              8.000% 09/01/28++......  NR        BBB-      3,183
   7,210    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1997, AMT,
              5.750% 11/01/27........  Baa2      NR        6,964
   1,100    Huntsville, Alabama, GO,
              Series 1995A,
              5.750% 02/01/14........  Aa2       AA        1,154
  10,000    Huntsville, Alabama,
              Health Care Authority,
              Revenue, Series 2001A,
              5.750% 06/01/31........  A2        NR       10,222
   3,600    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/18........  Aaa       AAA       3,754
   2,000    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/22........  Aaa       AAA       2,067
   1,000    Mcintosh, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              Series 1998C,
              5.375% 06/01/28........  A2        A           988
   1,000    Morgan County-Decatur,
              Alabama, Health Care
              Authority, Hospital
              Revenue Refunding,
              (Decatur General
              Hospital Project)
              Series 1994, (CONNIE
              LEE Insured),
              6.250% 03/01/13........  NR        AAA       1,089

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 9,750    Phoenix County, Alabama,
              Industrial Development
              Board, Environmental
              Import Revenue
              Refunding, (Mead Coated
              Board Project) Series
              1998B, (GTY-AGMT),
              5.250% 04/01/28........  A3        BBB+   $  9,348
                                                        --------
                                                          40,847
                                                        --------
            ALASKA -- 2.7%
   2,500    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1999A, AMT, (AMBAC
              Insured),
              4.900% 07/01/08........  Aaa       AAA       2,590
   1,000    Anchorage, Alaska,
              Electric Utilities
              Revenue Refunding,
              Senior Lien, Series
              1993, (MBIA Insured),
              8.000% 12/01/09........  Aaa       AAA       1,271
   7,000    Anchorage, Alaska,
              Electric Utilities
              Revenue, Senior Lien,
              Series 1996B, (MBIA
              Insured),
              5.500% 02/01/26........  Aaa       AAA       7,134
   2,250    Anchorage, Alaska,
              Telephone Utilities
              Revenue Refunding,
              Series 1994A, (AMBAC
              Insured),
              4.500% 12/01/02........  Aaa       AAA       2,307
   1,190    Anchorage, Alaska,
              Telephone Utilities
              Revenue, Series 1996A,
              (MBIA Insured),
              Prerefunded 03/01/06 @
              101,
              5.750% 03/01/12........  Aaa       AAA       1,324
   1,000    North Slope, Borough,
              Alaska, Capital
              Appreciation GO, Series
              1995A, (MBIA Insured),
              3.650%+ 06/30/06.......  Aaa       AAA         842
  15,000    North Slope, Borough,
              Alaska, Capital
              Appreciation GO, Series
              2000B, (MBIA Insured),
              4.570%+ 06/30/11.......  Aaa       AAA       9,699
                                                        --------
                                                          25,167
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ARIZONA -- 1.1%
 $ 1,000    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1991B,
              6.300% 07/01/04........  Aa2       AA     $  1,093
   1,300    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1993B,
              4.600% 07/01/11........  Aa2       AA        1,328
   3,000    Maricopa County, Arizona,
              Unified School District
              Number 48, GO, Series
              1995,
              5.000% 07/01/14........  Aa2       AA        3,065
   1,600    Pima County, Arizona,
              United School District
              Number 1, GO, Series
              1992D, (FGIC Insured),
              Prerefunded 07/01/02 @
              102,
              6.100% 07/01/11........  Aaa       AAA       1,679
   5,000    Tucson and Pima County,
              Arizona, Industrial
              Development Authority,
              Single-Family Mortgage
              Revenue, Series 1983A,
              4.910%+ 12/01/14.......  Aaa       AAA       2,659
                                                        --------
                                                           9,824
                                                        --------
            ARKANSAS -- 0.7%
   1,300    Arkansas State,
              Development Finance
              Authority, Revolving
              Loan Fund, Wastewater
              Systems Revenue, Series
              1996A,
              5.700% 12/01/12........  NR        AA        1,448
   2,000    Arkansas State,
              Development Financial
              Authority, TOB
              Settlement Revenue,
              (BioSciences Institute
              College Project) Series
              2001,
              5.125% 12/01/28........  Aa2       NR        1,969
   3,425    Blytheville, Arkansas,
              Solid Waste Recycling
              and Sewer Treatment
              Revenue, (Nucor
              Corporation Project)
              Series 1993, AMT,
              6.375% 01/01/23........  A1        AA-       3,540
                                                        --------
                                                           6,957
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- 3.0%
 $ 5,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, AMT, (GTY-AGMT),
              Mandatory Put 8/15/08 @
              100,
              6.400% 08/15/30........  Baa2      BBB-   $  5,355
   2,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000B, (GTY-AGMT),
              Mandatory Put 8/15/08 @
              100,
              6.250% 08/15/30........  Baa2      BBB-      2,143
   1,600    California State, GO,
              Series 1983,
              9.100% 11/01/01........  Aa3       A+        1,610
   1,000    California State, GO,
              Series 1983,
              9.000% 06/01/02........  Aa3       A+        1,044
   1,000    California State, GO,
              Series 1983,
              9.000% 10/01/03........  Aa3       AA-       1,121
   1,000    California State, GO,
              Series 1983,
              9.000% 04/01/05........  NR        AA-       1,189
   1,000    California State, GO,
              Series 1984,
              9.100% 10/01/02........  Aa3       AA-       1,065
   1,000    California State, GO,
              Series 1989,
              7.200% 04/01/05........  Aa3       A+        1,134
   1,600    California State, GO,
              Series 1989,
              7.100% 03/01/07........  Aa3       A+        1,875
   4,000    California State, GO,
              Series 1990,
              7.000% 08/01/04........  Aa3       A+        4,443
   3,300    California State, GO,
              Series 1990,
              7.000% 08/01/05........  Aa3       A+        3,760
   2,500    San Francisco,
              California, Bay Area
              Rapid Transit District,
              Sales Tax Revenue
              Refunding, (AMBAC
              Insured),
              6.750% 07/01/11........  Aaa       AAA       3,064
                                                        --------
                                                          27,803
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            COLORADO -- 0.5%
 $ 1,500    Arapahoe County,
              Colorado, Capital
              Improvement
              Transportation Federal
              Highway Revenue, Series
              1986E-470, Prerefunded
              08/31/05 @ 103,
              6.900% 08/31/15........  Aaa       AAA    $  1,756
   2,500    Douglas County, Colorado,
              Sales and Use Tax
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 10/15/11........  Aaa       AAA       2,648
                                                        --------
                                                           4,404
                                                        --------
            CONNECTICUT -- 0.7%
   5,000    Connecticut State, Health
              and Educational
              Facilities Authority,
              Revenue, (Eastern
              Connecticut Health
              Network Project) Series
              2000A,
              6.000% 07/01/25........  NR        AA        5,334
     730    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program) Series
              1994A,
              6.100% 05/15/13........  Aa2       AA          767
                                                        --------
                                                           6,101
                                                        --------
            DISTRICT OF COLUMBIA -- 3.5%
   9,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series 1997A,
              (MBIA Insured),
              Prerefunded 08/15/07 @
              102,
              5.375% 08/15/15........  Aaa       AAA       9,487
   3,905    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/12........  Aaa       AAA       4,208
   3,985    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/17........  Aaa       AAA       4,203

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 4,200    District of Columbia,
              Revenue, (Association
              of American Medical
              Colleges Project)
              Series 1997A, (AMBAC
              Insured),
              5.375% 02/15/17........  Aaa       AAA    $  4,315
  10,400    District of Columbia,
              Revenue, (Carnegie
              Endowment Project)
              Series 1996,
              5.750% 11/15/26........  Aa3       NR       10,777
                                                        --------
                                                          32,990
                                                        --------
            FLORIDA -- 1.5%
   4,600    Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT,
              6.400% 09/01/30........  Baa2      NR        4,713
   1,735    Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance, Series 1985,
              9.125% 06/01/14........  Aa2       AA+       2,421
   7,000    Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA       6,625
                                                        --------
                                                          13,759
                                                        --------
            GEORGIA -- 6.5%
   5,000    Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30........  Aaa       AAA       5,184
   3,000    Chatham County, Georgia,
              Hospital Medical
              Authority, Revenue,
              (Memorial Health
              Medical Center Project)
              Series 2001A,
              6.125% 01/01/24........  A3        A-        3,129
   1,000    DeKalb County, Georgia,
              School District GO,
              Series 1993A,
              6.250% 07/01/09........  Aa2       AA        1,156
   3,000    Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa3      BBB-      2,891

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 4,750    Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Josephs Hospital
              Project) Series 1994,
              5.500% 10/01/18........  Aaa       NR     $  4,903
   1,600    Georgia State, GO, Series
              1991C,
              6.500% 04/01/04........  Aaa       AAA       1,744
   3,000    Georgia State, GO, Series
              1992B,
              6.250% 03/01/11........  Aaa       AAA       3,520
   3,000    Georgia State, GO, Series
              1996B,
              6.250% 04/01/07........  Aaa       AAA       3,407
   6,445    Georgia State, GO, Series
              1998B,
              5.500% 07/01/10........  Aaa       AAA       7,188
   9,965    Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1999B-2, AMT,
              6.100% 06/01/31........  Aa2       AAA      10,392
   1,650    Gwinnett County, Georgia,
              Water and Sewer
              Certificates of
              Participation, Series
              1991,
              8.600% 08/01/03........  Aaa       AAA       1,829
   1,945    Henry County, Georgia,
              School District GO,
              Series 1994, (MBIA
              Insured), Prerefunded
              08/01/04 @ 102,
              6.000% 08/01/14........  Aaa       AAA       2,153
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.000% 07/01/04........  Aaa       AAA       1,085
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.100% 07/01/05........  Aaa       AAA       1,107
   2,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.250% 07/01/20........  Aaa       AAA       2,350
   2,000    Monroe County, Georgia
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/11........  A3        A         2,338

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 3,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/23++......  Ba1       BB     $  3,227
   2,690    Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/ FNMA
              COLL),
              7.125% 12/01/25........  Aaa       NR        2,841
                                                        --------
                                                          60,444
                                                        --------
            HAWAII -- 0.9%
   4,000    Hawaii State, GO, Series
              1997CN, (FGIC Insured),
              6.250% 03/01/04........  Aaa       AAA       4,315
   1,180    Honolulu City and County,
              Hawaii, GO Refunding,
              Series 1993B,
              8.000% 10/01/10........  Aa3       AA-       1,525
   2,100    Maui County, Hawaii, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 09/01/03........  Aaa       AAA       2,200
                                                        --------
                                                           8,040
                                                        --------
            ILLINOIS -- 9.6%
   1,600    Chicago, Illinois, GO,
              Series 1993, (FGIC
              Insured),
              5.375% 01/01/13........  Aaa       AAA       1,654
   3,030    Chicago, Illinois,
              Metropolitan Water
              Reclamation District
              GO, Series 1993,
              5.500% 12/01/12........  Aa1       AA+       3,361
   3,385    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Capital Improvement GO,
              Series 1991,
              6.900% 01/01/07........  Aa1       AA+       3,902
   3,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Second Lien, Series
              1993C, (MBIA Insured),
              5.000% 01/01/18........  Aaa       AAA       2,970

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,640    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Senior Lien, Series
              1993A,
              5.000% 01/01/16........  A1        A+     $  2,559
  13,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue, Refunding
              Second Lien, Series
              1999, AMT, (AMBAC
              Insured),
              5.500% 01/01/10........  Aaa       AAA      14,019
   1,500    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (American Airlines Inc.
              Project) Series 1994,
              (GTY-AGMT),
              8.200% 12/01/24........  Ba2       BB        1,462
   5,735    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (United Air Lines
              Project) Series 1999B,
              AMT,
              5.200% 04/01/11........  B2        BB-       4,680
   5,000    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue, (United Air
              Lines Project) Series
              1999A,
              5.350% 09/01/16........  B2        BB-       3,857
   2,000    Chicago, Illinois, Park
              District, GO, Series
              1996, (MBIA Insured),
              5.500% 01/01/16........  Aaa       AAA       2,084
   4,800    Chicago, Illinois, Water
              Revenue, Senior Lien,
              Series 2000, (AMBAC
              Insured),
              5.750% 11/01/10........  Aaa       AAA       5,380
   2,800    Cook County, Illinois,
              Forest Preserve
              District, Zoo GO,
              Series 1996, (MBIA
              Insured),
              5.800% 11/01/16........  Aaa       AAA       2,962
   4,500    Cook County, Illinois,
              GO, Series 1996, (FGIC
              Insured), Prerefunded
              11/15/06 @ 101,
              5.900% 11/15/16........  Aaa       AAA       5,104
   5,000    Cook County, Illinois,
              GO, Series 1997A, (MBIA
              Insured),
              5.625% 11/15/22........  Aaa       AAA       5,189

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,565    Du Page County, Illinois,
              GO, Series 1993,
              5.600% 01/01/21........  Aaa       AAA    $  2,774
   1,000    Du Page, Illinois, Water
              Commission, Revenue
              Refunding, Series 1993,
              5.250% 05/01/14........  Aa1       AA        1,022
   1,730    Glendale Heights,
              Illinois, Hospital
              Revenue Refunding,
              (Glendale Heights
              Project) Series 1985B,
              7.100% 12/01/15........  Aaa       AAA       2,083
   3,700    Illinois State, GO,
              Series 1993,
              5.500% 08/01/18........  Aa2       AA        3,773
   2,400    Illinois State, GO,
              Series 1994,
              5.800% 04/01/19........  Aa2       AA        2,489
   4,785    Illinois State, GO,
              Series 1995, (MBIA
              Insured), Prerefunded
              02/01/05 @ 100,
              6.000% 02/01/16........  Aaa       AAA       5,326
   1,645    Illinois State, Health
              Facilities Authority,
              Revenue, (Sherman
              Health Systems Project)
              Series 1997, (AMBAC
              Insured),
              5.500% 08/01/08........  Aaa       AAA       1,784
   1,500    Illinois State, Sales Tax
              Revenue, Series 1994V,
              6.375% 06/15/17........  Aa2       AAA       1,619
   2,200    Illinois State, Sales Tax
              Revenue, Series 1994V,
              6.375% 06/15/20........  Aa2       AAA       2,365
   1,000    Illinois, Development
              Finance Authority, PCR
              Refunding,
              (Commonwealth Edison
              Company Project) Series
              1994D, (AMBAC Insured),
              6.750% 03/01/15........  Aaa       AAA       1,127
   1,800    Illinois, Educational
              Facilities Authority,
              Revenue, (Northwestern
              University Project)
              Series 1993,
              5.375% 12/01/21........  Aa1       AA+       1,822

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,535    McHenry County, Illinois,
              Community Unit School
              District Number 200 GO,
              Series 1996A, (FSA
              Insured),
              5.750% 01/01/13........  Aaa       AAA    $  1,639
   2,680    Southern Illinois,
              Capital Appreciation
              University Revenue,
              (Housing and Auxiliary
              Facilities Systems
              Program) Series 1997,
              (MBIA Insured),
              3.640%+ 04/01/06.......  Aaa       AAA       2,278
                                                        --------
                                                          89,284
                                                        --------
            INDIANA -- 2.6%
   2,500    Franklin, Indiana,
              Economic Development
              Revenue Refunding,
              (Hoover Universal, Inc.
              Project) Series 1994,
              (GTY-AGMT),
              6.100% 12/01/04........  A2        A-        2,726
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding),
              5.000% 07/15/07........  Aaa       AAA       1,068
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding),
              5.100% 07/15/09........  Aaa       AAA       1,066
   6,480    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series 1997D,
              Prerefunded
              11/01/07 @ 100,
              5.000% 11/01/26........  Aaa       NR        6,845
   2,000    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series 1996A,
              5.500% 02/15/16........  Aa3       AA        2,045

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 2,000    Indiana, Ivy Tech State
              College, Revenue,
              Series 1997E, (AMBAC
              Insured),
              5.125% 07/01/12........  Aaa       AAA    $  2,096
   5,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1998, AMT,
              5.500% 05/01/29........  Baa2      BBB       4,356
   2,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT,
              7.100% 01/15/17........  Baa2      BBB       2,109
   2,000    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame - Du Lac Project)
              Series 1996,
              5.500% 03/01/26........  Aaa       NR        2,041
                                                        --------
                                                          24,352
                                                        --------
            IOWA -- 0.3%
   2,750    Iowa, Student Loan
              Liquidity Corporation,
              Student Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              insured),
              4.800% 06/01/09........  Aaa       AAA       2,837
                                                        --------
            KANSAS -- 0.2%
   2,000    Kansas City, Kansas,
              Utility System
              Improvement Revenue
              Refunding, Series 1994,
              (FGIC Insured),
              6.250% 09/01/14........  Aaa       AAA       2,206
                                                        --------
            KENTUCKY -- 0.1%
   1,000    Kentucky State, Turnpike
              Authority, Economic
              Development Revenue
              Refunding,
              (Revitalization
              Project) Series 1993,
              (AMBAC Insured),
              5.500% 07/01/08........  Aaa       AAA       1,101
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            LOUISIANA -- 0.7%
 $ 3,500    East Baton Rouge Parish,
              Louisiana, Revenue
              Refunding, (Pacific
              Corporation Project)
              Series 1998, AMT,
              5.350% 09/01/11........  Baa3      NR     $  3,455
   3,000    Plaquemines, Louisiana,
              Port Harbour and
              District Marine
              Terminal Facilities
              Revenue Refunding,
              (Electro-Coal Project)
              Series 2001B,
              5.000% 09/01/07........  A3        A-        3,076
                                                        --------
                                                           6,531
                                                        --------
            MAINE -- 0.1%
   1,000    Maine, Health and Higher
              Educational Facilities
              Authority, Revenue,
              Series 1996B, (State
              Aid Withholding, AMBAC
              Insured),
              5.500% 07/01/16........  Aaa       AAA       1,039
                                                        --------
            MARYLAND -- 0.3%
   3,000    Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30........  Baa3      NR        3,028
                                                        --------
            MASSACHUSETTS -- 1.8%
   4,800    Massachusetts State, Port
              Authority, Special
              Facility Revenue,
              (Delta Air Lines Inc.,
              Project) Series 2001A,
              AMT,
              5.200% 01/01/20........  Aaa       AAA       4,752
   6,000    Massachusetts State, Port
              Authority, Special
              Facility Revenue,
              (Delta Air Lines Inc.,
              Project) Series 2001A,
              AMT,
              5.000% 01/01/21........  Aaa       AAA       5,784
   3,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue, Series 1993C,
              (AMBAC Insured),
              5.250% 12/01/15........  Aaa       AAA       3,237
   2,500    Massachusetts State,
              Water Resources
              Authority, General
              Revenue, Series 1994A,
              (MBIA Insured),
              Prerefunded 08/01/04 @
              101.5,
              5.900% 08/01/16........  Aaa       AAA       2,751
                                                        --------
                                                          16,524
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MICHIGAN -- 2.7%
 $ 1,670    Byron Center, Michigan,
              Public Schools GO,
              Series 1995, (MBIA
              Insured), Prerefunded
              05/01/05 @ 101,
              5.970% 05/01/15........  Aaa       AAA    $  1,853
   1,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.375% 04/01/07........  Baa1      A-        1,084
   1,700    Hudsonville, Michigan,
              Public Schools, Series
              1994B, (FGIC Insured),
              Prerefunded 05/01/04 @
              102,
              6.000% 05/01/14........  Aaa       AAA       1,869
   1,250    Kalamazoo, Michigan, City
              School District, GO
              Refunding, Series 1996,
              (FGIC Insured),
              Prerefunded
              05/01/06 @ 101,
              5.650% 05/01/14........  Aaa       AAA       1,389
   1,000    Leslie, Michigan, Public
              Schools Ingham and
              Jackson Counties, GO
              Refunding, Series 1995,
              (AMBAC Insured),
              Prerefunded
              05/01/05 @ 101,
              6.000% 05/01/15........  Aaa       AAA       1,111
   3,000    Michigan State,
              Comprehensive
              Transportation Revenue
              Refunding, Series
              1996A, (MBIA Insured),
              5.250%, 08/01/13.......  Aaa       AAA       3,133
   3,435    Michigan State,
              Environmental
              Protection Program GO,
              Series 1992,
              6.250% 11/01/12........  Aaa       AAA       4,023
   7,880    Michigan State, Hospital
              Finance Authority,
              Revenue, (Henry Ford
              Health Systems Project)
              Series 1999A,
              6.000% 11/15/19........  A1        A+        8,324
   2,000    Michigan State, Trunk
              Line Revenue, Series
              1994A, (FGIC-TCRS
              Insured), Prerefunded
              11/15/04 @ 102,
              5.625% 11/15/14........  Aaa       AAA       2,209
                                                        --------
                                                          24,995
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MISSISSIPPI -- 1.2%
 $ 5,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project) Series
              1994A,
              5.500% 12/01/05........  Baa2      BBB    $  5,186
   3,000    Lowndes County,
              Mississippi, Solid
              Waste Disposal PCR
              Refunding,
              (Weyerhaeuser Company
              Project) Series 1992A,
              6.800% 04/01/22........  A3        A-        3,408
   2,200    Mississippi, Hospital
              Equipment and
              Facilities Improvement
              Authority, Revenue
              Refunding, (North
              Mississippi Health
              Services Project)
              Series 1993-1, (AMBAC
              Insured),
              5.400% 05/15/04........  Aaa       AAA       2,327
                                                        --------
                                                          10,921
                                                        --------
            MISSOURI -- 3.8%
1,000...    Independence, Missouri,
              School District, GO,
              Series 1991,
              6.250% 03/01/11........  A3        NR        1,165
   1,450    Jefferson City, Missouri,
              School District, Series
              1991A,
              6.700% 03/01/11........  Aa2       NR        1,709
   1,500    Kansas City, Missouri,
              Water Revenue, Series
              1994D, Prerefunded
              12/01/04 @ 100,
              6.600% 12/01/14........  Aa3       AA        1,675
   1,600    Mehlville, Missouri,
              School District Number
              R9, GO Refunding,
              Series 1993, (MBIA
              Insured), Prerefunded
              02/15/03 @ 102,
              6.000% 02/15/13........  Aaa       AAA       1,710
   3,425    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical Cooperation
              Thomas Hill Project)
              Series 1996,
              5.500% 12/01/10........  A1        AA        3,677

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 2,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical Cooperation
              Thomas Hill Project)
              Series 1996,
              5.500% 12/01/11........  A1        AA     $  2,137
   3,290    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority,
              Water PCR, Series
              1995C, Prerefunded
              01/01/05 @ 105,
              6.000% 01/01/16........  Aaa       NR        3,627
   4,065    Missouri State, GO,
              Series 1995,
              5.600% 04/01/15........  Aaa       AAA       4,294
   1,200    Missouri State, Health
              and Educational
              Facilities Authority,
              Health Facilities
              Revenue, (Barnes-Jewish
              Inc., Christian
              Project) Series 1993A,
              5.200% 05/15/11........  Aa3       AA        1,289
   1,160    Missouri State, Housing
              Development Commission,
              Single-Family Mortgage
              Revenue, (Homeowner
              Loan Project) Series
              1995A, AMT,
              (GNMA/FHA/VA COLL),
              6.100% 09/01/14........  NR        AAA       1,226
   1,625    Missouri State, Water
              Pollution Control GO,
              Series 1995A,
              5.600% 04/01/15........  Aaa       AAA       1,716
   1,600    Rolla, Missouri, School
              District Number 31, GO
              Refunding, Series 1994,
              Prerefunded
              03/01/04 @ 100,
              6.375% 03/01/14........  A2        NR        1,672
   3,500    Sikeston, Missouri,
              Electrical Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.100% 06/01/07........  Aaa       AAA       3,946
   1,400    St. Louis, Missouri,
              Industrial Development
              Authority, PCR
              Refunding, (Anheuser
              Busch Company Project)
              Series 1991,
              6.650% 05/01/16........  A1        A+        1,682

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 2,240    University City,
              Missouri, GO, Series
              1994, (MBIA Insured),
              Prerefunded 02/15/04 @
              100,
              6.200% 02/15/14........  Aaa       AAA    $  2,418
   1,000    West Platte, Missouri,
              School District Number
              R-11, GO, Series 1995,
              (MBIA Insured),
              Prerefunded
              03/01/05 @ 100,
              5.850% 03/01/15........  Aaa       AAA       1,094
                                                        --------
                                                          35,037
                                                        --------
            MONTANA -- 0.6%
   8,000    Lewis and Clark County,
              Montana, Environmental
              Facilities Revenue,
              (Asarco, Inc. Project)
              Series 1998, AMT,
              5.850% 10/01/33........  B3        BB        5,308
                                                        --------
            NEBRASKA -- 0.2%
   1,600    Omaha, Nebraska, Public
              Power District,
              Electric Revenue,
              Series 1992B,
              6.200% 02/01/17........  Aa2       NR        1,850
                                                        --------
            NEVADA -- 1.7%
   3,000    Las Vegas and Clark
              County, Nevada, Library
              District GO, Series
              1993, (FGIC Insured),
              6.000% 02/01/12........  Aaa       AAA       3,155
   3,585    Nevada State, GO, Series
              1994, Prerefunded
              09/01/04 @ 101,
              5.875% 09/01/12........  Aa2       AA        3,932
   4,000    Nevada State, GO, Series
              1995A,
              5.500% 11/01/16........  Aa2       AA        4,147
   2,625    Nevada State, GO, Series
              1995A,
              5.500% 11/01/17........  Aa2       AA        2,709
   2,000    Nevada State, Municipal
              Board GO, (Bank Project
              Number 40-41) Series
              1993A,
              6.375% 12/01/17........  NR        AAA       2,115
                                                        --------
                                                          16,058
                                                        --------
            NEW HAMPSHIRE -- 0.4%
   4,000    New Hampshire, Higher
              Education and Health
              Facility Authority,
              Revenue, (Nashua
              Memorial Hospital
              Project) Series 1993,
              6.000% 10/01/23........  NR        A-        4,011
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NEW JERSEY -- 0.4%
 $ 2,500    New Jersey State, GO,
              Series 1986B,
              6.250% 01/15/05........  Aa1       AA+    $  2,750
     950    New Jersey State, Highway
              Authority, Garden State
              Parkway Generated
              Revenue, Series 1971,
              6.500% 01/01/11........  Aaa       AAA       1,074
                                                        --------
                                                           3,824
                                                        --------
            NEW MEXICO -- 0.2%
   1,840    New Mexico, Mortgage
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1997C-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.050% 07/01/28........  Aaa       NR        1,901
                                                        --------
            NEW YORK -- 1.2%
   1,055    New York City, New York,
              Industrial Development
              Agency Civic Facilities
              Revenue, (Polytechnic
              University Project)
              Series 2000,
              5.300% 11/01/09........  Baa3      BBB-      1,115
   1,250    New York City, New York,
              Municipal Water Finance
              Authority, Water and
              Sewer Systems Revenue,
              Series 1997B,
              5.750% 06/15/29........  Aa2       AA        1,340
   4,000    New York State, Energy
              Research and
              Development Authority,
              Facilities Revenue
              Refunding,
              (Consolidated Edison
              Company Project) Series
              1995A,
              6.100% 08/15/20++......  A1        A+        4,235
   2,390    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1995A,
              6.000% 04/01/16........  A3        AA-       2,552
   1,750    New York, New York, City
              Municipal Water
              Financing Authority,
              Water and Sewer Systems
              Revenue, Series 1998D,
              4.750% 06/15/12........  Aa2       AA        1,800
                                                        --------
                                                          11,042
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- 1.6%
 $ 4,600    Halifax County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue, (International
              Paper Company Project)
              Series 2001A, AMT,
              5.900% 09/01/25........  Baa2      BBB    $  4,583
   2,425    Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24........  Baa2      NR        2,531
   5,450    New Hanover County, North
              Carolina, GO, Series
              2001,
              5.000% 06/01/20........  Aa2       AA-       5,489
   2,500    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp, Inc. Project)
              Series 1996,
              5.250% 05/01/26........  A1        AA-       2,476
                                                        --------
                                                          15,079
                                                        --------
            OHIO -- 4.1%
   8,260    Akron/Bath/Copley, Ohio,
              Joint Township Hospital
              District, Revenue,
              (Summa Hospital
              Project) Series 1998A,
              5.375% 11/15/18........  Baa1      NR        7,563
   7,240    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F,
              6.050% 10/01/09........  NR        BBB       6,401
  10,500    Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BBB       9,375

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 3,025    Lakota, Ohio, School
              District GO, Series
              1994, (AMBAC Insured),
              Prerefunded
              12/01/05 @ 100,
              6.250% 12/01/14........  Aaa       AAA    $  3,412
   1,000    Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.125% 12/01/13++......  NR        NR        1,108
  10,000    Montgomery County, Ohio,
              Hospital Revenue,
              Series 1999,
              6.750% 04/01/22........  Baa1      BBB+     10,478
                                                        --------
                                                          38,337
                                                        --------
            OKLAHOMA -- 0.3%
   3,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.000% 08/15/08........  B2        B-        2,454
                                                        --------
            OREGON -- 0.2%
   2,000    Chemeketa, Oregon,
              Community College
              District, GO, Series
              1996, (FGIC Insured),
              Prerefunded
              06/01/06 @ 100,
              5.800% 06/01/12........  Aaa       AAA       2,222
                                                        --------
            PENNSYLVANIA -- 1.2%
   3,480    Butler, Pennsylvania,
              Area School District,
              State Aid Withholding
              GO, Series 1997, (FGIC
              Insured), Prerefunded
              11/15/07 @ 44.73,
              5.210%+ 11/15/21.......  Aaa       NR        1,235
   1,725    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/14........  A3        NR        1,828

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 3,125    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/23........  A3        NR     $  3,223
   4,800    Philadelphia,
              Pennsylvania,
              Industrial Development
              Authority, IDR
              Refunding, (Ashland Oil
              Inc. Project) Series
              1993,
              5.700% 06/01/05........  Baa2      NR        5,049
                                                        --------
                                                          11,335
                                                        --------
            SOUTH CAROLINA -- 3.4%
   5,000    Georgetown County, South
              Carolina, Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, (GTY-AGMT),
              5.950% 03/15/14........  Baa2      BBB       5,266
   5,000    Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 2001,
              5.500% 05/01/26........  Aaa       AAA       5,158
   8,085    South Carolina State,
              State School
              Facilities, GO, Series
              2001A,
              3.500% 01/01/16........  Aaa       AAA       7,001
   1,625    South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue, (Homeownership
              Mortgage Purchase
              Project) Series 1994A,
              6.375% 07/01/16........  Aa2       AA        1,710
   3,500    South Carolina, State
              Public Services
              Authority, Revenue
              Refunding, Series
              1995B, (FGIC Insured),
              5.875% 01/01/19........  Aaa       AAA       3,704

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 2,000    Spartanburg County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (BMW U.S.
              Capital Corporation
              Project) Series 1994,
              AMT, (GTY-AGMT),
              7.550% 11/01/24........  A1        NR     $  2,179
   6,450    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB       6,221
                                                        --------
                                                          31,239
                                                        --------
            TENNESSEE -- 2.4%
   6,000    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19........  Baa1      NR        6,052
   3,000    Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors Corporation -
              Saturn Corporation
              Project) Series 1994,
              6.500% 09/01/24++......  A2        A         3,254
   4,000    Maury County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              Occidental Petroleum
              Corporation - AMT,
              (GTD-AGMT),
              6.250% 08/01/18........  Baa2      BBB-      4,103
   2,750    McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22........  Baa3      BBB       2,899
   1,000    Memphis, Tennessee, GO
              Refunding, Series 1996,
              5.200% 11/01/10........  Aa2       AA        1,052

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 2,500    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1993, (FGIC
              Insured),
              5.200% 01/01/13........  Aaa       AAA    $  2,692
   2,000    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1996, (MBIA
              Insured),
              5.500% 01/01/14........  Aaa       AAA       2,120
                                                        --------
                                                          22,172
                                                        --------
            TEXAS -- 10.3%
   6,000    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation - American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  Ba2       BB        5,567
   2,000    Arlington, Texas,
              Independent School
              District, GO, Series
              1991, (PSF-GTD),
              6.500% 08/15/03........  Aaa       NR        2,148
   4,238    Austin, Texas, Utilities
              System Revenue, Series
              1986, Prerefunded
              11/15/01 @ 100,
              7.300% 05/15/17........  Aaa       AAA       4,266
   1,600    Austin, Texas, Utilities
              System Revenue, Series
              1987, Prerefunded
              05/15/02 @ 100,
              8.625% 11/15/12........  Aaa       AAA       1,665
      60    Austin, Texas, Water
              Sewer and Electric
              Revenue Refunding,
              Series 1982,
              14.000% 11/15/01.......  A2        A            61
     220    Austin, Texas, Water
              Sewer and Electric
              Revenue Refunding,
              Unrefunded Balance,
              Series 1982,
              14.000% 11/15/01.......  A2        A           223
   2,470    Beaumont, Texas,
              Independent School
              District GO, Series
              1996, (PSF-GTD),
              5.000% 02/15/17........  Aaa       AAA       2,472

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,540    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Series 1995,
              (MBIA Insured),
              Prerefunded
              05/01/05 @ 102,
              6.000% 05/01/15........  Aaa       AAA    $  1,724
   2,070    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Unrefunded
              Balance, Series 1995,
              (MBIA Insured),
              6.000% 05/01/15........  Aaa       AAA       2,273
   5,000    Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Utilities
              Electric Company
              Project) Series 1995B,
              AMT, Mandatory Put
              06/19/06 @ 100,
              5.050% 06/01/30........  Baa1      BBB       5,118
   1,000    Brazos River Authority,
              Texas, Revenue
              Refunding, (Houston
              Light and Power Company
              Project) Series 1992B,
              (MBIA Insured),
              6.375% 04/01/12........  Aaa       AAA       1,057
   1,540    Comal, Texas, Independent
              School District GO,
              Series 1996A,
              (PSF-GTD),
              5.600% 02/01/10........  Aaa       AAA       1,685
   1,275    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Series
              1995, (PSF-GTD),
              Prerefunded 02/15/05 @
              100,
              5.750% 02/15/16........  Aaa       AAA       1,388
   4,805    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Unrefunded
              Balance, Series 1993A,
              (PSF-GTD),
              5.500% 02/15/11........  Aaa       AAA       4,965
   1,750    Dallas County, Texas, GO,
              Series 1996,
              5.250% 08/15/16........  Aaa       AAA       1,796
   6,000    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put
              11/01/07 @ 100,
              6.150% 05/01/29........  Ba2       BB        5,472

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Harris County, Texas, GO,
              Series 1984,
              7.800% 01/01/03........  Aaa       AAA    $  1,067
   3,335    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Herman
              Hospital Systems
              Project) Series 1998,
              (FSA Insured),
              5.500% 06/01/11........  Aaa       AAA       3,616
   4,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Hospital
              Systems Project) Series
              1997A, (MBIA Insured),
              4.875% 06/01/05........  Aaa       AAA       4,213
   5,000    Houston, Texas, Airport
              Systems Revenue, Series
              1998B, AMT, (FGIC
              Insured),
              5.000% 07/01/16........  Aaa       AAA       4,943
   5,000    Houston, Texas, Hotel
              Occupancy Tax and
              Special Revenue, Series
              2001B, (AMBAC Insured),
              5.250% 09/01/33........  Aaa       AAA       5,004
   5,000    Lubbock, Texas, Health
              Facilities Development
              Authority, Corporate
              Revenue, (St. Joseph
              Health Systems Project)
              Series 1998, (FSA
              Insured),
              5.000% 07/01/07........  Aaa       AAA       5,297
   1,500    Lubbock, Texas, Health
              Facilities Development
              Corporation, Revenue,
              (St. Joseph Health
              Systems Project) Series
              1993,
              5.500% 07/01/14........  Aa3       AA-       1,522
   2,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Hospital
              Revenue, (Presbyterian
              Healthcare Project)
              Series 1991A,
              6.625% 06/01/11........  Aaa       NR        2,331
   4,500    Port of Bay City
              Authority, Texas,
              Matagorda County
              Revenue, (Hoechst
              Celanese Corporation
              Project), Series 1996,
              AMT,
              6.500% 05/01/26........  Baa2      BBB       4,640

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       NR     $  4,170
   3,000    San Antonio, Texas,
              Electric and Gas
              Revenue, Series 1995,
              (MBIA Insured),
              5.375% 02/01/18........  Aaa       AAA       3,059
   2,000    San Antonio, Texas, GO,
              Series 1996,
              5.250% 08/01/15........  Aa2       AA+       2,039
   1,720    San Antonio, Texas, Water
              Revenue, Series 1992,
              Prerefunded
              05/15/02 @ 102,
              6.500% 05/15/10........  Aaa       AAA       1,801
   2,855    Spring Branch, Texas,
              Independent School
              District GO, Series
              1995, (PSF-GTD),
              Prerefunded 02/01/05 @
              100,
              6.000% 02/01/17........  Aaa       AAA       3,125
   2,000    Texas City, Texas, IDR
              Refunding, (Atlantic
              Richfield Company
              Project) Series 1990,
              7.375% 10/01/20........  Aa2       AA+       2,531
   3,000    Texas State, GO
              Refunding, Series
              1996B, Prerefunded
              10/01/06 @ 100,
              5.750% 10/01/15........  Aa1       AAA       3,347
   1,000    Texas State, GO, Series
              1996,
              5.500% 08/01/15........  Aa1       AA        1,038
                                                        --------
                                                          95,623
                                                        --------
            UTAH -- 2.7%
   2,000    Emery County, Utah, PCR
              Refunding, (Pacificorp
              Project) Series 1993A,
              (AMBAC Insured),
              5.650% 11/01/23........  Aaa       AAA       2,037
  15,300    Murray City, Utah,
              Hospital Revenue
              Refunding, (IHC Health
              Services, Inc. Project)
              Series 1996, (MBIA
              Insured),
              5.000% 05/15/22........  Aaa       AAA      14,822
   1,875    Provo, Utah, Electric
              Revenue, Series 1980,
              10.125% 04/01/15.......  Aaa       AAA       2,612

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            UTAH -- (CONTINUED)
 $ 3,000    Salt Lake City, Utah,
              Water and Sewer
              Revenue, Series 1994,
              (AMBAC Insured),
              Prerefunded 02/01/04 @
              100,
              6.100% 02/01/14........  Aaa       AAA    $  3,228
   2,500    Utah, County Hospital
              Revenue, Series 1997,
              (MBIA Insured),
              5.250% 08/15/26........  Aaa       AAA       2,501
                                                        --------
                                                          25,200
                                                        --------
            VERMONT -- 0.2%
   1,985    Vermont, Municipal Bond
              Bank, Revenue, Series
              1996-1, (AMBAC
              Insured),
              5.750% 12/01/15........  Aaa       AAA       2,127
                                                        --------
            VIRGINIA -- 0.8%
   2,000    Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18........  Baa1      BBB       2,099
   2,830    Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa1       AAA       3,062
   1,000    Norfolk, Virginia,
              Capital Improvement GO,
              Series 1997, (FGIC
              Insured),
              5.375% 06/01/15........  Aaa       AAA       1,049
   1,600    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series 1995,
              (MBIA Insured),
              5.700% 01/01/14........  Aaa       AAA       1,675
                                                        --------
                                                           7,885
                                                        --------
            WASHINGTON -- 11.9%
  10,000    Chelan County,
              Washington, Development
              Corporation, PCR
              Refunding, (Alcoa, Inc.
              Project) Series 1995,
              5.850% 12/01/31........  A1        A+       10,371
   2,310    Chelan County,
              Washington, Public
              Utilities District
              Division III, Revenue,
              Series 1997A, AMT,
              Mandatory Put
              07/01/09 @ 100,
              5.600% 07/01/32........  Aa2       AA        2,297

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 2,480    Clark County, Washington,
              Sewer Revenue, Series
              1996, (MBIA Insured),
              Prerefunded 12/01/06 @
              100,
              5.800% 12/01/11........  Aaa       AAA    $  2,779
   1,035    King County, Washington,
              Library Systems GO,
              Series 1992,
              6.150% 12/01/10........  Aa3       NR        1,132
   2,000    King County, Washington,
              School District Number
              415, GO, Series 1996,
              (FSA Insured),
              5.800% 06/01/13........  Aaa       AAA       2,219
   3,000    King County, Washington,
              Sewer GO Refunding,
              Series 1996C,
              5.250% 01/01/17........  Aa1       AA+       3,062
  11,140    Pilchuck, Washington,
              Public Development
              Corporation, Special
              Airport Facilities
              Revenue, (Tramco Inc.
              Project) Series 1993,
              AMT,
              6.000% 08/01/23........  Baa1      A-       11,141
   2,405    Port Seattle, Washington,
              GO, Series 2000, AMT,
              6.000% 12/01/11........  Aa1       AA+       2,679
   1,600    Seattle, Washington, GO
              Refunding, Series 1993,
              5.650% 01/01/20........  Aa3       AA        1,634
   4,365    Seattle, Washington, GO,
              Series 1996A,
              5.625% 01/15/10........  Aa1       AAA       4,633
   1,795    Seattle, Washington, GO,
              Series 1997,
              5.300% 08/01/17........  Aa1       AAA       1,837
   2,530    Seattle, Washington,
              Municipal Light and
              Power Revenue, Series
              1994, Prerefunded
              07/01/04 @ 102,
              6.625% 07/01/16........  Aa3       AA-       2,836
   6,100    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series 1993,
              5.500% 06/01/18........  Aa2       AA        6,215
   1,525    Skagit County,
              Washington, School
              District Number 320, GO
              Refunding, Series 1996,
              (FGIC Insured),
              5.500% 12/01/12........  Aaa       AAA       1,607

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 2,000    Tacoma, Washington,
              Conservation Systems
              Project Revenue, Series
              1994,
              6.600% 01/01/15........  Aa1       AA-    $  2,200
   2,000    Tacoma, Washington,
              Electric System
              Revenue, Series 1997,
              (AMBAC Insured),
              5.250% 01/01/15........  Aaa       AAA       2,061
  12,700    Washington State, GO,
              Series 1990A,
              6.750% 02/01/15........  Aa1       AA+      15,443
   1,155    Washington State, GO,
              Series 1992A,
              6.250% 02/01/11........  Aa1       AA+       1,325
  17,845    Washington State, GO,
              Series 2000A,
              5.625% 07/01/21........  Aa1       AA+      18,615
   2,955    Washington State, GO,
              Unrefunded Balance,
              Series 1992-93A,
              5.750% 10/01/12........                      3,336
   3,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993B, (FSA
              Insured),
              5.400% 07/01/05++......  Aaa       AAA       3,238
   5,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1996A, (MBIA
              Insured),
              5.750% 07/01/11........  Aaa       AAA       5,483
   1,400    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 1)
              Series 1990,
              7.250% 07/01/09........  Aa1       AA-       1,633
   1,600    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 2)
              Series 1990,
              7.250% 07/01/06........  Aa1       AA-       1,849
                                                        --------
                                                         109,625
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WEST VIRGINIA -- 0.5%
 $ 1,450    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/07........  Aaa       AAA    $  1,698
   1,560    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/08........  Aaa       AAA       1,844
   1,000    West Virginia University,
              State University
              Systems Revenue,
              (Marshall University
              Library Project) Series
              1996, (AMBAC Insured),
              5.750% 04/01/16........  Aaa       AAA       1,052
                                                        --------
                                                           4,594
                                                        --------
            WISCONSIN -- 3.2%
   3,000    Menomonee Falls,
              Wisconsin, Sewer
              Systems Revenue, Series
              1996A, (AMBAC Insured),
              5.650% 05/01/16........  Aaa       AAA       3,131
   2,170    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999A,
              5.350% 07/01/15........  Baa3      NR        2,058
   4,500    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999B,
              5.500% 07/01/15........  Baa3      NR        4,377
   1,000    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.800% 11/01/08........  Aa3       AA        1,123
  11,000    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Inc. Project)
              Series 1999A,
              5.600% 02/15/29........  NR        BBB+     10,299
   3,500    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Project) Series
              1999B,
              5.500% 02/15/15........  NR        BBB+      3,379
   5,500    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Project) Series
              1999B,
              5.625% 02/15/20........  NR        BBB+      5,198
                                                        --------
                                                          29,565
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WYOMING -- 1.4%
 $ 2,300    Campbell County, Wyoming,
              School District Number
              001-Gillette, GO,
              Series 1996, (SCH BD
              GTY),
              5.550% 06/01/06........  Aaa       AAA    $  2,507
  10,000    Wyoming, Student Loan
              Corporation, Revenue
              Refunding, Series
              1999A,
              6.250% 06/01/29........  NR        AA       10,534
                                                        --------
                                                          13,041
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $855,151)........................    908,683
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.1%
              (Cost $10,413)
  10,413    Nations Municipal Reserves#...........     10,413
                                                     --------
            TOTAL INVESTMENTS
              (Cost $865,564*).............   98.9%   919,096
                                                     --------
            OTHER ASSETS AND
              LIABILITIES (NET)............    1.1%
            Receivable for investment securities
              sold................................   $    245
            Receivable for Fund shares sold.......        423
            Interest receivable...................     14,733
            Miscellaneous receivables.............         (1)
            Payable for Fund shares redeemed......       (220)
            Investment advisory fee payable.......       (258)
            Administration fee payable............       (153)
            Shareholder servicing and distribution
              fees payable........................        (25)
            Distributions payable.................     (3,707)
            Payable for investment securities
              purchased...........................       (257)
            Accrued Trustees' fees and expenses...        (42)
            Accrued expenses and other
              liabilities.........................       (166)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................     10,572
                                                     --------
            NET ASSETS.....................  100.0%  $929,668
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $  1,128
            Accumulated net realized loss on
              investments sold....................     (3,319)
            Net unrealized appreciation of
              investments.........................     53,532
            Paid-in capital.......................    878,327
                                                     --------
            NET ASSETS............................   $929,668
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($869,783,820 / 77,996,078 shares
              outstanding)........................     $11.15
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($50,027,948 / 4,486,776
              shares outstanding).................     $11.15
                                                       ======
            Maximum sales charge..................      4.75%
            Maximum offering price per share......     $11.71
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($8,547,832 / 766,641 shares
              outstanding)........................     $11.15
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($1,308,147 / 117,303 shares
              outstanding)........................     $11.15
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $53,532 on investment securities was comprised of gross appreciation of $62,291 and gross depreciation of $8,759 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $865,564.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   MBIA                                                                   12.85%

Nations Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            21.19%
   Pre-Refunded                                                           13.98%
   Hospital Revenue                                                       13.51%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.8%
            CALIFORNIA -- 91.6%
 $2,000     ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, AMT, (GTY-AGMT),
              Mandatory Put 8/15/08 @
              100,
              6.400% 08/15/30........  Baa2      BBB-   $  2,142
    660     ABAG Finance Corporation,
              California,
              Certificates of
              Participation, (ABAG
              XXVI Project) Series
              1992A, 6.250%
              06/01/11...............  NR        A           671
  3,000     Alameda County,
              California,
              Certificates of
              Participation,
              Refunding, (Santa Rita
              Jail Project) Series
              1993, (MBIA Insured),
              Prerefunded
              12/01/03 @ 102,
              5.700% 12/01/14........  Aaa       AAA       3,275
  5,000     Beverly Hills,
              California, Public
              Financing Authority,
              Lease Revenue, (Capital
              Imports Project) Series
              1998A,
              5.000% 06/01/23........  Aa3       AA        5,028
  1,185     Bodega Bay, California,
              Fire Protection
              District, Certificates
              of Participation, (Fire
              Station Project) Series
              1996,
              6.450% 10/01/31........  NR        BBB       1,274
  1,000     California Health
              Facilities Financing
              Authority, Revenue
              Refunding, (Adventist
              Health Project) Series
              1991A, (MBIA Insured),
              7.000% 03/01/13........  Aaa       AAA       1,024
  1,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Adventist Health
              Systems/Sunbelt West
              Project) Series 1991B,
              (MBIA Insured),
              6.500% 03/01/07........  Aaa       AAA       1,023
  3,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Cedars-Sinai Medical
              Center) Series 1999A,
              6.125% 12/01/19........  A3        NR        3,250

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Kaiser Permanente
              Project) Series 1998A,
              (FSA Insured),
              5.000% 06/01/24........  Aaa       AAA    $  3,010
  2,000     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1994F-3, AMT,
              (MBIA/FHA/VA Insured),
              6.100% 08/01/15........  Aaa       AAA       2,066
  2,750     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I, AMT,
              (MBIA Insured),
              5.650% 08/01/17........  Aaa       AAA       2,881
  2,975     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I, AMT,
              (MBIA Insured),
              5.750% 02/01/29........  Aaa       AAA       3,071
  2,050     California Housing
              Finance Agency,
              Single-Family Mortgage
              Revenue, Series
              1997B-3, Class I, AMT,
              (FHA Insured),
              5.400% 08/01/28........  Aaa       AAA       2,088
  1,000     California Pollution
              Control Financing
              Authority, PCR,
              (Southern California
              Edison Company Project)
              Series 1992B, AMT,
              6.400% 12/01/24........  B3        CC          947
  3,000     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley Project)
              Series 1993L, 5.700%
              12/01/16...............  Aa2       AA        3,164
  3,500     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley Project)
              Series 1997S, 5.000%
              12/01/17...............  Aa2       AA        3,580
  2,000     California State, GO,
              (For Previous Veterans
              Project) Series 2000BJ,
              AMT, 5.650% 12/01/24...  Aa3       AA-       2,034
  2,000     California State, GO,
              Series 2000, 5.250%
              09/01/24...............  Aa3       A+        2,049
  3,000     California State, GO,
              Series 2000, 5.625%
              05/01/26...............  Aa3       A+        3,186

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $4,000     California State, Public
              Works Board, Lease
              Revenue, (Department of
              Corrections State
              Prison Project) Series
              1993E, 5.500%
              06/01/19...............  A1        A      $  4,129
 10,000     California, Housing
              Finance Agency Revenue,
              Series 2001M, AMT, (FSA
              Insured), 6.010%+
              08/01/32...............  Aaa       AAA       1,611
  4,000     California, Statewide
              Communities Development
              Authority, Apartment
              Development Revenue
              Refunding, (Irvine
              Apartment Communities
              Project) Series
              1998A-4, Mandatory Put
              05/15/13 @ 100, 5.250%
              05/15/25...............  Baa2      BBB       4,025
  3,000     California, Statewide
              Communities Development
              Authority, Revenue
              Certificates of
              Participation, (John
              Muir/ Mount Diablo
              Health Systems Project)
              Series 1997, (MBIA
              Insured), 5.125%
              08/15/17...............  Aaa       AAA       3,095
  1,500     Caochella Valley,
              California, Park and
              Recreation District
              Improvement Board
              Revenue Refunding,
              (Reassessment District
              94-1-INDIO Project)
              Series 1994, (MBIA
              Insured), Prerefunded
              09/02/04 @ 102, 6.200%
              09/02/16...............  Aaa       AAA       1,684
  1,615     Central Valley Financing
              Authority, California,
              Cogeneration Project
              Revenue Refunding,
              (Carson Ice-General
              Project) Series 1998,
              (MBIA Insured), 5.250%
              07/01/12...............  Aaa       AAA       1,745
  3,000     Central Valley,
              California, Financing
              Authority, Revenue,
              (Carson Ice Project)
              Series 1993, 6.000%
              07/01/09...............  NR        BBB       3,132

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  465     Chino, California,
              Unified School
              District, Certificates
              of Participation, (Land
              Acquisition Project)
              Series 1994A, (FSA
              Insured), Prerefunded
              09/01/04 @ 102, 6.600%
              09/01/14...............  Aaa       AAA    $    527
  1,250     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996, 6.000%
              08/15/06...............  NR        NR        1,309
  1,200     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996, 6.000%
              08/15/08...............  NR        NR        1,293
  1,000     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996, 6.200%
              08/15/11...............  NR        NR        1,077
  2,000     East Bay Municipal
              Utilities District,
              California, Water
              Systems Revenue
              Refunding, Series 1996,
              (FGIC Insured), 5.000%
              06/01/16...............  Aaa       AAA       2,057
  2,750     East Bay Municipal
              Utilities District,
              California, Water
              Systems Revenue, Series
              2001, (MBIA Insured),
              5.000% 06/01/26........  Aaa       AAA       2,758
  1,000     Eastern Municipal Water
              District, California,
              Water and Sewer
              Certificates of
              Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12........  Aaa       AAA       1,234
  1,500     Elsinore Valley Municipal
              Water District,
              California,
              Certificates of
              Participation
              Refunding, Series
              1992A, (FGIC Insured),
              6.000% 07/01/12........  Aaa       AAA       1,759
    925     Emeryville, California,
              Public Financing
              Authority, Revenue,
              Unrefunded Balance,
              (Redevelopment Project)
              Series 1993A, 6.500%
              05/01/21...............  NR        BBB+        952
  1,500     Escondido JT Powers
              Financing Authority,
              California, Lease
              Revenue, (California
              Center for the Arts
              Project) Series 1995,
              (AMBAC Insured), 6.000%
              09/01/18...............  Aaa       AAA       1,652

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue
              Refunding, Series 1999,
              5.750% 01/15/40........  Baa3      BBB-   $  2,051
  2,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue
              Refunding, Series 1999,
              (MBIA Insured), 5.125%
              01/15/15...............  Aaa       AAA       2,114
  1,965     Fremont, California,
              Public Financing
              Authority, Revenue,
              (Local Improvement
              District 39R Project)
              Series 1996, 6.000%
              09/01/11...............  NR        NR        2,014
  5,000     Fresno, California, Sewer
              Revenue, Series
              1993A-1, (AMBAC
              Insured), 6.250%
              09/01/14...............  Aaa       AAA       5,985
  1,000     Industry California Urban
              Development Agency, Tax
              Allocation Refunding,
              (Transportation
              Distribution Project)
              Series 1992-3, 6.900%
              11/01/16...............  NR        A-        1,058
  2,000     Inland Empire,
              California, Solid Waste
              Authority, Revenue,
              (Landfill Improvement
              Financing Project)
              Series 1996B, AMT, (FSA
              Insured), 6.250%
              08/01/11...............  Aaa       AAA       2,324
  3,050     Larkspur, California,
              School District GO,
              Series 2000A, 5.250%
              08/01/25...............  Aa3       AA        3,152
  3,000     Long Beach, California,
              Harbor Revenue, Series
              2000A, AMT, 5.375%
              05/15/24...............  Aa3       AA-       3,064
  3,500     Los Angeles County,
              California,
              Metropolitan
              Transportation
              Authority, Sales Tax
              Revenue, Series 2000A,
              (FGIC Insured), 5.250%
              07/01/30...............  Aaa       AAA       3,591
  3,000     Los Angeles, California,
              Convention and
              Exhibition Center
              Authority, Lease
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured), 6.000%
              08/15/10...............  Aaa       AAA       3,484

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     Los Angeles, California,
              Department of Water and
              Power, Waterworks
              Revenue, Series 2001A,
              5.125% 07/01/41........  Aa3       AA     $  3,008
  2,000     Los Angeles, California,
              GO, Series 1999B,
              5.250% 09/01/14........  Aa2       AA        2,138
  3,750     Los Angeles, California,
              Parking Revenue, Series
              1999A, (AMBAC Insured),
              5.250% 05/01/29........  Aaa       AAA       3,841
  3,000     Metropolitan Water
              District of Southern
              California, Waterworks
              Revenue Refunding,
              Series 1993A, 5.750%
              07/01/21...............  Aa2       AA        3,373
  1,000     Natomas, California,
              Unified School
              District, GO, Series
              1993A, (MBIA Insured),
              5.750% 09/01/17........  Aaa       AAA       1,036
  2,500     Northridge Water
              District, California,
              Revenue Certificates of
              Participation, Series
              1996, (AMBAC Insured),
              5.250% 02/01/18........  Aaa       AAA       2,576
  2,095     Oak Park, California,
              Unified School
              District, GO, Series
              2000, (FSA Insured),
              4.720%+ 05/01/14.......  Aaa       AAA       1,173
  1,000     Oakland, California,
              State Building
              Authority, Lease
              Revenue, (Elihu M.
              Harris Project) Series
              1998A, (AMBAC Insured),
              5.000% 04/01/17........  Aaa       AAA       1,028
  1,500     Orange County,
              California, Airport
              Revenue Refunding,
              Series 1997, AMT, (MBIA
              Insured), 5.500%
              07/01/10...............  Aaa       AAA       1,634
  2,500     Pasadena, California,
              Community Development
              Commission,
              Multi-Family Housing
              Revenue, (Civic Center
              Project) Series 1991A,
              AMT, (FSA Insured),
              6.400% 12/01/12........  Aaa       AAA       2,597
  5,000     Port Oakland, California,
              Port Revenue Refunding,
              Series 1997H, AMT,
              (MBIA Insured), 5.500%
              11/01/15...............  Aaa       AAA       5,270

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,500     Poway, California,
              Certificates of
              Participation
              Refunding, (Poinsettia
              Mobilehome Park
              Project) Series 1992,
              (FSA Insured), 6.375%
              06/01/18...............  Aaa       AAA    $  2,612
  2,000     Rancho, California, Water
              District, Financing
              Authority, Revenue
              Refunding, Series 1995,
              (FGIC Insured), 5.900%
              11/01/15...............  Aaa       AAA       2,166
  2,000     Sacramento County,
              California, Financing
              Authority, Revenue,
              Series 2001, 5.000%
              12/01/26...............  Aaa       AAA       2,006
  2,000     Sacramento County,
              California, Sanitation
              District Financing
              Authority, Revenue,
              Series 1993,
              Prerefunded 12/01/18 @
              100, 4.750% 12/01/23...  Aaa       AA        2,001
  1,000     Sacramento, California,
              Municipal Utility
              District Electric
              Revenue Refunding,
              Series 2001P, (FSA
              Insured), 5.250%
              08/12/20...............  Aaa       AAA       1,039
  2,900     Sacramento, California,
              Power Authority
              Revenue, (Cogeneration
              Project) Series 1995,
              5.875% 07/01/15........  NR        BBB-      3,051
  2,000     San Diego, California,
              Special Tax, Community
              Facilities District No.
              1, Series 1995B,
              Prerefunded 09/01/05 @
              102, 7.000% 09/01/15...  NR        NR        2,353
  2,000     San Francisco Bay Area,
              California, Rapid
              Transportation
              District, Sales Tax
              Revenue, Series 2001,
              (AMBAC Insured), 5.000%
              07/01/26...............  Aaa       AAA       2,006
  3,000     San Francisco,
              California, City and
              County Airport
              Commission,
              International Airport
              Revenue, Series
              1996-2-10A, AMT, (MBIA
              Insured), 5.700%
              05/01/26...............  Aaa       AAA       3,113

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,750     San Joaquin County,
              California,
              Certificates of
              Participation, (Capital
              Facilities Project)
              Series 1993, (MBIA
              Insured), 5.500%
              11/15/13...............  Aaa       AAA    $  1,973
  3,000     San Joaquin Hills,
              California,
              Transportation Corridor
              Agency, Toll Road
              Revenue Refunding,
              Capital Appreciation,
              Series 1997A, 2.200%+
              01/15/16...............  Baa3      BBB-      2,193
  3,670     San Jose Redevelopment
              Agency, California, Tax
              Allocation, (Merged
              Area Redevelopment
              Project) Series 1993,
              (MBIA Insured), 6.000%
              08/01/15...............  Aaa       AAA       4,299
  1,000     San Juan, California,
              M-S-R Public Power
              Agency Revenue
              Refunding, (San Juan
              Project) Series 2001I,
              (MBIA Insured), 5.000%
              07/01/12...............  Aaa       AAA       1,080
  2,000     San Mateo County,
              California, JT Powers
              Authority, Lease
              Revenue, (Capital
              Project) Series 1997A,
              (FSA Insured), 5.125%
              07/15/32...............  Aaa       AAA       2,022
  2,000     Saratoga, California, GO,
              (Saratoga Community
              Library Project),
              Series 2001, (MBIA
              Insured), 5.250%
              08/01/31...............  Aaa       AAA       2,052
  1,000     Southern California Rapid
              Transit District,
              Certificates of
              Participation, (Workers
              Compensation Fund
              Project) Series 1990,
              (MBIA Insured), 6.000%
              07/01/10...............  Aaa       AAA       1,030
  2,000     Southern California,
              Metropolitan Water
              District, Waterworks
              Revenue, Series 1997A,
              5.000% 07/01/26........  Aa2       AA        2,003
  4,000     Southern California,
              Public Power Authority,
              Power Revenue, Series
              1989, 6.750%
              07/01/13...............  A2        A         4,851

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,400     Tahoe Truckee,
              California, Unified
              School District, GO,
              District No. 2, Series
              1999A, (FGIC Insured),
              5.400%+ 08/01/24.......  Aaa       AAA    $    722
  1,780     Tahoe Truckee,
              California, Unified
              School District, GO,
              Series 1999A, (FGIC
              Insured), 5.380%+
              08/01/23...............  Aaa       AAA         567
  1,000     Torrance, California,
              Hospital Revenue,
              (Torrance Memorial
              Medical Center Project)
              Series 2001A, 5.500%
              06/01/31...............  A1        A+        1,001
  1,235     Union City, California,
              Community Redevelopment
              Agency, Tax Allocation,
              (Community
              Redevelopment Project)
              Series 1993, (AMBAC
              Insured), 5.850%
              10/01/23...............  Aaa       AAA       1,310
  4,000     University of California,
              Hospital Revenue,
              (University of
              California Medical
              Center Project) Series
              1996, (AMBAC Insured),
              5.750% 07/01/24........  Aaa       AAA       4,216
  3,000     University of California,
              Hospital Revenue,
              (University of
              California Medical
              Center Project) Series
              1996, (AMBAC Insured),
              6.000% 07/01/26........  Aaa       AAA       3,206
  3,000     West Covina, California,
              Redevelopment Agency,
              Community Facilities
              District Special Tax,
              Refunding, (Fashion
              Plaza Project) Series
              1996, 6.000%
              09/01/17...............  NR        AA        3,394
  1,025     Westwood, California,
              Unified School
              District, GO, Series
              1996, 6.500%
              08/01/21...............  NR        BBB       1,079
                                                        --------
                                                         193,658
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            PUERTO RICO -- 5.2%
 $1,500     Puerto Rico, Commonwealth
              Infrastructure
              Financing Authority,
              Special Obligation,
              Series 2000A,
              5.500% 10/01/32........  Aaa       AAA    $  1,576
  4,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue, Series 2000HH,
              (FSA Insured), 5.250%
              07/01/29...............  Aaa       AAA       4,079
  5,000     Puerto Rico, Electric
              Power Authority,
              Revenue, 6.000%
              07/01/14...............  Baa1      A-        5,425
                                                        --------
                                                          11,080
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $191,530)........................    204,738
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.9%
              (Cost $6,089)
  6,089     Nations Municipal Reserves#...........      6,089
                                                     --------
            TOTAL INVESTMENTS
              (Cost $197,619*).............  99.7%    210,827
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................   0.3%
            Receivable for investment securities
              sold................................   $  3,465
            Receivable for Fund shares sold.......         27
            Interest receivable...................      2,748
            Payable for Fund shares redeemed......       (829)
            Investment advisory fee payable.......        (48)
            Administration fee payable............        (34)
            Shareholder servicing and distribution
              fees payable........................        (56)
            Due to custodian......................         (4)
            Distributions payable.................       (743)
            Payable for investment securities
              purchased...........................     (3,772)
            Accrued Trustees' fees and expenses...        (31)
            Accrued expenses and other
              liabilities.........................        (95)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................        628
                                                     --------
            NET ASSETS.....................  100.0%  $211,455
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    458
            Accumulated net realized gain on
              investments sold....................        209
            Net unrealized appreciation of
              investments.........................     13,208
            Paid-in capital.......................    197,580
                                                     --------
            NET ASSETS............................   $211,455
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($54,233,922 / 7,228,162 shares
              outstanding)........................      $7.50
                                                     ========
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($148,812,635 / 19,804,446
              shares outstanding).................      $7.51
                                                     ========
            Maximum sales charge..................      4.75%
            Maximum offering price per share......      $7.89
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($6,277,374 / 835,037 shares
              outstanding)........................      $7.52
                                                     ========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,130,613 / 284,419 shares
              outstanding)........................      $7.49
                                                     ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $13,208 on investment securities was comprised of gross appreciation of $13,305 and gross depreciation of $97 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $197,619.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   MBIA                                                                   20.88%
   AMBAC                                                                  12.21%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Water Revenue                                                          15.92%
   Lease Revenue                                                          13.68%
   Electric Revenue                                                       11.54%
   Transportation Revenue                                                 10.14%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.1%
            FLORIDA -- 91.5%
 $2,000     Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Hospital at the
              University of Florida
              Project) Series 1992,
              (MBIA Insured),
              6.100% 12/01/05........  Aaa       AAA    $  2,082
  1,000     Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12........  Baa2      BBB       1,027
  1,000     Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.000% 10/01/05........  Aaa       AAA       1,071
  2,000     Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.450% 10/01/12........  Aaa       AAA       2,137
  1,470     Boca Raton, Florida, GO,
              Series 2000,
              5.000% 07/01/13........  Aaa       AAA       1,547
  2,000     Boca Raton, Florida,
              Water and Sewer Revenue
              Refunding, Series 1992,
              5.600% 10/01/04........  Aa1       AA+       2,077
  1,000     Brevard County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Wuesthoff
              Memorial Hospital
              Project) Series 1996,
              (MBIA Insured),
              6.250% 04/01/06........  Aaa       AAA       1,118
  3,000     Broward County, Florida,
              GO Refunding, Series
              1992C,
              6.200% 01/01/07........  Aa1       AA+       3,089
  2,000     Broward County, Florida,
              School District, GO
              Refunding, Series 1992,
              6.000% 02/15/07........  Aa3       AA-       2,067
  2,000     Broward County, Florida,
              Solid Waste Systems
              Revenue, Series 1993A,
              (MBIA Insured),
              5.500% 07/01/04........  Aaa       AAA       2,130

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,275     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.560%+ 12/01/11.......  Aaa       AAA    $  1,438
  1,000     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.860%+ 12/01/13.......  Aaa       AAA         557
  3,000     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue,
              Series 1993, (AMBAC
              Insured),
              5.000% 12/01/02........  Aaa       AAA       3,097
  1,000     Collier County, Florida,
              Water and Sewer
              District, Revenue,
              Series 1992, (FGIC
              Insured), Prerefunded
              07/01/02 @ 102,
              6.375% 07/01/10........  Aaa       AAA       1,052
  1,000     Dade County, Florida,
              Aviation Revenue
              Refunding, Series
              1994B, AMT, (AMBAC
              Insured),
              6.300% 10/01/05........  Aaa       AAA       1,108
  3,650     Dade County, Florida,
              Aviation Revenue,
              (Miami International
              Airport Project) Series
              1997B, AMT, (FSA
              Insured),
              5.000% 10/01/06........  Aaa       AAA       3,881
  2,000     Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series
              1993A, (AMBAC Insured),
              5.000% 10/01/02........  Aaa       AAA       2,056
  1,000     Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series
              1993A, (AMBAC Insured),
              5.000% 10/01/03........  Aaa       AAA       1,050
  1,565     Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.300% 10/01/03........  NR        BBB       1,634
  1,900     Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.400% 10/01/04........  NR        BBB       2,011

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,795     Duval County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue
              Refunding, (The Cove
              Project) Series 1992,
              6.100% 10/01/02........  NR        AAA    $  1,819
  1,995     Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program) Series 2000A,
              AMT, (MBIA/FHA/VA
              Insured),
              6.300% 10/01/20........  Aaa       NR        2,143
  1,700     Escambia County, Florida,
              Utilities Authority,
              Systems Revenue, Series
              1996, (FGIC Insured),
              5.625% 01/01/21........  Aaa       AAA       1,756
  2,000     Florida State, Board of
              Education Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20........  Aaa       AAA       1,996
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08........  Aa2       AA+       1,071
  3,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1995A,
              5.500% 06/01/14........  Aa2       AA+       3,132
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1992C, Prerefunded
              06/01/02 @ 101,
              6.500% 06/01/11........  Aaa       AAA       1,039
  4,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1993D,
              5.200% 06/01/11........  Aa2       AA+       4,106
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18........  Aa2       AA+       1,000
  1,500     Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26........  Aa2       AA+       1,527

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida State, Division
              of Bond Financing,
              Department of General
              Services Revenue,
              (Department of Natural
              Resources -
              Preservation 2000
              Project) Series 1992A,
              (AMBAC Insured),
              Prerefunded 07/01/02 @
              101,
              6.250% 07/01/06........  Aaa       AAA    $  1,041
  5,495     Florida State, Division
              of Bond Financing,
              Department of General
              Services Revenue,
              (Department of Natural
              Resources -
              Preservation 2000
              Project) Series 1993A,
              (FSA Insured),
              5.300% 07/01/06........  Aaa       AAA       5,824
  3,300     Florida, Capital Trust
              Agency Multi-Family
              Housing Revenue,
              (Shadow Run Project)
              Series 2000A, (FNMA
              COLL), Mandatory Put
              11/01/10 @ 100,
              5.150% 11/01/30........  Aaa       NR        3,394
  2,000     Florida, Greater Orlando
              Aviation Authority,
              Revenue Refunding,
              Series 1992B, (FGIC
              Insured),
              6.200% 10/01/03........  Aaa       AAA       2,112
  4,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put
              12/01/03 @ 100,
              7.000% 12/01/24........  NR        BBB+      4,214
  1,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put 05/01/08 @ 100,
              6.350% 05/01/26........  NR        BBB+      1,057
    875     Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              5.875% 11/01/05........  NR        BBB-        891

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              6.400% 11/01/15........  NR        BBB-   $  1,027
  2,190     Florida, Housing Finance
              Corporation, Revenue,
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 07/01/11........  Aaa       AAA       2,287
  3,000     Florida, Orlando and
              Orange County
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC Insured),
              5.000% 07/01/03........  Aaa       AAA       3,133
  1,000     Florida, Ports Financing
              Commission, Revenue,
              (State Transportation
              Trust Fund Project)
              Series 1996, AMT, (MBIA
              Insured),
              5.375% 06/01/16........  Aaa       AAA       1,023
  1,000     Gainesville, Florida,
              Utility Systems
              Revenue, Series 1996A,
              5.750% 10/01/07........  Aa3       AA        1,116
  2,000     Greater Orlando, Aviation
              Authority, Revenue
              Refunding, Series
              1992D, (AMBAC Insured),
              5.600% 10/01/02........  Aaa       AAA       2,066
  1,375     Hialeah, Florida, Capital
              Improvement Revenue,
              Series 1993,
              5.500% 10/01/18........  Baa1      NR        1,379
  3,170     Hillsborough County,
              Florida, Aviation
              Authority, Revenue
              Refunding, (Tampa
              International Airport
              Project) Series 1997A,
              AMT, (AMBAC Insured),
              5.750% 10/01/07........  Aaa       AAA       3,468
  1,000     Hillsborough County,
              Florida, Capital
              Improvement Revenue
              Refunding, (County
              Center Project) Series
              1996B, (MBIA Insured),
              5.000% 07/01/11........  Aaa       AAA       1,049

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,640     Hillsborough County,
              Florida,
              Environmentally
              Sensitive Lands,
              Special Tax, Series
              1992, (AMBAC Insured),
              Prerefunded
              07/01/02 @ 102,
              6.250% 07/01/06........  Aaa       AAA    $  2,774
  3,500     Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22........  A1        A         3,691
  1,500     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/03........  Aaa       AAA       1,557
  1,800     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/04........  Aaa       AAA       1,893
  1,750     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.100% 04/01/05........  Aaa       AAA       1,836
  1,000     Indian River County,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1993A, (FGIC Insured),
              5.200% 09/01/05........  Aaa       AAA       1,078
  3,000     Jacksonville, Florida,
              Economic Development
              Communities Health Care
              Facilities Revenue,
              (Mayo Clinic
              Jacksonville Project)
              Series 2001A,
              5.500% 11/15/36........  Aa2       AA        3,003
  1,000     Jacksonville Beach,
              Florida, Utilities
              Revenue, Series 1991,
              (MBIA Insured),
              Prerefunded 10/01/01 @
              102,
              6.500% 10/01/12........  Aaa       AAA       1,020
  2,000     Jacksonville, Florida,
              Electric Systems
              Authority, Revenue
              Refunding, Series
              1995-11,
              5.375% 10/01/15........  Aa2       AA        2,055
  1,000     Jacksonville, Florida,
              Electric Systems
              Authority, Revenue,
              Series 1993A,
              5.200% 10/01/02........  Aa2       AA        1,030

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Jacksonville, Florida,
              Excise Tax Revenue
              Refunding, Series
              1995A,
              (FGIC Insured),
              5.000% 10/01/09........  Aaa       AAA    $  1,073
  1,375     Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding, (St.
              Lukes Hospital
              Association Project)
              Series 1991,
              6.750% 11/15/02........  NR        AA        1,410
  4,200     Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, Series 1997B,
              5.400% 08/15/18........  Aaa       NR        4,367
  1,000     Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1990, (AMBAC
              Insured),
              4.200%+ 10/01/09.......  Aaa       AAA         720
  2,000     Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1992,
              5.625% 10/01/04........  A1        AA-       2,164
  2,025     Marion County, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1999,
              5.250% 10/01/11........  A2        NR        2,100
  1,500     Miami Beach, Florida, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.300% 09/01/03........  Aaa       AAA       1,581
  2,000     Miami, Florida, GO
              Refunding, Series 1992,
              (FGIC Insured),
              5.600% 12/01/03........  Aaa       AAA       2,134
  5,365     Miami-Dade County,
              Florida, Special
              Obligation Revenue
              Refunding, Series
              1997A, (MBIA Insured),
              5.510%+ 10/01/19.......  Aaa       AAA       2,042
  1,000     Naples, Florida, Water
              and Sewer Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.400% 09/01/07........  Aaa       AAA       1,054
  1,000     Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier Inc. Project)
              Series 1992,
              6.250% 06/01/10........  Baa2      BBB-      1,009

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,000     North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1992, (MBIA
              Insured), Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/06........  Aaa       AAA    $  3,091
  1,375     Orange County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Lakeside
              Alternatives, Inc.
              Project)
              Series 1995,
              6.250% 07/01/05........  NR        BBB       1,445
  4,640     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project)
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/08........  Aaa       AAA       5,359
  1,405     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993A, (MBIA
              Insured),
              5.400% 11/01/02........  Aaa       AAA       1,452
  2,800     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993B, (MBIA
              Insured),
              4.400% 10/01/02........  Aaa       AAA       2,860
  1,445     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       1,703
    555     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA         650
  1,720     Orange County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, Series 1997A,
              AMT, (GNMA/FNMA COLL),
              5.900% 09/01/19........  NR        AAA       1,801
 10,000     Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA       9,465

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue, Junior Lien,
              Series 1990, (FGIC
              Insured),
              6.500% 07/01/10........  Aaa       AAA    $  2,363
  1,000     Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue
              Refunding, Series 1997,
              AMT, (FGIC Insured),
              5.125% 10/01/12........  Aaa       AAA       1,038
  3,000     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03........  Aa1       AA        3,187
  2,000     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1993B,
              5.400% 10/01/08........  Aa2       AA-       2,098
  2,000     Palm Beach County,
              Florida, GO Refunding,
              Series 1998,
              5.500% 12/01/11........  Aa1       AAA       2,229
  1,250     Palm Beach County,
              Florida, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.600% 10/01/11........  NR        NR        1,275
  1,750     Palm Beach County,
              Florida, GO, Series
              1994,
              6.875% 12/01/03........  Aa1       AAA       1,911
  1,300     Palm Beach County,
              Florida, GO, Series
              1994,
              7.000% 12/01/04........  Aa1       AAA       1,463
  1,000     Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health
              System Project) Series
              1993,
              6.100% 10/01/05........  Aaa       NR        1,079
  4,280     Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32........  Aaa       NR        4,441
  2,000     Palm Beach County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 08/01/06........  Aaa       AAA       2,080

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Palm Beach County,
              Florida, Stadium
              Facilities Revenue,
              Series 1996, (MBIA
              Insured),
              5.250% 12/01/16........  Aaa       AAA    $  2,070
  1,250     Pembroke Pines, Florida,
              Consolidated Utilities
              Systems Revenue, Series
              1992, (FGIC Insured),
              6.250% 09/01/07........  Aaa       AAA       1,408
  1,400     Pinellas County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Morton Plant
              Hospital Association
              Project) Series 1993,
              (MBIA Insured),
              4.900% 11/15/02........  Aaa       AAA       1,441
  1,000     Pinellas County, Florida,
              PCR Refunding, (Anclote
              and Barton Power
              Plants -- Florida Power
              Corporation Project)
              Series 1991,
              7.200% 12/01/14........  A2        BBB+      1,023
  2,500     Pinellas County, Florida,
              Resource Recovery
              Revenue Refunding,
              Series 1990A, (MBIA
              Insured),
              6.800% 10/01/02........  Aaa       AAA       2,534
  2,000     Reedy Creek, Florida, GO,
              Series 1995A, (MBIA
              Insured), Prerefunded
              06/01/05 @ 100,
              5.750% 06/01/15........  Aaa       AAA       2,191
  1,200     Sarasota County, Florida,
              GO Refunding, Series
              1992, (FGIC Insured),
              6.100% 10/01/02........  Aaa       AAA       1,228
  1,650     Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1997B, (MBIA
              Insured),
              5.000% 10/01/07........  Aaa       NR        1,770
  1,750     Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1998B, (MBIA
              Insured),
              5.250% 07/01/11........  Aaa       AAA       1,891

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Sarasota, Florida, Water
              and Sewer Utility
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 10/01/02........  Aaa       AAA    $  1,038
  2,100     Seminole County, Florida,
              School District, GO
              Refunding, Series 1992,
              (MBIA Insured),
              5.900% 08/01/02........  Aaa       AAA       2,166
  2,000     St. Lucie County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 07/01/03........  Aaa       AAA       2,092
  1,000     St. Lucie County,
              Florida, School
              District, GO, Series
              1997, (FGIC Insured),
              5.875% 02/01/07........  Aaa       AAA       1,111
  1,000     Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical Center
              Project) Series 1992A,
              (MBIA Insured),
              5.750% 12/01/04........  Aaa       AAA       1,053
  1,000     Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical Center
              Project) Series 1992B,
              (MBIA Insured),
              5.750% 12/01/04........  Aaa       AAA       1,053
  1,000     Tampa, Florida, Capital
              Improvement Authority,
              Hospital Revenue, (H.
              Lee Moffitt Cancer
              Project) Series 1999A,
              4.875% 07/01/13........  A3        A           982
  2,000     Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health
              Project) Series
              1998A-1, (MBIA
              Insured),
              4.875% 11/15/15........  Aaa       AAA       1,993
  3,170     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              6.000% 01/01/07........  Aaa       AAA       3,536

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,000     Tampa, Florida, Tax
              Allocation,
              (Cigarette-H. Lee
              Moffitt Cancer Project)
              Series 1999, (AMBAC
              Insured),
              5.000% 03/01/07........  Aaa       AAA    $  3,211
  1,000     Tampa, Florida, Water and
              Sewer Revenue, Series
              1993A, (FGIC Insured),
              5.000% 10/01/02........  Aaa       AAA       1,028
  1,025     Venice, Florida, Health
              Facilities Revenue,
              (Venice Hospital Inc.
              Project) Series 1994,
              5.300% 12/01/02........  Aaa       NR        1,060
                                                        --------
                                                         217,359
                                                        --------
            GEORGIA -- 0.8%
  2,000     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa3      BBB-      1,927
                                                        --------
            ILLINOIS -- 0.5%
  1,620     Champaign County,
              Illinois, Community
              Unit School District
              No. 116 Urbana, GO,
              Series 1999C, (FGIC
              Insured),
              4.400%+ 01/01/10.......  Aaa       AAA       1,131
                                                        --------
            LOUISIANA -- 0.9%
  2,000     Calcasieu Parish,
              Lousiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06........  Baa2      BBB       2,072
                                                        --------
            SOUTH CAROLINA -- 2.5%
  3,000     Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A+        3,596
  2,700     South Carolina State,
              Capital Improvement,
              GO, Series 2001A,
              3.500% 01/01/16........  Aaa       AAA       2,338
                                                        --------
                                                           5,934
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- 1.9%
 $2,000     Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put
              11/01/07 @ 100,
              6.150% 05/01/29........  Ba2       BB     $  1,824
  4,000     Texas State, Turnpike
              Authority, Dallas North
              Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              4.560%+ 01/01/11.......  Aaa       AAA       2,647
                                                        --------
                                                           4,471
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $222,082)........................    232,894
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.5%
              (Cost $1,154)
  1,154     Nations Municipal Reserves#...........      1,154
                                                     --------
            TOTAL INVESTMENTS
              (Cost $223,236*).............   98.6%   234,048
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.4%
            Receivable for investment securities
              sold................................   $  1,500
            Receivable for Fund shares sold.......        315
            Interest receivable...................      4,350
            Payable for Fund shares redeemed......       (979)
            Investment advisory fee payable.......        (36)
            Administration fee payable............        (39)
            Shareholder servicing and distribution
              fees payable........................         (9)
            Distributions payable.................       (883)
            Payable for investment securities
              purchased...........................       (845)
            Accrued Trustees' fees and expenses...        (39)
            Accrued expenses and other
              liabilities.........................        (56)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      3,279
                                                     --------
            NET ASSETS.....................  100.0%  $237,327
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $     23
            Accumulated net realized loss on
              investments sold....................     (1,349)
            Net unrealized appreciation of
              investments.........................     10,812
            Paid-in capital.......................    227,841
                                                     --------
            NET ASSETS............................   $237,327
                                                     ========


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($225,326,396 / 20,931,054 shares
              outstanding)........................     $10.77
                                                     ========
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($6,533,507 / 607,426
              shares outstanding).................     $10.76
                                                     ========
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $11.12
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,255,928 / 488,194 shares
              outstanding)........................     $10.77
                                                     ========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($211,608 / 19,622 shares
              outstanding)........................     $10.78
                                                     ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $10,812 on investment securities was comprised of gross appreciation of $10,999 and gross depreciation of $187 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $223,236.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):
   MBIA                                                                   20.45%
   AMBAC                                                                  18.21%
   FGIC                                                                   10.19%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Pre-Refunded                                                           14.86%
   Hospital Revenue                                                       11.82%
   Transportation Revenue                                                 10.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.2%
            FLORIDA -- 90.8%
 $  805     Alachua County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Santa Fe
              Healthcare Facilities,
              Inc. Project) Series
              1993,
              6.000% 11/15/09........  Baa1      AAA    $    883
  1,000     Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Teaching
              Hospital/Clinic
              Project) Series 1996A,
              (MBIA Insured),
              5.000% 12/01/04........  Aaa       AAA       1,066
  3,375     Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12........  Baa2      BBB       3,466
  2,550     Brevard County, Florida,
              Health Facilities
              Authority, Revenue,
              (Holmes Regional
              Medical Center, Inc.
              Project) Series 1996,
              (MBIA Insured),
              5.625% 10/01/14........  Aaa       AAA       2,701
  1,000     Canaveral, Florida, Port
              Authority, Port
              Improvement Revenue
              Refunding, Series
              1996B, (FGIC Insured),
              5.700% 06/01/13........  Aaa       AAA       1,072
  2,250     Charlotte County,
              Florida, Utility
              Revenue Refunding,
              Series 1996A, (FGIC
              Insured),
              5.625% 10/01/16........  Aaa       AAA       2,388
  5,175     Collier County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Moorings,
              Inc. Project) Series
              1994,
              7.000% 12/01/19........  NR        A-        5,448
  2,500     Dade County, Florida,
              Aviation Revenue,
              Series 1996A, AMT,
              (MBIA Insured),
              5.750% 10/01/12........  Aaa       AAA       2,680
  2,000     Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program) Series 2000A,
              AMT, (MBIA/FHA/VA
              Insured),
              6.300% 10/01/20........  Aaa       NR        2,148

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1994, AMT,
              6.900% 08/01/22........  Baa2      BBB    $  1,047
  4,000     Florida State, Board of
              Education Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20........  Aaa       AAA       3,992
  3,000     Florida State, Board of
              Education, Capital
              Outlay GO, Series
              1997A,
              5.000% 01/01/17........  Aa2       AA+       3,019
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08........  Aa2       AA+       1,071
  2,500     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.250% 06/01/16........  Aa2       AA+       2,565
  2,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18........  Aa2       AA+       2,001
  1,000     Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26++......  Aa2       AA+       1,018
  1,000     Florida, Capital Trust
              Agency Multi-Family
              Housing Revenue,
              (Shadow Run Project)
              Series 2000A, (FNMA
              COLL), Mandatory Put
              11/01/10 @ 100,
              5.150% 11/01/30........  Aaa       NR        1,028
  2,955     Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series 1997-2,
              AMT, (MBIA Insured),
              5.750% 07/01/14........  Aaa       AAA       3,123
  1,590     Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 01/01/11........  Aaa       AAA       1,660
  3,000     Gainesville, Florida,
              Utility Systems
              Revenue, Series 1992B,
              6.500% 10/01/11++......  Aa3       AA        3,583

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22........  A1        A      $  1,055
  1,000     Jacksonville, Florida,
              Economic Development
              Communities Health Care
              Facilities Revenue,
              (Mayo Clinic
              Jacksonville Project)
              Series 2001A,
              5.500% 11/15/36........  Aa2       AA        1,001
  5,000     Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              Prerefunded 10/01/05 @
              101,
              5.650% 10/01/14........  Aaa       AAA       5,545
  5,000     Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              Prerefunded 10/01/05 @
              101,
              5.375% 10/01/18........  Aaa       AAA       5,494
  2,430     Leon County, Florida,
              Capital Improvement
              Revenue, Series 1997,
              (AMBAC Insured),
              5.250% 10/01/17........  Aaa       AAA       2,487
  2,300     Martin County, Florida,
              Industrial Development
              Authority, Revenue,
              (Indiantown
              Cogeneration Project)
              Series 1995B, AMT,
              8.050% 12/15/25........  Baa3      BBB-      2,422
  2,620     Miami Beach, Florida,
              Water and Sewer
              Revenue, Series 1995,
              (FSA Insured),
              5.375% 09/01/15........  Aaa       AAA       2,721
  3,500     Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.250% 10/01/15........  Aaa       AAA       3,596
  2,000     North Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1997, (MBIA
              Insured),
              5.250% 01/15/17........  Aaa       AAA       2,046

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $5,000     Okaloosa County, Florida,
              Gas Distribution
              Revenue Refunding,
              Series 1994, (MBIA
              Insured), Prerefunded
              10/01/04 @ 102,
              6.875% 10/01/19........  Aaa       AAA    $  5,690
    935     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project)
              Series 1993B, (MBIA
              Insured),
              5.000% 10/01/10........  Aaa       AAA         966
  1,260     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       1,476
  3,260     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       3,842
  3,000     Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA       2,839
  1,000     Orange County, Florida,
              Tourist Development Tax
              Revenue, Series 1994B,
              (MBIA Insured),
              Prerefunded
              10/01/04 @ 102,
              6.000% 10/01/14........  Aaa       AAA       1,113
  2,950     Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue,
              Series 1999A, AMT,
              (FGIC Insured),
              5.250% 10/01/10........  Aaa       AAA       3,155
  1,800     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1989D,
              6.750% 10/01/17........  Aa2       AA-       2,191
  1,500     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1994A,
              5.000% 10/01/20........  Aa2       AA-       1,493

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Osceola County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Evangelical
              Lutheran Good Samaritan
              Society Project) Series
              1994, (AMBAC Insured),
              6.000% 05/01/10........  Aaa       AAA    $  1,080
  1,500     Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health
              System Project) Series
              1993, Prerefunded
              10/01/05 @ 100,
              6.200% 10/01/11........  Aaa..     NR        1,622
    980     Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32........  Aaa       NR        1,017
  5,065     Palm Beach County,
              Florida, Solid Waste
              Authority, Revenue,
              Unrefunded Balance,
              Series 1997A, (AMBAC
              Insured),
              6.000% 10/01/10........  Aaa       AAA       5,793
  2,000     Pensacola, Florida,
              Airport Revenue, Series
              1997B, AMT, (MBIA
              Insured),
              5.625% 10/01/14........  Aaa       AAA       2,122
  4,000     Pinellas County, Florida,
              Capital Improvement
              Revenue, Series 2000,
              4.500% 01/01/06........  Aa3       AA-       4,191
  1,000     Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa
              Electric Company
              Project) Series 1996,
              AMT,
              5.850% 12/01/30........  Aa3       A-1       1,030
  4,000     South Miami, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Baptist Health Systems
              Obligation Group
              Project) Series 1995,
              (MBIA Insured),
              5.375% 10/01/16........  Aaa       AAA       4,129

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,500     Sunrise Lakes, Florida,
              Phase 4 Recreational
              District, GO, Series
              1995A, Prerefunded
              08/01/05 @ 102,
              6.750% 08/01/24........  NR        BBB-   $  2,876
  1,000     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.125% 01/01/12........  Aaa       AAA       1,049
  2,000     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.250% 01/01/17........  Aaa       AAA       2,056
  2,500     Tampa, Florida, Sports
              Authority, Sales Tax
              Revenue, (Tampa Bay
              Arena Project) Series
              1995, (MBIA Insured),
              5.750% 10/01/15........  Aaa       AAA       2,819
  1,000     Tampa, Florida, Tax
              Allocation, (H-Lee
              Moffitt Cancer Project)
              Series 1999, (AMBAC
              Insured),
              4.875% 03/01/06........  Aaa       AAA       1,064
  1,000     Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1996A,
              6.125% 10/15/26........  Baa2      NR        1,043
  2,380     Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1999A,
              5.750% 10/15/29........  Baa2      NR        2,400
                                                        --------
                                                         129,382
                                                        --------
            GUAM -- 2.4%
  3,000     Guam, Power Authority,
              Revenue, Series 1994A,
              Prerefunded
              10/01/04 @ 102,
              6.750% 10/01/24........  NR        AAA       3,419
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            LOUISIANA -- 0.7%
 $1,000     Calcasieu Parish,
              Lousiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06........  Baa2      BBB    $  1,036
                                                        --------
            PUERTO RICO -- 4.3%
  4,190     Puerto Rico Commonwealth,
              GO, Series 1997, (MBIA
              Insured),
              6.500% 07/01/15........  Aaa       AAA       5,115
  1,000     Puerto Rico, Industrial
              Tourist Educational
              Medical and
              Environmental
              Authority, Control
              Facilities Hospital
              Revenue, (Hospital
              Auxilio Mutuo
              Obligation Group
              Project) Series 1995A,
              (MBIA Insured),
              6.250% 07/01/16........  Aaa       AAA       1,076
                                                        --------
                                                           6,191
                                                        --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $128,710)........................    140,028
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.3%
              (Cost $423)
    423     Nations Municipal Reserves#............         423
                                                       --------
            TOTAL INVESTMENTS
              (Cost $129,133*)..............   98.5%    140,451
                                                       --------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    1.5%
            Cash...................................    $      1
            Receivable for Fund shares sold........          78
            Interest receivable....................       2,926
            Payable for Fund shares redeemed.......        (116)
            Investment advisory fee payable........         (31)
            Administration fee payable.............         (24)
            Shareholder servicing and distribution
              fees payable.........................         (25)
            Distributions payable..................        (537)
            Accrued Trustees' fees and expenses....         (39)
            Accrued expenses and other
              liabilities..........................         (46)
                                                       --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       2,187
                                                       --------
            NET ASSETS......................  100.0%   $142,638
                                                       ========

                                                        VALUE
                                                        (000)
---------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income....    $    223
            Accumulated net realized gain on
              investments sold.....................         505
            Net unrealized appreciation of
              investments..........................      11,318
            Paid-in capital........................     130,592
                                                       --------
            NET ASSETS.............................    $142,638
                                                       ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($84,869,669 / 8,421,439 shares
              outstanding).........................      $10.08
                                                       ========
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($47,062,202 / 4,669,835
              shares outstanding)..................      $10.08
                                                       ========
            Maximum sales charge...................       4.75%
            Maximum offering price per share.......      $10.58
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($10,524,710 / 1,044,590
              shares outstanding)..................      $10.08
                                                       ========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($181,682 / 18,047 shares
              outstanding).........................      $10.07
                                                       ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $11,318 on investment securities was comprised of gross appreciation of $11,322 and gross depreciation of $4 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $129,133.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

    MBIA                                               $33.88%
    FGIC                                               12.37%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

    Pre-Refunded                                       21.37%
    Hospital Revenue                                   13.28%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.9%
            GEORGIA -- 92.7%
 $1,000     Alpharetta, Georgia, GO,
              Series 1992,
              6.000% 05/01/03........  Aa2       AA     $  1,056
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured), 5.000%
              01/01/03...............  Aaa       AAA       1,032
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured), 6.000%
              01/01/03++.............  Aaa       AAA       1,044
  4,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30........  Aaa       AAA       4,147
  2,000     Atlanta, Georgia, Urban
              Residential Finance
              Authority, Multi-Family
              Revenue Refunding,
              (Housing City Plaza
              Project) Series 1998,
              AMT, (FNMA COLL),
              Mandatory Put 12/01/08
              @ 100, 4.550%
              12/01/28...............  NR        AAA       2,004
  2,750     Atlanta, Georgia, Water
              and Wastewater
              Authority, Revenue,
              Series 1999A, (FGIC
              Insured), 5.000%
              11/01/38...............  Aaa       AAA       2,651
  2,750     Bibb County, Georgia, GO,
              Series 1993, 5.500%
              01/01/08...............  Aa3       AA        2,889
  1,000     Brunswick and Glynn
              County, Georgia,
              Development Authority,
              Revenue Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.550% 03/01/26........  Baa3      NR          922
  1,500     Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1994B, 4.700%
              01/01/04...............  A3        A         1,552
  2,500     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT, 5.625% 05/01/09...  A1        A+        2,696

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Chatham County, Georgia,
              Hospital Medical
              Authority, Revenue,
              (Memorial Health
              Medical Center Project)
              Series 2001A, 6.125%
              01/01/24...............  A3        A-     $  2,086
  1,000     Cherokee County, Georgia,
              School System GO
              Refunding, Series 1992,
              5.900% 06/01/02........  A2        NR        1,025
  1,000     Cherokee County, Georgia,
              School System GO,
              Series 1993, (AMBAC
              Insured), 5.875%
              02/01/09...............  Aaa       AAA       1,111
    640     Cherokee County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured), 5.300%
              08/01/09...............  Aaa       AAA         686
  1,000     Clarke County, Georgia,
              Hospital Authority,
              Revenue, (Athens
              Regional Medical Center
              Project) Series 1993,
              (MBIA Insured),
              Prerefunded 01/01/03 @
              102, 5.750% 01/01/08...  Aaa       AAA       1,061
  1,000     Clarke County, Georgia,
              School District, GO
              Refunding, Series 1993,
              (FGIC Insured), 5.100%
              07/01/04...............  Aaa       AAA       1,061
  3,190     Clayton County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates, (Southern
              Regional Medical Center
              Project) Series 1998A,
              (MBIA Insured), 5.250%
              08/01/09...............  Aaa       AAA       3,456
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured), 5.400%
              05/01/07...............  Aaa       AAA       1,048
  2,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000, 6.250%
              05/01/17...............  Aa3       AA        2,258
  2,000     Cobb County and Marietta,
              Georgia, Water
              Authority, Revenue
              Refunding, Series 1993,
              5.000% 11/01/03........  Aa1       AA        2,105

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Cobb County, Georgia,
              Detention Buildings and
              Facilities GO, Series
              1993, 5.300%
              01/01/08...............  Aaa       AAA    $  1,038
  1,200     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A, 5.600%
              04/01/05...............  Aa2       AA-       1,237
  1,000     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A, 5.700%
              04/01/06...............  Aa2       AA-       1,030
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1991B, 6.150%
              02/01/03...............  Aa1       AA        2,098
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1995, 4.800%
              02/01/04...............  Aa1       AA        2,092
  1,000     Cobb County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series
              1993A, 5.400%
              07/01/08...............  Aaa       AAA       1,046
  2,250     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1992, (FGIC
              Insured), 6.000%
              05/01/03...............  Aaa       AAA       2,375
  1,000     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1993, 5.100%
              05/01/03...............  A1        A+        1,039
    525     Dalton, Georgia, Building
              Authority, Revenue,
              Series 1993, 5.000%
              07/01/02...............  Aa3       NR          536
  1,500     Dalton, Georgia, Multiple
              Utilities Revenue
              Refunding, Series 1997,
              (MBIA Insured), 4.450%
              01/01/03...............  Aaa       AAA       1,538
  4,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A, 6.000%
              10/01/14...............  Aa1       AA        4,259
  1,000     DeKalb County, Georgia,
              School District, GO
              Refunding, Series 1993,
              5.000% 07/01/03........  Aa2       AA        1,044

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Downtown Savannah
              Authority, Georgia,
              Revenue Refunding,
              (Chatham County
              Project) Series 1993A,
              5.000% 01/01/11........  A1        AA     $  1,026
  3,490     East Point, Georgia,
              Building Authority,
              Revenue, Series 2000,
              (FSA Insured), 5.600%+
              02/01/18...............  Aaa       AAA       1,432
  4,440     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT, 5.625% 07/01/18...  Baa3      BBB-      4,278
  1,000     Fayette County, Georgia,
              School District, GO
              Refunding, Series 1992,
              (FGIC Insured), 6.100%
              03/01/03...............  Aaa       AAA       1,035
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999, 6.000%
              02/01/15...............  Aa2       AA-       1,125
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              Prerefunded 09/01/02 @
              102, 6.000% 09/01/03...  Baa1      NR        1,053
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              4.900% 10/01/03........  Aaa       NR        2,098
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              5.500% 10/01/14........  Aaa       NR        1,077
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series 1998A,
              (MBIA Insured), 4.600%
              11/15/09...............  Aaa       AAA       2,075

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority, GO
              Refunding Certificates,
              (Grady Memorial
              Hospital Project)
              Series 1993, (MBIA
              Insured), 5.250%
              01/01/04...............  Aaa       AAA    $  1,051
  1,025     Fulton County, Georgia,
              Building Authority,
              Revenue, (County
              Government and Health
              Facilities Project)
              Series 1992A, 5.700%
              01/01/04...............  Aa3       AA        1,081
  1,735     Fulton County, Georgia,
              Development Authority,
              Revenue, (Georgia Tech
              Foundation Facilities
              Project) Series 1997A,
              5.000% 09/01/17........  Aa1       AA+       1,752
  2,900     Fulton County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Concorde
              Place Apartments
              Project) Series 1996A,
              AMT, Prerefunded
              07/01/08 @ 100, 6.375%
              01/01/27...............  NR        AAA       3,319
  1,500     Fulton County, Georgia,
              School District, GO
              Refunding, Series 1991,
              6.250% 05/01/04........  Aa2       AA        1,630
  1,500     Georgia State, GO
              Refunding, Series
              1992A, 6.250%
              03/01/06...............  Aaa       AAA       1,684
  1,200     Georgia State, GO, Series
              1992B, 6.000%
              03/01/04...............  Aaa       AAA       1,291
  2,750     Georgia State, GO, Series
              1993C, 6.500%
              07/01/05...............  Aaa       AAA       3,088
  2,000     Georgia State, GO, Series
              1999D, 5.800%
              11/01/13++.............  Aaa       AAA       2,247
    835     Georgia State, Housing
              and Finance Authority,
              Revenue, (Home
              Ownership Program)
              Series 1992B, AMT,
              6.600% 06/01/25........  NR        AA+         867
  1,000     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia 400
              Project) Series 1998,
              5.000% 07/01/07........  Aaa       AAA       1,077

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,880     Georgia, George L. Smith
              II World Congress
              Center Authority,
              Revenue Refunding,
              (Domed Stadium Project)
              Series 2000, AMT, (MBIA
              Insured), 6.000%
              07/01/05...............  Aaa       AAA    $  4,233
  1,500     Georgia, Municipal Gas
              Authority, Gas Tax
              Revenue, (Southern
              Storage Gas Project)
              Series 1994, 6.000%
              07/01/04...............  NR        A-        1,619
  1,000     Griffin-Spalding County,
              Georgia, School System,
              GO, Series 1996, (State
              Aid Withholding, FSA
              Insured), 5.250%
              02/01/10...............  Aaa       AAA       1,028
  1,000     Hall County, Georgia,
              School District, GO
              Refunding, Series
              1992B, 6.300%
              12/01/05...............  A1        NR        1,126
  2,000     Hall County, Georgia,
              School District, GO,
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102, 6.700%
              12/01/14...............  Aaa       AAA       2,277
  1,000     Henry City and County,
              Georgia, Water and
              Sewer Authority,
              Improvement Revenue
              Refunding, Series
              1993A, 5.000%
              02/01/07...............  A2        NR        1,048
  1,550     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              Prerefunded 07/01/07 @
              102, 5.250% 07/01/09...  Aaa       AAA       1,712
  2,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              6.000% 07/01/29........  Aaa       AAA       2,195
  1,000     Henry County, Georgia,
              School District, GO,
              Series 1992A, 5.700%
              08/01/02...............  Aa3       AA-       1,029

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Houston County, Georgia,
              School District, GO,
              Series 1996, (State Aid
              Withholding, MBIA
              Insured), 5.500%
              03/01/16...............  Aaa       AAA    $  2,024
  1,000     Macon, Georgia, Water
              Authority, Water and
              Sewer Revenue
              Refunding, Series
              1994A, 4.700%
              10/01/04...............  Aa3       AA-       1,056
  1,000     Macon-Bibb County,
              Georgia, Industrial
              Authority, Industrial
              Revenue, (Weyerhaeuser
              Company Project) Series
              1982, 9.000%
              10/01/07...............  A3        A-        1,289
  1,000     Meriwether County,
              Georgia, School
              District, GO, Series
              1996, (State Aid
              Withholding, FSA
              Insured), 5.500%
              02/01/16...............  Aaa       AAA       1,053
  3,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured), 5.900%
              07/01/03...............  Aaa       AAA       3,179
    540     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1983D,
              7.000% 07/01/11........  Aaa       AAA         666
  2,500     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured), 5.100%
              07/01/13++.............  Aaa       AAA       2,623
  2,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured), 5.100%
              07/01/15...............  Aaa       AAA       2,070
  1,000     Monroe County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A, 6.800%
              01/01/12...............  A3        A         1,174
  1,100     Paulding County, Georgia,
              School District, GO,
              Series 1992A, 6.400%
              02/01/04...............  A2        A         1,189

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.800% 06/01/16........  Aaa       AAA    $  1,006
  1,400     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Emory
              University Project)
              Series 1992C, 5.750%
              10/01/02...............  Aa1       AA        1,449
  1,000     Richmond County, Georgia,
              Board of Education, GO
              Refunding, Series 1993,
              (FGIC Insured), 4.700%
              11/01/06...............  Aaa       AAA       1,047
  2,000     Richmond County, Georgia,
              Development Authority,
              Environment Improvement
              Revenue, (International
              Paper Company Project)
              Series 2001A, 5.150%
              03/01/15...............  Baa2      BBB       1,993
  2,000     Roswell, Georgia, GO,
              Series 1995, 5.600%
              02/01/10++.............  Aaa       AAA       2,135
  2,000     Roswell, Georgia, GO,
              Series 2000, 5.500%
              02/01/12...............  Aaa       AAA       2,179
  1,000     Savannah, Georgia,
              Economic Development
              Authority, Revenue
              Refunding, (Union Camp
              Corporation Project)
              Series 1993, 5.150%
              05/01/02...............  Baa2      NR        1,014
  1,250     Savannah, Georgia,
              Hospital Authority,
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102, 7.000%
              01/01/11++.............  Ba1       BB        1,345
  1,225     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/11........  Aaa       NR        1,310

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,310     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/12........  Aaa       NR     $  1,390
  1,500     Savannah, Georgia,
              Resource Recovery
              Development Authority,
              Revenue Refunding,
              (Savannah Energy
              Systems Company
              Project) Series 1992,
              5.850% 12/01/01........  A1        AA-       1,509
  1,000     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993, 5.100%
              12/01/09...............  Aa3       AA-       1,032
  2,570     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10........  NR        BB+       2,616
                                                        --------
                                                         142,123
                                                        --------
            FLORIDA -- 1.3%
  2,000     Florida State, Board of
              Education Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20........  Aaa       AAA       1,996
                                                        --------
            LOUISIANA -- 2.0%
  2,000     Calcasieu Parish,
              Lousiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001, 4.800%
              12/01/06...............  Baa2      BBB       2,072
  1,000     Plaquemines, Louisiana,
              Port Harbour and
              District Marine
              Terminal Facilities
              Revenue Refunding,
              (Electro-Coal Project)
              Series 2001B, 5.000%
              09/01/07...............  A3        A-        1,025
                                                        --------
                                                           3,097
                                                        --------
            MINNESOTA -- 1.1%
  1,785     Minneapolis, Minnesota,
              GO, Series 1998, 4.750%
              12/01/26...............  Aa1       AAA       1,712
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- 0.7%
 $1,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100, 4.950%
              10/01/30...............  NR        BBB    $  1,023
                                                        --------
            VIRGINIA -- 1.1%
  1,750     Louisa, Virginia,
              Industrial Development
              Authority, Solid Waste
              and Sewage Disposal
              Revenue, (Virginia
              Electric and Power
              Company Project) Series
              2001A, AMT, Mandatory
              Put
              03/01/02 @ 100, 4.000%
              03/01/31...............  P1        A-        1,754
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $143,989)........................    151,705
                                                        --------


 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.1%
              (Cost $171)
    171     Nations Municipal Reserves#...........        171
                                                     --------
            TOTAL INVESTMENTS
              (Cost $144,160*).............   99.0%   151,876
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.0%
            Receivable for investment securities
              sold................................   $    251
            Receivable for Fund shares sold.......        103
            Interest receivable...................      2,248
            Payable for Fund shares redeemed......       (140)
            Investment advisory fee payable.......        (21)
            Administration fee payable............        (25)
            Shareholder servicing and distribution
              fees payable........................        (13)
            Distributions payable.................       (573)
            Payable for investment securities
              purchased...........................       (247)
            Accrued Trustees' fees and expenses...        (40)
            Accrued expenses and other
              liabilities.........................        (39)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      1,504
                                                     --------
            NET ASSETS.....................  100.0%  $153,380
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    162
            Accumulated net realized loss on
              investments sold....................     (1,301)
            Net unrealized appreciation of
              investments.........................      7,716
            Paid-in capital.......................    146,803
                                                     --------
            NET ASSETS............................   $153,380
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($133,614,472 / 12,245,332 shares
              outstanding)........................     $10.91
                                                     ========
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($12,174,053 / 1,115,603
              shares outstanding).................     $10.91
                                                     ========
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $11.28
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($6,676,892 / 611,899 shares
              outstanding)........................     $10.91
                                                     ========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($914,275 / 83,782 shares
              outstanding)........................     $10.91
                                                     ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $7,716 on investment securities was comprised of gross appreciation of $7,760 and gross depreciation of $44 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $144,160.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   MBIA                                                                   14.91%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            15.41%
   Water Revenue                                                          10.66%
   Pre-Refunded                                                           10.37%
   Hospital Revenue                                                       10.32%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.0%
            GEORGIA -- 97.0%
 $1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 2000A,
              (FGIC Insured),
              5.600% 01/01/30.........  Aaa       AAA    $ 1,037
  1,000     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              6.125% 05/01/27.........  A1        A+       1,045
  1,000     Chatham County, Georgia,
              Hospital Medical
              Authority, Revenue,
              (Memorial Health Medical
              Center Project) Series
              2001A,
              6.125% 01/01/24.........  A3        A-       1,043
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000,
              5.600% 05/01/18.........  Aa3       AA       1,065
    500     Columbia County, Georgia,
              School District, GO,
              Series 1994A, (MBIA
              Insured), Prerefunded
              04/01/04 @ 102,
              6.250% 04/01/13.........  Aaa       AAA        552
  1,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14.........  Aa1       AA       1,065
  2,490     East Point, Georgia,
              Building Authority,
              Revenue, Series 2000,
              (FSA Insured),
              5.700%+ 02/01/19........  Aaa       AAA        952
  1,000     Effingham County, Georgia,
              Development Authority,
              Solid Waste Disposal
              Revenue, (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.........  Baa3      BBB-       964
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15.........  Aa2       AA-      1,124
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital Project)
              Series 1994,
              5.500% 10/01/14.........  Aaa       NR       1,077

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  500     Fulton County, Georgia,
              Development Authority,
              Revenue, (Clark Atlanta
              University Project)
              Series 1995, (CONNIE LEE
              Insured),
              5.125% 01/01/10.........  Baa3      AAA    $   530
  1,300     Fulton County, Georgia,
              Water and Sewer Revenue,
              Series 1998,
              4.750% 01/01/20.........  A1        AA-      1,242
  1,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13.........  Aaa       AAA      1,123
  1,050     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1998B-3,
              4.400% 06/01/17.........  Aa2       AAA      1,054
  1,075     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1999B-2,
              AMT,
              6.100% 06/01/31.........  Aa2       AAA      1,121
  1,000     Georgia, George L. Smith
              II World Congress Center
              Authority, Revenue
              Refunding, (Domed
              Stadium Project) Series
              2000, AMT,
              (MBIA Insured),
              6.000% 07/01/05.........  Aaa       AAA      1,091
  1,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              6.000% 07/01/29.........  Aaa       AAA      1,097
    500     Lawrenceville, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Knollwood
              Park, LP Project) Series
              1997,
              AMT, (FNMA COLL),
              Mandatory Put
              06/01/15 @ 100,
              6.250% 12/01/29.........  NR        AAA        533
  1,000     Metropolitan Atlanta Rapid
              Transit Authority,
              Georgia, Revenue, Series
              1998B, (MBIA Insured),
              5.100% 07/01/15.........  Aaa       AAA      1,035
    500     Peach County, Georgia,
              School District, GO,
              Series 1994, (State Aid
              Withholding, MBIA
              Insured),
              6.500% 02/01/08.........  Aaa       AAA        576

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.250% 10/01/20.........  A3        NR     $ 1,001
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.375% 10/01/29.........  A3        NR         999
  1,000     Richmond County, Georgia,
              Development Authority,
              Environment Improvement
              Revenue, (International
              Paper Company Project)
              Series 2001A,
              5.150% 03/01/15.........  Baa2      BBB        997
  1,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10.........  Aaa       AAA      1,068
    500     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/23.........  Ba1       BB         538
  1,000     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998B, (FSA Insured),
              5.250% 07/01/10.........  Aaa       NR       1,075
    500     Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/
              FNMA COLL),
              7.125% 12/01/25.........  Aaa       NR         528

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10.........  NR        BB+    $ 1,018
                                                         -------
                                                          26,550
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $24,762)..........                    26,550
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.1%
              (Cost $563)
    563     Nations Municipal Reserves#............       563
                                                      -------
            TOTAL INVESTMENTS
              (Cost $25,325*)...............   99.1%   27,113
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    0.9%
            Receivable for investment securities
              sold.................................   $   548
            Receivable for Fund shares sold........        85
            Interest receivable....................       442
            Receivable from investment advisor.....         3
            Payable for Fund shares redeemed.......       (25)
            Administration fee payable.............        (5)
            Shareholder servicing and distribution
              fees payable.........................       (12)
            Distributions payable..................       (99)
            Payable for investment securities
              purchased............................      (635)
            Accrued Trustees' fees and expenses....       (37)
            Accrued expenses and other
              liabilities..........................       (20)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       245
                                                      -------
            NET ASSETS......................  100.0%  $27,358
                                                      =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    74
            Accumulated net realized loss on
              investments sold.....................      (842)
            Net unrealized appreciation of
              investments..........................     1,788
            Paid-in capital........................    26,338
                                                      -------
            NET ASSETS.............................   $27,358
                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)


                                                          VALUE
----------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($17,130,044 / 1,698,646
              shares outstanding).....................    $10.08
                                                          ------
                                                          ------
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($1,832,221 / 181,698 shares
              outstanding)............................    $10.08
                                                          ------
                                                          ------
            Maximum sales charge......................     4.75%
            Maximum offering price per share..........    $10.58
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($8,134,493 / 806,448 shares
              outstanding)............................    $10.09
                                                          ------
                                                          ------
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($260,936 / 25,884 shares
              outstanding)............................    $10.08
                                                          ------
                                                          ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,788 on investment securities was comprised of gross appreciation of $1,789 and gross depreciation of $1 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $25,325.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Georgia Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):
   MBIA                                                                   11.89%

Nations Georgia Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Industrial Development Revenue/      Pollution Control Revenue         14.70%
   Education Revenue                                                      13.14%
   Housing Revenue                                                        11.83%
   Hospital Revenue                                                       11.75%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.4%
            KANSAS -- 83.2%
 $ 1,000    Butler County, Kansas,
              Unified School District
              Number 402, GO
              Refunding, Series 1994,
              (FSA Insured),
              5.000% 10/01/07........  Aaa       AAA    $  1,030
   1,000    Douglas County, Kansas,
              Unified School District
              Number 497, GO, Series
              1995A, Crossover
              Refunded
              09/01/03 @ 100,
              5.700% 09/01/05........  Aa3       NR        1,056
   1,375    Fairway, Kansas,
              Industrial Revenue
              Refunding, (JC Nichols
              Company Project) Series
              1998, (GTY-AGMT),
              4.400% 03/01/03........  NR        NR        1,391
   1,185    Johnson County, Kansas,
              Unified School District
              Number 223, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              5.500% 09/01/04........  Aaa       AAA       1,275
   1,705    Johnson County, Kansas,
              Unified School District
              Number 229, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.400% 10/01/04........  Aaa       AAA       1,792
   1,500    Johnson County, Kansas,
              Unified School District
              Number 229, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.800% 10/01/08........  Aaa       AAA       1,584
   1,180    Johnson County, Kansas,
              Unified School District
              Number 229, GO, Series
              1994A,
              6.250% 10/01/03........  Aa1       AA        1,268
   1,130    Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.600% 10/01/09........  Aaa       AAA       1,179
   1,260    Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.700% 10/01/10........  Aaa       AAA       1,314

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,250    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1992,
              (AMBAC Insured),
              6.000% 09/01/06........  Aaa       AAA    $  1,281
     750    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              Prerefunded
              09/01/04 @ 100,
              5.500% 09/01/05........  Aaa       AAA         808
     750    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              Prerefunded
              09/01/04 @ 100,
              5.625% 09/01/07........  Aaa       AAA         811
   2,760    Johnson County, Kansas,
              Unified School District
              Number 233, GO, Series
              1999A, (FGIC Insured),
              5.375% 09/01/14........  Aaa       NR        2,916
   1,250    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO Refunding,
              Series 1996B,
              4.850% 10/01/08........  Aa1       AA        1,311
   1,510    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO, Series
              1995,
              5.200% 10/01/07........  Aa1       AA        1,602
   1,380    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO, Series
              1995,
              5.200% 10/01/08........  Aa1       AA        1,452
     750    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.750% 06/01/04........  Aa1       AAA         781
     720    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.750% 12/01/04........  Aa1       AAA         750

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   750    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.800% 06/01/05........  Aa1       AAA    $    777
     595    Junction City, Kansas,
              Water and Sewer
              Revenue, Series 1996A,
              (MBIA Insured),
              Prerefunded 09/01/05 @
              101,
              4.900% 09/01/07........  Aaa       AAA         643
     500    Kansas City, Kansas,
              Hospital Revenue
              Refunding, (Sisters
              Charity Health Services
              Project) Series 1992,
              5.600% 08/01/02........  Aa3       NR          513
     500    Kansas City, Kansas,
              Hospital Revenue
              Refunding, (Sisters
              Charity Health Services
              Project) Series 1992,
              5.800% 08/01/04........  Aa3       NR          521
   2,230    Kansas City, Kansas,
              Utilities System
              Revenue, Series 1994,
              (FGIC Insured),
              Prerefunded 09/01/04 @
              102,
              6.375% 09/01/23(++)....  Aaa       AAA       2,499
   1,200    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1992,
              6.000% 03/01/02........  Aa2       AA+       1,220
     895    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1992A, Prerefunded
              09/01/02 @ 102,
              5.800% 09/01/05........  Aa2       AA+         942
   1,055    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1994,
              4.800% 09/01/08........  Aa2       AA+       1,124
     735    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              4.800% 11/15/04........  Aaa       NR          779
     670    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              4.900% 11/15/05........  Aaa       NR          717

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   510    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              5.000% 11/15/06........  Aaa       NR     $    549
   4,190    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Sisters of
              Charity Project) Series
              2000J,
              6.250% 12/01/28........  Aa3       AA        4,547
     620    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996N,
              (MBIA Insured),
              4.700% 11/15/05........  Aaa       AAA         656
     675    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996N,
              (MBIA Insured),
              4.750% 11/15/06........  Aaa       AAA         717
     605    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996P,
              (MBIA Insured),
              4.700% 11/15/05........  Aaa       AAA         640
     630    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996P,
              (MBIA Insured),
              4.750% 11/15/06........  Aaa       AAA         669
     740    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996F,
              (MBIA Insured),
              5.600% 11/15/07........  Aaa       AAA         805
     500    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996F,
              (MBIA Insured),
              5.750% 11/15/09........  Aaa       AAA         539

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   730    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996G,
              (MBIA Insured),
              Prerefunded 11/15/06 @
              100,
              5.750% 11/15/09........  Aaa       AAA    $    815
     890    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project), Series 1996G,
              (MBIA Insured),
              Prerefunded 11/15/06 @
              100,
              5.700% 11/15/08........  Aaa       AAA         991
  10,000    Kansas State, Development
              Financing Authority,
              Revenue, (Board of
              Regents Rehabilitation
              Project) Series
              1997G-2,
              5.000% 10/01/10........  Aaa       AAA      10,518
   2,785    Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1997,
              (AMBAC Insured),
              5.000% 04/01/17........  Aaa       NR        2,809
   1,000    Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1998,
              4.750% 04/01/18........  A2        NR          968
   2,000    Kansas State, Development
              Financing Authority,
              Revenue,
              (Regents-Wichita
              University Project)
              Series 2000B, (AMBAC
              Insured),
              5.900% 04/01/15........  Aaa       AAA       2,197
     955    Kansas State, Development
              Financing Authority,
              Revenue, (Sisters of
              Charity Leavenworth
              Project) Series 1998,
              5.000% 12/01/14........  Aaa       AAA         978
   1,000    Kansas State, Development
              Financing Authority,
              Revenue, (Water
              Pollution Control
              Project) Series
              1993-II,
              5.400% 11/01/03........  Aa1       AA+       1,061

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,150    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.250% 09/01/11........  Aaa       AAA    $  1,231
   1,265    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.350% 09/01/12........  Aaa       AAA       1,356
   1,525    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.400% 09/01/13........  Aaa       AAA       1,625
   2,000    Leavenworth County,
              Kansas, GO, Series
              1997A, (AMBAC Insured),
              4.900% 12/01/06........  Aaa       AAA       2,151
     950    Reno County, Kansas,
              Unified School District
              Number 308 Hutchinson,
              GO, Series 1995, (FSA
              Insured),
              5.500% 09/01/07........  Aaa       AAA       1,013
     860    Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/08........  Aaa       AAA         971
     925    Reno County, Kansas,
              Unified School District
              Number 313, GO,
              Series 1996B, (FSA
              Insured),
              5.900% 09/01/09........  Aaa       AAA       1,049
     995    Reno County, Kansas,
              Unified School District
              Number 313, GO,
              Series 1996B, (FSA
              Insured),
              5.900% 09/01/10........  Aaa       AAA       1,134
     500    Salina, Kansas, Hospital
              Revenue Refunding,
              (Asbury-Salina Regional
              Medical Center Project)
              Series 1993, (AMBAC
              Insured),
              5.100% 10/01/06........  Aaa       AAA         519

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,010    Saline County, Kansas,
              Unified School District
              Number 305 Salina, GO
              Refunding, Series 1999,
              (FSA Insured),
              Prerefunded
              09/01/08 @ 100,
              5.250% 09/01/13........  Aaa       NR     $  1,102
   1,000    Sedgwick County, Kansas,
              Public Building
              Commission, Revenue,
              (Exploration Place
              Project) Series 1997A,
              5.125% 08/01/22........  Aa1       AA        1,001
   1,000    Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured),
              5.350% 10/01/04........  Aaa       AAA       1,074
   1,000    Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured), Prerefunded
              10/01/04 @ 100,
              5.400% 10/01/05........  Aaa       AAA       1,077
   1,250    Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured), Prerefunded
              10/01/04 @ 100,
              5.500% 10/01/06........  Aaa       AAA       1,350
   1,245    Sedgwick County, Kansas,
              Unified School District
              Number 266 Maize, GO,
              Series 1994B,
              6.500% 09/01/02........  Aaa       AAA       1,294
     785    Sedgwick County, Kansas,
              Unified School District
              Number 266 Maize, GO,
              Series 1994B, (FSA
              Insured), Prerefunded
              09/01/03 @ 100,
              5.700% 09/01/07........  Aaa       AAA         834
     845    Sedgwick County, Kansas,
              Unified School District
              Number 266 Maize, GO,
              Series 1994B, (FSA
              Insured), Prerefunded
              09/01/03 @ 100,
              5.800% 09/01/08........  Aaa       AAA         899

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   500    Sedgwick County, Kansas,
              Unified School District
              Number 267, GO
              Refunding, Series 1995,
              (AMBAC Insured),
              Prerefunded
              11/01/05 @ 100,
              6.100% 11/01/08........  Aaa       AAA    $    561
     500    Shawnee County, Kansas,
              GO Refunding, Series
              1992C,
              5.500% 09/01/03........  Aa3       NR          514
     500    Shawnee County, Kansas,
              Health Care Facilities
              Revenue Refunding,
              (Menninger Foundation
              Project) Series 1995,
              (FSA Insured),
              5.000% 08/15/07........  Aaa       AAA         525
     500    Shawnee County, Kansas,
              Health Care Facilities
              Revenue Refunding,
              (Menninger Foundation
              Project) Series 1995,
              (FSA Insured),
              5.100% 08/15/09........  Aaa       AAA         520
     530    Shawnee County, Kansas,
              Revenue, (Sisters
              Charity Leavenworth
              Project) Series 1994,
              4.800% 12/01/05........  Aa3       AA          556
     555    Shawnee County, Kansas,
              Revenue, (Sisters
              Charity Leavenworth
              Project) Series 1994,
              4.900% 12/01/06........  Aa3       AA          581
     895    Shawnee County, Kansas,
              Unified School District
              Number 345 Seaman, GO,
              Series 1994, (MBIA
              Insured), Prerefunded
              09/01/04 @ 100,
              5.400% 09/01/06........  Aaa       AAA         962
     950    Shawnee County, Kansas,
              Unified School District
              Number 345 Seaman, GO,
              Series 1994, (MBIA
              Insured), Prerefunded
              09/01/04 @ 100,
              5.500% 09/01/07........  Aaa       AAA       1,024
     500    Shawnee County, Kansas,
              Unified School District
              Number 437 Auburn-
              Washburn, GO Refunding,
              Series 1992, (FGIC
              Insured),
              6.100% 09/01/02........  Aaa       AAA         508

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,050    Shawnee County, Kansas,
              Unified School District
              Number 501, GO, Series
              1995, (FGIC Insured),
              Prerefunded 02/01/03 @
              100,
              5.300% 02/01/04........  Aaa       AAA    $  1,091
     500    Witchita, Kansas, Public
              Building Community,
              Revenue Refunding,
              (Witchita State
              University Project)
              Series 1992G-1, (AMBAC
              Insured),
              5.200% 02/01/03........  Aaa       AAA         505
                                                        --------
                                                          89,822
                                                        --------
            ALASKA -- 1.3%
   2,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              2000B, (MBIA Insured),
              4.370%(+)
              06/30/09(++)...........  Aaa       AAA       1,436
                                                        --------
            CALIFORNIA -- 2.3%
   2,000    Sacramento County,
              California, Single
              Family Mortgage
              Revenue, Series 1991A,
              AMT,
              7.250% 10/01/23........  Aaa       AAA       2,471
                                                        --------
            ILLINOIS -- 2.3%
   3,675    Chicago, Illinois, Water
              Revenue, Capital
              Appreciation, Series
              1997, (FGIC Insured),
              4.400%(+) 11/01/10.....  Aaa       AAA       2,474
                                                        --------
            OHIO -- 2.5%
   1,000    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F,
              6.050% 10/01/09........  NR        BBB         884
   2,000    Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BBB       1,786
                                                        --------
                                                           2,670
                                                        --------
            OKLAHOMA -- 2.0%
   2,000    Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL),
              5.100% 11/01/05........  Aa3       NR        2,110
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- 2.2%
 $ 2,000    Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A+     $  2,398
                                                        --------
            TEXAS -- 2.6%
   2,000    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put
              11/01/07 @ 100,
              6.150% 05/01/29........  Ba2       BB        1,824
   1,000    Socorro, Texas,
              Independent School
              District, GO, Series
              1998, (PSF-GTD),
              5.250% 08/15/28........  Aaa       AAA       1,001
                                                        --------
                                                           2,825
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $101,382)........................    106,206
                                                        --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 0.5%
            (Cost $562)
    562   Nations Municipal Reserves#...........        562
                                                   --------
          TOTAL INVESTMENTS
            (Cost $101,944*).............   98.9%   106,768
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................    1.1%
          Cash..................................   $      1
          Interest receivable...................      1,682
          Investment advisory fee payable.......        (17)
          Administration fee payable............        (18)
          Shareholder servicing and distribution
            fees payable........................         (1)
          Distributions payable.................       (385)
          Accrued Trustees' fees and expenses...        (17)
          Accrued expenses and other
            liabilities.........................        (46)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................      1,199
                                                   --------
          NET ASSETS.....................  100.0%  $107,967
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS
Nations Kansas Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     79
          Accumulated net realized loss on
            investments sold....................        (63)
          Net unrealized appreciation of
            investments.........................      4,824
          Paid-in capital.......................    103,127
                                                   --------
          NET ASSETS............................   $107,967
                                                   ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($104,602,025 / 10,091,813 shares
            outstanding)........................     $10.37
                                                   ========
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($3,073,973 / 296,772
            shares outstanding).................     $10.36
                                                   ========
          Maximum sales charge..................      3.25%
          Maximum offering price per share......     $10.71
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($291,305 / 28,116 shares
            outstanding)........................     $10.36
                                                   ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $4,824 on investment securities was comprised of gross appreciation of $5,357 and gross depreciation of $533 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $101,944.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (+) Zero coupon security. The rate shown reflects the yield to maturity.

(++) All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Kansas Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):
   FGIC                                                                   14.22%
   AMBAC                                                                  13.87%
   FSA                                                                    11.65%
   MBIA                                                                   11.06%

Nations Kansas Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Pre-Refunded                                                           20.68%
   Hospital Revenue                                                       18.10%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.0%
            MARYLAND -- 85.8%
 $1,000     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993,
              5.125% 07/15/08.........  Aa2       AA+    $  1,043
  2,855     Anne Arundel County,
              Maryland, GO, Series
              1995, 5.200% 04/01/08...  Aa1       AA+       3,020
  1,375     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO Refunding,
              Series 1992, 5.750%
              05/01/02................  Aaa       AAA       1,404
  1,000     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO Refunding,
              Series 1992, 5.800%
              05/01/03................  Aaa       AAA       1,040
  1,720     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.200% 10/15/02.........  Aaa       AAA       1,792
  1,075     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.375% 10/15/07.........  Aaa       AAA       1,245
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A,
              (AMBAC Insured),
              5.300% 10/15/06.........  Aaa       AAA       1,046
  1,740     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.300% 10/15/16.........  Aaa       AAA       1,832
  1,000     Baltimore, Maryland,
              Convention Center
              Revenue Refunding,
              Series 1998, (MBIA
              Insured),
              5.000% 09/01/06.........  Aaa       AAA       1,080
  1,725     Baltimore, Maryland,
              Exchanged Revenue,
              Series 1996A, (FGIC
              Insured),
              5.900% 07/01/10.........  Aaa       AAA       1,970
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.000% 10/15/04.........  Aaa       AAA       1,125

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.050% 10/15/07.........  Aaa       AAA    $  1,193
  1,750     Baltimore, Maryland, Port
              Facilities Revenue,
              (E.I. duPont de Nemours
              and Company Project)
              Series 1985,
              6.500% 12/01/10.........  Aa3       AA-       1,848
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1993A, (MBIA
              Insured),
              5.100% 07/01/04.........  Aaa       AAA       1,064
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured),
              5.000% 07/01/22.........  Aaa       AAA       1,019
  1,810     Charles County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (AMBAC Insured),
              5.900% 01/15/03.........  Aaa       AAA       1,865
  2,135     Frederick County,
              Maryland, GO Refunding,
              Series 1993,
              5.350% 07/01/05.........  Aa2       AA        2,215
  1,000     Frederick County,
              Maryland, GO, Series
              1991B,
              6.300% 07/01/06.........  Aa2       AA        1,051
  2,000     Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (FGIC Insured),
              5.750% 12/01/01.........  Aaa       AAA       2,012
  2,240     Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (FGIC Insured),
              6.000% 12/01/05.........  Aaa       AAA       2,379
  1,455     Harford County, Maryland,
              Public Improvement GO,
              Series 1992,
              5.300% 09/01/03.........  Aa2       AA        1,524
  1,545     Howard County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1993A,
              5.000% 08/15/03.........  Aaa       AAA       1,620

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $   20     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A, Prerefunded
              08/15/05 @ 100,
              5.250% 08/15/06.........  Aaa       AAA    $     22
  1,500     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/16.........  Aaa       AAA       1,563
  2,000     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/18.........  Aaa       AAA       2,064
  1,000     Howard County, Maryland,
              Metropolitan District,
              GO Refunding, Series
              1991B,
              6.000% 08/15/03.........  Aaa       AAA       1,066
  1,980     Howard County, Maryland,
              Public Improvement GO,
              Unrefunded Balance,
              Series 1993A,
              5.250% 08/15/06.........  Aaa       AAA       2,091
  1,530     Laurel, Maryland, Public
              Improvement GO
              Refunding, 1996A, (FGIC
              Insured),
              5.000% 10/01/11.........  Aaa       AAA       1,609
  1,200     Maryland State,
              Certificates of
              Participation Refunding,
              (State Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.800% 06/01/02.........  Aa3       AA+       1,215
  1,410     Maryland State,
              Certificates of
              Participation Revenue,
              (Aviation Administration
              Facilities Project)
              Series 1999, AMT,
              4.750% 05/01/07.........  Aa3       AA+       1,497
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1997-1, (FHA
              COLL),
              4.950% 04/01/07.........  Aa2       NR        1,065
  4,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.500% 04/01/08.........  Aa2       NR        4,123

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,685     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.700% 04/01/10.........  Aa2       NR     $  1,742
  3,250     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999A, AMT,
              5.350% 07/01/41.........  Aa2       NR        3,229
  2,410     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999D, AMT,
              5.375% 09/01/24.........  Aa2       NR        2,424
  2,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17.........  Aa2       NR        2,128
  3,900     Maryland State, Community
              Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Senior Housing, LP
              Project) Series 1998B,
              AMT,
              3.900% 10/01/02.........  Aaa       NR        3,905
  3,000     Maryland State, Community
              Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Townhomes, LP Project)
              Series 1998A, AMT,
              3.900% 10/01/02.........  Aaa       NR        3,003
  2,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              5.750% 06/01/29.........  Baa3      NR        1,959
    500     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30.........  Baa3      NR          505

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  945     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              Series 1999A,
              5.600% 06/01/10.........  Baa3      NR     $    957
  1,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              Series 1999A,
              5.700% 06/01/12.........  Baa3      NR        1,014
    815     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              Series 1999A,
              6.000% 06/01/19.........  Baa3      NR          831
  1,000     Maryland State, GO, Series
              1998,
              5.000% 07/15/11.........  Aaa       AAA       1,066
  2,700     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.250% 07/01/04.........  A1        AA-       2,866
  1,500     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.400% 07/01/06.........  A1        AA-       1,582
  3,050     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.500% 07/01/07.........  A1        AA-       3,207
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (University of Maryland
              Medical Systems Project)
              Series 1993, (FGIC
              Insured),
              5.200% 07/01/04.........  Aaa       AAA       1,061
    510     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (College of
              Notre Dame Project)
              Series 1998, (MBIA
              Insured),
              4.600% 10/01/14.........  Aaa       AAA         522

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  430     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.125% 07/01/03.........  Aaa       NR     $    444
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/13.........  Aaa       NR        1,067
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/21.........  Aaa       NR        1,046
  2,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              Hospital Redevelopment
              Project) Series 1979,
              5.750% 07/01/09.........  Aaa       AAA       2,254
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              Medical Project) Series
              1998,
              5.000% 07/01/29.........  Aaa       AAA         993
  2,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999,
              6.000% 07/01/39.........  Aa2       AA        2,298
  1,100     Maryland State, Industrial
              Development Financing
              Authority, Revenue
              Refunding, (American
              Center for Physics
              Facilities Project)
              Series 2001, (GTY AGMT),
              3.650% 12/15/05.........  Aa3       NR        1,127
  1,500     Maryland State, State and
              Local Facilities Loan
              GO, Series 1995-2,
              5.000% 10/15/04.........  Aaa       AAA       1,601
  1,550     Maryland State, State and
              Local Facilities Loan
              GO, Series 1996-2,
              5.250% 06/15/11.........  Aaa       AAA       1,658

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,970     Maryland State, State and
              Local Facilities Loan
              GO, Series 2000,
              5.750% 08/01/11.........  Aaa       AAA    $  2,240
    645     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978,
              6.625% 07/01/03.........  Aaa       AAA         676
  2,300     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1991,
              6.500% 07/01/04.........  A1        A+        2,354
  4,000     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992,
              5.700% 07/01/05.........  A1        A+        4,383
  2,800     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992,
              5.800% 07/01/06.........  A1        A+        3,115
  2,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1992A,
              5.600% 07/01/04.........  Aaa       AAA       2,154
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1992A,
              5.750% 07/01/06.........  Aaa       AAA       1,112
  3,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1993A,
              4.900% 10/01/07.........  Aaa       AAA       3,662
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A,
              5.375% 05/01/08.........  Aaa       AAA       1,099
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A,
              5.375% 05/01/13.........  Aaa       AAA       1,073
  3,000     Montgomery County,
              Maryland, GO, Series
              1991B, Prerefunded
              10/01/01 @ 102,
              6.100% 10/01/05.........  Aaa       AAA       3,061

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,500     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission, Multi-Family
              Mortgage Revenue, Series
              2000A,
              6.100% 07/01/30.........  Aaa       NR     $  1,588
    845     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission,
              Single-Family Mortgage
              Revenue, Series 1997A,
              5.400% 07/01/08.........  Aa2       NR          918
  1,500     Northeast Maryland, Solid
              Waste Disposal
              Authority, Revenue,
              (Montgomery County
              Resource Recreation
              Project) Series 1993A,
              AMT,
              6.000% 07/01/07.........  A2        NR        1,659
    630     Ocean City, Maryland, GO
              Refunding, Series 1991,
              (MBIA Insured),
              Prerefunded 11/01/01 @
              102,
              6.100% 11/01/04.........  Aaa       AAA         645
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1991,
              6.500% 07/01/02.........  Aa3       AA        1,024
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1992A,
              (MBIA Insured),
              5.400% 03/01/02.........  Aaa       AAA       1,014
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992,
              5.600% 01/15/03.........  Aa3       AA        1,030
  1,800     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992,
              5.900% 01/15/06.........  Aa3       AA        1,854
  2,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999,
              5.000% 10/01/12.........  Aaa       AAA       2,125
  2,300     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured),
              5.125% 10/01/16.........  Aaa       AAA       2,387

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.125% 10/01/08.........  Aa3       AA     $  1,090
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.125% 10/01/10.........  Aa3       AA        1,092
  2,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/18.........  Aa3       AA        2,092
  2,500     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/19.........  Aa3       AA        2,598
    485     Prince Georges County,
              Maryland, Housing
              Authority, Single-Family
              Mortgage Revenue, Series
              2000A, AMT,
              6.150% 08/01/19.........  NR        AAA         515
  1,000     Prince Georges County,
              Maryland, PCR Refunding,
              (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10.........  A1        A         1,122
  2,000     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured),
              5.100% 06/15/05.........  Aaa       AAA       2,108
  1,200     Queen Annes County,
              Maryland, School and
              Public Facilities GO,
              Series 2000,
              5.250% 01/15/14.........  Aaa       AAA       1,277
  1,000     Rockville, Maryland, GO
              Refunding, Series 1993,
              4.750% 04/15/05.........  Aa1       AA+       1,027
  1,000     St. Mary's County,
              Maryland, GO, Series
              1995, (MBIA Insured),
              5.700% 03/01/08.........  Aaa       AAA       1,081
  2,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue Refunding,
              Series 1993C,
              4.900% 10/01/08.........  Aa3       AA+       2,067

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  745     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.000% 02/01/04.........  Aa3       AA+    $    762
  1,020     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13.........  Aa3       AA+       1,089
  3,115     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/14.........  Aa3       AA+       3,312
  1,975     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.000% 10/01/08.........  Aa3       AA+       2,141
  1,575     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.250% 10/01/11.........  Aa3       AA+       1,718
  1,000     Washington County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.250% 01/01/06.........  Aaa       AAA       1,044
  1,000     Washington County,
              Maryland, Sanitation
              District, GO Refunding,
              Series 1993F, (FGIC
              Insured),
              5.250% 01/01/06.........  Aaa       AAA       1,044
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction GO,
              Series 2000,
              5.250% 06/01/22.........  Aaa       AAA       1,023
  3,440     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO
              Refunding, Series 1993,
              5.100% 12/01/07.........  Aaa       AAA       3,620
  2,010     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1992, Prerefunded
              06/01/02 @ 102,
              5.800% 06/01/03.........  Aaa       AAA       2,100

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1993,
              5.000% 06/01/03.........  Aaa       AAA    $  1,043
  1,355     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              4.900% 12/01/11.........  Aaa       AAA       1,429
  1,425     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              5.000% 12/01/12.........  Aaa       AAA       1,502
                                                         --------
                                                          172,260
                                                         --------
            ALABAMA -- 1.5%
  3,000     Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22.........  Baa2      BBB       3,104
                                                         --------
            CALIFORNIA -- 1.2%
  2,000     Sacramento County,
              California, Single
              Family Mortgage Revenue,
              Series 1991A, AMT,
              7.250% 10/01/23.........  Aaa       AAA       2,471
                                                         --------
            COLORADO -- 0.8%
  3,800     Colorado, E-470 Public
              Highway Authority,
              Revenue, Capital
              Appreciation, Series
              1997B, (MBIA Insured),
              5.280%+ 09/01/18........  Aaa       AAA       1,573
                                                         --------
            DISTRICT OF COLUMBIA -- 1.1%
  2,000     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 07/01/06.........  Aaa       AAA       2,114
                                                         --------
            FLORIDA -- 1.0%
  2,000     Florida State, Board of
              Education Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20.........  Aaa       AAA       1,996
                                                         --------

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
-----------------------------------------------------------------
            MICHIGAN -- 1.0%
 $2,000     Southfield, Michigan,
              Library Building
              Authority, GO, Series
              2000, (MBIA Insured),
              5.500% 05/01/24.........  Aaa       AAA    $  2,065
                                                         --------
            MISSISSIPPI -- 2.1%
  1,000     Mississippi State,
              Hospital Facilities and
              Equipment Authority,
              Revenue, (Forrest County
              General Hospital
              Project) Series 2000,
              (FSA Insured),
              5.625% 01/01/20.........  Aaa       NR        1,046
  3,100     Mississippi State,
              Hospital Facilities and
              Equipment Authority,
              Revenue, (Forrest County
              General Hospital
              Project) Series 2000,
              (FSA Insured),
              5.500% 01/01/24.........  Aaa       NR        3,180
                                                         --------
                                                            4,226
                                                         --------
            OKLAHOMA -- 0.9%
  2,000     Tulsa, Oklahoma, Municipal
              Airport Transportation
              Revenue Refunding,
              Series 2000B, AMT,
              Mandatory Put 12/01/08 @
              100,
              6.000% 06/01/35.........  Ba2       BB        1,780
                                                         --------
            SOUTH CAROLINA -- 0.5%
  1,010     South Carolina, Jobs
              Economic Development
              Authority, Economic
              Development Revenue,
              (Valley Proteins Inc.
              Project) Series 1995,
              (Harris Bank LOC),
              2.350% 04/01/10.........  NR        A-1+      1,010
                                                         --------
            TEXAS -- 2.1%
  2,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100,
              4.950% 10/01/30.........  NR        BBB       2,045
  2,000     Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12.........  Aaa       AAA       2,080
                                                         --------
                                                            4,125
                                                         --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $187,056).........................    196,724
                                                         --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

 SHARES                                                 VALUE
  (000)                                                 (000)
---------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.8%
              (Cost $1,671)
  1,671     Nations Municipal Reserves#............    $  1,671
                                                       --------
            TOTAL INVESTMENTS
              (Cost $188,727*)..............   98.8%    198,395
                                                       --------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    1.2%
            Receivable for Fund shares sold........    $    152
            Interest receivable....................       3,303
            Payable for Fund shares redeemed.......         (78)
            Investment advisory fee payable........         (30)
            Administration fee payable.............         (33)
            Shareholder servicing and distribution
              fees payable.........................         (12)
            Distributions payable..................        (733)
            Payable for investment securities
              purchased............................         (95)
            Accrued Trustees' fees and expenses....         (41)
            Accrued expenses and other
              liabilities..........................         (54)
                                                       --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       2,379
                                                       --------
            NET ASSETS......................  100.0%   $200,774
                                                       ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income....    $     48
            Accumulated net realized loss on
              investments sold.....................      (1,297)
            Net unrealized appreciation of
              investments..........................       9,668
            Paid-in capital........................     192,355
                                                       --------
            NET ASSETS.............................    $200,774
                                                       ========


                                                        VALUE
---------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($176,217,959 / 15,927,404 shares
              outstanding).........................      $11.06
                                                       ========
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($18,412,585 / 1,664,304
              shares outstanding)..................      $11.06
                                                       ========
            Maximum sales charge...................       3.25%
            Maximum offering price per share.......      $11.43
            INVESTOR B SHARES:
            Net asset value and offering price per
              share**($5,353,121 / 483,860 shares
              outstanding).........................      $11.06
                                                       ========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share**($790,349 / 71,436 shares
              outstanding).........................      $11.06
                                                       ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $9,668 on investment securities was comprised of gross appreciation of $9,888 and gross depreciation of $220 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $188,727.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Housing Revenue                                                        14.89%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 94.1%
            MARYLAND -- 77.5%
 $  500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO
              Refunding, Series 1995,
              5.300% 04/01/10.........  Aa1       AA+    $   527
    500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993,
              5.250% 07/15/11.........  Aa2       AA+        520
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1998B, (FGIC Insured),
              6.500% 10/15/08.........  Aaa       AAA      1,092
    800     Calvert County, Maryland,
              PCR Refunding,
              (Baltimore Gas and
              Electric Company
              Project) Series 1993,
              5.550% 07/15/14.........  A2        A          834
    250     Cumberland, Maryland, GO
              Refunding, Series 1994A,
              (FGIC Insured),
              5.250% 05/01/21.........  Aaa       AAA        253
  1,000     Harford County, Maryland,
              GO, Series 1997,
              5.500% 12/01/07.........  Aa2       AA       1,114
  1,900     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/17.........  Aaa       AAA      1,970
    500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 1998B, AMT,
              4.950% 09/01/11.........  Aa2       NR         521
    810     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 2000A,
              5.500% 09/01/12.........  Aa2       NR         868
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17.........  Aa2       NR       1,064

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  495     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.300% 06/01/08.........  Baa3      NR     $   499
    575     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.600% 06/01/11.........  Baa3      NR         581
  2,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              5.750% 06/01/29.........  Baa3      NR       1,959
  1,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30.........  Baa3      NR       1,009
    300     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.600% 07/01/09.........  A1        AA-        314
  2,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999,
              6.000% 07/01/39.........  Aa2       AA       2,299
    330     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Loyola College
              Project) Series 1999,
              5.000% 10/01/39.........  A2        A          320
    425     Maryland State, Industrial
              Development Finance
              Authority, Revenue,
              (American Center for
              Physics Project) Series
              1992, (GTY-AGMT),
              Prerefunded
              01/01/03 @ 102,
              6.375% 01/01/12.........  NR        A          454
    500     Maryland State, Stadium
              Authority, Lease
              Revenue, (Ocean City
              Convention Center
              Project) Series 1995,
              5.375% 12/15/13.........  Aa2       AA+        526

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 1999-2,
              5.000% 07/15/07.........  Aaa       AAA    $ 1,080
  1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 2000,
              5.750% 08/01/11.........  Aaa       AAA      1,137
    760     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978,
              6.800% 07/01/16.........  Aaa       AAA        905
    300     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1992,
              5.750% 07/01/15.........  A1        A+         306
  1,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992A,
              5.800% 07/01/07.........  Aaa       AAA      1,680
    935     Northeast Maryland, Solid
              Waste Disposal
              Authority, Revenue,
              (Ogden Martin
              Systems - Montgomery
              County Residential
              Receivables Project)
              Series 1993A, AMT,
              6.300% 07/01/16.........  A2        NR         974
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured),
              5.125% 10/01/16.........  Aaa       AAA      1,038
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/18.........  Aa3       AA       1,046
    500     Prince Georges County,
              Maryland, PCR Refunding,
              (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10.........  A1        A          561
    500     Prince Georges County,
              Maryland, Solid Waste
              Management System
              Revenue, Unrefunded
              Balance, Series 1993,
              5.200% 06/15/06.........  Aaa       AAA        526
    500     Prince Georges County,
              Maryland, Stormwater
              Management, GO, Series
              1993,
              5.500% 03/15/13.........  Aa3       AA         518

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,500     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13.........  Aa3       AA+    $ 2,670
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1997A,
              5.125% 04/01/13.........  Aa3       AA+      1,052
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.250% 10/01/11.........  Aa3       AA+      1,091
  1,290     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              4.800% 12/01/10.........  Aaa       AAA      1,361
                                                         -------
                                                          32,669
                                                         -------
            DISTRICT OF COLUMBIA -- 1.0%
    350     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              6.000% 07/01/10.........  Aaa       AAA        402
                                                         -------
            FLORIDA -- 2.4%
  1,000     Florida State, Board of
              Education Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20.........  Aaa       AAA        998
                                                         -------
            GUAM -- 1.5%
    600     Guam, Government GO,
              Series 1993A,
              5.200% 11/15/08.........  NR        BBB-       620
                                                         -------
            MISSISSIPPI -- 1.3%
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 08/01/18.........  Baa2      BBB        529
                                                         -------
            PUERTO RICO -- 2.2%
    500     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured),
              6.500% 07/01/06.........  Aaa       AAA        575

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            PUERTO RICO -- (CONTINUED)
    315     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing
              Mortgage-Portfolio I)
              Series 1995, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.100% 10/01/15.........  Aaa       AAA    $   332
                                                         -------
                                                             907
                                                         -------
            TENNESSEE -- 3.5%
  1,355     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation -- Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24.........  A2        A        1,470
                                                         -------
            TEXAS -- 2.3%
  1,000     Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1999A, (PSF-GTD),
              5.000% 02/15/24.........  Aaa       AAA        975
                                                         -------
            WASHINGTON -- 2.4%
  1,000     Washington State, Motor
              Vehicle Fuel Tax, GO,
              Series 1997D, (FGIC
              Insured),
              5.375% 01/01/22.........  Aaa       AAA      1,013
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $36,847)..........                    39,583
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 5.1%
              (Cost 2,153)
  2,153     Nations Municipal Reserves#............     2,153
                                                      -------
            TOTAL INVESTMENTS
              (Cost $39,000*)...............   99.2%   41,736
                                                      -------

                                                       VALUE
                                                       (000)
-------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    0.8%
            Cash...................................   $     1
            Receivable for investment securities
              sold.................................         4
            Receivable for Fund shares sold........       100
            Interest receivable....................       602
            Payable for Fund shares redeemed.......      (133)
            Investment advisory fee payable........        (1)
            Administration fee payable.............        (7)
            Shareholder servicing and distribution
              fees payable.........................       (26)
            Distributions payable..................      (136)
            Accrued Trustees' fees and expenses....       (37)
            Accrued expenses and other
              liabilities..........................       (25)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       342
                                                      -------
            NET ASSETS......................  100.0%  $42,078
                                                      =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    52
            Accumulated net realized loss on
              investments sold.....................      (764)
            Net unrealized appreciation of
              investments..........................     2,736
            Paid-in capital........................    40,054
                                                      -------
            NET ASSETS.............................   $42,078
                                                      =======
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($20,900,745 / 2,047,335 shares
              outstanding).........................    $10.21
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($2,882,480 / 282,412
              shares outstanding)..................    $10.21
                                                       ======
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.72
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($17,920,944 / 1,755,472
              shares outstanding)..................    $10.21
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($373,867 / 36,639 shares
              outstanding).........................    $10.20
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,736 on investment securities was comprised of gross appreciation of $2,736 and gross depreciation of $0 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $39,000.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Maryland Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):
   Education Revenue                                                      20.22%
   Housing Revenue                                                        13.68%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.3%
            NORTH CAROLINA -- 95.2%
 $1,000     Brunswick County, North
              Carolina, Certificates
              of Participation,
              Series 2000,
              5.500% 06/01/20........  Aaa       AAA    $  1,041
  1,000     Buncombe County, North
              Carolina, GO Refunding,
              Series 1993,
              Prerefunded 07/01/02 @
              102,
              5.000% 03/01/03........  Aa2       AA        1,036
      5     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue,
              Unrefunded Balance,
              Series 1992B,
              6.750% 07/01/16........  A1        NR            5
  2,000     Cabarrus County, North
              Carolina, Certificates
              of Participation,
              Installment Financing
              Contract, Series 2001,
              5.500% 04/01/13........  Aa3       AA-       2,184
  1,500     Cabarrus County, North
              Carolina, GO, (MBIA
              Insured),
              5.300% 02/01/13........  Aaa       AAA       1,592
  1,200     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.750% 07/01/05........  Aaa       AAA       1,258
  1,275     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.850% 07/01/06........  Aaa       AAA       1,343
  1,260     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              5.000% 07/01/07........  Aaa       AAA       1,333
  1,000     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              6.000% 07/01/24........  Aaa       AAA       1,069
  1,000     Charlotte, North
              Carolina, GO Refunding,
              Series 1993,
              4.500% 02/01/03........  Aaa       AAA       1,028
  1,240     Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              Unrefunded Balance,
              (Mecklenburg Hospital
              Authority Project)
              Series 1992,
              6.375% 01/01/09........  Aa3       AA        1,276

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $  425     Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              Unrefunded Balance,
              (Mecklenburg Hospital
              Authority Project)
              Series 1992,
              6.250% 01/01/20........  Aa3       AA     $    435
  1,000     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1994,
              Prerefunded 02/01/04 @
              102,
              5.800% 02/01/16........  Aaa       AAA       1,088
  1,670     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1996,
              5.500% 05/01/06........  Aaa       AAA       1,831
  1,855     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1998,
              4.750% 02/01/12........  Aaa       AAA       1,942
  2,545     Charlotte, North
              Carolina, Water and
              Sewer Systems Revenue,
              Series 1999,
              5.375% 06/01/19........  Aa1       AAA       2,631
  2,000     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.000% 01/15/17........  Aa3       AA        1,994
  4,500     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22........  Aa3       AA        4,458
    760     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.375% 01/01/09........  Aa3       AA          783
    705     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded 01/01/02 @
              102,
              6.250% 01/01/20........  Aa3       AA          726
  2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/02........  Aaa       AAA       2,549
  1,000     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/05........  Aaa       AAA       1,043

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     Coastal Regional Solid
              Waste Management
              Authority, North
              Carolina, Solid Waste
              Disposal System
              Revenue, Series 1992,
              Prerefunded
              06/01/02 @ 102,
              6.300% 06/01/04........  A3        BBB+   $  2,095
  1,490     Concord, North Carolina,
              Certificate of
              Participation, Series
              2001, (MBIA Insured),
              5.000% 06/01/17........  Aaa       AAA       1,505
    500     Concord, North Carolina,
              GO Refunding, Series
              1992,
              6.200% 06/01/05........  Aa2       AA-         520
  1,000     Concord, North Carolina,
              Utilities System
              Revenue, Series 1993,
              (MBIA Insured),
              5.200% 12/01/02........  Aaa       AAA       1,034
  2,120     Cumberland County, North
              Carolina, GO Refunding,
              Series 1998, (FGIC
              Insured),
              4.750% 02/01/10........  Aaa       AAA       2,228
  1,720     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1992,
              5.750% 04/01/03........  Aaa       AAA       1,758
  2,300     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1993,
              5.000% 04/01/03........  Aaa       AAA       2,381
  1,500     Durham County, North
              Carolina, GO Refunding,
              Series 1992,
              5.200% 03/01/07........  Aaa       AAA       1,540
  2,000     Durham County, North
              Carolina, GO, Series
              1992, Prerefunded
              02/01/02 @ 102,
              5.750% 02/01/06........  Aaa       AAA       2,064
  1,000     Durham, North Carolina,
              Water and Sewer Utility
              System, Revenue, Series
              2001,
              5.250% 06/01/16........  Aa3       AA        1,044
  1,150     Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1997,
              (FSA Insured),
              5.250% 03/01/07........  Aaa       AAA       1,244

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     Forsyth County, North
              Carolina, GO Refunding,
              Series 1993A,
              4.750% 03/01/06........  Aaa       AAA    $  2,089
  1,000     Greensboro, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1998A,
              5.000% 06/01/18........  Aa3       AA-       1,006
  2,000     Greenville, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1994,
              6.000% 09/01/10........  A2        A+        2,188
  2,000     Halifax County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue, (International
              Paper Company Project)
              Series 2001A, AMT,
              5.900% 09/01/25........  Baa2      BBB       1,993
  3,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24........  Baa2      NR        3,132
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18........  Baa2      BBB         972
  1,095     Iredell County, North
              Carolina, GO, Series
              1997,
              4.750% 02/01/16........  Aa3       A+        1,095
  1,955     Iredell County, North
              Carolina, Public
              Facilities Corporate
              Installment Payment
              Revenue, (School
              Projects) Series 2000,
              (AMBAC Insured),
              5.500% 06/01/09........  Aaa       NR        2,155

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,180     Iredell County, North
              Carolina, Public
              Facilities Corporate
              Installment Payment
              Revenue, (School
              Projects) Series 2000,
              (AMBAC Insured),
              5.125% 06/01/18........  Aaa       NR     $  2,217
  1,305     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/12........  Aaa       AAA       1,433
  2,700     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/16........  Aaa       AAA       2,909
  1,160     Lee County, North
              Carolina, GO, Series
              1992,
              6.000% 02/01/06........  A1        A+        1,193
    575     Lower Cape Fear, North
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1993,
              AMT,
              5.200% 03/01/04........  A2        BBB         600
  1,800     Mecklenburg County, North
              Carolina, GO, Series
              2000D,
              5.000% 04/01/11........  Aaa       AAA       1,928
  1,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Fluor Corporation
              Project) Series 1993,
              5.250% 12/01/09........  NR        A         1,022
  1,195     Morganton, North
              Carolina, Water and
              Sewer GO, Series 1995,
              (FGIC Insured),
              5.700% 06/01/11........  Aaa       AAA       1,280
  2,220     New Hanover County, North
              Carolina, GO, Series
              1995,
              5.500% 03/01/10........  Aa2       AA-       2,366
  1,725     New Hanover County, North
              Carolina, GO, Series
              2000,
              5.300% 11/01/02........  Aa2       AA-       1,782
  1,250     New Hanover County, North
              Carolina, GO, Series
              2001,
              4.600% 06/01/14........  Aa2       AA-       1,265
  2,000     New Hanover County, North
              Carolina, GO, Series
              2001,
              5.000% 06/01/17........  Aa2       AA-       2,057
  4,000     North Carolina State, GO,
              Series 1997A,
              5.100% 03/01/06........  Aaa       AAA       4,306
  2,550     North Carolina State, GO,
              Series 1999,
              4.500% 04/01/02........  Aaa       AAA       2,580

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $5,000     North Carolina State, GO,
              Series 2001A,
              4.750% 03/01/14........  Aaa       AAA    $  5,138
  2,165     North Carolina, Eastern
              Municipal Power
              Authority, Revenue,
              Series 1986A,
              5.000% 01/01/17........  Aaa       BBB       2,239
  1,000     North Carolina,
              Educational Facilities
              Finance Agency,
              Revenue, (Duke
              University Project)
              Series 1991C, AMT,
              6.625% 10/01/08........  Aa1       AA+       1,023
  1,750     North Carolina, Housing
              Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              5.950% 07/01/10........  Aa2       AA        1,923
  1,210     North Carolina, Housing
              Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              6.050% 07/01/12........  Aa2       AA        1,317
  1,950     North Carolina, Housing
              Finance Agency, Multi-
              Family Housing Revenue
              Refunding, Series
              1992B, (FHA COLL),
              6.900% 07/01/24........  Aa2       NR        2,034
    990     North Carolina, Housing
              Finance Agency,
              Revenue, (Home
              Ownership Project)
              Series 1999A-6, AMT,
              6.000% 01/01/16........  Aa2       AA        1,050
  1,500     North Carolina, Housing
              Finance Agency,
              Revenue, Series
              1999A-3, AMT,
              5.150% 01/01/19........  Aa2       AA        1,499
  4,000     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              (Home Ownership
              Project) Series
              1998A-1, AMT,
              5.350% 01/01/17........  Aa2       AA        4,106
    580     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 03/01/03........  Aa2       AA          591
    585     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 09/01/03........  Aa2       AA          600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $  805     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994Y,
              6.300% 09/01/15........  Aa2       AA     $    837
  2,500     North Carolina, Housing
              Finance Agency, Student
              Housing Revenue,
              (Appalachian Student
              Housing Project) Series
              2000A, (First Union
              National Bank LOC),
              Mandatory Put
              09/01/03 @ 100,
              4.750% 07/01/31........  Aa3       NR        2,560
  2,985     North Carolina, Housing
              Financing Agency,
              Series 1999A-5, AMT,
              5.550% 01/01/19........  Aa2       AA        3,056
  2,605     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/08........  Aaa       AAA       2,783
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.250% 10/01/04........  A1        AA-       2,122
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.300% 10/01/05........  A1        AA-       1,057
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.500% 10/01/14........  A1        AA-       3,082
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Inc. Project)
              Series 1996,
              5.100% 05/01/07........  A1        AA-       2,128

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,715     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Inc. Project)
              Series 1996,
              5.125% 05/01/08........  A1        AA-    $  1,807
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Duke
              University Hospital
              Project) Series 1996C,
              5.250% 06/01/17........  Aa3       AA        2,020
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Gaston
              Memorial Hospital
              Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.000% 02/15/05........  Aaa       AAA       2,120
  1,795     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.600% 08/15/07........  Baa1      NR        1,765
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Moore Regal
              Hospital Project)
              Series 1993,
              5.200% 10/01/13........  Aa3       AA-       1,531
  1,930     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993,
              5.400% 06/01/02........  A1        A+        1,968
  1,620     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              5.600% 06/01/04........  Aaa       A+        1,736
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              6.250% 06/01/17........  Aaa       A+        3,247

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue
              Refunding, (Stanley
              Memorial Hospital
              Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/06........  Aaa       AAA    $  1,084
  2,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue, Series 1992,
              (MBIA-IBC Insured),
              7.250% 01/01/07........  Aaa       AAA       2,337
  1,000     North Carolina, State
              Education Assistance
              Authority, Revenue,
              Series 1995A, AMT,
              (GTD STD LNS),
              5.300% 07/01/03........  A2        NR        1,037
  1,625     Orange County, North
              Carolina, GO, Series
              1994,
              5.500% 02/01/12........  Aa1       AA+       1,756
  4,645     Orange County, North
              Carolina, GO, Series
              2000,
              5.300% 04/01/18........  Aa1       AA+       4,864
  1,390     Pitt County, North
              Carolina, Certificates
              of Participation,
              (School Facilities
              Project) Series 2000B,
              5.750% 04/01/16........  Aaa       AAA       1,510
  1,240     Pitt County, North
              Carolina, Revenue
              Refunding, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.375% 12/01/10........  Aaa       NR        1,327
  2,800     Pitt County, North
              Carolina, Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1991B, (MBIA
              Insured), Prerefunded
              12/01/01 @ 102,
              6.750% 12/01/14........  Aaa       AAA       2,878
  1,000     Raleigh, North Carolina,
              Combined Enterprise
              System Revenue,
              Series 1996,
              5.250% 03/01/07........  Aa1       AAA       1,085
  1,910     Raleigh, North Carolina,
              GO, Series 1996,
              5.300% 06/01/16........  Aaa       AAA       1,996
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.200% 06/01/12........  Aaa       AAA       1,068

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.300% 06/01/13........  Aaa       AAA    $  1,066
  1,595     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.500% 06/01/14........  Aaa       AAA       1,714
  2,000     Randolph County, North
              Carolina, GO, Series
              1992, Prerefunded
              05/01/02 @ 102,
              6.250% 05/01/08........  Aa3       AA-       2,089
  1,000     Robeson County, North
              Carolina, Industrial
              Facilities, PCR
              Refunding, (Campbell
              Soup Company Project)
              Series 1991,
              6.400% 12/01/06........  NR        A         1,136
  1,050     Stanly County, North
              Carolina, GO, Series
              2001, (AMBAC Insured),
              4.800% 02/01/19........  Aaa       AAA       1,039
    500     Union County, North
              Carolina, School
              District, GO, Series
              1992, Prerefunded
              03/01/02 @ 101.5,
              5.800% 03/01/05........  Aa3       AA-         515
  1,690     University of North
              Carolina, Chapel Hill,
              Hospital Revenue
              Refunding, Series 1999,
              (AMBAC Insured),
              5.250% 02/15/12........  Aaa       AAA       1,803
  1,000     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1992,
              5.500% 02/15/02........  A1        AA        1,013
  1,000     University of North
              Carolina, Charlotte,
              Revenue Refunding,
              (Housing and Dining
              Systems Project) Series
              1993M, (MBIA Insured),
              4.800% 01/01/04........  Aaa       AAA       1,044
  3,500     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.200% 08/01/06........  Aa1       AA        3,624
  1,000     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/09........  Aa1       AA        1,030

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,600     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/11........  Aa1       AA     $  1,640
  1,000     Wake County, North
              Carolina, GO Refunding,
              Series 1993,
              4.700% 04/01/05........  Aaa       AAA       1,035
  2,000     Wake County, North
              Carolina, GO, Series
              2001B,
              4.500% 02/01/14........  Aaa       AAA       2,004
  3,065     Wake County, North
              Carolina, Hospital
              Revenue, Series 1993,
              (MBIA Insured),
              5.125% 10/01/26........  Aaa       AAA       3,116
  1,000     Wake County, North
              Carolina, Public
              Improvement GO, Series
              1994,
              4.600% 02/01/06........  Aaa       AAA       1,040
  1,200     Wayne County, North
              Carolina, GO Refunding,
              Series 1993, (MBIA
              Insured),
              4.900% 04/01/05........  Aaa       AAA       1,275
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/11........  Aaa       AAA       1,060
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/13........  Aaa       AAA       1,047
                                                        --------
                                                         196,197
                                                        --------
            PUERTO RICO -- 0.6%
  1,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured),
              7.000% 07/01/07........  Aaa       AAA       1,187
                                                        --------
            SOUTH CAROLINA -- 0.9%
  1,500     Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A+        1,798
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WASHINGTON -- 0.6%
 $1,150     Washington State, Public
              Power Supply Systems,
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              5.800% 07/01/07........  Aaa       AAA    $  1,276
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $190,216)........................    200,458
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.6%
              (Cost $3,281)
  3,281     Nations Municipal Reserves#...........      3,281
                                                     --------
            TOTAL INVESTMENTS
              (Cost $193,497*).............   98.9%   203,739
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.1%
            Cash..................................   $      1
            Receivable for Fund shares sold.......        570
            Interest receivable...................      2,996
            Payable for Fund shares redeemed......        (13)
            Investment advisory fee payable.......        (31)
            Administration fee payable............        (34)
            Shareholder servicing and distribution
              fees payable........................        (10)
            Distributions payable.................       (754)
            Payable for investment securities
              purchased...........................       (370)
            Accrued Trustees' fees and expenses...        (39)
            Accrued expenses and other
              liabilities.........................        (53)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      2,263
                                                     --------
            NET ASSETS.....................  100.0%  $206,002
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    323
            Accumulated net realized loss on
              investments sold....................     (1,834)
            Net unrealized appreciation of
              investments.........................     10,242
            Paid-in capital.......................    197,271
                                                     --------
            NET ASSETS............................   $206,002
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($188,811,398 / 17,714,679 shares
              outstanding)........................     $10.66
                                                       ------
                                                       ------
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($11,310,826 / 1,061,150
              shares outstanding).................     $10.66
                                                       ------
                                                       ------
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $11.02
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,756,313 / 540,078 shares
              outstanding)........................     $10.66
                                                       ------
                                                       ------
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($123,773 / 11,611 shares
              outstanding)........................     $10.66
                                                       ------
                                                       ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $10,242 on investment securities was comprised of gross appreciation of $10,268 and gross depreciation of $26 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $193,497.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations North Carolina Intermediate Municipal Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   MBIA                                                                   10.40%

Nations North Carolina Intermediate Municipal Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       16.23%
   Pre-Refunded                                                           13.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.9%
            NORTH CAROLINA -- 97.9%
 $1,000     Charlotte, North Carolina,
              GO, Series 2000,
              5.500% 06/01/12.........  Aaa       AAA    $ 1,104
    525     Charlotte, North Carolina,
              Health Care Systems
              Revenue, Unrefunded
              Balance, (Mecklenburg
              Hospital Authority
              Project) Series 1992,
              6.250% 01/01/20.........  Aa3       AA         537
    975     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/20.........  Aa3       AA       1,005
  1,000     Craven County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, PCR
              Refunding, (Weyerhaeuser
              Company Project) Series
              1992,
              6.350% 01/01/10.........  NR        A-       1,034
  1,000     Cumberland County, North
              Carolina, GO, Series
              1998, (FGIC Insured),
              5.000% 03/01/17.........  Aaa       AAA      1,024
  1,305     Greensboro, North
              Carolina, Enterprise
              Systems Revenue, Series
              1998A,
              5.500% 06/01/08.........  Aa3       AA-      1,436
  1,000     Greensboro, North
              Carolina, Public
              Improvement GO, Series
              1998,
              4.700% 04/01/10.........  Aa1       AAA      1,052
  1,000     Greenville, North
              Carolina, Utilities
              Commission Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 09/01/19.........  Aaa       AAA      1,042
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24.........  Baa2      NR       1,044

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18.........  Baa2      BBB    $   972
  1,925     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/15.........  Aaa       AAA      2,088
  2,000     Martin County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Weyerhaeuser Company
              Project) Series 1993,
              AMT,
              5.650% 12/01/23.........  A3        A-       1,946
  1,000     Mecklenburg County, North
              Carolina, GO Refunding,
              Series 1993,
              6.000% 04/01/11.........  Aaa       AAA      1,157
  2,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Revenue
              Refunding, (Fluor
              Corporation Project)
              Series 1993,
              5.250% 12/01/09.........  NR        A        2,043
  1,000     Monroe, North Carolina,
              Combined Enterprise
              Systems, Revenue, Series
              1994, Prerefunded
              03/01/04 @ 102,
              6.000% 03/01/14.........  A3        A        1,094
  1,000     Morganton, North Carolina,
              Water and Sewer GO,
              Series 1995, (FGIC
              Insured),
              5.600% 06/01/10.........  Aaa       AAA      1,072
    500     New Hanover County, North
              Carolina, GO, Series
              2001,
              4.600% 06/01/14.........  Aa2       AA-        506

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     New Hanover County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1994, AMT,
              6.500% 08/01/14.........  Baa3      BBB    $ 1,025
  1,000     North Carolina,
              Appalachian State
              University, Revenue
              Refunding, Series 1998,
              (MBIA Insured),
              5.000% 05/15/18.........  Aaa       AAA      1,008
  1,210     North Carolina, Housing
              Finance Agency, Revenue,
              (Home Ownership Project)
              Series 1998A-2, AMT,
              5.200% 01/01/20.........  Aa2       AA       1,218
  1,130     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Gaston Memorial
              Hospital Project) Series
              1995, (AMBAC-TCRS
              Insured),
              5.250% 02/15/07.........  Aaa       AAA      1,219
    860     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.600% 08/15/06.........  Baa1      NR         854
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Pitt County Memorial
              Hospital Project) Series
              1998B,
              4.750% 12/01/28.........  Aa3       AA-      1,378
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Rex Hospital, Inc.
              Project) Series 1993,
              Prerefunded 06/01/03 @
              102,
              6.250% 06/01/17.........  Aaa       A+       1,082
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue, (Pitt
              County Memorial Hospital
              Project) Series 1998B,
              5.000% 12/01/18.........  Aa3       AA-        985
  1,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              6.200% 01/01/18.........  Aaa       AAA      1,055

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,500     Onslow County, North
              Carolina, Combined
              Enterprise Systems,
              Revenue, Series 1994,
              (MBIA Insured),
              5.875% 06/01/09.........  Aaa       AAA    $ 1,629
  1,000     Orange County, North
              Carolina, GO, Series
              1994,
              5.500% 02/01/14.........  Aa1       AA+      1,043
  1,000     Orange County, North
              Carolina, GO, Series
              2000,
              5.300% 04/01/17.........  Aa1       AA+      1,053
  1,000     Pitt County, North
              Carolina, Certificates
              of Participation,
              (School Facilities
              Project) Series 2000B,
              5.500% 04/01/25.........  Aaa       AAA      1,037
  1,000     Pitt County, North
              Carolina, Hospital
              Revenue, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.250% 12/01/21.........  Aaa       NR       1,016
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation, Series
              2000, (FSA Insured),
              5.500% 06/01/15.........  Aaa       AAA      1,067
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation, Series
              2000, (FSA Insured),
              5.750% 06/01/22.........  Aaa       AAA      1,060
  1,000     Wake County, North
              Carolina, GO, Series
              2001B,
              4.500% 02/01/14.........  Aaa       AAA      1,002
  1,000     Wilmington, North
              Carolina, Water
              Authority, GO, Series
              1994,
              5.700% 06/01/15.........  Aa3       AA-      1,049
  1,000     Wilson, North Carolina,
              GO, Series 2000, (AMBAC
              Insured),
              5.100% 06/01/14.........  Aaa       AAA      1,061
                                                         -------
                                                          40,997
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $38,417)..........................    40,997
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

 SHARES                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.0%
              (Cost $839)
    839     Nations Municipal Reserves#.............   $   839
                                                       -------
            TOTAL INVESTMENTS
              (Cost $39,256*)................   99.9%   41,836
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    0.1%
            Cash....................................         1
            Interest receivable.....................       638
            Payable for Fund shares redeemed........      (369)
            Investment advisory fee payable.........        (1)
            Administration fee payable..............        (7)
            Shareholder servicing and distribution
              fees payable..........................       (22)
            Distributions payable...................      (147)
            Accrued Trustees' fees and expenses.....       (38)
            Accrued expenses and other
              liabilities...........................       (27)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................        28
                                                       -------
            NET ASSETS.......................  100.0%  $41,864
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    27
            Accumulated net realized loss on
              investments sold......................    (1,583)
            Net unrealized appreciation of
              investments...........................     2,580
            Paid-in capital.........................    40,840
                                                       -------
            NET ASSETS..............................   $41,864
                                                       =======


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($22,635,827 / 2,249,741 shares
              outstanding)..........................    $10.06
                                                        ======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($3,402,540 / 338,264 shares
              outstanding)..........................    $10.06
                                                        ======
            Maximum sales charge....................     4.75%
            Maximum offering price per share........    $10.56
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($15,644,691 / 1,554,916
              shares outstanding)...................    $10.06
                                                        ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($181,435 / 18,037 shares
              outstanding)..........................    $10.06
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,580 on investment securities was comprised of gross appreciation of $2,584 and gross depreciation of $4 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $39,256.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations North Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   FGIC                                                                   12.51%

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            19.26%
   Hospital Revenue                                                       11.88%
   Pre-Refunded                                                           10.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.6%
            SOUTH CAROLINA -- 96.5%
 $1,100     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.400% 04/01/03........  Aa3       AA-    $  1,144
  1,300     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.500% 04/01/04........  Aa3       AA-       1,352
  1,240     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 07/01/03........  Aaa       AAA       1,299
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 07/01/06........  Aaa       AAA       1,055
  1,500     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/07........  Aaa       AAA       1,593
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/08........  Aaa       AAA       1,062
  1,725     Beaufort County, South
              Carolina, School
              District, GO, Series
              2000B, (SCSDE),
              5.500% 03/01/16........  Aa1       AA+       1,819
  1,200     Beaufort County, South
              Carolina, School
              District, GO, Series
              2000C, (SCSDE),
              5.125% 03/01/12........  Aa1       AA+       1,266
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.300% 05/01/04........  Aaa       AAA       1,058
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.400% 05/01/05........  Aaa       AAA       1,055

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.500% 05/01/06........  Aaa       AAA    $  1,052
  2,500     Berkeley County, South
              Carolina, School
              District, GO, Series
              2000, (SCSDE Insured),
              5.000% 04/01/21........  Aa1       AA+       2,491
  1,000     Camden, South Carolina,
              Combined Public
              Utilities Revenue
              Refunding and
              Improvement, Series
              1997, (MBIA Insured),
              5.500% 03/01/17........  Aaa       AAA       1,046
  3,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured),
              5.500% 08/15/10........  Aaa       AAA       3,181
  1,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Medical
              Society Health Project)
              Series 1992, (MBIA
              Insured),
              6.000% 10/01/09........  Aaa       AAA       1,057
  2,370     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue,
              (Care Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.125% 08/15/15........  Aaa       AAA       2,489
  1,000     Charleston County, South
              Carolina, Public
              Improvement Authority,
              GO, Series 1994, (State
              Aid Withholding),
              Prerefunded 06/01/06 @
              100,
              5.500% 06/01/14........  Aa1       AA+       1,097
  1,000     Charleston County, South
              Carolina, Revenue,
              (Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.000% 08/15/12........  Aaa       AAA       1,049

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,040     Charleston County, South
              Carolina, Solid Waste
              User Fee Revenue,
              Series 1994, (MBIA
              Insured),
              5.800% 01/01/06........  Aaa       AAA    $  1,136
  5,105     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              5.250% 01/01/08........  A1        AA-       5,514
  9,500     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.500% 01/01/24........  Aaa       AAA       8,662
  1,000     Charleston, South
              Carolina, Waterworks
              and Sewer Revenue
              Refunding, Series 1991,
              5.750% 01/01/04........  A1        AA-       1,027
  1,000     Columbia, South Carolina,
              Parking Facilities
              Revenue Refunding,
              Series 1994, (AMBAC
              Insured),
              5.750% 12/01/09........  Aaa       AAA       1,069
  5,500     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09........  Aa2       AA        6,035
  1,750     Darlington County, South
              Carolina, IDR, (Nucor
              Corporation Project)
              Series 1993A, AMT,
              5.750% 08/01/23........  A1        AA-       1,776
  2,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light -- Annual Tender
              Project) Series 1983,
              6.600% 11/01/10........  A2        BBB+      2,140
  1,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light -- Annual Tender
              Project) Series 1983,
              (MBIA-IBC Insured),
              6.600% 11/01/10........  Aaa       AAA       1,071
  1,250     Florence, South Carolina,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.150% 03/01/06........  Aaa       AAA       1,305

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,225     Georgetown County, South
              Carolina, Environmental
              Revenue, (International
              Paper Company Project)
              Series 1997A, AMT,
              5.700% 10/01/21........  Baa2      BBB    $  1,190
  4,000     Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12........  Baa2      BBB       3,973
  2,480     Georgetown County, South
              Carolina, School
              District, GO, Series
              2000, (SCSDE),
              5.500% 03/01/09........  Aa1       AA+       2,735
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.000% 06/01/02........  Aaa       AAA       1,025
  1,950     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.300% 06/01/05++......  Aaa       AAA       2,039
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.400% 06/01/07........  Aaa       AAA       1,046
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.300% 05/01/04........  Aa3       AA        1,054
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.400% 05/01/05........  Aa3       AA        4,203
  2,400     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.500% 05/01/11........  Aa3       AA        2,485
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996A, (GTY-AGMT),
              5.400% 05/01/07........  Aa3       AA        1,079
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996B, (GTY-AGMT),
              5.250% 05/01/17........  Aa3       AA        4,029

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,385     Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 2001,
              5.500% 05/01/26........  Aaa       AAA    $  1,429
  2,000     Greenville, South
              Carolina, Water Utility
              Improvement Waterworks
              Revenue, Series 1997,
              6.000% 02/01/06++......  Aa1       AA        2,216
  1,000     Greenville, South
              Carolina, Water Utility
              Improvement Waterworks
              Revenue, Series 1997,
              6.000% 02/01/08........  Aa1       AA        1,122
  2,000     Greenwood County, South
              Carolina, Hospital
              Facilities Revenue,
              (Self Memorial Hospital
              Project) Series 2001,
              5.500% 10/01/21........  A2        A+        1,990
  1,885     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/06........  Aaa       AAA       2,003
  2,000     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/07........  Aaa       AAA       2,138
  1,060     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/08........  Aaa       AAA       1,133
  1,000     Hilton Head Island, South
              Carolina, GO, Series
              2001,
              5.000% 03/01/13........  Aa3       AA        1,040
  1,200     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.875% 07/01/11........  Aaa       AAA       1,254
  1,275     Horry County, South
              Carolina, School
              District, GO, Series
              1995B, (MBIA Insured,
              SCSDE),
              5.700% 03/01/16........  Aaa       AAA       1,306
  1,725     Lancaster County, South
              Carolina, School
              District, GO, Series
              1991, (MBIA Insured),
              Prerefunded 07/01/02 @
              102,
              6.500% 07/01/07........  Aaa       AAA       1,816

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,180     Lexington County, South
              Carolina, Health
              Services District,
              Revenue Refunding,
              (Health Service
              District and Lexmed,
              Inc. Project) Series
              1997, (FSA Insured),
              5.500% 11/01/06........  Aaa       AAA    $  1,294
  5,000     Lexington County, South
              Carolina, Health
              Services District,
              Revenue Refunding,
              Series 1997, (FSA
              Insured),
              5.125% 11/01/21........  Aaa       AAA       4,997
  2,000     Lexington, South
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1997,
              5.450% 04/01/19........  NR        AA        2,036
  4,500     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.000% 07/01/02........  Baa2      BBB+      4,560
  3,725     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.200% 07/01/05........  Baa2      BBB+      3,775
  2,500     Myrtle Beach, South
              Carolina, Water and
              Sewer Improvement
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.000% 03/01/03........  Aaa       AAA       2,590
  1,750     North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.600% 08/01/07........  A2        AA-       1,843
  1,725     North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.750% 08/01/08........  A2        AA-       1,815
  1,000     North Charleston, South
              Carolina, Sewer
              District, Revenue
              Refunding, Series
              1992A, (MBIA Insured),
              6.000% 07/01/02........  Aaa       AAA       1,028
  1,850     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1991,
              (FGIC Insured),
              6.850% 01/01/07........  Aaa       AAA       1,894

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,600     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.000% 01/01/05........  Aaa       AAA    $  1,749
  4,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series
              1996B, (MBIA Insured),
              5.250% 01/01/09........  Aaa       AAA       4,280
  2,040     Richland County, South
              Carolina, GO Refunding,
              Series 1991,
              5.900% 12/01/01........  Aa1       AA        2,053
  2,020     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.750% 03/01/03........  Aa1       AA        2,086
  2,120     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.850% 03/01/04++......  Aa1       AA        2,221
  2,250     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.950% 03/01/05........  Aa1       AA        2,355
  4,000     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02........  Baa2      BBB       4,121
  6,000     Richland County, South
              Carolina, School
              District Number 1, GO,
              Series 1996, (SCSDE),
              4.625% 03/01/22........  Aa1       AA+       5,605
  1,330     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.800% 03/01/03........  Aaa       AAA       1,374
  1,590     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.900% 03/01/04........  Aaa       AAA       1,668
  1,655     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              5.000% 03/01/05........  Aaa       AAA       1,756

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Rock Hill, South
              Carolina, Combined
              Public Utility Systems
              Revenue, Series 1991,
              (FGIC Insured),
              6.200% 01/01/03........  Aaa       AAA    $  1,023
  2,000     Rock Hill, South
              Carolina, School
              District Number 3, GO
              Refunding, Series
              1992B, (FGIC Insured,
              SCSDE),
              5.900% 02/01/02........  Aaa       AAA       2,025
  6,135     South Carolina State,
              Capital Improvement GO,
              Series 1996A,
              3.500% 07/01/06++......  Aaa       AAA       6,207
  3,350     South Carolina State,
              Capital Improvement GO,
              Series 2001A,
              3.500% 01/01/15........  Aaa       AAA       2,953
  1,245     South Carolina State, GO,
              Series 2000A,
              4.800% 03/01/09........  Aaa       AAA       1,322
  5,000     South Carolina State,
              Housing Finance and
              Development Authority,
              Multi-Family Housing
              Revenue, (United
              Dominion Realty Trust
              Project) Series 1994,
              AMT, Mandatory Put
              05/01/04 @ 100,
              6.500% 05/01/24........  NR        BBB-      5,081
  2,200     South Carolina State,
              Housing Finance and
              Development Authority,
              Rental Housing Revenue,
              (Windsor Shores
              Project) Series 1993B,
              (FHA Insured),
              5.600% 07/01/16........  NR        AA        2,215
  4,450     South Carolina State,
              Housing Finance and
              Development Authority,
              Revenue Refunding,
              Series 1992A, (FNMA/
              FHA COLL),
              6.800% 11/15/11........  Aaa       NR        4,575
  1,250     South Carolina State,
              Jobs Economic
              Development Authority,
              Hospital Facility
              Revenue, (Georgetown
              Memorial Hospital
              Project) Series 2001,
              5.250% 02/01/21........  NR        AA        1,232

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $4,565     South Carolina State,
              Port Authority,
              Revenue, Series 1998,
              AMT, (FSA Insured),
              5.250% 07/01/13........  Aaa       AAA    $  4,750
  3,495     South Carolina State,
              Ports Authority, Ports
              Revenue, Series 1991,
              AMT, (AMBAC Insured),
              6.750% 07/01/21........  Aaa       AAA       3,579
  3,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.200% 07/01/05++......  Aa2       AA-       3,125
  1,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              5.200% 07/01/03........  Aa2       AA-       1,045
  1,500     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.300% 07/01/05........  Aaa       AAA       1,570
  2,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993C, (AMBAC Insured),
              5.100% 01/01/11........  Aaa       AAA       2,054
  1,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1991B,
              6.700% 07/01/02........  Aa2       AA-       1,023
  4,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26........  Aaa       AAA       4,096
  1,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Oconee Memorial
              Hospital, Inc. Project)
              Series 1995, (CONNIE
              LEE Insured),
              6.150% 03/01/15........  NR        AAA       1,637
  4,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              7.125% 12/15/15........  Baa2      BBB       4,840

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $6,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (South Carolina Baptist
              Hospital Project)
              Series 1993, (AMBAC
              Insured),
              5.450% 08/01/15........  Aaa       AAA    $  6,665
  2,375     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured),
              5.300% 02/01/14........  Aaa       AAA       2,494
  1,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.375% 07/01/11........  Aa2       AA-       1,047
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              4.500% 10/01/17........  Aaa       AAA         957
  1,025     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.800% 02/01/05........  Aa2       AA        1,082
  1,005     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/06........  Aa2       AA        1,056
  1,000     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/09........  Aa2       AA        1,056
  2,850     Spartanburg, South
              Carolina, Sewer
              District, Sewer Systems
              Revenue, Series 1997,
              (MBIA Insured),
              Prerefunded 06/01/07 @
              101,
              5.500% 06/01/27........  Aaa       AAA       3,166
  3,445     Spartanburg, South
              Carolina, Waterworks
              and Sewer Systems
              Authority, Revenue,
              Unrefunded Balance,
              Series 1992,
              6.200% 06/01/09........  A1        AA-       3,565
  1,000     West Columbia, South
              Carolina, Water and
              Sewer Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 10/01/07........  Aaa       AAA       1,057

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              Prerefunded 03/01/02 @
              101,
              5.800% 03/01/03........  Aaa       AAA    $  1,025
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              Prerefunded 03/01/02 @
              101,
              5.900% 03/01/04........  Aaa       AAA       1,026
  2,500     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 03/01/02........  Aaa       AAA       2,530
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 03/01/10........  Aaa       AAA       1,054
  2,500     York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB       2,411
                                                        --------
                                                         237,848
                                                        --------
            ILLINOIS -- 0.9%
  2,300     Chicago, Illinois, Midway
              Apartment Revenue,
              Series 1998B, (MBIA
              Insured),
              5.000% 01/01/31........  Aaa       AAA       2,198
                                                        --------
            TEXAS -- 1.2%
  1,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100,
              4.950% 10/01/30........  NR        BBB       1,023

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $2,000     Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put
              11/01/07 @ 100,
              6.150% 05/01/29........  Ba2       BB     $  1,824
                                                        --------
                                                           2,847
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $230,017)..........................    242,893
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.4%
              (Cost $949)
    949     Nations Municipal Reserves#...........        949
                                                     --------
            TOTAL INVESTMENTS
              (Cost $230,966*).............   99.0%   243,842
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.0%
            Receivable for Fund shares sold.......   $    208
            Interest receivable...................      3,415
            Payable for Fund shares redeemed......        (50)
            Investment advisory fee payable.......        (40)
            Administration fee payable............        (41)
            Shareholder servicing and distribution
              fees payable........................        (18)
            Distributions payable.................       (984)
            Payable for investment securities
              purchased...........................        (29)
            Accrued Trustees' fees and expenses...        (40)
            Accrued expenses and other
              liabilities.........................        (58)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      2,363
                                                     --------
            NET ASSETS.....................  100.0%  $246,205
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    218
            Accumulated net realized loss on
              investments sold....................       (532)
            Net unrealized appreciation of
              investments.........................     12,876
            Paid-in capital.......................    233,643
                                                     --------
            NET ASSETS............................   $246,205
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($219,145,420 / 20,490,504 shares
              outstanding)........................     $10.69
                                                       ------
                                                       ------
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($16,734,438 / 1,564,948
              shares outstanding).................     $10.69
                                                       ------
                                                       ------
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $11.05
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($7,266,803 / 679,461 shares
              outstanding)........................     $10.69
                                                       ------
                                                       ------
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($3,058,311 / 285,887 shares
              outstanding)........................     $10.70
                                                       ------
                                                       ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $12,876 on investment securities was comprised of gross appreciation of $13,221 and gross depreciation of $345 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $230,966.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ++ All or a portion of security segregated as collateral for "when issued" securities.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):
   MBIA                                                                   15.01%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       21.35%
   Water Revenue                                                          19.85%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.2%
            SOUTH CAROLINA -- 95.2%
 $  500     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured), 5.625%
              08/15/25................  Aaa       AAA    $   535
  1,000     Chester County, South
              Carolina, IDR Refunding,
              (Springs Industries Inc.
              Project) Series 1992,
              7.350% 02/01/14.........  NR        BB+      1,024
  1,500     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09.........  Aa2       AA       1,646
  2,700     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue, Series
              1991,
              2.670%(+) 02/01/03......  Aa2       AA       2,605
  1,500     Darlington County, South
              Carolina, IDR, (Sonoco
              Products Company
              Project) Series 1995,
              AMT, 6.125% 06/01/25....  A2        A-       1,540
  2,000     Georgetown County, South
              Carolina, PCR Refunding,
              (International Paper
              Company Project) Series
              1999A, 5.125%
              02/01/12................  Baa2      BBB      1,986
  1,040     Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B, (GTY
              AGMT), 5.250% 05/01/23..  Aa3       AA       1,033
  1,500     Greenville, South
              Carolina, Water Utility
              Improvement, Waterworks
              Revenue, Series 1997,
              5.500% 02/01/22.........  Aa1       AA       1,547
  1,000     Greenwood County, South
              Carolina, Hospital
              Facilities Revenue,
              (Self Memorial Hospital
              Project) Series 2001,
              5.500% 10/01/26.........  A2        A+         985
  1,100     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured), 4.750%
              07/01/10................  Aaa       AAA      1,148

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,575     Medical University, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1999, 5.500%
              07/01/09................  Baa2      BBB+   $ 1,693
  1,000     Oconee County, South
              Carolina, School
              District, GO, Series
              1994, (MBIA Insured),
              5.100% 01/01/13.........  Aaa       AAA      1,025
  1,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1996B,
              (MBIA Insured), 5.250%
              01/01/09................  Aaa       AAA      1,070
  1,000     South Carolina State,
              Capital Improvement, GO,
              Series 2001A, 3.500%
              01/01/16................  Aaa       AAA        866
  2,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1999A, (MBIA
              Insured), 5.625%
              01/01/13................  Aaa       AAA      2,191
  1,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured), 5.500%
              10/01/26................  Aaa       AAA      1,024
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project) Series
              2000A, 7.125%
              12/15/15................  Baa2      BBB      1,076
  2,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured), 5.300%
              02/01/14................  Aaa       AAA      2,100
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured), 5.000%
              10/01/12................  Aaa       AAA      1,049
  1,000     Spartanburg County, South
              Carolina, Health
              Services District,
              Hospital Revenue
              Refunding, Series 1997B,
              (MBIA Insured), 5.125%
              04/15/17................  Aaa       AAA      1,010

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,250     Spartanburg, South
              Carolina, Sanitary Sewer
              District, Sewer System
              Revenue Refunding,
              Series 1999B, (MBIA
              Insured), 5.000%
              03/01/26................  Aaa       AAA    $ 1,236
                                                         -------
                                                          28,389
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $26,344)..........................    28,389
                                                         -------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 3.4%
           (Cost $1,019)
 1,019   Nations Municipal Reserves#.............     1,019
                                                    -------
         TOTAL INVESTMENTS (Cost
           $27,363*)......................   98.6%   29,408
                                                    -------
         OTHER ASSETS AND LIABILITIES
           (NET)..........................    1.4%
         Cash....................................   $     1
         Receivable for Fund shares sold.........       330
         Interest receivable.....................       341
         Receivable from investment advisor......         2
         Payable for Fund shares redeemed........        (1)
         Administration fee payable..............        (5)
         Shareholder servicing and distribution
           fees payable..........................       (11)
         Distributions payable...................      (122)
         Payable for investment securities
           purchased.............................       (50)
         Accrued Trustees' fees and expenses.....       (38)
         Accrued expenses and other
           liabilities...........................       (24)
                                                    -------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................       423
                                                    -------
         NET ASSETS.......................  100.0%  $29,831
                                                    =======
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....   $    20
         Accumulated net realized loss on
           investments sold......................      (174)
         Net unrealized appreciation of
           investments...........................     2,045
         Paid-in capital.........................    27,940
                                                    -------
         NET ASSETS..............................   $29,831
                                                    =======

                                                     VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($19,772,279 / 1,897,129 shares
           outstanding)..........................    $10.42
                                                     ======
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($1,480,549 / 142,155 shares
           outstanding)..........................    $10.42
                                                     ======
           Maximum sales charge..................     4.75%
           Maximum offering price per share......    $10.94
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($7,955,840 / 763,549 shares
           outstanding)..........................    $10.42
                                                     ======
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($622,464 / 59,732 shares
           outstanding)..........................    $10.42
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,045 on investment securities was comprised of gross appreciation of $2,046 and gross depreciation of $1 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $27,363.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   MBIA                                                                   28.85%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       30.32%
   Water Revenue                                                          23.58%
   Industrial Development Revenue/
    Pollution Control Revenue                                             15.25%
   Electric Revenue                                                       10.93%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 94.5%
            TENNESSEE -- 92.1%
 $1,285     Anderson County,
              Tennessee, GO Refunding,
              Series 2001, (FSA
              Insured),
              5.000% 04/01/13.........  Aaa       AAA    $ 1,344
  1,000     Anderson County,
              Tennessee, Health and
              Educational Facilities
              Board, Revenue
              Refunding, (Methodist
              Medical Center - Oak
              Ridge Project) Series
              1993,
              5.400% 07/01/04.........  A1        NR       1,022
  1,700     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.375% 10/01/04.........  Aaa       AAA      1,821
  1,000     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.500% 10/01/07.........  Aaa       AAA      1,099
  1,600     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.500% 04/15/11.........  Aaa       AAA      1,715
    500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Revenue,
              (Sanders Alliance
              Project) Series 1993A,
              (MBIA Insured),
              4.900% 01/01/05.........  Aaa       AAA        528
  1,500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19.........  Baa1      NR       1,513
  1,250     Knox County, Tennessee,
              Public Improvement GO,
              Series 1998,
              4.750% 04/01/19.........  Aa2       AA       1,210

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,330     Lawrenceburg, Tennessee,
              Public Building
              Authority, Water and
              Sewer GO, Series 2001B,
              (FSA Insured),
              5.500% 07/01/16.........  Aaa       AAA    $ 1,412
  2,500     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24.........  A2        A        2,713
  1,000     Maury County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              Occidental Petroleum
              Corporation - AMT,
              (GTD-AGMT),
              6.250% 08/01/18.........  Baa2      BBB-     1,026
  1,000     McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22.........  Baa3      BBB      1,054
  1,000     Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1992,
              6.000% 01/01/05.........  Aa3       AA       1,089
  2,100     Memphis, Tennessee, GO,
              Series 2000,
              5.000% 04/01/17.........  Aa2       AA       2,122
  1,500     Memphis, Tennessee, Water
              Division, Revenue
              Refunding, Series 1992,
              5.900% 01/01/04.........  Aaa       AAA      1,600
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992,
              6.750% 09/01/12.........  Baa2      BBB      1,025
  1,600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B,
              5.500% 05/15/13.........  Aa3       AA       1,766
  1,000     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.250% 05/15/07.........  Aa2       AA       1,083

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  505     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/08.........  Aaa       AAA    $   572
    295     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/09.........  Aaa       AAA        336
  1,000     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Multi-Family Housing
              Revenue, (Enchantment,
              Inc. - Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100,
              5.500% 01/01/27.........  NR        AAA      1,030
  1,645     Rutherford County,
              Tennessee, Public
              Improvement GO, Series
              1996,
              6.000% 04/01/06.........  Aa2       AA       1,827
  1,280     Shelby County, Tennessee,
              GO Refunding, Series
              1996B,
              5.200% 12/01/09.........  Aa3       AA+      1,364
  1,000     Shelby County, Tennessee,
              GO Refunding, Series
              1999B,
              5.250% 04/01/11.........  Aa3       AA+      1,088
    520     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Lebonheur Childrens
              Medical Center Project)
              Series 1993D, (MBIA
              Insured),
              5.300% 08/15/04.........  Aaa       AAA        557
    500     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Methodist Health
              Systems, Inc. Project)
              Series 1995, (MBIA
              Insured),
              6.250% 08/01/09.........  Aaa       AAA        569

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,000     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project) Series
              1999,
              5.375% 07/01/24.........  NR        AA     $ 1,988
    400     Shelby County, Tennessee,
              Public Improvement GO
              Refunding, Series 1999A,
              4.750% 05/01/21.........  Aa3       AA+        381
    500     Shelby County, Tennessee,
              Public Improvement GO,
              Series 1996A,
              5.625% 06/01/06.........  Aa3       AA+        549
  1,000     Sumner County, Tennessee,
              Resource Authority,
              Revenue, Series 1993,
              (AMBAC Insured),
              5.125% 08/01/03.........  Aaa       AAA      1,048
  1,500     Tennergy Corporation,
              Tennessee, Gas Revenue,
              Series 1999, (MBIA
              Insured),
              5.000% 06/01/07.........  Aaa       AAA      1,558
  1,000     Tennessee State, GO,
              Series 1994A,
              Prerefunded 03/01/04 @
              101.5,
              5.200% 03/01/05.........  Aa2       AA       1,071
  1,000     Tennessee State, GO,
              Series 1995A,
              7.000% 03/01/03.........  Aa2       AA       1,063
    500     Tennessee State, School
              Board Authority, Higher
              Education Facilities
              Revenue, Series 1992A,
              Prerefunded 05/01/02 @
              101.5,
              6.000% 05/01/05.........  Aa2       AA-        519
  1,120     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              3.360%(+) 07/01/03......  Aa2       AA       1,056
  1,215     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              3.680%(+) 07/01/04......  Aa2       AA       1,099
  2,500     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997-3A,
              AMT,
              4.620%(+) 01/01/08......  Aa2       AA       1,884
    785     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.750% 07/01/08.........  Aa2       AA         816

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 R$1,135    Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.850% 07/01/09.........  Aa2       AA     $ 1,180
    700     Williamson County,
              Tennessee, GO, Series
              2000,
              5.350% 03/01/17.........  Aa1       NR         730
                                                         -------
                                                          47,427
                                                         -------
            MISSOURI -- 2.4%
  1,275     West Plains, Missouri,
              Industrial Development
              Authority, Hospital
              Revenue, (Ozarks Medical
              Center Project) Series
              1997,
              5.250% 11/15/07.........  NR        BB+      1,236
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $46,374)..........................    48,663
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 4.5%
              (Cost $2,304)
  2,304     Nations Municipal Reserves#.............     2,304
                                                       -------
            TOTAL INVESTMENTS
              (Cost $48,678*)................   99.0%   50,967
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    1.0%
            Receivable for Fund shares sold.........   $    50
            Interest receivable.....................       723
            Administration fee payable..............        (8)
            Shareholder servicing and distribution
              fees payable..........................        (4)
            Distributions payable...................      (182)
            Accrued Trustees' fees and expenses.....       (38)
            Accrued expenses and other
              liabilities...........................       (24)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................       517
                                                       -------
            NET ASSETS.......................  100.0%  $51,484
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    10
            Accumulated net realized loss on
              investments sold......................      (359)
            Net unrealized appreciation of
              investments...........................     2,289
            Paid-in capital.........................    49,544
                                                       -------
            NET ASSETS..............................   $51,484
                                                       =======


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($41,525,102 / 3,967,015 shares
              outstanding)..........................    $10.47
                                                        ======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($8,516,240 / 813,625 shares
              outstanding)..........................    $10.47
                                                        ======
            Maximum sales charge....................     3.25%
            Maximum offering price per share........    $10.82
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($1,439,979 / 137,552 shares
              outstanding)..........................    $10.47
                                                        ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,909 / 279 shares
              outstanding)..........................    $10.42
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,289 on investment securities was comprised of gross appreciation of $2,328 and gross depreciation of $39 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $48,678.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (+) Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Tennessee Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   FSA                                                                    11.02%

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Hospital Revenue                                                       22.32%
   Housing Revenue                                                        13.72%
   Industrial Development Revenue/
     Pollution Control Revenue                                            11.30%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P    VALUE
  (000)                                     RATINGS       (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.0%
            TENNESSEE -- 98.0%
  $250      Anderson County, Tennessee,
              GO Refunding, Series
              2001, (FSA Insured),
              5.000% 04/01/13..........  Aaa       AAA    $  262
   500      Blount County, Tennessee,
              Public Building
              Authority, Public
              Facility Revenue, Series
              1998, (FGIC Insured),
              5.000% 04/01/19..........  Aaa       AAA       497
   250      Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.500% 10/01/07..........  Aaa       AAA       275
   740      Hamilton County, Tennessee,
              GO Refunding, Series
              1998B,
              5.100% 08/01/24..........  Aa1       NR        757
   575      Humphreys County,
              Tennessee, Industrial
              Development Board, Solid
              Waste Disposal Revenue,
              (E.I. duPont de Nemours
              and Company Project)
              Series 1994, AMT,
              6.700% 05/01/24..........  Aa3       AA-       610
   400      Knox County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Hospital Facilities
              Improvement Revenue
              Refunding, (Baptist
              Health System of East
              Tennessee, Inc. Project)
              Series 1996, (CONNIE LEE
              Insured),
              5.500% 04/15/11..........  Aaa       AAA       429
   300      Knox County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue Refunding, (Fort
              Sanders Alliance Project)
              Series 1993, (MBIA
              Insured),
              7.250% 01/01/09..........  Aaa       AAA       359
   500      Knox County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue, (University
              Health Systems Inc.
              Project) Series 1999,
              5.750% 04/01/19..........  Baa1      NR        504
   200      Loudon County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Kimberly-Clark
              Corporation Project)
              Series 1993, AMT,
              6.200% 02/01/23..........  Aa2       AA        205

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P    VALUE
  (000)                                     RATINGS       (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $500      Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24..........  A2        A      $  542
   250      McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22..........  Baa3      BBB       264
   300      Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1993,
              4.900% 01/01/11..........  Aa3       AA        306
   400      Memphis, Tennessee, GO,
              Series 2000,
              5.000% 04/01/17..........  Aa2       AA        404
   500      Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1997,
              5.350% 09/01/12..........  Baa2      BBB       485
   350      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1996A, Prerefunded
              05/15/06 @ 102,
              5.625% 05/15/14..........  Aa3       AA        391
   400      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B,
              5.500% 05/15/13..........  Aa3       AA        442
   500      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Health
              and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/16..........  Aaa       AAA       572
   300      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Health
              and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/09..........  Aaa       AAA       341

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                  MOODY'S   S&P    VALUE
  (000)                                     RATINGS       (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $250      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Revenue, (Meharry Medical
              College Project) Series
              1994, (AMBAC Insured),
              Prerefunded 12/01/04 @
              102,
              7.000% 12/01/11..........  Aaa       AAA    $  287
   300      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Water
              and Sewer Systems Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 01/01/13..........  Aaa       AAA       323
   250      Sumner County, Tennessee,
              Health Educational and
              Housing Facilities Board,
              Revenue Refunding,
              (Sumner Regional Health
              Systems, Inc. Project)
              Series 1994,
              7.000% 11/01/03..........  NR        A-        268
   250      Tennessee State, Local
              Development Authority,
              Revenue Refunding, (State
              Loan Program) Series
              1993A,
              5.750% 03/01/11..........  A2        A         260
   300      Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.750% 07/01/08..........  Aa2       AA        312
   500      Williamson County,
              Tennessee, GO, Series
              2000,
              5.350% 03/01/17..........  Aa1       NR        521
                                                          ------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $9,035)............................    9,616
                                                          ------

 SHARES                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.3%
              (Cost $124)
   124      Nations Municipal Reserves#..............   $  124
                                                        ------
            TOTAL INVESTMENTS
              (Cost $9,159*)..................   99.3%   9,740
                                                        ------
            OTHER ASSETS AND LIABILITIES
              (NET)...........................    0.7%
            Cash.....................................   $    1
            Interest receivable......................      156
            Receivable from investment advisor.......        8
            Administration fee payable...............       (2)
            Shareholder servicing and distribution
              fees payable...........................       (4)
            Distributions payable....................      (35)
            Accrued Trustees' fees and expenses......      (37)
            Accrued expenses and other liabilities...      (18)
                                                        ------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..................................       69
                                                        ------
            NET ASSETS........................  100.0%  $9,809
                                                        ======
            NET ASSETS CONSIST OF:
            Undistributed net investment income......   $   30
            Accumulated net realized loss on
              investments sold.......................      (73)
            Net unrealized appreciation of
              investments............................      581
            Paid-in capital..........................    9,271
                                                        ------
            NET ASSETS...............................   $9,809
                                                        ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($4,581,735 / 443,952
              shares outstanding)....................   $10.32
                                                        ======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($1,897,996 / 183,872 shares
              outstanding)...........................   $10.32
                                                        ======
            Maximum sales charge.....................    4.75%
            Maximum offering price per share.........   $10.84
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($3,087,147 / 299,129 shares
              outstanding)...........................   $10.32
                                                        ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($241,808 / 23,428 shares
              outstanding)...........................   $10.32
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $581 on investment securities was comprised of gross appreciation of $604 and gross depreciation of $23 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $9,159.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   AMBAC                                                                  12.23%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            21.47%
   Hospital Revenue                                                       18.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.0%
            TEXAS -- 89.5%
 $ 1,000    Alamo, Texas, Community
              College District,
              Revenue, (FSA Insured),
              5.375% 11/01/16........  Aaa       AAA    $  1,046
   1,550    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation -  American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  Ba2       BB        1,438
   1,775    Arlington, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              6.100% 02/15/05........  Aaa       NR        1,800
   1,000    Arlington, Texas,
              Waterworks and Sewer
              Improvement Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.100% 06/01/02........  Aaa       AAA       1,026
   5,750    Austin, Texas, GO
              Refunding, Series 1993,
              5.500% 09/01/04........  Aa2       AA+       6,181
   2,000    Austin, Texas, Public
              Improvement GO, Series
              1992, (AMBAC Insured),
              Prerefunded 09/01/02 @
              100,
              5.900% 09/01/05........  Aaa       AAA       2,069
   4,275    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.250% 11/15/03........  Aaa       AAA       4,537
   3,000    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.250% 11/15/05........  Aaa       AAA       3,183
     965    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              6.050% 06/01/03........  Aaa       NR          985

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,365    Cass County, Texas,
              Industrial Development
              Corporation,
              Environmental Revenue,
              (International Paper
              Corporation Project)
              Series 1997A, AMT,
              (GTY-AGMT),
              6.250% 04/01/21........  Baa2      BBB    $  4,441
   4,115    Cedar Hill, Texas,
              Independent School
              District, GO,
              Prerefunded, Series
              2000, (PSF-GTD),
              5.790%+ 08/15/16.......  NR        AAA       1,760
   3,840    Cedar Hill, Texas,
              Independent School
              District, GO,
              Prerefunded, Series
              2000, (PSF-GTD),
              5.910%+ 08/15/17.......  NR        AAA       1,523
   3,525    Clear Creek, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.375% 02/01/06........  Aaa       AAA       3,649
   1,575    Dallas, Texas,
              Independent School
              District, GO,
              Prerefunded Balance,
              Series 1993, (PSF-GTD),
              Prerefunded
              08/15/03 @ 100,
              5.600% 08/15/05........  Aaa       AAA       1,668
   1,550    Dallas, Texas,
              Independent School
              District, GO,
              Prerefunded Balance,
              Series 1993, (PSF-GTD),
              Prerefunded
              08/15/03 @ 100,
              5.700% 08/15/06........  Aaa       AAA       1,644
   2,860    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.600% 08/15/05........  Aaa       AAA       2,999
   2,940    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.700% 08/15/06........  Aaa       AAA       3,090
   1,565    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              Prerefunded
              08/15/03 @ 100,
              5.600% 08/15/05........  NR...     AAA       1,657
   1,510    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              Prerefunded
              08/15/03 @ 100,
              5.700% 08/15/06........  NR        AAA       1,602

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    Dallas-Fort Worth, Texas,
              Regional Airport
              Revenue Refunding,
              (Dallas-Fort Worth
              Airport Project) Series
              1994A, (MBIA Insured),
              5.400% 11/01/03........  Aaa       AAA    $  5,292
   1,395    El Paso, Texas, GO
              Refunding, Series
              1992C, (FGIC Insured),
              5.700% 08/15/03........  Aaa       AAA       1,434
   1,000    Grapevine, Texas, GO,
              Series 2000, (FGIC
              Insured),
              5.800% 08/15/19........  Aaa       AAA       1,067
   3,000    Harris County, Texas,
              Flood Control District,
              GO Refunding, Series
              1991,
              6.250% 10/01/04........  Aa1       AA+       3,006
   3,155    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project) Series 1997A,
              (MBIA Insured),
              6.000% 06/01/10........  Aaa       AAA       3,537
   2,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, Series 1999A,
              5.500% 07/01/09........  Aaa       AAA       2,130
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Christus Health
              Project) Series 1999A,
              (MBIA Insured),
              5.500% 07/01/10........  Aaa       AAA       2,128
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (St. Lukes Episcopal
              Hospital Project)
              Series 2001A,
              5.625% 02/15/16........  NR        AA        2,082
   4,000    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.000% 08/15/16........  Aaa       AAA       4,020
   3,580    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.375% 08/15/20........  Aaa       AAA       3,625
   3,085    Houston, Texas, GO,
              Unrefunded Balance,
              Series 1992C,
              6.000% 03/01/05........  Aa3       AA-       3,132

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,195    Houston, Texas, Hotel
              Occupancy Tax and
              Special Revenue,
              Series 2001B, (AMBAC
              Insured),
              5.250% 09/01/19........  Aaa       AAA    $  1,210
   1,265    Houston, Texas, Hotel
              Occupancy Tax and
              Special Revenue,
              Series 2001B, (AMBAC
              Insured),
              5.250% 09/01/20........  Aaa       AAA       1,277
   5,000    Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1993, (PSF-GTD),
              5.400% 08/15/07........  Aaa       AAA       5,211
   8,000    Houston, Texas, Water and
              Sewer Systems Revenue
              Refunding, Junior Lien,
              Series 1997A, (FGIC
              Insured),
              5.375% 12/01/27........  Aaa       AAA       8,130
  10,000    Houston, Texas, Water and
              Sewer Systems Revenue,
              Junior Lien, Series
              1996A, (FGIC Insured),
              5.250% 12/01/25........  Aaa       AAA      10,018
   6,145    Houston, Texas, Water and
              Sewer Systems Revenue,
              Unrefunded Balance,
              Prior Lien, Series
              1992B,
              5.900% 12/01/03........  A2        A+        6,489
   1,500    Klein, Texas, Independent
              School District, GO,
              Series 1999A, (PSF-
              GTD),
              5.125% 08/01/15........  Aaa       AAA       1,545
   1,000    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSF-GTD),
              6.100% 08/15/02........  Aaa       NR        1,034
   1,085    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSF-GTD),
              Prerefunded
              08/15/02 @ 100,
              6.250% 08/15/05........  Aaa       NR        1,124
   3,815    Lewisville, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              6.250% 08/15/05........  Aaa       NR        3,941

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    Mesquite, Texas,
              Independent School
              District 1, GO
              Refunding, Series 1993,
              (PSF-GTD),
              5.300% 08/15/06........  Aaa       AAA    $  5,257
   1,380    Mesquite, Texas,
              Independent School
              District 1, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              5.750% 08/15/03........  Aaa       AAA       1,397
   5,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare Residential
              Project)
              Series 1996B, (MBIA
              Insured),
              5.500% 06/01/16........  Aaa       AAA       5,465
   7,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Health Care Systems
              Project) Series 1995,
              5.500% 05/15/13........  Aa3       AA-       7,348
   1,500    Pearland, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.500% 02/15/20........  Aaa       AAA       1,549
   1,835    Plano, Texas, Independent
              School District, GO,
              Series 1995, (PSF-GTD),
              7.000% 02/15/05........  Aaa       AAA       2,070
   1,000    Port of Houston Authority
              of Harris County,
              Texas, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 05/01/04........  Aaa       AAA       1,022
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       NR        4,170
   6,500    Red River Authority,
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.875% 04/01/17........  Baa2      BBB       6,723
   5,000    Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.000% 08/01/18........  Aaa       AAA       5,000

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    San Antonio, Texas,
              Independent School
              District, GO,
              (PSF-GTD),
              5.500% 08/15/24........  Aaa       AAA    $  1,028
   4,185    San Antonio, Texas,
              Unrefunded GO, Series
              1992,
              5.500% 08/01/05........  Aa2       AA+       4,281
   3,300    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.750% 02/15/08........  Aaa       AAA       3,545
     500    Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11........  Aa1       AA          517
   1,000    Texas State, College
              Student Loan Authority,
              GO, Series 1996, AMT,
              5.000% 08/01/12........  Aa1       AA        1,017
   1,425    Texas State, College
              Student Loan Authority,
              GO, Series 1997, AMT,
              (GTD STD LNS),
              5.000% 08/01/05........  Aa1       AA        1,505
   6,835    Texas State, College
              Student Loan Authority,
              GO, Series 1997, AMT,
              (GTD STD LNS),
              5.250% 08/01/07........  Aa1       AA        7,312
   3,565    Texas State, College
              Student Loan Authority,
              GO, Series 1999, AMT,
              5.000% 08/01/07........  Aa1       AA        3,756
   5,000    Texas State, GO
              Refunding, Series
              1992A,
              5.800% 10/01/04........  Aa1       AA        5,428
   2,955    Texas State, Port of
              Corpus Christi Revenue
              Authority, Refunding,
              (Hoechst Celanese
              Corporation Project)
              Series 1992, AMT,
              6.875% 04/01/17........  Baa2      BBB       3,058
   5,000    Texas State, Public
              Finance Authority,
              Building Revenue
              Refunding, Series
              1992B, (AMBAC Insured),
              6.100% 02/01/04........  Aaa       AAA       5,367
   1,200    Texas State, Public
              Finance Authority, GO
              Refunding, Series
              1996C,
              6.000% 10/01/06........  NR        AA        1,344

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,500    Texas State, Texas A&M
              University, Revenue,
              Series 1999,
              5.500% 05/15/20........  Aa1       AA+    $  3,616
   3,250    Texas State, Turnpike
              Authority of Dallas,
              North Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              4.310%+ 01/01/09.......  Aaa       AAA       2,385
   3,000    Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12........  Aaa       AAA..     3,121
   1,100    Texas State, Water
              Development Board,
              Revenue, Series 1999B,
              5.625% 07/15/21........  Aaa       AAA       1,147
   1,850    Texas State, Water
              Development GO, Series
              1997,
              5.500% 08/01/07........  Aa1       AA        2,033
   5,000    Texas State, Water
              Development GO, Series
              1997,
              5.250% 08/01/28........  Aa1       AA        5,015
   2,000    Texas State, Water
              Financial Assistance,
              GO, Series 1999, (MBIA
              Insured),
              5.500% 08/01/29........  Aaa       AAA       2,051
   6,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              Prerefunded
              09/01/02 @ 102,
              5.900% 09/01/04........  Aaa       AAA       6,324
  15,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.250% 09/01/05........  Aaa       AAA      15,729
   4,085    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project) Series
              1999A, (MBIA Insured),
              5.750% 11/15/09........  Aaa       AAA       4,532
   3,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.600% 03/01/04........  Aaa       AAA       3,634

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.750% 03/01/06........  Aaa       AAA    $  1,559
     500    Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.200% 03/01/20........  NR        A           525
   3,885    Trinity River Authority,
              Texas, Ten Mile
              Revenue, Series 1992,
              (AMBAC Insured),
              5.700% 08/01/03........  Aaa       AAA       3,990
   2,500    University of Texas,
              University Financing
              Systems Revenue,
              Series 2001B,
              5.375% 08/15/15........  Aaa       AAA       2,642
   4,610    Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.890%+ 08/15/17.......  Aaa       NR        1,834
   4,755    Waxahachie, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD),
              5.610%+ 08/15/15.......  Aaa       NR        2,206
                                                        --------
                                                         258,232
                                                        --------
            ALABAMA -- 1.7%
   3,000    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22........  Baa2      BBB       3,104
   1,750    Mobile, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              (International Paper
              Company Project)
              Series 2000A, AMT,
              6.700% 03/01/24........  Baa1      BBB       1,851
                                                        --------
                                                           4,955
                                                        --------
            CONNECTICUT -- 1.8%
   5,000    Connecticut State, GO,
              Series 1995A,
              Prerefunded 03/15/03 @
              102,
              5.625% 03/15/09........  Aa2       AA        5,330
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            FLORIDA -- 0.4%
 $ 1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
               Andover Project)
              Series 1996E, AMT,
              Mandatory Put 05/01/08
              @ 100,
              6.350% 05/01/26........  NR        BBB+   $  1,057
                                                        --------
            MAINE -- 0.4%
   1,000    Bucksport, Maine, Solid
              Waste Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1985,
              6.250% 05/01/10........  NR        BBB+      1,031
                                                        --------
            MICHIGAN -- 1.6%
   4,600    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.500% 04/01/02........  Baa1      A-        4,689
                                                        --------
            MISSISSIPPI -- 1.0%
   2,600    Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 08/01/18........  Baa2      BBB       2,753
                                                        --------
            OKLAHOMA -- 0.5%
   1,400    Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL),
              5.100% 11/01/05........  Aa3       NR        1,477
                                                        --------
            SOUTH CAROLINA -- 0.6%
   1,500    Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A+        1,798
                                                        --------
            TENNESSEE -- 1.2%
   3,135    Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.500% 10/01/07........  Aaa       AAA       3,445
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            WASHINGTON -- 1.3%
 $ 2,425    Washington State, GO,
              Series 1995C,
              5.450% 07/01/07........  Aa1       AA+    $  2,580
   1,000    Washington State, Motor
              Vehicle Fuel Tax, GO
              Refunding, Series
              2001R-B,
              5.000% 09/01/09........  Aa1       AA+       1,069
                                                        --------
                                                           3,649
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $273,185)........................    288,416
                                                        --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 0.1%
            (Cost $173)
    173   Nations Municipal Reserves#...........        173
                                                   --------
          TOTAL INVESTMENTS
            (Cost $273,358*).............  100.1%   288,589
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................   -0.1%
          Receivable for Fund shares sold.......   $    200
          Interest receivable...................      3,667
          Payable for Fund shares redeemed......        (42)
          Investment advisory fee payable.......        (49)
          Administration fee payable............        (48)
          Shareholder servicing and distribution
            fees payable........................         (4)
          Distributions payable.................     (1,145)
          Payable for investment securities
            purchased...........................     (2,812)
          Accrued Trustees' fees and expenses...        (38)
          Accrued expenses and other
            liabilities.........................        (74)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................       (345)
                                                   --------
          NET ASSETS.....................  100.0%  $288,244
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $    299
          Accumulated net realized loss on
            investments sold....................     (4,154)
          Net unrealized appreciation of
            investments.........................     15,231
          Paid-in capital.......................    276,868
                                                   --------
          NET ASSETS............................   $288,244
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($279,405,702 / 26,875,335 shares
            outstanding)........................     $10.40
                                                     ------
                                                     ------
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($6,827,900 / 656,836
            shares outstanding).................     $10.40
                                                     ------
                                                     ------
          Maximum sales charge..................      3.25%
          Maximum offering price per share......     $10.75
          INVESTOR B SHARES:
          Net asset value and offering price per
            share** ($2,007,762 / 193,135 shares
            outstanding)........................     $10.40
                                                     ------
                                                     ------
          INVESTOR C SHARES:
          Net asset value and offering price per
            share** ($2,864 / 275 shares
            outstanding)........................     $10.40
                                                     ------
                                                     ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $15,231 on investment securities was comprised of gross appreciation of $15,555 and gross depreciation of $324 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $273,358.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   PSF-GTD                                                                18.94%
   MBIA                                                                   18.31%
   FGIC                                                                   10.17%

Nations Texas Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Water Revenue                                                          11.77%
   Pre-Refunded                                                           11.03%
   Industrial Development Revenue /
    Pollution Control Revenue                                             10.09%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 94.8%
            TEXAS -- 86.8%
 $  500     Austin, Texas, Public
              Improvement, GO, Series
              1999,
              5.375% 09/01/18.........  Aa2       AA+    $   514
    500     Dallas-Fort Worth, Texas,
              Regional Airport Revenue
              Refunding, Series 1994A,
              (MBIA Insured),
              6.000% 11/01/09.........  Aaa       AAA        537
    400     Fort Worth, Texas, Higher
              Education Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.000% 03/15/17.........  Aa3       AA-        400
    500     Grand Prairie, Texas,
              Independent School
              District, GO Refunding,
              Series 1996, (PSF-GTD),
              5.200% 02/15/24.........  Aaa       AAA        498
    500     Harris County, Texas,
              Health Facilities
              Development Corporation,
              Hospital Revenue, (Texas
              Childrens Hospital
              Project) Series 1995,
              5.500% 10/01/19.........  Aa2       AA         525
    780     Harris County, Texas,
              Health Facilities
              Development Corporation,
              Revenue,
              (St. Lukes Episcopal
              Hospital Project) Series
              2001A,
              5.625% 02/15/16.........  NR        AA         812
    750     Harris County, Texas, Port
              Houston Authority,
              Revenue Refunding,
              Series 2000B, AMT,
              5.500% 10/01/07.........  Aa1       AA+        811
    500     Klein, Texas, Independent
              School District, GO,
              Series 1999A, (PSF-GTD),
              5.125% 08/01/15.........  Aaa       AAA        515
    500     Northside, Texas,
              Independent School
              District, GO, Series
              1999,
              4.750% 08/15/18.........  Aaa       AAA        483
    500     Red River Authority,
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.875% 04/01/17.........  Baa2      BBB        517
    600     Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.000% 08/01/18.........  Aaa       AAA        600

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  500     Socorro, Texas,
              Independent School
              District, GO, Series
              1998, (PSF-GTD),
              5.250% 08/15/28.........  Aaa       AAA    $   501
  1,000     Tarrant County, Texas,
              Health Facilities
              Development Corporation,
              Health Systems Revenue,
              (Harris Methodist Health
              Systems Project) Series
              1994, (MBIA-IBC
              Insured),
              6.000% 09/01/10.........  Aaa       AAA      1,141
    500     Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11.........  Aa1       AA         517
    455     Texas State, GO, Series
              1999,
              5.250% 08/01/21.........  Aa1       AA         459
    375     Texas State, Veterans
              Housing Assistance, GO
              Refunding, Series 1994C,
              6.400% 12/01/09.........  Aa1       AA         390
    400     Texas State, Water
              Development Board,
              Revenue, Series 1999B,
              5.625% 07/15/21.........  Aaa       AAA        417
    500     Texas State, Water
              Financial Assistance,
              GO, Series 1999, (MBIA
              Insured),
              5.500% 08/01/29.........  Aaa       AAA        513
    500     Travis County, Texas,
              Health Facilities
              Development Corporation,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999A, (AMBAC
              Insured),
              5.875% 11/15/24.........  Aaa       AAA        526
    500     Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.200% 03/01/20.........  NR        A          525
    500     University of Texas,
              University Finance
              Systems Revenue, Series
              1995A,
              5.200% 08/15/17.........  Aaa       AAA        507
  1,000     Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.890%+ 08/15/17........  Aaa       NR         398
                                                         -------
                                                          12,106
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            OHIO -- 8.0%
 $1,000     Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded
              12/01/04 @ 101,
              6.125% 12/01/13.........  NR        NR     $ 1,108
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $12,154)..........................    13,214
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 4.9%
              (Cost $676)
    676     Nations Municipal Reserves#............       676
                                                      -------
            TOTAL INVESTMENTS
              (Cost $12,830*)...............   99.7%   13,890
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................    0.3%
            Cash...................................   $     1
            Interest receivable....................       163
            Receivable from investment advisor.....         7
            Payable for Fund shares redeemed.......       (14)
            Administration fee payable.............        (2)
            Shareholder servicing and distribution
              fees payable.........................        (6)
            Distributions payable..................       (48)
            Accrued Trustees' fees and expenses....       (37)
            Accrued expenses and other
              liabilities..........................       (23)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................        41
                                                      -------
            NET ASSETS......................  100.0%  $13,931
                                                      =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    38
            Accumulated net realized loss on
              investments sold.....................      (326)
            Net unrealized appreciation of
              investments..........................     1,060
            Paid-in capital........................    13,159
                                                      -------
            NET ASSETS.............................   $13,931
                                                      =======

                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($8,263,312 / 815,510 shares
              outstanding).........................    $10.13
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($550,821 / 54,360 shares
              outstanding).........................    $10.13
                                                       ======
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.64
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,112,776 / 504,560 shares
              outstanding).........................    $10.13
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($4,467 / 437 shares
              outstanding).........................    $10.21
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,060 on investment securities was comprised of gross appreciation of $1,063 and gross depreciation of $3 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $12,830.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Texas Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):
   PSF-GTD                                                                18.03%

Nations Texas Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Pre-Refunded                                                           19.91%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.2%
            VIRGINIA -- 91.4%
 $ 2,000    Alexandria, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-Family Housing
              Mortgage Revenue,
              (Buckingham Village
              Apartments Project)
              Series 1996A, AMT,
              6.050% 07/01/16........  NR        A+     $  2,068
   1,000    Amherst, Virginia,
              Industrial Development
              Authority, Revenue
              Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.250% 02/01/11........  Baa3      NR        1,036
   3,285    Arlington County,
              Virginia, GO Refunding,
              Series 1993,
              6.000% 06/01/12........  Aaa       AAA       3,814
   3,000    Arlington County,
              Virginia, GO, Series
              1993,
              5.000% 07/15/03........  Aaa       AAA       3,138
   2,345    Arlington County,
              Virginia, GO, Series
              1994,
              5.400% 08/01/02........  Aaa       AAA       2,409
   3,865    Arlington County,
              Virginia, GO, Series
              1999, (State Aid
              Witholding),
              5.250% 06/01/16........  Aaa       AAA       4,023
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing
              Corporation-Housing
              Mortgage - Woodbury
              Park Apartments
              Project) Series 1998A,
              5.450% 01/01/29........  NR        A         1,921
   1,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue,
              (The Nature Conservancy
              Project) Series 1997A,
              5.450% 07/01/27........  Aa1       NR        1,026
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              IDR Refunding, (Ogden
              Martin Systems Project)
              Series 1998A, (FSA
              Insured),
              5.250% 01/01/05........  Aaa       AAA       2,138

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,515    Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT,
              (FSA Insured),
              5.250% 01/01/09........  Aaa       AAA    $  3,755
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT,
              (FSA Insured),
              5.250% 01/01/10........  Aaa       AAA       2,129
   2,000    Brunswick County,
              Virginia, Industrial
              Development Authority,
              Correctional Facility
              Lease Revenue, Series
              1996,
              (MBIA Insured),
              5.250% 07/01/04........  Aaa       AAA       2,133
   1,000    Charlottesville-Albemarle,
              Virginia, Airport
              Authority, Revenue
              Refunding, Series 1995,
              AMT,
              6.125% 12/01/09........  NR        BBB       1,047
   6,195    Chesapeake, Virginia, GO
              Refunding, Series 1993,
              5.125% 12/01/05........  Aa2       AA        6,708
   1,000    Chesapeake, Virginia, GO,
              Series 1998, (State Aid
              Withholding),
              4.650% 08/01/11........  Aa2       AA        1,043
   1,525    Chesapeake, Virginia,
              Public Improvement GO,
              Series 1996, (State Aid
              Withholding),
              5.000% 05/01/03........  Aa2       AA        1,587
   2,000    Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A, (State
              Aid Withholding),
              7.000% 12/01/09........  Aa2       AA        2,326
   2,000    Chesterfield County,
              Virginia, GO Refunding,
              Series 1991,
              5.900% 07/15/02........  Aaa       AAA       2,046
   1,000    Chesterfield County,
              Virginia, GO, Series
              1990B,
              6.500% 01/01/02........  Aaa       AAA       1,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992,
              6.200% 11/01/05........  Aa2       AA     $  1,060
   1,320    Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.900% 03/01/05........  Baa1      BBB       1,402
  15,585    Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A, AMT, (AMBAC
              Insured),
              5.950% 02/01/07........  Aaa       AAA      17,190
   3,385    Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A, AMT, (AMBAC
              Insured),
              6.050% 02/01/09........  Aaa       AAA       3,788
   1,000    Fairfax County, Virginia,
              GO, Series 1998, (State
              Aid Withholding),
              4.800% 04/01/10........  Aa1       AA+       1,062
   2,000    Fairfax County, Virginia,
              Public Improvement GO,
              Series 1997A,
              6.000% 06/01/04........  Aaa       AAA       2,168
   3,000    Fairfax County, Virginia,
              Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.500% 11/15/09........  Aaa       AAA       3,217
   3,135    Fairfax County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.100% 11/15/04........  Aaa       AAA       3,346
   2,000    Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Series 2000,
              5.625% 04/01/25........  Aa1       AAA       2,113
   2,000    Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa1       AAA       2,164

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.625% 12/01/22........  Baa2      BBB    $  2,062
   5,000    Goochland County,
              Virginia, Industrial
              Development Authority,
              (Old Dominion Electric
              Cooperative Project)
              Series 1998, AMT,
              4.250% 12/01/02........  NR        NR        5,011
   1,200    Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              4.900% 09/01/10........  NR        A         1,214
   2,500    Hampton Roads, Virginia,
              Sanitation District,
              Capital Improvement
              Revenue Refunding,
              Series 1993,
              4.500% 10/01/02........  Aa3       AA        2,557
   1,000    Hanover County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Memorial Regional
              Medical Center Project)
              Series 1995, (MBIA
              Insured),
              5.500% 08/15/25........  Aaa       AAA       1,019
   2,105    Henrico County, Virginia,
              Industrial Development
              Authority, Revenue,
              Series 1994,
              7.500% 08/01/02........  Aa2       AA        2,198
   3,500    Henrico County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Revenue,
              (Browning-Ferris
              Project) Series 1995,
              AMT, (GTY-AGMT),
              Mandatory Put 12/01/05
              @ 100,
              5.300% 12/01/11........  B1        BB-       3,343
   1,500    Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.200% 05/01/04........  Aa2       AAA       1,534

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,420    Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.300% 05/01/05........  Aa2       AAA    $  2,477
   1,915    James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.000% 12/15/08........  Aaa       AAA       2,042
   1,000    Leesburg, Virginia, GO
              Refunding, Series 1993,
              5.500% 08/01/06........  A1        A+        1,058
   2,000    Loudoun County, Virginia,
              Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding),
              5.000% 10/01/02........  Aa1       AA+       2,056
   1,500    Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured),
              5.500% 06/01/08........  Aaa       AAA       1,606
   1,000    Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured),
              5.600% 06/01/09........  Aaa       AAA       1,069
   5,000    Loudoun County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Air Force Retired
              Officers - Falcons
              Landing Project) Series
              1994A, Prerefunded
              11/01/04 @ 103,
              8.750% 11/01/24........  Aaa       AAA       6,021
   2,250    Louisa, Virginia,
              Industrial Development
              Authority, Solid Waste
              and Sewage Disposal
              Revenue, (Virginia
              Electric and Power
              Company Project) Series
              2001A, AMT, Mandatory
              Put
              03/01/02 @ 100,
              4.000% 03/01/31........  P1        A-        2,255
   1,140    Lynchburg, Virginia,
              Public Improvement GO,
              Series 1997,
              5.400% 05/01/17........  Aa3       AA        1,184

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Medical College of
              Virginia, Hospital
              Authority, General
              Revenue, Series 1998,
              (MBIA Insured),
              4.800% 07/01/11........  Aaa       AAA    $  1,050
   1,000    Newport News, Virginia,
              GO, Series 1998,
              5.000% 03/01/18........  Aa2       AA        1,010
   5,000    Newport News, Virginia,
              Public Improvement GO
              Refunding, Series
              1993B, (State Aid
              Withholding),
              5.200% 11/01/04........  Aa2       AA        5,342
   1,000    Newport News, Virginia,
              Water and Sewer
              Authority, GO
              Refunding, Series
              1993B, (State Aid
              Withholding),
              5.100% 11/01/03........  Aa2       AA        1,055
   1,095    Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A,
              5.600% 06/01/02........  Aa2       AA        1,120
   3,500    Norfolk, Virginia,
              Capital Improvement GO
              Refunding, Series 1998,
              (FGIC Insured, State
              Aid Withholding),
              5.000% 07/01/11........  Aaa       AAA       3,717
   2,250    Norfolk, Virginia,
              Redevelopment and
              Housing Authority,
              Educational Facilities
              Revenue, (Tidewater
              Community College
              Campus Project) Series
              1995,
              5.875% 11/01/15........  Aa1       AA+       2,404
   2,000    Norfolk, Virginia, Water
              Revenue, Series 1995,
              (MBIA Insured),
              5.700% 11/01/10........  Aaa       AAA       2,163
   1,000    Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.000% 08/01/02........  A1        AA-       1,024
   1,000    Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.250% 08/01/04........  A1        AA-       1,063
   3,710    Portsmouth, Virginia,
              Public Improvement GO
              Refunding, Series
              2001A, (FGIC Insured),
              5.500% 06/01/17........  Aaa       AAA       3,865

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,525    Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Potomac
              Hospital Corporation
              Project) Series 1995,
              6.550% 10/01/05........  Aaa       NR     $  1,636
   1,300    Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Prince
              William Hospital
              Project) Series 1993,
              5.625% 04/01/12........  A2        NR        1,333
   1,000    Prince William County,
              Virginia, Park
              Authority, Water and
              Sewer Systems, Revenue
              Refunding, Series 1994,
              Prerefunded 10/15/04 @
              102,
              6.300% 10/15/07........  NR        NR        1,120
   3,000    Prince William County,
              Virginia, Service
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 07/01/21........  Aaa       AAA       2,970
   1,000    Richmond, Virginia, GO
              Refunding, Series
              1995B, (FGIC Insured,
              State Aid Withholding),
              5.000% 01/15/21........  Aaa       AAA         996
     110    Richmond, Virginia,
              Metropolitian Authority
              Expressway Revenue,
              Series 1992B, (FGIC
              Insured), Prerefunded
              07/15/02 @ 102,
              6.250% 07/15/22........  Aaa       AAA         116
     690    Richmond, Virginia,
              Metropolitian Authority
              Expressway Revenue,
              Unrefunded Balance,
              Series 1992B,
              (FGIC Insured),
              6.250% 07/15/22........  Aaa       AAA         720
   2,300    Richmond, Virginia,
              Public Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding),
              6.500% 01/15/02........  A1        AA        2,329
   1,430    Richmond, Virginia,
              Public Improvement GO,
              Series 1993B, (State
              Aid Withholding),
              5.500% 07/15/09........  A1        AA        1,583

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,855    Richmond, Virginia,
              Public Improvement,
              Refunding GO, Series
              1999A,
              (FSA Insured),
              5.000% 01/15/19........  Aaa       AAA    $  2,867
   1,115    Roanoke County, Virginia,
              IDR, (Hollins College
              Project) Series 1998,
              5.200% 03/15/17........  NR        A         1,128
   1,100    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998,
              (FSA Insured),
              4.375% 07/15/05........  Aaa       AAA       1,154
   1,900    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998,
              (FSA Insured),
              4.400% 07/15/06........  Aaa       AAA       1,995
   2,000    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998,
              (FSA Insured),
              4.400% 07/15/07........  Aaa       AAA       2,091
   2,320    Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992, Prerefunded
              07/15/02 @ 102,
              5.875% 07/15/09........  A1        AA-       2,434
   2,535    Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.600% 11/01/14........  NR        NR        2,697
   1,035    Suffolk Virginia, GO,
              Unrefunded Balance,
              Series 1993,
              5.750% 08/01/08........  Aa2       AA-       1,109
   4,300    Suffolk, Virginia,
              Redevelopment And
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Windsor Ltd.
              Partnership Project)
              Series 2001, (FNMA
              Insured), Mandatory Put
              07/01/11 @ 100,
              4.850% 07/01/31........  Aaa       NR        4,462
   1,110    Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.400% 08/01/04........  Aa2       AA-       1,184
     465    Suffolk, Virginia, GO
              Refunding, Series 1993,
              Prerefunded
              08/01/03 @ 102,
              5.750% 08/01/08........  Aa2       AA-         502

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,300    Virginia Beach, Virginia,
              GO Refunding, Series
              1993,
              5.400% 07/15/08........  Aa1       AA+    $  2,530
   3,060    Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/17........  Aa1       AA+       3,258
   2,805    Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/18........  Aa1       AA+       2,972
   1,790    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/17........  Aa3       AA        1,854
   1,935    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/18........  Aa3       AA        1,994
   2,035    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/19........  Aa3       AA        2,084
   2,145    Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/20........  Aa3       AA        2,184
   1,000    Virginia Commonwealth,
              Transportation Board,
              Transportation Program
              Revenue, (Oak Grove
              Connector Project)
              Series 1997A,
              5.250% 05/15/22........  Aa1       AA+       1,011
   1,245    Virginia Commonwealth,
              Transportation Board,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program
              Project) Series 1997C,
              5.125% 05/15/19........  Aa1       AA+       1,260
   2,465    Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1996, AMT,
              5.550% 07/01/12........  Aa1       AA+       2,593
   1,000    Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1997, AMT, (MBIA
              Insured),
              5.650% 07/01/17........  Aaa       AAA       1,042
   1,210    Virginia Port Authority,
              Virginia, Port
              Facilities Revenue,
              Series 1997, AMT, (MBIA
              Insured),
              6.000% 07/01/07........  Aaa       AAA       1,344

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,655    Virginia State Housing,
              Housing Development
              Authority, Revenue,
              (Rental Housing
              Project) Series 2000B,
              AMT,
              5.875% 08/01/15........  Aa1       AA+    $  2,781
   1,430    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.000% 01/01/12........  Aa1       AA+       1,521
   1,470    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.000% 07/01/12........  Aa1       AA+       1,563
   1,695    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.100% 01/01/15........  Aa1       AA+       1,790
   3,595    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              2000B-3,
              5.950% 07/01/14........  Aa1       AA+       3,894
   2,455    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              2000B-4,
              5.500% 01/01/15........  Aa1       AA+       2,568
   2,000    Virginia State, Public
              Building Authority,
              Building Revenue
              Refunding,
              (Correctional
              Facilities Project)
              Series 1992A,
              5.800% 08/01/02........  Aa1       NR        2,026
   1,480    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.100% 01/01/05........  Aa1       AA        1,574
   2,195    Virginia State, Public
              School Authority,
              Revenue, Series 1993A,
              (State Aid
              Withholding),
              5.400% 01/01/08........  Aa1       AA        2,281
   1,120    Virginia State, Resource
              Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 05/01/22........  Aaa       AAA       1,168

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   820    Virginia State, Resource
              Authority, Sewer
              Systems Revenue
              Refunding,
              (Harrisonburg-
              Rockingham Project)
              Series 1998,
              4.700% 05/01/11........  NR        AA     $    853
   2,970    Virginia State, Resource
              Authority, Sewer
              Systems Revenue
              Refunding,
              (Harrisonburg-
              Rockingham Project)
              Series 1998,
              5.000% 05/01/18........  NR        AA        2,997
   1,000    Virginia State, Resource
              Authority, Sewer
              Systems Revenue,
              (Hopewell Regional
              Wastewater Facilities
              Project) Series 1995A,
              AMT,
              6.000% 10/01/15........  NR        AA        1,065
   2,000    Virginia State, Resource
              Authority, Systems
              Revenue Refunding,
              Series 1998,
              5.000% 05/01/22........  NR        AA        1,972
   2,470    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue
              Refunding, (Washington
              County Service Project)
              Series 1993,
              5.150% 10/01/07........  NR        AA        2,590
   1,020    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Suffolk Project)
              Series 1996A,
              5.500% 04/01/17........  NR        AA        1,067
   1,000    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998,
              4.625% 10/01/18........  NR        AA          967
   5,345    Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project)
              Series 1996A,
              5.125% 05/15/21........  Aa1       AA+       5,342

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,150    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding,
              (U.S. Route 28 Project)
              Series 1992,
              6.000% 04/01/02........  Aa1       AA+    $  3,211
   3,000    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding,
              (U.S. Route 58 Corridor
              Development Program)
              Series 1993A,
              4.900% 05/15/03........  Aa1       AA+       3,120
   5,390    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding,
              (U.S. Route 58 Corridor
              Development Program)
              Series 1993A,
              5.500% 05/15/09........  Aa1       AA+       5,621
   2,105    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue,
              (U.S. Route 58 Corridor
              Development Program)
              Series 1993B,
              5.100% 05/15/05........  Aa1       AA+       2,213
   1,700    Virginia State, Virginia
              Commonwealth
              University, Revenue
              Refunding,
              Series 1994D,
              4.350% 07/01/02........  A1        AA-       1,722
   2,350    Virginia, Biotechnology
              Research Park
              Authority, Lease
              Revenue, (Biotechnology
              Two Project) Series
              1996,
              5.750% 09/01/05........  Aa1       AA+       2,587
   2,475    Virginia, Chesapeake Bay
              Bridge and Tunnel
              Commission District,
              Revenue, Series 1995,
              (FGIC Insured),
              5.875% 07/01/10........  Aaa       AAA       2,679
   2,000    Virginia, College
              Building Authority,
              Educational Facilities
              Revenue Refunding,
              (University of Richmond
              Project) Series 1992,
              5.625% 11/01/02........  Aa2       AA        2,026

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Virginia, College
              Building Authority,
              Facilities Revenue,
              (Equipment Leasing
              Program) Series 1997,
              5.000% 02/01/02........  Aa2       AA+    $  2,019
   2,300    Virginia, College
              Building Authority,
              Virginia Educational
              Facilities Revenue,
              (Public Higher
              Education Financing
              Program) Series 1999A,
              5.375% 09/01/12........  Aa1       AA        2,484
   5,000    Virginia, Southeastern
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              (MBIA Insured),
              5.100% 07/01/08........  Aaa       AAA       5,399
     275    Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnston Memorial
              Hospital Project)
              Series 1995,
              5.625% 07/01/02........  A2        NR          281
   1,000    Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnston Memorial
              Hospital Project)
              Series 1995,
              Prerefunded
              07/01/05 @ 102,
              6.000% 07/01/14........  A2        NR        1,120
   1,600    Waynesboro, Virginia,
              Industrial Development
              Authority Revenue,
              (Sunnyside Presbyterian
              Home Project) Series
              1997, (First Union
              National Bank LOC),
              2.700% 12/15/28........  NR        A-1       1,600
   2,250    West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT,
              6.375% 03/01/19........  Ba2       BB        2,058
                                                        --------
                                                         280,098
                                                        --------

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            ALABAMA -- 0.6%
 $ 2,000    Mobile, Alabama,
              Industrial Development
              Board, PCR Refunding,
              (International Paper
              Company Project) Series
              1998B,
              4.750% 04/01/10........  Baa2      BBB    $  1,944
                                                        --------
            DISTRICT OF COLUMBIA -- 0.7%
   1,000    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue
              Refunding, Series
              1998B, AMT, (MBIA
              Insured),
              5.250% 10/01/10........  Aaa       AAA       1,051
   1,000    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1992A, AMT, (MBIA
              Insured),
              6.500% 10/01/05........  Aaa       AAA       1,048
                                                        --------
                                                           2,099
                                                        --------
            GEORGIA -- 0.5%
   1,450    Richmond County, Georgia,
              Development Authority,
              Environment Improvement
              Revenue, (International
              Paper Company Project)
              Series 2001A,
              5.150% 03/01/15........  Baa2      BBB       1,445
                                                        --------
            MAINE -- 0.8%
   2,500    Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.750% 06/01/05........  Baa3      NR        2,588
                                                        --------
            MICHIGAN -- 0.7%
   2,000    Southfield, Michigan,
              Library Building
              Authority, GO, Series
              2000,
              (MBIA Insured),
              5.500% 05/01/24........  Aaa       AAA       2,065
                                                        --------
            NEW YORK -- 0.7%
   2,005    New York City, New York,
              Industrial Development
              Agency, Civic Facility
              Revenue, (Polytechnic
              University Project)
              Series 2000,
              5.750% 11/01/10........  Baa3      BBB-      2,190
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                MOODY'S   S&P     VALUE
  (000)                                   RATINGS        (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- 0.8%
 $ 2,000    Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A+     $  2,398
                                                        --------
            TEXAS -- 0.3%
   1,000    Socorro, Texas,
              Independent School
              District, GO, Series
              1998, (PSF-GTD),
              5.250% 08/15/28........  Aaa       AAA       1,001
                                                        --------
            WASHINGTON -- 1.7%
   5,035    Washington State, Motor
              Vehicle Fuel Tax, GO,
              Series 1997F,
              5.375% 07/01/22........  Aa1       AA+       5,100
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $286,278)........................    300,928
                                                        --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 0.8%
           (Cost $2,324)
 2,324   Nations Municipal Reserves#............      2,324
                                                   --------
         TOTAL INVESTMENTS
           (Cost $288,602*)..............   99.0%   303,252
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................    1.0%
         Receivable for investment securities
           sold.................................   $    376
         Receivable for Fund shares sold........         29
         Interest receivable....................      4,583
         Payable for Fund shares redeemed.......       (323)
         Investment advisory fee payable........        (52)
         Administration fee payable.............        (51)
         Shareholder servicing and distribution
           fees payable.........................        (22)
         Distributions payable..................     (1,089)
         Payable for investment securities
           purchased............................       (251)
         Accrued Trustees' fees and expenses....        (48)
         Accrued expenses and other
           liabilities..........................        (71)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................      3,081
                                                   --------
         NET ASSETS......................  100.0%  $306,333
                                                   ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $    137
         Accumulated net realized loss on
           investments sold.....................     (1,583)
         Net unrealized appreciation of
           investments..........................     14,650
         Paid-in capital........................    293,129
                                                   --------
         NET ASSETS.............................   $306,333
                                                   ========


                                                    VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($252,862,539 / 23,022,674 shares
           outstanding).........................     $10.98
                                                     ======
         INVESTOR A SHARES:
         Net asset value and redemption price
           per share ($44,094,550 / 4,014,730
           shares outstanding)..................     $10.98
                                                     ======
         Maximum sales charge...................      3.25%
         Maximum offering price per share.......     $11.35
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($8,667,199 / 789,104 shares
           outstanding).........................     $10.98
                                                     ======
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($708,950 / 64,552 shares
           outstanding).........................     $10.98
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $14,650 on investment securities was comprised of gross appreciation of $14,958 and gross depreciation of $308 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $288,602.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   Water Revenue                                                          15.25%
   Transportation Revenue                                                 10.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.5%
            VIRGINIA -- 81.4%
 $1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing
              Corporation-Housing
              Mortgage - Woodbury Park
              Apartments Project)
              Series 1998A, 5.450%
              01/01/29................  NR        A      $   960
  1,000     Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A,
              5.375% 12/01/20.........  Aa2       AA       1,024
    500     Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994, 6.650%
              09/01/18................  Baa1      BBB        525
    500     Fairfax County, Virginia,
              Industrial Development
              Authority, Health Care
              Revenue Refunding,
              (Inova Health Systems
              Project) Series 1996,
              5.500% 08/15/10.........  Aa2       AA         536
  1,000     Fairfax County, Virginia,
              Public Improvement GO,
              Series 1999B, 5.500%
              12/01/16................  Aaa       AAA      1,066
  1,000     Fairfax County, Virginia,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured), 5.500%
              11/15/13................  Aaa       AAA      1,043
  1,000     Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Series 2000,
              5.625% 04/01/25.........  Aa1       AAA      1,057
  1,000     Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22.........  Aa1       AAA      1,082
    800     Giles County, Virginia,
              Industrial Development
              Authority, Exempt
              Facilities Revenue,
              (Hoechst Celanese
              Corporation Project)
              Series 1995, AMT, 5.950%
              12/01/25................  Baa2      BBB        781

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT, 6.625% 12/01/22....  Baa2      BBB    $ 1,031
    400     Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998, 5.250%
              09/01/17................  NR        A          398
    500     Hanover County, Virginia,
              Industrial Development
              Authority, Revenue, (Bon
              Secours Health Systems
              Project) Series 1995,
              (MBIA Insured), 5.500%
              08/15/25................  Aaa       AAA        508
    500     Henrico County, Virginia,
              Industrial Development
              Authority, Public
              Facilities Lease
              Revenue, Series 1994,
              Prerefunded 08/01/05 @
              102, 7.000% 08/01/13....  Aa2       AA         581
    500     Henry County, Virginia,
              GO, Series 1994, 5.750%
              07/15/07................  A2        A          537
    700     James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.250% 12/15/14.........  Aaa       AAA        730
    765     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured), 5.600%
              06/01/09................  Aaa       AAA        817
    500     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured), 5.800%
              06/01/20................  Aaa       AAA        520
  2,000     Montgomery County,
              Virginia, Industrial
              Development Lease
              Authority, Revenue,
              Series 2000B, (AMBAC
              Insured), 5.500%
              01/15/22................  Aaa       AAA      2,090

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  500     Peninsula Ports Authority,
              Virginia, Health Care
              Facilities Revenue
              Refunding, (Riverside
              Health System Project)
              Series 1992A,
              Prerefunded 07/01/02 @
              102, 6.625% 07/01/18....  Aaa       AA     $   527
    500     Pittsylvania County,
              Virginia, Public
              Improvement GO, Series
              1994, Prerefunded
              07/01/04 @ 102, 5.850%
              07/01/08................  A3        AAA        550
  1,000     Prince William County,
              Virginia, Industrial
              Development Authority,
              Lease Revenue, (ATCC
              Project) Series 1996,
              6.000% 02/01/14.........  Aa3       NR       1,045
    500     Prince William County,
              Virginia, Park
              Authority, Revenue,
              Series 1994, Prerefunded
              10/15/04 @ 102, 6.875%
              10/15/16................  NR        NR         568
    500     Richmond, Virginia, GO
              Refunding, Series 1995B,
              (FGIC Insured, State Aid
              Withholding), 5.000%
              01/15/21................  Aaa       AAA        498
  1,000     Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.600% 11/01/14.........  NR        NR       1,064
  1,500     Suffolk, Virginia,
              Redevelopment And
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Windsor Ltd.
              Partnership Project)
              Series 2001, (FNMA
              Insured), Mandatory Put
              07/01/11 @ 100, 4.850%
              07/01/31................  Aaa       NR       1,557
    500     Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1995A, (MBIA
              Insured), 5.000%
              07/01/25................  Aaa       AAA        493
    500     Virginia Beach, Virginia,
              Public Improvement GO
              Refunding, Series 1994,
              (State Aid Withholding),
              5.750% 11/01/08.........  Aa1       AA+        538

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/18.........  Aa1       AA+    $ 1,060
  1,035     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series 2001D,
              Subseries D-1, 4.750%
              07/01/12................  Aa1       AA+      1,058
    640     Virginia State, Public
              School Authority,
              Revenue, Series 1994A,
              (State Aid Withholding),
              6.125% 08/01/11.........  Aa1       AA         687
  1,070     Virginia State,
              Residential Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured), 5.500%
              05/01/21................  Aaa       AAA      1,118
    750     Virginia State, Resource
              Authority, Sewer Systems
              Revenue, (Hopewell
              Regional Wastewater
              Facilities Project)
              Series 1995A, AMT,
              6.000% 10/01/15.........  NR        AA         799
    500     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Fauquier County Water
              and Sanitation Project)
              Series 1994C, 6.125%
              05/01/14................  NR        AA         531
  1,800     West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT, 6.375% 03/01/19....  Ba2       BB       1,646
                                                         -------
                                                          29,025
                                                         -------
            FLORIDA -- 9.0%
  2,000     Florida State, Board of
              Education Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20.........  Aaa       AAA      1,996
  1,195     Miami-Dade County,
              Florida, Health
              Authority, Hospital
              Revenue Refunding,
              (Miami Childrens
              Hospital Project) Series
              2001, (AMBAC Insured),
              4.375% 08/15/10.........  Aaa       AAA      1,220
                                                         -------
                                                           3,216
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                 MOODY'S   S&P     VALUE
  (000)                                    RATINGS        (000)
----------------------------------------------------------------
            MISSISSIPPI -- 5.2%
 $1,285     Mississippi State,
              Hospital Facilities and
              Equipment Authority,
              Revenue, (Forrest County
              General Hospital
              Project) Series 2000,
              (FSA Insured), 5.625%
              01/01/20................  Aaa       NR     $ 1,345
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, AMT, 6.700%
              08/01/18................  Baa2      BBB        529
                                                         -------
                                                           1,874
                                                         -------
            WISCONSIN -- 2.9%
  1,000     Wisconsin State, Health
              and Educational
              Facilities Revenue,
              (Agnesian Healthcare
              Project) Series 2001,
              6.000% 07/01/21.........  A3        A-       1,029
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES (Cost $33,348)..........    35,144
                                                         -------

  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 0.6%
               (Cost $232)
     232     Nations Municipal Reserves#............       232
                                                       -------
             TOTAL INVESTMENTS (Cost
               $33,580*).....................   99.1%   35,376
                                                       -------
             OTHER ASSETS AND LIABILITIES
               (NET).........................    0.9%
             Receivable for investment securities
               sold.................................   $    38
             Receivable for Fund shares sold........         1
             Interest receivable....................       535
             Payable for Fund shares redeemed.......       (38)
             Administration fee payable.............        (6)
             Shareholder servicing and distribution
               fees payable.........................       (14)
             Distributions payable..................      (133)
             Accrued Trustees' fees and expenses....       (38)
             Accrued expenses and other
               liabilities..........................       (24)
                                                       -------
             TOTAL OTHER ASSETS AND LIABILITIES
               (NET)................................       321
                                                       -------
             NET ASSETS......................  100.0%  $35,697
                                                       =======
             NET ASSETS CONSIST OF:
             Undistributed net investment income....   $    72
             Accumulated net realized loss on
               investments sold.....................      (907)
             Net unrealized appreciation of
               investments..........................     1,796
             Paid-in capital........................    34,736
                                                       -------
             NET ASSETS.............................   $35,697
                                                       =======


                                                        VALUE
--------------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($24,144,521 / 2,438,210 shares
               outstanding).........................     $9.90
                                                        ======
             INVESTOR A SHARES:
             Net asset value and redemption price
               per share ($1,181,119 / 119,393
               shares outstanding)..................     $9.89
                                                        ======
             Maximum sales charge...................     4.75%
             Maximum offering price per share.......    $10.38
             INVESTOR B SHARES:
             Net asset value and offering price per
               share** ($10,315,879 / 1,041,755
               shares outstanding)..................     $9.90
                                                        ======
             INVESTOR C SHARES:
             Net asset value and offering price per
               share** ($55,080 / 5,563 shares
               outstanding).........................     $9.90
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,796 on investment securities was comprised of gross appreciation of $1,881 and gross depreciation of $85 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $33,580.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Virginia Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2001 (as a percentage of net assets):

   AMBAC                                                                  12.19%

Nations Virginia Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2001 (as a percentage of net assets):
   Hospital Revenue                                                       17.85%
   Water Revenue                                                          17.15%
   Industrial Development Revenue/
     Pollution Control Revenue                                            12.64%
   Housing Revenue                                                        10.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

ABBREVIATIONS:

  AMBAC          American Municipal Bond Assurance Corporation
  AMBAC-TCRS     American Municipal Bond Assurance Corporation -
                  Transferable Custodial Receipts
  AMT            Alternative Minimum Tax
  CONNIE LEE     College Construction Loan Insurance Association
  FGIC           Financial Guaranty Insurance Company
  FGIC-TCRS      Financial Guaranty Insurance Company -
                  Transferable Custodial Receipts
  FHLMC COLL     Federal Home Loan Mortgage Corporation
                  collateral
  FHA            Federal Housing Authority
  FHA COLL       Federal Housing Authority collateral
  FNMA COLL      Federal National Mortgage Association
                  collateral
  FSA            Financial Security Assurance
  GO             General Obligation
  GNMA COLL      Government National Mortgage Association
                  collateral
  GTY-AGMT       Guarantee Agreement
  GTD STD LNS    Guaranteed Student Loans
  IDR            Industrial Development Revenue
  LOC            Letter of Credit
  MBIA           Municipal Bond Insurance Association
  MBIA-IBC       Municipal Bond Insurance Association - Insured
                  Bond Certificate
  NR             Not Rated
  PCR            Pollution Control Revenue
  PSF-GTD        Permanent School Fund Guarantee
  PUFG           Permanent University Fund Guarantee
  SCSDE          South Carolina School District Enhancement
  SCH BD GTY     School Bond Guarantee
  VA COLL        Veterans Administration collateral
  VA             Veterans Administration

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

                      (This page intentionally left blank)

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 2001

                                                                  SHORT-TERM        INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                    INCOME              BOND              INCOME
                                                                ------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        3,706     $       31,012     $       25,890
Dividend income from affiliated funds.......................               136                 94                154
                                                                --------------     --------------     --------------
    Total investment income.................................             3,842             31,106             26,044
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................               263              2,419              2,316
Administration fee..........................................               193              1,330              1,019
Transfer agent fees.........................................                20                180                137
Custodian fees..............................................                 5                 38                 30
Legal and audit fees........................................                31                 41                 40
Trustees' fees and expenses.................................                16                 16                 16
Interest expense............................................                --*                 5                  2
Registration and filing fees................................                17                 36                 34
Printing expense............................................                19                 32                 31
Other.......................................................                 7                 34                 27
                                                                --------------     --------------     --------------
    Subtotal................................................               571              4,131              3,652
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                47                 34                 58
  Investor B Shares.........................................                15                 13                 44
  Investor C Shares.........................................                11                  3                  6
                                                                --------------     --------------     --------------
    Total expenses..........................................               644              4,181              3,760
Fees waived and/or expenses reimbursed by investment
  advisor, administrator, and/or distributor................              (220)            (1,094)              (870)
                                                                --------------     --------------     --------------
    Net expenses............................................               424              3,087              2,890
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................             3,418             28,019             23,154
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................                (2)             1,462             (1,177)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             1,476              7,628              1,935
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......             1,474              9,090                758
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        4,892     $       37,109     $       23,912
                                                                ==============     ==============     ==============

---------------

 *  Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

                        FLORIDA                           GEORGIA                                            MARYLAND
      CALIFORNIA      INTERMEDIATE       FLORIDA        INTERMEDIATE       GEORGIA           KANSAS        INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND            INCOME            BOND
------------------------------------------------------------------------------------------------------------------------
    $        5,314   $        6,296   $        3,877   $        3,871   $          748   $        2,687   $        5,010
                42               26               24               27               11               29               37
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             5,356            6,322            3,901            3,898              759            2,716            5,047
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               498              487              364              302               70              272              397
               219              268              160              166               31              119              219
                28               37               22               22                4               17               30
                 7                8                5                5                1                4                7
                33               35               32               32               28               32               34
                16               16               16               16               16               16               16
                --               --*              --*              --*              --*               1               --*
                 4                2                1                1                1               22                2
                10               11                9                9                7               10               10
                 8               10                4                7                2                6               11
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               823              874              613              560              160              499              726
               185                8               58               15                2                3               22
                31               24               52               34               43                1               26
                 9                1                1                4                1               --                2
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,048              907              724              613              206              503              776
              (226)            (267)            (177)            (183)             (76)            (173)            (229)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               822              640              547              430              130              330              547
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             4,534            5,682            3,354            3,468              629            2,386            4,500
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               210               50              504             (164)             139              (62)              91
             1,755            1,283              961            1,347               33              434              792
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,965            1,333            1,465            1,183              172              372              883
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $        6,499   $        7,015   $        4,819   $        4,651   $          801   $        2,758   $        5,383
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

                                                                                   NORTH CAROLINA
                                                                   MARYLAND         INTERMEDIATE     NORTH CAROLINA
                                                                  MUNICIPAL          MUNICIPAL         MUNICIPAL
                                                                     BOND               BOND              BOND
                                                                  -----------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        1,025     $        5,076    $        1,098
Dividend income from affiliated funds.......................                18                 11                 9
                                                                --------------     --------------    --------------
    Total interest income...................................             1,043              5,087             1,107
                                                                --------------     --------------    --------------
EXPENSES:
Investment advisory fee.....................................               100                396               104
Administration fee..........................................                44                218                46
Transfer agent fees.........................................                 6                 29                 6
Custodian fees..............................................                 2                  7                 2
Legal and audit fees........................................                28                 34                28
Trustees' fees and expenses.................................                16                 16                16
Interest expense............................................                --                 --                --*
Registration and filing fees................................                 2                  1                 1
Printing expense............................................                 8                 10                 7
Other.......................................................                 3                 10                 3
                                                                --------------     --------------    --------------
    Subtotal................................................               209                721               213
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                 3                 14                 3
  Investor B Shares.........................................                87                 27                82
  Investor C Shares.........................................                 1                  1                 1
                                                                --------------     --------------    --------------
    Total expenses..........................................               300                763               299
Fees waived and/or expenses reimbursed by investment
  advisor, administrator, and/or distributor................               (88)              (226)              (88)
                                                                --------------     --------------    --------------
    Net expenses............................................               212                537               211
                                                                --------------     --------------    --------------
NET INVESTMENT INCOME/(LOSS)................................               831              4,550               896
                                                                --------------     --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................                --                 43                25
Net change in unrealized appreciation/(depreciation) of
  investments...............................................               488                936               214
                                                                --------------     --------------    --------------
Net realized and unrealized gain/(loss) on investments......               488                979               239
                                                                --------------     --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        1,319     $        5,529    $        1,135
                                                                ==============     ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

    SOUTH CAROLINA                      TENNESSEE                           TEXAS                            VIRGINIA
     INTERMEDIATE    SOUTH CAROLINA    INTERMEDIATE      TENNESSEE       INTERMEDIATE        TEXAS         INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND             BOND             BOND
------------------------------------------------------------------------------------------------------------------------
    $        6,659   $          853   $        1,216   $          265   $        7,783   $          359   $        7,779
                28               12               24                3               20               12               58
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             6,687              865            1,240              268            7,803              371            7,837
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               493               81               99               25              580               35              613
               271               35               54               11              319               15              337
                36                5                7                2               43                2               46
                 8                2                2                1                9                1               10
                35               28               29               27               37               27               37
                16               16               16               16               16               16               16
                --               --*              --               --*               1               --               --*
                 2                1                1                1                3                1                2
                10                6                7                6               10                6               12
                10                2                4                2                8                2               12
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               881              176              219               91            1,026              105            1,085
                22                2               10                2                7                1               55
                36               41                7               17               10               26               44
                14                1               --*               1               --*              --*               4
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               953              220              236              111            1,043              132            1,188
              (265)             (80)             (95)             (60)            (301)             (63)            (319)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               688              140              141               51              742               69              869
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             5,999              725            1,099              217            7,061              302            6,968
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
                22              525               --               27              342               60              602
               678             (242)             542               42              762               26              743
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               700              283              542               69            1,104               86            1,345
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $        6,699   $        1,008   $        1,641   $          286   $        8,165   $          388   $        8,313
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

        VIRGINIA
       MUNICIPAL
          BOND
------------------------------------------------
     $          919
                 22
     --------------
                941
     --------------
                 86
                 38
                  5
                  1
                 28
                 16
                 --
                  1
                  8
                  2
     --------------
                185
                  1
                 53
                 --*
     --------------
                239
                (82)
     --------------
                157
     --------------
                784
     --------------
                  6
                257
     --------------
                263
     --------------
     $        1,047
     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SHORT-TERM                          INTERMEDIATE
                                                                 MUNICIPAL INCOME                      MUNICIPAL BOND
                                                          -------------------------------      ------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/01           YEAR ENDED         9/30/01          YEAR ENDED
                                                          (UNAUDITED)          3/31/01         (UNAUDITED)         3/31/01
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        3,418     $        5,396    $       28,019    $       52,108
Net realized gain/(loss) on investments..............                (2)              (149)            1,462              (857)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................             1,476              2,564             7,628            45,131
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             4,892              7,811            37,109            96,382
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (2,656)            (4,292)          (27,370)          (51,156)
  Investor A Shares..................................              (687)              (871)             (591)             (835)
  Investor B Shares..................................               (46)              (186)              (46)              (96)
  Investor C Shares..................................               (29)               (47)              (12)              (20)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --                --
  Investor A Shares..................................                --                 --                --                --
  Investor B Shares..................................                --                 --                --                --
  Investor C Shares..................................                --                 --                --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................           107,322              5,629           (13,693)          302,645
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................           108,796              8,044            (4,603)          346,920
NET ASSETS:
Beginning of period..................................           133,497            125,453         1,219,940           873,020
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      242,293     $      133,497    $    1,215,337    $    1,219,940
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           50     $           50    $        1,190    $        1,190
                                                         ==============     ==============    ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 136

NATIONS FUNDS

                                                CALIFORNIA                   FLORIDA INTERMEDIATE
           MUNICIPAL INCOME                   MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/01         YEAR ENDED        9/30/01         YEAR ENDED        9/30/01         YEAR ENDED
     (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01
-------------------------------------------------------------------------------------------------------
    $       23,154   $       42,275   $        4,534   $        8,950   $        5,682   $       10,852
            (1,177)           4,250              210            1,117               50              172
             1,935           43,979            1,755            7,388            1,283            7,500
    --------------   --------------   --------------   --------------   --------------   --------------
            23,912           90,504            6,499           17,455            7,015           18,524
           (21,850)         (40,064)          (1,038)          (1,448)          (5,451)         (10,331)
            (1,100)          (1,795)          (3,345)          (7,146)            (139)            (354)
              (178)            (363)            (115)            (191)             (88)            (162)
               (26)             (53)             (35)             (21)              (3)              (5)
                --               --             (123)             (78)              --               --
                --               --             (479)            (359)              --               --
                --               --              (19)             (11)              --               --
                --               --               (6)              (1)              --               --
            (1,540)         283,421           16,629            1,497          (14,368)          20,534
    --------------   --------------   --------------   --------------   --------------   --------------
              (782)         331,650           17,968            9,697          (13,034)          28,206
           930,450          598,800          193,487          183,790          250,361          222,155
    --------------   --------------   --------------   --------------   --------------   --------------
    $      929,668   $      930,450   $      211,455   $      193,487   $      237,327   $      250,361
    ==============   ==============   ==============   ==============   ==============   ==============
    $        1,128   $        1,128   $          458   $          457   $           23   $           22
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      FLORIDA                       GEORGIA INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                          -------------------------------      ------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/01           YEAR ENDED         9/30/01          YEAR ENDED
                                                          (UNAUDITED)          3/31/01         (UNAUDITED)         3/31/01
                                                         ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        3,354     $        6,746    $        3,468    $        6,696
Net realized gain/(loss) on investments..............               504                405              (164)              108
Net change in unrealized appreciation/(depreciation)
  of investments.....................................               961              6,378             1,347             5,250
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             4,819             13,529             4,651            12,054
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (2,108)            (4,107)           (3,056)           (5,867)
  Investor A Shares..................................            (1,047)            (2,183)             (273)             (546)
  Investor B Shares..................................              (198)              (455)             (125)             (255)
  Investor C Shares..................................                (2)                (1)              (14)              (28)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................              (119)               (96)               --                --
  Investor A Shares..................................               (61)               (54)               --                --
  Investor B Shares..................................               (14)               (13)               --                --
  Investor C Shares..................................                --*                --*               --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (6,868)                17             4,624              (553)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................            (5,598)             6,637             5,807             4,805
NET ASSETS:
Beginning of period..................................           148,236            141,599           147,573           142,768
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      142,638     $      148,236    $      153,380    $      147,573
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          223     $          224    $          162    $          162
                                                         ==============     ==============    ==============    ==============

---------------

 *  Amount represents less than $500.

(a) Kansas Municipal Income commenced operations on July 17, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 138

NATIONS FUNDS

              GEORGIA                       KANSAS                 MARYLAND INTERMEDIATE               MARYLAND
          MUNICIPAL BOND               MUNICIPAL INCOME               MUNICIPAL BOND                MUNICIPAL BOND
 -----------------------------    ----------------------------- ----------------------------- ----------------------------
     SIX MONTHS                    SIX MONTHS                    SIX MONTHS                    SIX MONTHS
       ENDED                         ENDED                         ENDED                         ENDED
      9/30/01       YEAR ENDED      9/30/01      PERIOD ENDED     9/30/01       YEAR ENDED      9/30/01       YEAR ENDED
    (UNAUDITED)      3/31/01      (UNAUDITED)     3/31/01(a)    (UNAUDITED)      3/31/01      (UNAUDITED)      3/31/01
-------------------------------------------------------------------------------------------------------------------------
    $        629   $      1,205   $      2,386   $      3,769   $      4,500   $      9,247   $        831   $      1,573
             139             (7)           (62)           182             91            356             --            (14)
              33          1,404            434          4,390            792          7,548            488          2,065
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             801          2,602          2,758          8,341          5,383         17,151          1,319          3,624
            (418)          (736)        (2,338)        (3,725)        (4,016)        (8,276)          (455)          (866)
             (42)           (84)           (43)           (39)          (384)          (757)           (59)           (93)
            (167)          (383)            (5)            (5)           (94)          (202)          (312)          (606)
              (2)            (2)            --             --             (6)           (11)            (5)            (8)
              --             --            (81)           (16)            --             --             --             --
              --             --             (1)            --*            --             --             --             --
              --             --             --*            --*            --             --             --             --
              --             --             --             --             --             --             --             --
          (1,247)         1,774         (4,457)       107,578         (1,312)         1,629          1,778          2,145
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,075)         3,171         (4,167)       112,134           (429)         9,534          2,266          4,196
          28,433         25,262        112,134             --        201,203        191,669         39,812         35,616
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     27,358   $     28,433   $    107,967   $    112,134   $    200,774   $    201,203   $     42,078   $     39,812
    ============   ============   ============   ============   ============   ============   ============   ============
    $         74   $         74   $         79   $         79   $         48   $         48   $         52   $         52
    ============   ============   ============   ============   ============   ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                            NORTH CAROLINA INTERMEDIATE                NORTH CAROLINA
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/01           YEAR ENDED         9/30/01          YEAR ENDED
                                                          (UNAUDITED)          3/31/01         (UNAUDITED)         3/31/01
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        4,550     $        9,034    $          896    $        1,742
Net realized gain/(loss) on investments..............                43               (693)               25               (11)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................               936              7,641               214             1,916
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             5,529             15,982             1,135             3,647
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (4,211)            (8,383)             (519)             (942)
  Investor A Shares..................................              (239)              (457)              (66)              (96)
  Investor B Shares..................................               (98)              (191)             (309)             (702)
  Investor C Shares..................................                (2)                (3)               (3)               (2)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --                --
  Investor A Shares..................................                --                 --                --                --
  Investor B Shares..................................                --                 --                --                --
  Investor C Shares..................................                --                 --                --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................             9,225             (1,784)             (179)              324
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................            10,204              5,164                59             2,229
NET ASSETS:
Beginning of period..................................           195,798            190,634            41,805            39,576
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      206,002     $      195,798    $       41,864    $       41,805
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          323     $          323    $           27    $           28
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 140

NATIONS FUNDS

      SOUTH CAROLINA INTERMEDIATE             SOUTH CAROLINA                TENNESSEE INTERMEDIATE
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/01         YEAR ENDED        9/30/01         YEAR ENDED        9/30/01         YEAR ENDED
     (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01
-------------------------------------------------------------------------------------------------------
    $        5,999   $       11,547   $          725   $        1,682   $        1,099   $        2,246
                22             (465)             525             (107)              --               16
               678            8,838             (242)           2,101              542            2,065
    --------------   --------------   --------------   --------------   --------------   --------------
             6,699           19,920            1,008            3,676            1,641            4,327
            (5,397)         (10,425)            (539)          (1,300)            (901)          (1,828)
              (405)            (757)             (30)             (47)            (174)            (358)
              (141)            (281)            (154)            (333)             (25)             (59)
               (56)             (84)              (2)              (2)              --*              --*
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
               314            4,503           (5,800)          (5,351)           2,619           (1,090)
    --------------   --------------   --------------   --------------   --------------   --------------
             1,014           12,876           (5,517)          (3,357)           3,160              992
           245,191          232,315           35,348           38,705           48,324           47,332
    --------------   --------------   --------------   --------------   --------------   --------------
    $      246,205   $      245,191   $       29,831   $       35,348   $       51,484   $       48,324
    ==============   ==============   ==============   ==============   ==============   ==============
    $          218   $          218   $           20   $           20   $           10   $           11
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     TENNESSEE                       TEXAS INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/01           YEAR ENDED         9/30/01          YEAR ENDED
                                                          (UNAUDITED)          3/31/01         (UNAUDITED)         3/31/01
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $          217     $          462    $        7,061    $       15,095
Net realized gain/(loss) on investments..............                27                 (3)              342              (912)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................                42                555               762            10,896
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................               286              1,014             8,165            25,079
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................              (109)              (232)           (6,896)          (14,818)
  Investor A Shares..................................               (39)               (75)             (124)             (195)
  Investor B Shares..................................               (64)              (149)              (41)              (82)
  Investor C Shares..................................                (4)                (6)               --*               --*
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --                --                --
  Investor A Shares..................................                --                 --                --                --
  Investor B Shares..................................                --                 --                --                --
  Investor C Shares..................................                --                 --                --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................              (576)              (852)           (6,303)          (50,947)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................              (506)              (300)           (5,199)          (40,963)
NET ASSETS:
Beginning of period..................................            10,315             10,615           293,443           334,406
                                                         --------------     --------------    --------------    --------------
End of period........................................    $        9,809     $       10,315    $      288,244    $      293,443
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           30     $           29    $          299    $          299
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 142

NATIONS FUNDS

                 TEXAS                     VIRGINIA INTERMEDIATE                   VIRGINIA
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/01         YEAR ENDED        9/30/01         YEAR ENDED        9/30/01         YEAR ENDED
     (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01
-------------------------------------------------------------------------------------------------------
    $          302   $          627   $        6,968   $       13,895   $          784   $        1,370
                60               92              602              (33)               6             (201)
                26              600              743           11,747              257            1,357
    --------------   --------------   --------------   --------------   --------------   --------------
               388            1,319            8,313           25,609            1,047            2,526
              (196)            (393)          (5,839)         (11,539)            (556)            (907)
               (10)             (16)            (959)          (1,999)             (23)             (31)
               (96)            (215)            (158)            (330)            (203)            (432)
                (1)              (3)             (13)             (27)              (1)              --*
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                36             (736)          (1,083)           9,165            4,084            2,614
    --------------   --------------   --------------   --------------   --------------   --------------
               121              (44)             261           20,879            4,348            3,770
            13,810           13,854          306,072          285,193           31,349           27,579
    --------------   --------------   --------------   --------------   --------------   --------------
    $       13,931   $       13,810   $      306,333   $      306,072   $       35,697   $       31,349
    ==============   ==============   ==============   ==============   ==============   ==============
    $           38   $           39   $          137   $          138   $           72   $           71
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                      SHORT-TERM MUNICIPAL INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2001
                                                              --------------------      ------------------
                                                              SHARES      DOLLARS       SHARES    DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   8,219     $ 83,570        4,691    $ 47,007
  Issued as reinvestment of dividends.......................       6           57            4          39
  Redeemed..................................................  (1,864)     (18,925)      (3,834)    (38,338)
                                                              ------     --------       ------    --------
  Net increase/(decrease)...................................   6,361     $ 64,702          861    $  8,708
                                                              ======     ========       ======    ========
INVESTOR A SHARES:
  Sold......................................................   4,398     $ 44,759          646    $  6,508
  Issued as reinvestment of dividends.......................      41          414           61         607
  Redeemed..................................................    (648)      (6,591)        (633)     (6,315)
                                                              ------     --------       ------    --------
  Net increase/(decrease)...................................   3,791     $ 38,582           74    $    800
                                                              ======     ========       ======    ========
INVESTOR B SHARES:
  Sold......................................................      --     $      2           --    $     --
  Issued as reinvestment of dividends.......................       4           36           17         171
  Redeemed..................................................     (78)        (790)        (383)     (3,826)
                                                              ------     --------       ------    --------
  Net increase/(decrease)...................................     (74)    $   (752)        (366)   $ (3,655)
                                                              ======     ========       ======    ========
INVESTOR C SHARES:
  Sold......................................................     569     $  5,795          128    $  1,275
  Issued as reinvestment of dividends.......................       2           15            4          42
  Redeemed..................................................    (101)      (1,020)        (155)     (1,541)
                                                              ------     --------       ------    --------
  Net increase/(decrease)...................................     470     $  4,790          (23)   $   (224)
                                                              ======     ========       ======    ========
  Total net increase/(decrease).............................  10,548     $107,322          546    $  5,629
                                                              ======     ========       ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 144

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    7,839    $  80,809       20,448    $ 202,560
  Issued in exchange for:
    Assets of Boatmen's Trust Company Intermediate
      Tax-Exempt
      Bond Fund (Note 8)....................................       --           --       20,653      204,013
    Assets of Bank IV Kansas U.S. Tax Exempt Bond Fund (Note
      8)....................................................       --           --        2,481       24,319
    Assets of BCA High Grade Tax Exempt Bond Fund (Note
      8)....................................................       --           --       12,824      124,078
  Issued as reinvestment of dividends.......................       36          368           86          853
  Redeemed..................................................  (10,278)    (104,139)     (25,614)    (253,151)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (2,403)   $ (22,962)      30,878    $ 302,672
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,316    $  13,326          872    $   8,704
  Issued as reinvestment of dividends.......................       17          192           32          318
  Redeemed..................................................     (502)      (5,122)        (885)      (8,755)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      831    $   8,396           19    $     267
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       76    $     783            3    $      30
  Issued as reinvestment of dividends.......................        2           17            4           44
  Redeemed..................................................      (34)        (343)         (34)        (336)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       44    $     457          (27)   $    (262)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       40    $     407            2    $      21
  Issued as reinvestment of dividends.......................        1            9            2           17
  Redeemed..................................................       --           --           (7)         (70)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       41    $     416           (3)   $     (32)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (1,487)   $ (13,693)      30,867    $ 302,645
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2001
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   7,654    $ 85,353       14,464    $ 157,002
  Issued in exchange for assets of Boatmen's Trust Company
    Tax Exempt
    Bond Fund (Note 8)......................................      --          --       30,910      319,789
  Issued as reinvestment of dividends.......................      15         170           34          368
  Redeemed..................................................  (8,834)    (97,845)     (17,964)    (194,301)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (1,165)   $(12,322)      27,444    $ 282,858
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   3,717    $ 41,084        5,113    $  55,544
  Issued as reinvestment of dividends.......................      51         564          108        1,169
  Redeemed..................................................  (2,747)    (30,472)      (5,119)     (55,775)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   1,021    $ 11,176          102    $     938
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      65    $    724           59    $     645
  Issued as reinvestment of dividends.......................       8          84           17          186
  Redeemed..................................................    (108)     (1,193)         (97)      (1,058)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (35)   $   (385)         (21)   $    (227)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      14    $    160            9    $      95
  Issued as reinvestment of dividends.......................       2          17            4           43
  Redeemed..................................................     (17)       (186)         (27)        (286)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      (1)   $     (9)         (14)   $    (148)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................    (180)   $ (1,540)      27,511    $ 283,421
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 146

NATIONS FUNDS

                                                                      CALIFORNIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,726    $ 20,218       3,382    $ 24,631
  Issued as reinvestment of dividends.......................       8          59          17         125
  Redeemed..................................................    (507)     (3,749)     (1,434)    (10,511)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,227    $ 16,528       1,965    $ 14,245
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,204    $ 16,454       3,156    $ 23,416
  Issued as reinvestment of dividends.......................     257       1,893         590       4,331
  Redeemed..................................................  (2,652)    (19,656)     (5,829)    (42,720)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (191)   $ (1,309)     (2,083)   $(14,973)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     136    $  1,007         244    $  1,793
  Issued as reinvestment of dividends.......................      11          82          19         141
  Redeemed..................................................     (79)       (588)        (84)       (620)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      68    $    501         179    $  1,314
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     167    $  1,227         123    $    901
  Issued as reinvestment of dividends.......................       3          24           2          14
  Redeemed..................................................     (46)       (342)         (1)         (4)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     124    $    909         124    $    911
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   2,228    $ 16,629         185    $  1,497
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 21, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,095    $ 22,530       6,568    $ 69,039
  Issued as reinvestment of dividends.......................       1           6           5          45
  Redeemed..................................................  (3,642)    (38,909)     (4,187)    (43,648)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,546)   $(16,373)      2,386    $ 25,436
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     309    $  3,295         302    $  3,169
  Issued as reinvestment of dividends.......................       5          51          24         251
  Redeemed..................................................    (204)     (2,175)       (767)     (8,021)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     110    $  1,171        (441)   $ (4,601)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      75    $    809          45    $    481
  Issued as reinvestment of dividends.......................       5          52          11         108
  Redeemed..................................................      (6)        (65)        (90)       (941)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      74    $    796         (34)   $   (352)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       4    $     36           5    $     52
  Issued as reinvestment of dividends.......................      --*          2          --*          5
  Redeemed..................................................      --*         --*         (1)         (6)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       4    $     38           4    $     51
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,358)   $(14,368)      1,915    $ 20,534
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 148

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     546    $  5,487       2,650    $ 25,710
  Issued as reinvestment of dividends.......................       4          42          11         110
  Redeemed..................................................  (1,377)    (13,722)     (1,739)    (16,785)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (827)   $ (8,193)        922    $  9,035
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     440    $  4,398         162    $  1,571
  Issued as reinvestment of dividends.......................      74         739         185       1,800
  Redeemed..................................................    (355)     (3,547)     (1,024)     (9,917)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     159    $  1,590        (677)   $ (6,546)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      93    $    933          85    $    826
  Issued as reinvestment of dividends.......................       8          85          22         212
  Redeemed..................................................    (140)     (1,399)       (367)     (3,549)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (39)   $   (381)       (260)   $ (2,511)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      11    $    116           5    $     48
  Issued as reinvestment of dividends.......................      --*         --*         --*          1
  Redeemed..................................................      --*         --*         (1)        (10)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      11    $    116           4    $     39
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (696)   $ (6,868)        (11)   $     17
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                  GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,230     $13,359        2,378    $ 25,106
  Issued as reinvestment of dividends.......................      --*          5            1          12
  Redeemed..................................................    (826)     (8,929)      (2,246)    (23,542)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................     404     $ 4,435          133    $  1,576
                                                              ======     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................     105     $ 1,140          156    $  1,665
  Issued as reinvestment of dividends.......................      16         178           42         441
  Redeemed..................................................    (102)     (1,120)        (372)     (3,917)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................      19     $   198         (174)   $ (1,811)
                                                              ======     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................      17     $   184           14    $    153
  Issued as reinvestment of dividends.......................       3          35            9          87
  Redeemed..................................................     (34)       (366)         (51)       (536)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................     (14)    $  (147)         (28)   $   (296)
                                                              ======     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................      20     $   212           --*   $     --*
  Issued as reinvestment of dividends.......................       1          11            3          28
  Redeemed..................................................      (8)        (85)          (5)        (50)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................      13     $   138           (2)   $    (22)
                                                              ======     =======       ======    ========
  Total net increase/(decrease).............................     422     $ 4,624          (71)   $   (553)
                                                              ======     =======       ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 150

NATIONS FUNDS

                                                                        GEORGIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2001
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     79      $   801         638     $ 6,134
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................   (118)      (1,188)       (270)     (2,608)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    (39)     $  (387)        368     $ 3,526
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................     11      $   114          67     $   662
  Issued as reinvestment of dividends.......................      3           32           8          81
  Redeemed..................................................    (11)        (115)        (91)       (896)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................      3      $    31         (16)    $  (153)
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................     17      $   180          24     $   227
  Issued as reinvestment of dividends.......................      9           87          21         207
  Redeemed..................................................   (136)      (1,361)       (208)     (2,028)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................   (110)     $(1,094)       (163)    $(1,594)
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................     24      $   244          --*    $    --*
  Issued as reinvestment of dividends.......................     --*          --*         --*          1
  Redeemed..................................................     (4)         (41)         (1)         (6)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     20      $   203          (1)    $    (5)
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................   (126)     $(1,247)        188     $ 1,774
                                                               ====      =======        ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         KANSAS MUNICIPAL INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001           PERIOD ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................     431      $  4,495      12,800      $ 10,035
  Issued in exchange for assets of Bank of America
    Common Trust Kansas Tax Exempt Fund (Note 8)............                               121       118,623
  Issued as reinvestment of dividends.......................       6            64          13           130
  Redeemed..................................................  (1,113)      (11,448)     (2,166)      (22,067)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................    (676)     $ (6,889)     10,768      $106,721
                                                              ======      ========      ======      ========
INVESTOR B SHARES:+
  Sold......................................................     328      $  3,375         220      $  2,210
  Issued as reinvestment of dividends.......................       2            19           2            22
  Redeemed..................................................     (96)         (991)       (160)       (1,630)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................     234      $  2,403          62      $    602
                                                              ======      ========      ======      ========
INVESTOR B SHARES:+
  Sold......................................................       3      $     25          25      $    250
  Issued as reinvestment of dividends.......................      --*            4           1             5
  Redeemed..................................................      --            --*         --            --*
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................       3      $     29          26      $    255
                                                              ======      ========      ======      ========
  Total net increase/(decrease).............................    (439)     $ (4,457)     10,856      $107,578
                                                              ======      ========      ======      ========

---------------

+ Kansas Municipal Income Primary A, Investor A and Investor B Shares commenced operations on July 17, 2000, August 14, 2000 and August 29, 2000, respectively.

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 152

NATIONS FUNDS

                                                                   MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,389      $ 15,361       2,696      $ 28,779
  Issued as reinvestment of dividends.......................       4            42           9            96
  Redeemed..................................................  (1,663)      (18,263)     (2,495)      (26,799)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................    (270)     $ (2,860)        210      $  2,076
                                                              ======      ========      ======      ========
INVESTOR A SHARES:
  Sold......................................................     115      $  1,272         252      $  2,681
  Issued as reinvestment of dividends.......................      21           234          52           559
  Redeemed..................................................     (60)         (656)       (271)       (2,892)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................      76      $    850          33      $    348
                                                              ======      ========      ======      ========
INVESTOR B SHARES:
  Sold......................................................      36      $    395          14      $    152
  Issued as reinvestment of dividends.......................       6            65          15           162
  Redeemed..................................................     (23)         (253)        (99)       (1,063)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................      19      $    207         (70)     $   (749)
                                                              ======      ========      ======      ========
INVESTOR C SHARES:
  Sold......................................................      45      $    500          10      $    113
  Issued as reinvestment of dividends.......................      --*            3           1             9
  Redeemed..................................................      (1)          (12)        (15)         (168)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................      44      $    491          (4)     $    (46)
                                                              ======      ========      ======      ========
  Total net increase/(decrease).............................    (131)     $ (1,312)        169      $  1,629
                                                              ======      ========      ======      ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        MARYLAND MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    325       $ 3,295        508       $ 4,964
  Issued as reinvestment of dividends.......................     --*            1         --*            2
  Redeemed..................................................   (265)       (2,660)      (365)       (3,531)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................     60       $   636        143       $ 1,435
                                                               ====       =======       ====       =======
INVESTOR A SHARES:
  Sold......................................................     39       $   401         90       $   884
  Issued as reinvestment of dividends.......................      3            34          8            75
  Redeemed..................................................    (26)         (265)       (19)         (184)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................     16       $   170         79       $   775
                                                               ====       =======       ====       =======
INVESTOR B SHARES:
  Sold......................................................    113       $ 1,151        200       $ 1,957
  Issued as reinvestment of dividends.......................     18           186         45           443
  Redeemed..................................................    (46)         (461)      (257)       (2,513)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................     85       $   876        (12)      $  (113)
                                                               ====       =======       ====       =======
INVESTOR C SHARES:
  Sold......................................................      9       $    92          4       $    40
  Issued as reinvestment of dividends.......................     --*            4          1             8
  Redeemed..................................................     --*           --*        --            --*
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................      9       $    96          5       $    48
                                                               ====       =======       ====       =======
  Total net increase/(decrease).............................    170       $ 1,778        215       $ 2,145
                                                               ====       =======       ====       =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 154

NATIONS FUNDS

                                                               NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2001
                                                              -------------------      --------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  1,515       $16,459       2,754      $ 28,334
  Issued as reinvestment of dividends.......................      6            66          17           173
  Redeemed..................................................   (826)       (8,724)     (2,951)      (30,411)
                                                              -----       -------      ------      --------
  Net increase/(decrease)...................................    695       $ 7,801        (180)     $ (1,904)
                                                              =====       =======      ======      ========
INVESTOR A SHARES:
  Sold......................................................    148       $ 1,585         239      $  2,454
  Issued as reinvestment of dividends.......................     12           127          30           308
  Redeemed..................................................    (75)         (796)       (241)       (2,499)
                                                              -----       -------      ------      --------
  Net increase/(decrease)...................................     85       $   916          28      $    263
                                                              =====       =======      ======      ========
INVESTOR B SHARES:
  Sold......................................................     86       $   922          14      $    151
  Issued as reinvestment of dividends.......................      6            63          14           144
  Redeemed..................................................    (49)         (521)        (41)         (427)
                                                              -----       -------      ------      --------
  Net increase/(decrease)...................................     43       $   464         (13)     $   (132)
                                                              =====       =======      ======      ========
INVESTOR C SHARES:
  Sold......................................................      4       $    42           2      $     15
  Issued as reinvestment of dividends.......................     --*            2          --*            3
  Redeemed..................................................     --*           --*         (3)          (29)
                                                              -----       -------      ------      --------
  Net increase/(decrease)...................................      4       $    44          (1)     $    (11)
                                                              =====       =======      ======      ========
  Total net increase/(decrease).............................    827       $ 9,225        (166)     $ (1,784)
                                                              =====       =======      ======      ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                    NORTH CAROLINA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2001
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    230      $ 2,317         685     $ 6,614
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................   (179)      (1,775)       (355)     (3,397)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     51      $   542         330     $ 3,217
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................     67      $   672         131     $ 1,274
  Issued as reinvestment of dividends.......................      4           45           8          75
  Redeemed..................................................    (11)        (112)        (21)       (203)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     60      $   605         118     $ 1,146
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................     73      $   749          89     $   874
  Issued as reinvestment of dividends.......................     18          178          51         494
  Redeemed..................................................   (235)      (2,345)       (564)     (5,438)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................   (144)     $(1,418)       (424)    $(4,070)
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................      9      $    90           3     $    29
  Issued as reinvestment of dividends.......................     --*           2          --*          2
  Redeemed..................................................     --*          --*         --          --*
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................      9      $    92           3     $    31
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................    (24)     $  (179)         27     $   324
                                                               ====      =======        ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 156

NATIONS FUNDS

                                                              SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,637    $ 17,959       3,272    $ 33,974
  Issued as reinvestment of dividends.......................       3          35           8          80
  Redeemed..................................................  (1,598)    (16,977)     (2,787)    (28,918)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      42    $  1,017         493    $  5,136
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     104    $  1,153         423    $  4,461
  Issued as reinvestment of dividends.......................      12         126          26         270
  Redeemed..................................................    (283)     (3,011)       (412)     (4,234)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (167)   $ (1,732)         37    $    497
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      38    $    426          15    $    160
  Issued as reinvestment of dividends.......................       7          70          16         161
  Redeemed..................................................     (31)       (332)        (77)       (798)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      14    $    164         (46)   $   (477)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     119    $  1,268          71    $    753
  Issued as reinvestment of dividends.......................       3          33           6          61
  Redeemed..................................................     (41)       (436)       (141)     (1,467)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      81    $    865         (64)   $   (653)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     (30)   $    314         420    $  4,503
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     SOUTH CAROLINA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     13      $   174        2,356    $ 23,820
  Issued as reinvestment of dividends.......................     --*          --*           1           8
  Redeemed..................................................   (631)      (6,488)      (2,794)    (28,185)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (618)     $(6,314)        (437)   $ (4,357)
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................     63      $   653           66    $    674
  Issued as reinvestment of dividends.......................      2           19            4          36
  Redeemed..................................................    (26)        (267)         (60)       (608)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     39      $   405           10    $    102
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     17      $   185           31    $    306
  Issued as reinvestment of dividends.......................      8           85           22         217
  Redeemed..................................................    (71)        (735)        (164)     (1,621)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (46)     $  (465)        (111)   $ (1,098)
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     55      $   573           --    $     --
  Issued as reinvestment of dividends.......................     --*           1           --*          2
  Redeemed..................................................     --           --           --          --
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     55      $   574           --    $      2
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (570)     $(5,800)        (538)   $ (5,351)
                                                               ====      =======       ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 158

NATIONS FUNDS

                                                                TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2001
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    413      $ 4,291         462     $ 4,633
  Issued as reinvestment of dividends.......................      4           43          10         105
  Redeemed..................................................   (210)      (2,176)       (519)     (5,222)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    207      $ 2,158         (47)    $  (484)
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................     65      $   681          49     $   486
  Issued as reinvestment of dividends.......................     12          124          30         307
  Redeemed..................................................    (31)        (322)        (99)     (1,000)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     46      $   483         (20)    $  (207)
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................      7      $    72           1     $     5
  Issued as reinvestment of dividends.......................      2           16           4          42
  Redeemed..................................................    (11)        (110)        (45)       (446)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     (2)     $   (22)        (40)    $  (399)
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................     --      $    --          --     $    --
  Issued as reinvestment of dividends.......................     --*          --*         --*         --*
  Redeemed..................................................     --           --          --          --*
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     --      $    --          --     $    --
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................    251      $ 2,619        (107)    $(1,090)
                                                               ====      =======        ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        TENNESSEE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    22         $ 228          91       $   896
  Issued as reinvestment of dividends.......................    --*           --*         --*           --*
  Redeemed..................................................   (40)         (407)       (158)       (1,530)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................   (18)        $(179)        (67)      $  (634)
                                                               ===         =====        ====       =======
INVESTOR A SHARES:
  Sold......................................................    17         $ 172          74       $   724
  Issued as reinvestment of dividends.......................     1             6           2            17
  Redeemed..................................................    --*           --*        (50)         (480)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................    18         $ 178          26       $   261
                                                               ===         =====        ====       =======
INVESTOR B SHARES:
  Sold......................................................    11         $ 116          --*      $     2
  Issued as reinvestment of dividends.......................     4            42          12           116
  Redeemed..................................................   (79)         (809)        (62)         (609)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................   (64)        $(651)        (50)      $  (491)
                                                               ===         =====        ====       =======
INVESTOR C SHARES:
  Sold......................................................     7         $  74           1       $     6
  Issued as reinvestment of dividends.......................    --*            2           1             6
  Redeemed..................................................    --*           --*         --            --*
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................     7         $  76           2       $    12
                                                               ===         =====        ====       =======
  Total net increase/(decrease).............................   (57)        $(576)        (89)      $  (852)
                                                               ===         =====        ====       =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 160

NATIONS FUNDS

                                                                    TEXAS INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,304      $ 13,580       2,653      $ 26,811
  Issued as reinvestment of dividends.......................       1             9           2            16
  Redeemed..................................................  (2,152)      (22,198)     (7,563)      (75,991)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................    (847)     $ (8,609)     (4,908)     $(49,164)
                                                              ======      ========      ======      ========
INVESTOR A SHARES:
  Sold......................................................     306      $  3,166         389      $  3,924
  Issued as reinvestment of dividends.......................       4            36           7            75
  Redeemed..................................................     (73)         (751)       (584)       (5,851)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................     237      $  2,451        (188)     $ (1,852)
                                                              ======      ========      ======      ========
INVESTOR B SHARES:
  Sold......................................................      --*     $      4          15      $    159
  Issued as reinvestment of dividends.......................       3            25           6            60
  Redeemed..................................................     (17)         (174)        (14)         (150)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................     (14)     $   (145)          7      $     69
                                                              ======      ========      ======      ========
INVESTOR C SHARES:
  Sold......................................................      --      $     --          --      $     --
  Issued as reinvestment of dividends.......................      --*           --*         --*           --*
  Redeemed..................................................      --            --          --            --*
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................      --      $     --          --      $     --
                                                              ======      ========      ======      ========
  Total net increase/(decrease).............................    (624)     $ (6,303)     (5,089)     $(50,947)
                                                              ======      ========      ======      ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          TEXAS MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    47         $ 479         140       $ 1,364
  Issued as reinvestment of dividends.......................    --*           --*         --*           --*
  Redeemed..................................................   (50)         (504)       (144)       (1,397)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................    (3)        $ (25)         (4)      $   (33)
                                                               ===         =====        ====       =======
INVESTOR A SHARES:
  Sold......................................................    20         $ 205          --*      $   --*
  Issued as reinvestment of dividends.......................    --*            1          --*            2
  Redeemed..................................................    --            --          (1)          (12)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................    20         $ 206          (1)      $   (10)
                                                               ===         =====        ====       =======
INVESTOR B SHARES:
  Sold......................................................     8         $  82          14       $   133
  Issued as reinvestment of dividends.......................     4            43          12           115
  Redeemed..................................................   (18)         (185)        (97)         (944)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................    (6)        $ (60)        (71)      $  (696)
                                                               ===         =====        ====       =======
INVESTOR C SHARES:
  Sold......................................................    --*        $   1          --       $    --
  Issued as reinvestment of dividends.......................    --*            1          --*            4
  Redeemed..................................................    (9)          (87)         --*           (1)
                                                               ---         -----        ----       -------
  Net increase/(decrease)...................................    (9)        $ (85)         --       $     3
                                                               ===         =====        ====       =======
  Total net increase/(decrease).............................     2         $  36         (76)      $  (736)
                                                               ===         =====        ====       =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 162

NATIONS FUNDS

                                                                   VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,720      $ 19,119       6,077      $ 64,610
  Issued as reinvestment of dividends.......................       4            40           8            84
  Redeemed..................................................  (1,847)      (20,157)     (4,706)      (50,317)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................    (123)     $   (998)      1,379      $ 14,377
                                                              ======      ========      ======      ========
INVESTOR A SHARES:
  Sold......................................................     199      $  2,250         141      $  1,487
  Issued as reinvestment of dividends.......................      49           535         121         1,289
  Redeemed..................................................    (231)       (2,531)       (705)       (7,465)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................      17      $    254        (443)     $ (4,689)
                                                              ======      ========      ======      ========
INVESTOR B SHARES:
  Sold......................................................      16      $    189          17      $    186
  Issued as reinvestment of dividends.......................       8            90          21           225
  Redeemed..................................................     (47)         (509)        (91)         (966)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................     (23)     $   (230)        (53)     $   (555)
                                                              ======      ========      ======      ========
INVESTOR C SHARES:
  Sold......................................................       5      $     54          15      $    159
  Issued as reinvestment of dividends.......................       1            10           2            24
  Redeemed..................................................     (16)         (173)        (14)         (151)
                                                              ------      --------      ------      --------
  Net increase/(decrease)...................................     (10)     $   (109)          3      $     32
                                                              ======      ========      ======      ========
  Total net increase/(decrease).............................    (139)     $ (1,083)        886      $  9,165
                                                              ======      ========      ======      ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        VIRGINIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    629       $ 6,164        581       $ 5,576
  Issued as reinvestment of dividends.......................     --            --         --            --
  Redeemed..................................................   (195)       (1,921)      (310)       (2,956)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................    434       $ 4,243        271       $ 2,620
                                                               ====       =======       ====       =======
INVESTOR A SHARES:
  Sold......................................................     37       $   364         58       $   551
  Issued as reinvestment of dividends.......................      1            12          2            17
  Redeemed..................................................    (22)         (215)       (18)         (170)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................     16       $   161         42       $   398
                                                               ====       =======       ====       =======
INVESTOR B SHARES:
  Sold......................................................     27       $   270         53       $   511
  Issued as reinvestment of dividends.......................     11           111         29           278
  Redeemed..................................................    (71)         (702)      (130)       (1,243)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................    (33)      $  (321)       (48)      $  (454)
                                                               ====       =======       ====       =======
INVESTOR C SHARES:
  Sold......................................................     --*      $     1          5       $    50
  Issued as reinvestment of dividends.......................     --*            1         --*           --*
  Redeemed..................................................     --*           (1)        --            --*
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................     --       $     1          5       $    50
                                                               ====       =======       ====       =======
Total net increase/(decrease)...............................    417       $ 4,084        270       $ 2,614
                                                               ====       =======       ====       =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 164

                      (This page intentionally left blank)

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.


                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.14          $0.21            $ 0.08             $0.29           $(0.21)
Year ended 3/31/2001#...........................       9.94           0.44              0.20              0.64            (0.44)
Year ended 3/31/2000#...........................      10.10           0.41             (0.16)             0.25            (0.41)
Year ended 3/31/1999#...........................      10.05           0.41              0.05              0.46            (0.41)
Year ended 3/31/1998............................       9.95           0.42              0.10              0.52            (0.42)
Year ended 3/31/1997............................       9.98           0.44             (0.03)             0.41            (0.44)
INVESTOR A SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.14          $0.19            $ 0.08             $0.27           $(0.19)
Year ended 3/31/2001#...........................       9.94           0.41              0.21              0.62            (0.42)
Year ended 3/31/2000#...........................      10.10           0.39             (0.16)             0.23            (0.39)
Year ended 3/31/1999#...........................      10.05           0.39              0.05              0.44            (0.39)
Year ended 3/31/1998............................       9.95           0.40              0.10              0.50            (0.40)
Year ended 3/31/1997............................       9.98           0.42             (0.03)             0.39            (0.42)
INVESTOR B SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.14          $0.16            $ 0.08             $0.24           $(0.16)
Year ended 3/31/2001#...........................    9.94...           0.34              0.20              0.54            (0.34)
Year ended 3/31/2000#...........................    10.10..           0.36             (0.16)             0.20            (0.36)
Year ended 3/31/1999#...........................    10.05..           0.38              0.05              0.43            (0.38)
Year ended 3/31/1998............................       9.95           0.39              0.10              0.49            (0.39)
Year ended 3/31/1997............................       9.98           0.40             (0.03)             0.37            (0.40)
INVESTOR C SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.14          $0.16            $ 0.08             $0.24           $(0.16)
Year ended 3/31/2001#...........................       9.94           0.34              0.20              0.54            (0.34)
Year ended 3/31/2000#...........................      10.10           0.32             (0.16)             0.16            (0.32)
Year ended 3/31/1999#...........................      10.05           0.40              0.02              0.42            (0.37)
Year ended 3/31/1998............................       9.95           0.39              0.10              0.49            (0.39)
Year ended 3/31/1997............................       9.98           0.40             (0.03)             0.37            (0.40)

---------------

 * Effective April 1, 2001, the Short-Term Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.89% to 4.01%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.64% to 3.76%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 2.89% to 3.01%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 2.89% to 3.01%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 166

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------
   $10.22         2.85%     $170,804       0.40%+(a)     4.01%+            9%           0.65%+
    10.14         6.61       105,004       0.40(a)         4.41           38            0.66
     9.94         2.58        94,393       0.40(a)         4.16           90            0.77
    10.10         4.71        79,002       0.40(a)         4.11           53            0.80
    10.05         5.33        70,740       0.40(a)         4.17           94            0.77
     9.95         4.15        61,072       0.40(a)         4.36           80            0.84
   $10.22         2.72%     $ 62,534       0.65%+(a)     3.76%+            9%           0.90%+
    10.14         6.34        23,613       0.65(a)         4.16           38            0.91
     9.94         2.35        22,415       0.63(a)         3.93           90            1.02
    10.10         4.50        35,805       0.60(a)         3.91           53            1.05
    10.05         5.12        23,580       0.60(a)         3.97           94            0.97
     9.95         3.96         8,417       0.60(a)         4.16           80            1.04
   $10.22         2.34%     $  2,730       1.40%+(a)     3.01%+            9%           1.65%+
    10.14         5.56         3,463       1.40(a)         3.41           38            1.66
     9.94         1.99         7,030       0.94(a)         3.62           90            1.77
    10.10         4.34        13,931       0.75(a)         3.76           53            1.80
    10.05         4.96        13,753       0.75(a)         3.82           94            1.12
     9.95         3.78        10,655       0.75(a)         4.01           80            1.19
   $10.22         2.33%     $  6,225       1.40%+(a)     3.01%+            9%           1.65%+
    10.14         5.55         1,417       1.40(a)         3.41           38            1.66
     9.94         1.57         1,616       1.40(a)         3.16           90            1.77
    10.10         4.29         2,583       0.83(a)         3.68           53            1.80
    10.05         4.99         1,388       0.75(a)         3.82           94            1.12
     9.95         3.79         1,080       0.75(a)         4.01           80            1.19

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.15         $0.24           $ 0.09           $ 0.33          $(0.24)       $   --
Year ended 3/31/2001.................      9.78          0.47             0.37             0.84           (0.47)           --
Year ended 3/31/2000#................     10.30          0.47            (0.50)           (0.03)          (0.47)        (0.02)
Year ended 3/31/1999.................     10.30          0.47             0.07             0.54           (0.47)        (0.07)
Year ended 3/31/1998.................     10.01          0.48             0.33             0.81           (0.48)        (0.04)
Year ended 3/31/1997.................     10.03          0.48            (0.02)            0.46           (0.48)           --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.15         $0.22           $ 0.09           $ 0.31          $(0.22)       $   --
Year ended 3/31/2001.................      9.78          0.46             0.36             0.82           (0.45)           --
Year ended 3/31/2000#................     10.30          0.45            (0.50)           (0.05)          (0.45)        (0.02)
Year ended 3/31/1999.................     10.30          0.45             0.07             0.52           (0.45)        (0.07)
Year ended 3/31/1998.................     10.01          0.46             0.33             0.79           (0.46)        (0.04)
Year ended 3/31/1997.................     10.03          0.46            (0.02)            0.44           (0.46)           --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.15         $0.19           $ 0.09           $ 0.28          $(0.19)       $   --
Year ended 3/31/2001.................      9.78          0.37             0.37             0.74           (0.37)           --
Year ended 3/31/2000#................     10.30          0.38            (0.50)           (0.12)          (0.38)        (0.02)
Year ended 3/31/1999.................     10.30          0.39             0.07             0.46           (0.39)        (0.07)
Year ended 3/31/1998.................     10.01          0.41             0.33             0.74           (0.41)        (0.04)
Year ended 3/31/1997.................     10.03          0.43            (0.02)            0.41           (0.43)           --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.16         $0.18           $ 0.08           $ 0.26          $(0.18)       $   --
Year ended 3/31/2001.................      9.78          0.37             0.38             0.75           (0.37)           --
Year ended 3/31/2000#................     10.30          0.38            (0.50)           (0.12)          (0.38)        (0.02)
Year ended 3/31/1999.................     10.30          0.40             0.09             0.49           (0.42)        (0.07)
Year ended 3/31/1998.................     10.01          0.42             0.33             0.75           (0.42)        (0.04)
Year ended 3/31/1997.................     10.03          0.43            (0.02)            0.41           (0.43)           --

---------------

 * Effective April 1, 2001, the Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.37% to 4.64%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.12% to 4.39%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.37% to 3.64%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.37% to 3.64%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 168

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.24)         $10.24         3.26%    $1,181,933      0.50%+(a)       4.64%+          7%           0.68%+
    (0.47)          10.15         8.81      1,196,121      0.50(a)         4.73           17            0.68
    (0.49)           9.78        (0.27)       849,966      0.50(a)         4.75           30            0.70
    (0.54)          10.30         5.33        918,367      0.50(a)         4.55           40            0.68
    (0.52)          10.30         8.20        867,154      0.50(a)         4.65           47            0.74
    (0.48)          10.01         4.63        108,204      0.50(a)         4.74           21            0.81
   $(0.22)         $10.24         3.13%    $   29,416      0.75%+(a)       4.39%+          7%           0.93%+
    (0.45)          10.15         8.54         20,728      0.75(a)         4.48           17            0.93
    (0.47)           9.78        (0.49)        19,782      0.73(a)         4.52           30            0.95
    (0.52)          10.30         5.12         16,149      0.70(a)         4.35           40            0.93
    (0.50)          10.30         7.99          6,487      0.70(a)         4.45           47            0.94
    (0.46)          10.01         4.42          2,067      0.70(a)         4.54           21            1.01
   $(0.19)         $10.24         2.74%    $    3,037      1.50%+(a)       3.64%+          7%           1.68%+
    (0.37)          10.15         7.74          2,563      1.50(a)         3.73           17            1.68
    (0.40)           9.78        (1.18)         2,733      1.42(a)         3.83           30            1.70
    (0.46)          10.30         4.49          2,556      1.30(a)         3.75           40            1.68
    (0.45)          10.30         7.50          2,023      1.20(a)         3.95           47            1.44
    (0.43)          10.01         4.12          1,481      1.00(a)         4.24           21            1.31
   $(0.18)         $10.24         2.64%    $      951      1.50%+(a)       3.64%+          7%           1.68%+
    (0.37)          10.16         7.84            528      1.50(a)         3.73           17            1.68
    (0.40)           9.78        (1.19)           539      1.50(a)         3.75           30            1.70
    (0.49)          10.30         4.80          1,511      1.21(a)         3.84           40            1.68
    (0.46)          10.30         7.62          1,590      1.20(a)         3.95           47            1.44
    (0.43)          10.01         4.11            756      1.00(a)         4.24           21            1.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS  (CONTINUED)
For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited).............................   $11.14         $0.28           $ 0.01           $ 0.29          $(0.28)
Year ended 3/31/2001#.....................    10.69          0.56             0.45             1.01           (0.56)
Year ended 3/31/2000#.....................    11.48          0.54            (0.78)           (0.24)          (0.54)
Year ended 3/31/1999......................    11.46          0.54             0.07             0.61           (0.54)
Year ended 3/31/1998......................    10.89          0.57             0.62             1.19           (0.57)
Year ended 3/31/1997......................    10.84          0.59             0.05             0.64           (0.59)
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited).............................   $11.14         $0.27           $ 0.01           $ 0.28          $(0.27)
Year ended 3/31/2001#.....................    10.68          0.53             0.46             0.99           (0.53)
Year ended 3/31/2000#.....................    11.48          0.52            (0.79)           (0.27)          (0.52)
Year ended 3/31/1999......................    11.46          0.52             0.07             0.59           (0.52)
Year ended 3/31/1998......................    10.89          0.54             0.62             1.16           (0.54)
Year ended 3/31/1997......................    10.84          0.57             0.05             0.62           (0.57)
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited).............................   $11.13         $0.22           $ 0.02           $ 0.24          $(0.22)
Year ended 3/31/2001#.....................    10.69          0.45             0.44             0.89           (0.45)
Year ended 3/31/2000#.....................    11.48          0.44            (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46          0.44             0.08             0.52           (0.45)
Year ended 3/31/1998......................    10.89          0.48             0.62             1.10           (0.48)
Year ended 3/31/1997......................    10.84          0.51             0.05             0.56           (0.51)
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited).............................   $11.14         $0.22           $ 0.01           $ 0.23          $(0.22)
Year ended 3/31/2001#.....................    10.69          0.45             0.45             0.90           (0.45)
Year ended 3/31/2000#.....................    11.48          0.44            (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46          0.46             0.07             0.53           (0.46)
Year ended 3/31/1998......................    10.89          0.49             0.62             1.11           (0.49)
Year ended 3/31/1997......................    10.84          0.53             0.05             0.58           (0.53)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited).............................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
Year ended 3/31/1997......................         --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited).............................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
Year ended 3/31/1997......................         --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited).............................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
Year ended 3/31/1997......................         --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited).............................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
Year ended 3/31/1997......................         --

---------------

 * Effective April 1, 2001, the Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.81% to 5.02%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.56% to 4.77%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.81% to 4.02%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.81% to 4.02%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 170

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD       AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.28)         $11.15         2.64%     $869,784       0.60%+(a)       5.02%+          9%           0.79%+
    (0.56)          11.14         9.80       881,611       0.60(a)         5.13           18            0.79
    (0.55)          10.69        (2.08)      552,650       0.60(a)         4.99           36            0.82
    (0.59)          11.48         5.42       635,629       0.60(a)         4.71           11            0.80
    (0.62)          11.46        11.12       456,485       0.60(a)         4.97           38            0.84
    (0.59)          10.89         6.03        77,260       0.60(a)         5.41           25            0.91
   $(0.27)         $11.15         2.51%     $ 50,028       0.85%+(a)       4.77%+          9%           1.04%+
    (0.53)          11.14         9.55        38,591       0.83(a)         4.90           18            1.04
    (0.53)          10.68        (2.28)       35,937       0.83(a)         4.76           36            1.07
    (0.57)          11.48         5.21        28,625       0.80(a)         4.51           11            1.05
    (0.59)          11.46        10.89        19,226       0.80(a)         4.77           38            1.04
    (0.57)          10.89         5.82        15,075       0.80(a)         5.21           25            1.11
   $(0.22)         $11.15         2.22%     $  8,548       1.60%+(a)       4.02%+          9%           1.79%+
    (0.45)          11.13         8.62         8,930       1.60(a)         4.13           18            1.79
    (0.45)          10.69        (2.99)        8,795       1.53(a)         4.06           36            1.82
    (0.50)          11.48         4.53        13,810       1.45(a)         3.86           11            1.80
    (0.53)          11.46        10.23        15,383       1.42(a)         4.15           38            1.66
    (0.51)          10.89         5.24        14,615       1.35(a)         4.66           25            1.66
   $(0.22)         $11.15         2.12%     $  1,308       1.60%+(a)       4.02%+          9%           1.79%+
    (0.45)          11.14         8.71         1,318       1.60(a)         4.13           18            1.79
    (0.45)          10.69        (3.03)        1,418       1.60(a)         3.99           36            1.82
    (0.51)          11.48         4.64         2,150       1.36(a)         3.95           11            1.80
    (0.54)          11.46        10.37         2,444       1.33(a)         4.24           38            1.57
    (0.53)          10.89         5.50         1,713       1.10(a)         4.91           25            1.41

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................     $7.45         $0.18           $ 0.07           $ 0.25          $(0.18)       $(0.02)
Year ended 3/31/2001#................      7.13          0.37             0.33             0.70           (0.36)        (0.02)
Period ended 3/31/2000***............      7.51          0.30            (0.36)           (0.06)          (0.30)        (0.02)
INVESTOR A SHARES*
Six months ended 9/30/2001*#
  (unaudited)........................     $7.47         $0.17           $ 0.06           $ 0.23          $(0.17)       $(0.02)
Year ended 3/31/2001#................      7.14          0.35             0.34             0.69           (0.34)        (0.02)
Period ended 3/31/2000...............      7.50          0.31            (0.34)           (0.03)          (0.31)        (0.02)
Period ended 5/14/1999...............      7.60          0.07            (0.10)           (0.03)          (0.07)           --
Year ended 2/28/1999.................      7.64          0.34             0.10             0.44           (0.34)        (0.14)
Year ended 2/28/1998.................      7.35          0.35             0.29             0.64           (0.35)           --
Year ended 2/28/1997**...............      7.45          0.36            (0.05)            0.31           (0.36)        (0.05)
INVESTOR B SHARES*
Six months ended 9/30/2001*#
  (unaudited)........................     $7.47         $0.14           $ 0.07           $ 0.21          $(0.14)       $(0.02)
Year ended 3/31/2001#................      7.14          0.30             0.34             0.64           (0.29)        (0.02)
Period ended 3/31/2000...............      7.51          0.27            (0.35)           (0.08)          (0.27)        (0.02)
Period ended 5/14/1999...............      7.61          0.06            (0.10)           (0.04)          (0.06)           --
Period ended 2/28/1999***............      7.61          0.16             0.14             0.30           (0.16)        (0.14)
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................     $7.44         $0.13           $ 0.07           $ 0.20          $(0.13)       $(0.02)
Year ended 3/31/2001#................      7.12          0.30             0.33             0.63           (0.29)        (0.02)
Period ended 3/31/2000***............      7.31          0.19            (0.17)            0.02           (0.19)        (0.02)

---------------

 * Effective April 1, 2001, the California Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:
     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.77%.
     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.32% to 4.52%.
     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.57% to 3.77%.
     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.57% to 3.77%.
   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund A and B Shares, which were reorganized into the California Municipal Bond Investor A and Investor B Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

*** California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 29, 1999, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 172

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.20)          $7.50         3.45%     $ 54,234       0.60%+          4.77%+          6%           0.83%+
    (0.38)           7.45        10.05        37,285       0.60(a)         5.04           20            0.82
    (0.32)           7.13        (0.66)       21,654       0.60+(a)        4.70+          34            0.79+
   $(0.19)          $7.51         3.17%     $148,813       0.85%+          4.52%+          6%           1.08%+
    (0.36)           7.47         9.93       149,282       0.83(a)         4.81           20            1.07
    (0.33)           7.14        (0.46)      157,672       0.80+(a)        4.50+          34            1.04+
    (0.07)           7.50        (0.42)      206,000      0.93+            4.40+           1            0.96+
    (0.48)           7.60         5.94       219,000       0.93            4.42           42            0.93
    (0.35)           7.64         9.18       214,000       0.90(b)         4.74           28         1.06(b)
    (0.41)           7.35         4.29       221,000       0.90(b)         4.88           34         1.10(b)
   $(0.16)          $7.52         2.92%     $  6,277       1.60%+          3.77%+          6%           1.83%+
    (0.31)           7.47         9.15         5,729       1.55(a)         4.09           20            1.82
    (0.29)           7.14        (1.16)        4,206       1.45+(a)        3.85+          34            1.79+
    (0.06)           7.51        (0.57)        3,000      1.66+            3.63+           1            1.69+
    (0.30)           7.61         4.09         2,000       1.70+(b)        3.67+          42            1.71+(b)
   $(0.15)          $7.49         2.93%     $  2,131       1.60%+          3.77%+          6%           1.83%+
    (0.31)           7.44         8.97         1,191       1.60(a)         4.04           20            1.82
    (0.21)           7.12         0.30           258       1.60+(a)        3.70+          34            1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.70          $0.25            $ 0.07            $ 0.32           $(0.25)
Year ended 3/31/2001............................      10.34           0.50              0.37              0.87            (0.51)
Year ended 3/31/2000#...........................      10.79           0.50             (0.45)             0.05            (0.50)
Year ended 3/31/1999............................      10.77           0.50              0.02              0.52            (0.50)
Year ended 3/31/1998............................      10.40           0.50              0.37              0.87            (0.50)
Year ended 3/31/1997............................      10.46           0.49             (0.06)             0.43            (0.49)
INVESTOR A SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.69          $0.24            $ 0.07            $ 0.31           $(0.24)
Year ended 3/31/2001............................      10.33           0.48              0.36              0.84            (0.48)
Year ended 3/31/2000#...........................      10.79           0.48             (0.46)             0.02            (0.48)
Year ended 3/31/1999............................      10.77           0.48              0.02              0.50            (0.48)
Year ended 3/31/1998............................      10.40           0.48              0.37              0.85            (0.48)
Year ended 3/31/1997............................      10.46           0.47             (0.06)             0.41            (0.47)
INVESTOR B SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.70          $0.20            $ 0.07            $ 0.27           $(0.20)
Year ended 3/31/2001............................      10.34           0.40              0.36              0.76            (0.40)
Year ended 3/31/2000#...........................      10.79           0.41             (0.45)            (0.04)           (0.41)
Year ended 3/31/1999............................      10.77           0.42              0.02              0.44            (0.42)
Year ended 3/31/1998............................      10.40           0.43              0.37              0.80            (0.43)
Year ended 3/31/1997............................      10.46           0.44             (0.06)             0.38            (0.44)
INVESTOR C SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.72          $0.20            $ 0.06            $ 0.26           $(0.20)
Year ended 3/31/2001............................      10.36           0.40              0.36              0.76            (0.40)
Year ended 3/31/2000#...........................      10.79           0.40             (0.43)            (0.03)           (0.40)
Year ended 3/31/1999............................      10.77           0.41              0.03              0.44            (0.42)
Year ended 3/31/1998#...........................      10.40           0.43              0.37              0.80            (0.43)
Year ended 3/31/1997............................      10.46           0.44             (0.06)             0.38            (0.44)

---------------

 * Effective April 1, 2001, the Florida Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.54% to 4.69%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.29% to 4.44%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.54% to 3.69%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.54% to 3.69%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 174

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
  NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
    VALUE                    END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
   END OF        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
   PERIOD       RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------
   $10.77         3.04%     $225,326       0.50%+(a)       4.69%+          5%           0.72%+
    10.70         8.59       240,441       0.50(a)         4.82            6            0.71
    10.34         0.54       207,704       0.50(a)         4.80           12            0.74
    10.79         4.95       234,530       0.50            4.65           14            0.72
    10.77         8.55       203,710       0.50(a)         4.74           13            0.76
    10.40         4.22        51,748       0.50(a)         4.72           16            0.81
   $10.76         2.92%     $  6,533       0.75%+(a)       4.44%+          5%           0.97%+
    10.69         8.33         5,319       0.75(a)         4.57            6            0.96
    10.33         0.22         9,695       0.73(a)         4.57           12            0.99
    10.79         4.74        12,783       0.70            4.45           14            0.97
    10.77         8.34         7,205       0.70(a)         4.54           13            0.96
    10.40         4.01         2,142       0.70(a)         4.52           16            1.01
   $10.77         2.53%     $  5,256       1.50%+(a)       3.69%+          5%           1.72%+
    10.70         7.52         4,429       1.50(a)         3.82            6            1.71
    10.34        (0.38)        4,639       1.41(a)         3.89           12            1.74
    10.79         4.11         5,090       1.30            3.85           14            1.72
    10.77         7.80         3,606       1.20(a)         4.04           13            1.46
    10.40         3.70         3,488       1.00(a)         4.22           16            1.31
   $10.78         2.43%     $    212       1.50%+(a)       3.69%+          5%           1.72%+
    10.72         7.49           172       1.50(a)         3.82            6            1.71
    10.36        (0.26)          117       1.50(a)         3.80           12            1.74
    10.79         4.10         1,416       1.36            3.79           14            1.72
    10.77         7.80           188       1.20(a)         4.04           13            1.46
    10.40         3.71           272       1.00(a)         4.22           16            1.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*# (unaudited)........      $9.98          $0.24            $ 0.11            $ 0.35           $(0.24)
Year ended 3/31/2001............................       9.53           0.48              0.46              0.94            (0.48)
Year ended 3/31/2000............................       9.99           0.48             (0.46)             0.02            (0.48)
Year ended 3/31/1999............................       9.99           0.48              0.00              0.48            (0.48)
Year ended 3/31/1998............................       9.48           0.48              0.51              0.99            (0.48)
Year ended 3/31/1997............................       9.47           0.48              0.01              0.49            (0.48)
INVESTOR A SHARES
Six months ended 9/30/2001*# (unaudited)........      $9.98          $0.23            $ 0.11            $ 0.34           $(0.23)
Year ended 3/31/2001............................       9.53           0.45              0.46              0.91            (0.45)
Year ended 3/31/2000............................       9.99           0.46             (0.46)               --            (0.46)
Year ended 3/31/1999............................       9.99           0.46              0.00              0.46            (0.46)
Year ended 3/31/1998............................       9.48           0.46              0.51              0.97            (0.46)
Year ended 3/31/1997............................       9.47           0.46              0.01              0.47            (0.46)
INVESTOR B SHARES
Six months ended 9/30/2001*# (unaudited)........      $9.98          $0.19            $ 0.11            $ 0.30           $(0.19)
Year ended 3/31/2001............................       9.53           0.38              0.46              0.84            (0.38)
Year ended 3/31/2000............................       9.99           0.39             (0.46)            (0.07)           (0.39)
Year ended 3/31/1999............................       9.99           0.40              0.00              0.40            (0.40)
Year ended 3/31/1998............................       9.48           0.40              0.51              0.91            (0.40)
Year ended 3/31/1997............................       9.47           0.41              0.01              0.42            (0.41)
INVESTOR C SHARES
Six months ended 9/30/2001*# (unaudited)........      $9.97          $0.19            $ 0.11            $ 0.30           $(0.19)
Year ended 3/31/2001............................       9.53           0.37              0.46              0.83            (0.38)
Year ended 3/31/2000............................       9.99           0.38             (0.46)            (0.08)           (0.38)
Year ended 3/31/1999#...........................       9.99           0.37              0.03              0.40            (0.40)
Year ended 3/31/1998#...........................       9.48           0.41              0.51              0.92            (0.41)
Year ended 3/31/1997............................       9.47           0.44              0.01              0.45            (0.44)

---------------

 * Effective April 1, 2001, the Florida Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.59% to 4.76%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.34% to 4.51%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.59% to 3.76%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.59% to 3.76%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 176

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   ---------------
                                                                         RATIO OF      RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL         NET ASSET                NET ASSETS    OPERATING      INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS         VALUE                    END OF      EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED           AND           END OF        TOTAL       PERIOD     TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS      PERIOD       RETURN++     (000)      NET ASSETS      NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
   $(0.01)         $(0.25)         $10.08         3.57%     $84,870        0.60%+(a)       4.76%+          4%           0.84%+
    (0.01)          (0.49)           9.98        10.13       92,327        0.60(a)         4.93            7            0.83
       --           (0.48)           9.53         0.26       79,335        0.60(a)         4.98           18            0.86
       --           (0.48)           9.99         4.90       77,197        0.60(a)         4.80           16            0.85
       --           (0.48)           9.99        10.60       27,378        0.60(a)         4.85           19            0.90
       --           (0.48)           9.48         5.29       16,702        0.60(a)         5.07           23            0.93
   $(0.01)         $(0.24)         $10.08         3.45%     $47,062        0.85%+(a)       4.51%+          4%           1.09%+
    (0.01)          (0.46)           9.98         9.86       45,034        0.85(a)         4.68            7            1.08
       --           (0.46)           9.53         0.04       49,439        0.83(a)         4.75           18            1.11
       --           (0.46)           9.99         4.69       65,373        0.80(a)         4.60           16            1.10
       --           (0.46)           9.99        10.38        2,027        0.80(a)         4.65           19            1.10
       --           (0.46)           9.48         5.09        1,781        0.80(a)         4.87           23            1.13
   $(0.01)         $(0.20)         $10.08         3.06%     $10,525        1.60%+(a)       3.76%+          4%           1.84%+
    (0.01)          (0.39)           9.98         9.05       10,811        1.60(a)         3.93            7            1.83
       --           (0.39)           9.53        (0.67)      12,802        1.53(a)         4.05           18            1.86
       --           (0.40)           9.99         4.01       15,435        1.45(a)         3.95           16            1.85
       --           (0.40)           9.99         9.71       17,048        1.42(a)         4.03           19            1.72
       --           (0.41)           9.48         4.52       19,751        1.35(a)         4.32           23            1.68
   $(0.01)         $(0.20)         $10.07         3.05%     $   181        1.60%+(a)       3.76%+          4%           1.84%+
    (0.01)          (0.39)           9.97         8.92           64        1.60(a)         3.93            7            1.83
       --           (0.38)           9.53        (0.73)          23        1.60(a)         3.98           18            1.86
       --           (0.40)           9.99         4.01           23        1.53(a)         3.87           16            1.85
       --           (0.41)           9.99         9.83            3        1.33(a)         4.12           19            1.63
       --           (0.44)           9.48         4.78           40        1.10(a)         4.57           23            1.43

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.82         $0.25           $ 0.09           $ 0.34          $(0.25)       $   --
Year ended 3/31/2001.................     10.42          0.51             0.40             0.91           (0.51)           --
Year ended 3/31/2000.................     10.94          0.50            (0.51)           (0.01)          (0.50)        (0.01)
Year ended 3/31/1999.................     10.92          0.49             0.07             0.56           (0.50)        (0.04)
Year ended 3/31/1998.................     10.58          0.49             0.38             0.87           (0.49)        (0.04)
Year ended 3/31/1997.................     10.63          0.50            (0.05)            0.45           (0.50)           --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.82         $0.24           $ 0.09           $ 0.33          $(0.24)       $   --
Year ended 3/31/2001.................     10.42          0.48             0.40             0.88           (0.48)           --
Year ended 3/31/2000.................     10.94          0.48            (0.52)           (0.04)          (0.47)        (0.01)
Year ended 3/31/1999.................     10.92          0.47             0.06             0.53           (0.47)        (0.04)
Year ended 3/31/1998.................     10.58          0.47             0.38             0.85           (0.47)        (0.04)
Year ended 3/31/1997.................     10.63          0.48            (0.05)            0.43           (0.48)           --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.82         $0.20           $ 0.09           $ 0.29          $(0.20)       $   --
Year ended 3/31/2001.................     10.42          0.40             0.40             0.80           (0.40)           --
Year ended 3/31/2000.................     10.94          0.40            (0.51)           (0.11)          (0.40)        (0.01)
Year ended 3/31/1999.................     10.92          0.41             0.06             0.47           (0.41)        (0.04)
Year ended 3/31/1998.................     10.58          0.42             0.38             0.80           (0.42)        (0.04)
Year ended 3/31/1997.................     10.63          0.45            (0.05)            0.40           (0.45)           --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.82         $0.20           $ 0.09           $ 0.29          $(0.20)       $   --
Year ended 3/31/2001.................     10.42          0.40             0.40             0.80           (0.40)           --
Year ended 3/31/2000.................     10.94          0.39            (0.51)           (0.12)          (0.39)        (0.01)
Year ended 3/31/1999.................     10.92          0.41             0.05             0.46           (0.40)        (0.04)
Year ended 3/31/1998#................     10.58          0.42             0.38             0.80           (0.42)        (0.04)
Year ended 3/31/1997.................     10.63          0.45            (0.05)            0.40           (0.45)           --

---------------

 * Effective April 1, 2001, the Georgia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.51% to 4.67%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.26% to 4.42%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.51% to 3.67%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.51% to 3.67%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 178

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.91         3.21%     $133,615       0.50%+(a)       4.67%+          2%           0.74%+
    (0.51)          10.82         8.93       128,158       0.50(a)         4.80           10            0.73
    (0.51)          10.42        (0.02)      121,948       0.50(a)         4.69           28            0.78
    (0.54)          10.94         5.20       132,016       0.50            4.51           14            0.73
    (0.53)          10.92         8.45       125,654       0.50            4.54           25            0.75
    (0.50)          10.58         4.33        43,470       0.50            4.72            9            0.80
   $(0.24)         $10.91         3.08%     $ 12,174       0.75%+(a)       4.42%+          2%           0.99%+
    (0.48)          10.82         8.66        11,872       0.75(a)         4.55           10            0.98
    (0.48)          10.42        (0.27)       13,244       0.73(a)         4.46           28            1.03
    (0.51)          10.94         4.99        19,674       0.70            4.31           14            0.98
    (0.51)          10.92         8.24         9,446       0.70            4.34           25            0.95
    (0.48)          10.58         4.12         8,810       0.70            4.52            9            1.00
   $(0.20)         $10.91         2.70%     $  6,677       1.50%+(a)       3.67%+          2%           1.74%+
    (0.40)          10.82         7.85         6,773       1.50(a)         3.80           10            1.73
    (0.41)          10.42        (0.96)        6,812       1.41(a)         3.78           28            1.78
    (0.45)          10.94         4.37         8,310       1.30            3.71           14            1.73
    (0.46)          10.92         7.70         7,378       1.20            3.84           25            1.45
    (0.45)          10.58         3.81         7,601       1.00            4.22            9            1.30
   $(0.20)         $10.91         2.70%     $    914       1.50%+(a)       3.67%+          2%           1.74%+
    (0.40)          10.82         7.96           770       1.50(a)         3.80           10            1.73
    (0.40)          10.42        (1.13)          764       1.50(a)         3.69           28            1.78
    (0.44)          10.94         4.35           886       1.31            3.70           14            1.73
    (0.46)          10.92         7.70         1,034       1.20            3.84           25            1.45
    (0.45)          10.58         3.81         1,983       1.00            4.22            9            1.30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                    NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                                    -----------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.02          $0.24            $ 0.06            $ 0.30           $(0.24)
Year ended 3/31/2001#...........................       9.53           0.47              0.49              0.96            (0.47)
Year ended 3/31/2000............................      10.12           0.46             (0.59)            (0.13)           (0.46)
Year ended 3/31/1999............................      10.00           0.46              0.12              0.58            (0.46)
Year ended 3/31/1998............................       9.50           0.47              0.50              0.97            (0.47)
Year ended 3/31/1997............................       9.48           0.47              0.02              0.49            (0.47)
INVESTOR A SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.02          $0.23            $ 0.06            $ 0.29           $(0.23)
Year ended 3/31/2001#...........................       9.53           0.44              0.50              0.94            (0.45)
Year ended 3/31/2000............................      10.12           0.43             (0.59)            (0.16)           (0.43)
Year ended 3/31/1999............................      10.00           0.44              0.12              0.56            (0.44)
Year ended 3/31/1998............................       9.50           0.45              0.50              0.95            (0.45)
Year ended 3/31/1997............................       9.48           0.45              0.02              0.47            (0.45)
INVESTOR B SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.02          $0.19            $ 0.07            $ 0.26           $(0.19)
Year ended 3/31/2001#...........................       9.53           0.38              0.49              0.87            (0.38)
Year ended 3/31/2000............................      10.12           0.37             (0.59)            (0.22)           (0.37)
Year ended 3/31/1999............................      10.00           0.37              0.12              0.49            (0.37)
Year ended 3/31/1998............................       9.50           0.39              0.50              0.89            (0.39)
Year ended 3/31/1997............................       9.48           0.40              0.02              0.42            (0.40)
INVESTOR C SHARES
Six months ended 9/30/2001*# (unaudited)........     $10.02          $0.19            $ 0.06            $ 0.25           $(0.19)
Year ended 3/31/2001#...........................       9.53           0.38              0.49              0.87            (0.38)
Year ended 3/31/2000............................      10.12           0.36             (0.59)            (0.23)           (0.36)
Year ended 3/31/1999............................      10.00           0.37              0.12              0.49            (0.37)
Year ended 3/31/1998#...........................       9.50           0.40              0.50              0.90            (0.40)
Year ended 3/31/1997............................       9.48           0.42              0.02              0.44            (0.42)

---------------

 * Effective April 1, 2001, the Georgia Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.65% to 4.82%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.40% to 4.57%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.65% to 3.82%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.65% to 3.82%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 180

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------
   $10.08         3.05%     $17,130        0.60%+(a)       4.82%+          7%           1.14%+
    10.02        10.38       17,408        0.60(a)         4.87           11            1.08
     9.53        (1.27)      13,064        0.60            4.74           50            1.38
    10.12         5.89        9,719        0.60            4.53           17            1.18
    10.00        10.43        8,138        0.60(a)         4.82           30            1.02
     9.50         5.29        5,550        0.60(a)         4.96           19            1.05
   $10.08         2.92%     $ 1,832        0.85%+(a)       4.57%+          7%           1.39%+
    10.02        10.11        1,789        0.85(a)         4.62           11            1.33
     9.53        (1.50)       1,853        0.83            4.51           50            1.63
    10.12         5.68        2,611        0.80            4.33           17            1.43
    10.00        10.22          483        0.80(a)         4.62           30            1.22
     9.50         5.05          208        0.80(a)         4.76           19            1.25
   $10.09         2.58%     $ 8,135        1.60%+(a)       3.82%+          7%           2.14%+
    10.02         9.29        9,178        1.60(a)         3.87           11            2.08
     9.53        (2.19)      10,285        1.54            3.80           50            2.38
    10.12         5.00       11,348        1.45            3.68           17            2.18
    10.00         9.54       10,052        1.42(a)         4.00           30            1.84
     9.50         4.50       10,182        1.35(a)         4.21           19            1.80
   $10.08         2.53%     $   261        1.60%+(a)       3.82%+          7%           2.14%+
    10.02         9.29           58        1.60(a)         3.87           11            2.08
     9.53        (2.29)          60        1.60            3.74           50            2.38
    10.12         4.97            3        1.49            3.64           17            2.18
    10.00         9.64           27        1.33(a)         4.09           30            1.75
     9.50         4.77           72        1.10(a)         4.46           19            1.55

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.33          $0.23            $0.05              $0.28           $(0.23)        $(0.01)
Period ended 3/31/2001*#.......      10.00           0.46             0.18               0.64            (0.31)          0.00
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.33          $0.21            $0.04              $0.25           $(0.21)        $(0.01)
Period ended 3/31/2001*#.......      10.00           0.47             0.13               0.60            (0.27)          0.00
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.32          $0.17            $0.05              $0.22           $(0.17)        $(0.01)
Period ended 3/31/2001*#.......      10.00           0.33             0.19               0.52            (0.20)          0.00

---------------

 * Effective April 1, 2001, the Kansas Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.33% to 4.40%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.08% to 4.15%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.33% to 3.40%.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Kansas Municipal Income Primary A, Investor A and Investor B Shares commenced operations on July 17, 2000, August 14, 2000 and August 29, 2000, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 182

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.24)         $10.37         2.69%     $104,602       0.60%+(a)       4.40%+          7%           0.92%+
    (0.31)          10.33         6.60       111,226       0.60+(a)        4.44+(a)       17            0.93+
   $(0.22)         $10.36         2.46%     $  3,074       0.85%+(a)       4.15%+          7%           1.17%+
    (0.27)          10.33         5.66           646       0.85+(a)        4.19+(a)       17            1.18+
   $(0.18)         $10.36         2.08%     $    291       1.60%+(a)       3.40%+          7%           1.92%+
    (0.20)          10.32         4.78           262       1.60+(a)        3.44+(a)       17            1.93+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL
  BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $11.01          $0.25            $ 0.05            $ 0.30           $(0.25)         $  --
Year ended 3/31/2001#..........      10.58           0.51              0.43              0.94            (0.51)            --
Year ended 3/31/2000...........      11.07           0.50             (0.48)             0.02            (0.50)         (0.01)
Year ended 3/31/1999...........      11.01           0.50              0.06              0.56            (0.50)            --
Year ended 3/31/1998...........      10.70           0.51              0.31              0.82            (0.51)            --
Year ended 3/31/1997...........      10.80           0.51             (0.10)             0.41            (0.51)            --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $11.01          $0.24            $ 0.05            $ 0.29           $(0.24)         $  --
Year ended 3/31/2001#..........      10.58           0.48              0.43              0.91            (0.48)            --
Year ended 3/31/2000...........      11.07           0.47             (0.48)            (0.01)           (0.47)         (0.01)
Year ended 3/31/1999...........      11.01           0.48              0.06              0.54            (0.48)            --
Year ended 3/31/1998...........      10.70           0.49              0.31              0.80            (0.49)            --
Year ended 3/31/1997...........      10.80           0.48             (0.10)             0.38            (0.48)            --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $11.01          $0.20            $ 0.05            $ 0.25           $(0.20)         $  --
Year ended 3/31/2001#..........      10.58           0.40              0.43              0.83            (0.40)            --
Year ended 3/31/2000...........      11.07           0.40             (0.48)            (0.08)           (0.40)         (0.01)
Year ended 3/31/1999...........      11.01           0.41              0.06              0.47            (0.41)            --
Year ended 3/31/1998...........      10.70           0.43              0.31              0.74            (0.43)            --
Year ended 3/31/1997...........      10.80           0.45             (0.10)             0.35            (0.45)            --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $11.01          $0.20            $ 0.05            $ 0.25           $(0.20)         $  --
Year ended 3/31/2001#..........      10.58           0.40              0.43              0.83            (0.40)            --
Year ended 3/31/2000...........      11.07           0.39             (0.48)            (0.09)           (0.39)         (0.01)
Year ended 3/31/1999...........      11.01           0.41              0.06              0.47            (0.41)            --
Year ended 3/31/1998...........      10.70           0.43              0.31              0.74            (0.43)            --
Year ended 3/31/1997...........      10.80           0.45             (0.10)             0.35            (0.45)            --

---------------

 * Effective April 1, 2001, the Maryland Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.44% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.19% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.44% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.44% to 3.58%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 184

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $11.06         2.78%     $176,218       0.50%+(a)       4.58%+          4%           0.73%+
    (0.51)          11.01         9.08       178,304       0.50            4.72           13            0.71
    (0.51)          10.58         0.17       169,218       0.50            4.65           21            0.76
    (0.50)          11.07         5.17       183,356       0.50            4.51           22            0.74
    (0.51)          11.01         7.83        84,715       0.50            4.63           12            0.80
    (0.51)          10.70         3.83        63,549       0.50(a)         4.70           10            0.78
   $(0.24)         $11.06         2.65%     $ 18,413       0.75%+(a)       4.33%+          4%           0.98%+
    (0.48)          11.01         8.81        17,478       0.75            4.47           13            0.96
    (0.48)          10.58        (0.06)       16,454       0.73            4.42           21            1.01
    (0.48)          11.07         4.96        17,166       0.70            4.31           22            0.99
    (0.49)          11.01         7.61        15,558       0.70            4.43           12            1.00
    (0.48)          10.70         3.62        14,988       0.70(a)         4.50           10            0.98
   $(0.20)         $11.06         2.27%     $  5,353       1.50%+(a)       3.58%+          4%           1.73%+
    (0.40)          11.01         8.01         5,120       1.50            3.72           13            1.71
    (0.41)          10.58        (0.74)        5,662       1.42            3.73           21            1.76
    (0.41)          11.07         4.33         5,989       1.30            3.71           22            1.74
    (0.43)          11.01         7.07         4,804       1.20            3.93           12            1.50
    (0.45)          10.70         3.31         4,299       1.00(a)         4.20           10            1.28
   $(0.20)         $11.06         2.27%     $    790       1.50%+(a)       3.58%+          4%           1.73%+
    (0.40)          11.01         8.01           301       1.50            3.72           13            1.71
    (0.40)          10.58        (0.82)          335       1.50            3.65           21            1.76
    (0.41)          11.07         4.31           561       1.32            3.69           22            1.74
    (0.43)          11.01         7.07           840       1.20            3.93           12            1.50
    (0.45)          10.70         3.31         2,017       1.00(a)         4.20           10            1.28

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.08         $0.23           $ 0.13           $ 0.36          $(0.23)       $   --
Year ended 3/31/2001#................      9.53          0.46             0.55             1.01           (0.46)           --
Year ended 3/31/2000#................      9.99          0.42            (0.45)           (0.03)          (0.42)        (0.01)
Year ended 3/31/1999.................      9.94          0.43             0.05             0.48           (0.43)        (0.00)##
Year ended 3/31/1998.................      9.41          0.45             0.53             0.98           (0.45)           --
Year ended 3/31/1997.................      9.39          0.46             0.02             0.48           (0.46)           --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.08         $0.22           $ 0.13           $ 0.35          $(0.22)       $   --
Year ended 3/31/2001#................      9.53          0.43             0.56             0.99           (0.44)           --
Year ended 3/31/2000#................      9.99          0.40            (0.45)           (0.05)          (0.40)        (0.01)
Year ended 3/31/1999.................      9.94          0.41             0.05             0.46           (0.41)        (0.00)##
Year ended 3/31/1998.................      9.41          0.43             0.53             0.96           (0.43)           --
Year ended 3/31/1997.................      9.39          0.44             0.02             0.46           (0.44)           --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.08         $0.18           $ 0.13           $ 0.31          $(0.18)       $   --
Year ended 3/31/2001#................      9.53          0.37             0.54             0.91           (0.36)           --
Year ended 3/31/2000#................      9.99          0.33            (0.45)           (0.12)          (0.33)        (0.01)
Year ended 3/31/1999.................      9.94          0.35             0.05             0.40           (0.35)        (0.00)##
Year ended 3/31/1998.................      9.41          0.37             0.53             0.90           (0.37)           --
Year ended 3/31/1997.................      9.39          0.39             0.02             0.41           (0.39)           --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.07         $0.18           $ 0.13           $ 0.31          $(0.18)       $   --
Year ended 3/31/2001#................      9.53          0.37             0.53             0.90           (0.36)           --
Year ended 3/31/2000#................      9.99          0.33            (0.45)           (0.12)          (0.33)        (0.01)
Year ended 3/31/1999.................      9.94          0.34             0.05             0.39           (0.34)        (0.00)##
Year ended 3/31/1998.................      9.41          0.39             0.53             0.92           (0.39)           --
Year ended 3/31/1997.................      9.39          0.42             0.02             0.44           (0.42)           --

---------------

 * Effective April 1, 2001, the Maryland Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.37% to 4.59%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.12% to 4.34%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.37% to 3.59%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.37% to 3.59%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 186

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL         NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS         VALUE                    END OF      EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           END OF        TOTAL       PERIOD     TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS      PERIOD       RETURN++     (000)      NET ASSETS      NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.23)         $10.21         3.64%     $20,901        0.60%+          4.59%+          0%           1.04%+
    (0.46)          10.08        10.90       20,029        0.60(a)         4.74           25            1.00
    (0.43)           9.53        (0.25)      17,587        0.60            4.41           50            1.22
    (0.43)           9.99         4.92       17,033        0.60            4.29           22            1.07
    (0.45)           9.94        10.62        9,049        0.60            4.61           17            1.07
    (0.46)           9.41         5.20        4,596        0.60            4.88           18            1.12
   $(0.22)         $10.21         3.52%     $ 2,882        0.85%+          4.34%+          0%           1.29%+
    (0.44)          10.08        10.62        2,679        0.85(a)         4.49           25            1.25
    (0.41)           9.53        (0.49)       1,781        0.83            4.18           50            1.47
    (0.41)           9.99         4.71        1,751        0.80            4.09           22            1.32
    (0.43)           9.94        10.40        1,902        0.80            4.41           17            1.27
    (0.44)           9.41         4.99        1,409        0.80            4.68           18            1.32
   $(0.18)         $10.21         3.13%     $17,921        1.60%+          3.59%+          0%           2.04%+
    (0.36)          10.08         9.80       16,830        1.60(a)         3.74           25            2.00
    (0.34)           9.53        (1.19)      16,034        1.54            3.47           50            2.22
    (0.35)           9.99         4.03       16,124        1.45            3.44           22            2.07
    (0.37)           9.94         9.72       11,071        1.42            3.79           17            1.89
    (0.39)           9.41         4.42        8,099        1.35            4.13           18            1.87
   $(0.18)         $10.20         3.13%     $   374        1.60%+          3.59%+          0%           2.04%+
    (0.36)          10.07         9.69          274        1.60(a)         3.74           25            2.00
    (0.34)           9.53        (1.23)         214        1.60            3.41           50            2.22
    (0.34)           9.99         4.01            3        1.47            3.42           22            2.07
    (0.39)           9.94         9.88            3        1.33            3.88           17            1.80
    (0.42)           9.41         4.73            2        1.10            4.38           18            1.62

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.58         $0.25           $ 0.08           $ 0.33          $(0.25)       $   --
Year ended 3/31/2001#................     10.21          0.49             0.37             0.86           (0.49)           --
Year ended 3/31/2000.................     10.71          0.48            (0.48)            0.00           (0.48)        (0.02)
Year ended 3/31/1999.................     10.70          0.49             0.04             0.53           (0.49)        (0.03)
Year ended 3/31/1998.................     10.34          0.49             0.36             0.85           (0.49)           --
Year ended 3/31/1997.................     10.36          0.47            (0.02)            0.45           (0.47)           --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.58         $0.23           $ 0.08           $ 0.31          $(0.23)       $   --
Year ended 3/31/2001#................     10.21          0.47             0.36             0.83           (0.46)           --
Year ended 3/31/2000.................     10.71          0.46            (0.48)           (0.02)          (0.46)        (0.02)
Year ended 3/31/1999.................     10.70          0.47             0.04             0.51           (0.47)        (0.03)
Year ended 3/31/1998.................     10.34          0.47            (0.36)            0.83           (0.47)           --
Year ended 3/31/1997.................     10.36          0.45            (0.02)            0.43           (0.45)           --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.58         $0.19           $ 0.08           $ 0.27          $(0.19)       $   --
Year ended 3/31/2001#................     10.21          0.38             0.37             0.75           (0.38)           --
Year ended 3/31/2000.................     10.71          0.39            (0.48)           (0.09)          (0.39)        (0.02)
Year ended 3/31/1999.................     10.70          0.40             0.04             0.44           (0.40)        (0.03)
Year ended 3/31/1998.................     10.34          0.42             0.36             0.78           (0.42)           --
Year ended 3/31/1997.................     10.36          0.42            (0.02)            0.40           (0.42)           --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.58         $0.19           $ 0.08           $ 0.27          $(0.19)       $   --
Year ended 3/31/2001#................     10.21          0.39             0.36             0.75           (0.38)           --
Year ended 3/31/2000.................     10.71          0.38            (0.48)           (0.10)          (0.38)        (0.02)
Year ended 3/31/1999.................     10.70          0.42             0.02             0.44           (0.40)        (0.03)
Year ended 3/31/1998.................     10.34          0.42             0.36             0.78           (0.42)           --
Year ended 3/31/1997.................     10.36          0.42            (0.02)            0.40           (0.42)           --

---------------

 * Effective April 1, 2001, the North Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.03, decrease net realized and unrealized gains or losses per share by $0.03 and increase the ratio of net investment income to average net assets from 4.14% to 4.63%.

     Investor A Shares -- increase net investment income per share by $0.03, decrease net realized and unrealized gains or losses per share by $0.03 and increase the ratio of net investment income to average net assets from 3.89% to 4.38%.

     Investor B Shares -- increase net investment income per share by $0.03, decrease net realized and unrealized gains or losses per share by $0.03 and increase the ratio of net investment income to average net assets from 3.14% to 3.63%.

     Investor C Shares -- increase net investment income per share by $0.03, decrease net realized and unrealized gains or losses per share by $0.03 and increase the ratio of net investment income to average net assets from 3.14% to 3.63%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 188

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.66         3.12%     $188,811       0.50%+          4.63%+          4%           0.73%+
    (0.49)          10.58         8.61       180,126       0.50(a)         4.71           19            0.71
    (0.50)          10.21         0.05       175,650       0.50(a)         4.67           19            0.76
    (0.52)          10.71         5.03       193,398       0.50            4.57           16            0.71
    (0.49)          10.70         8.39       179,729       0.50(a)         4.69           21            0.76
    (0.47)          10.34         4.45        25,855       0.50(a)         4.57           26            0.82
   $(0.23)         $10.66         2.99%     $ 11,311       0.75%+          4.38%+          4%           0.98%+
    (0.46)          10.58         8.34        10,332       0.75(a)         4.46           19            0.96
    (0.48)          10.21        (0.18)        9,684       0.73(a)         4.44           19            1.01
    (0.50)          10.71         4.82        10,099       0.70            4.37           16            0.96
    (0.47)          10.70         8.17         8,572       0.70(a)         4.49           21            0.96
    (0.45)          10.34         4.25         5,723       0.70(a)         4.37           26            1.02
   $(0.19)         $10.66         2.60%     $  5,756       1.50%+          3.63%+          4%           1.73%+
    (0.38)          10.58         7.54         5,261       1.50(a)         3.71           19            1.71
    (0.41)          10.21        (0.87)        5,212       1.41(a)         3.76           19            1.76
    (0.43)          10.71         4.20         6,671       1.30            3.77           16            1.71
    (0.42)          10.70         7.64         6,859       1.20(a)         3.99           21            1.46
    (0.42)          10.34         3.94         6,796       1.00(a)         4.07           26            1.32
   $(0.19)         $10.66         2.60%     $    124       1.50%+          3.63%+          4%           1.73%+
    (0.38)          10.58         7.54            79       1.50(a)         3.71           19            1.71
    (0.40)          10.21        (0.95)           88       1.50(a)         3.67           19            1.76
    (0.43)          10.71         4.18           109       1.31            3.76           16            1.71
    (0.42)          10.70         7.64           822       1.20(a)         3.99           21            1.46
    (0.42)          10.34         3.94         1,364       1.00(a)         4.07           26            1.32

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS      NET ASSET
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET        VALUE
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT      END OF
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME        PERIOD
                                        -----------------------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $ 9.99         $0.24           $ 0.07           $ 0.31          $(0.24)       $10.06
Year ended 3/31/2001#................      9.52          0.47             0.47             0.94           (0.47)         9.99
Year ended 3/31/2000#................     10.08          0.45            (0.56)           (0.11)          (0.45)         9.52
Year ended 3/31/1999.................     10.01          0.45             0.08             0.53           (0.46)        10.08
Year ended 3/31/1998.................      9.47          0.47             0.54             1.01           (0.47)        10.01
Year ended 3/31/1997.................      9.49          0.47            (0.02)            0.45           (0.47)         9.47
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $ 9.99         $0.22           $ 0.07           $ 0.29          $(0.22)       $10.06
Year ended 3/31/2001#................      9.52          0.44             0.48             0.92           (0.45)         9.99
Year ended 3/31/2000#................     10.08          0.43            (0.56)           (0.13)          (0.43)         9.52
Year ended 3/31/1999.................     10.01          0.43             0.08             0.51           (0.44)        10.08
Year ended 3/31/1998.................      9.47          0.45             0.54            (0.99)          (0.45)        10.01
Year ended 3/31/1997.................      9.49          0.45            (0.02)            0.43           (0.45)         9.47
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $ 9.99         $0.19           $ 0.07           $ 0.26          $(0.19)       $10.06
Year ended 3/31/2001#................      9.52          0.37             0.47             0.84           (0.37)         9.99
Year ended 3/31/2000#................     10.08          0.37            (0.56)           (0.19)          (0.37)         9.52
Year ended 3/31/1999.................     10.01          0.38             0.07             0.45           (0.38)        10.08
Year ended 3/31/1998.................      9.47          0.39             0.54             0.93           (0.39)        10.01
Year ended 3/31/1997.................      9.49          0.40            (0.02)            0.38           (0.40)         9.47
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $ 9.99         $0.19           $ 0.07           $ 0.26          $(0.19)       $10.06
Year ended 3/31/2001#................      9.51          0.36             0.49             0.85           (0.37)         9.99
Year ended 3/31/2000#................     10.08          0.37            (0.57)           (0.20)          (0.37)         9.51
Year ended 3/31/1999.................     10.01          0.37             0.07             0.44           (0.37)        10.08
Year ended 3/31/1998#................      9.47          0.40             0.54             0.94           (0.40)        10.01
Year ended 3/31/1997.................      9.49          0.42            (0.02)            0.40           (0.42)         9.47

---------------

 * Effective April 1, 2001, the North Carolina Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.38% to 4.73%.

     Investor A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.13% to 4.48%.

     Investor B Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.38% to 3.73%.

     Investor C Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.38% to 3.73%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 190

NATIONS FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                         RATIO OF      RATIO OF NET                   RATIO OF
           NET ASSETS    OPERATING      INVESTMENT                    OPERATING
             END OF      EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)      NET ASSETS      NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------
  3.11%     $22,636        0.60%+(a)       4.73%+          1%           1.02%+
 10.15       21,966        0.60(a)         4.86           19            0.98
 (0.98)      17,787        0.60(a)         4.74           37            1.13
  5.39       16,293        0.60(a)         4.57           11            1.00
 10.86        6,452        0.60(a)         4.78           20            0.93
  4.84        3,095        0.60(a)         4.95           28            0.94
  2.99%     $ 3,402        0.85%+(a)       4.48%+          1%           1.27%+
  9.88        2,780        0.85(a)         4.61           19            1.23
 (1.20)       1,528        0.83(a)         4.51           37            1.38
  5.20        1,028        0.80(a)         4.37           11            1.25
 10.64          609        0.80(a)         4.58           20            1.13
  4.62          594        0.80(a)         4.75           28            1.14
  2.60%     $15,645        1.60%+(a)       3.73%+          1%           2.02%+
  9.06       16,972        1.60(a)         3.86           19            1.98
 (1.90)      20,207        1.54(a)         3.80           37            2.13
  4.53       24,656        1.45(a)         3.72           11            2.00
  9.96       25,187        1.42(a)         3.96           20            1.75
  4.06       23,863        1.35(a)         4.20           28            1.69
  2.59%     $   181        1.60%+(a)       3.73%+          1%           2.02%+
  9.18           87        1.60(a)         3.86           19            1.98
 (1.99)          54        1.60(a)         3.74           37            2.13
  4.50            3        1.47(a)         3.70           11            2.00
 10.07            3        1.33(a)         4.05           20            1.66
  4.32           18        1.10(a)         4.45           28            1.44

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.64         $0.26           $ 0.05           $ 0.31          $(0.26)       $   --
Year ended 3/31/2001#................     10.27          0.52             0.37             0.89           (0.52)           --
Year ended 3/31/2000#................     10.79          0.51            (0.51)              --           (0.51)        (0.01)
Year ended 3/31/1999.................     10.79          0.51             0.04             0.55           (0.51)        (0.04)
Year ended 3/31/1998.................     10.50          0.52             0.29             0.81           (0.52)        (0.00)##
Year ended 3/31/1997.................     10.52          0.51            (0.02)            0.49           (0.51)           --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.64         $0.25           $ 0.05           $ 0.30          $(0.25)       $   --
Year ended 3/31/2001#................     10.27          0.49             0.37             0.86           (0.49)           --
Year ended 3/31/2000#................     10.79          0.49            (0.51)           (0.02)          (0.49)        (0.01)
Year ended 3/31/1999.................     10.79          0.49             0.04             0.53           (0.49)        (0.04)
Year ended 3/31/1998.................     10.50          0.50             0.29             0.79           (0.50)        (0.00)##
Year ended 3/31/1997.................     10.52          0.49            (0.02)            0.47           (0.49)           --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.64         $0.21           $ 0.05           $ 0.26          $(0.21)       $   --
Year ended 3/31/2001#................     10.27          0.41             0.37             0.78           (0.41)           --
Year ended 3/31/2000#................     10.79          0.41            (0.51)           (0.10)         (0..41)        (0.01)
Year ended 3/31/1999.................     10.79          0.43             0.04             0.47           (0.43)        (0.04)
Year ended 3/31/1998.................     10.50          0.44             0.29             0.73           (0.44)        (0.00)##
Year ended 3/31/1997.................     10.52          0.45            (0.02)            0.43           (0.45)           --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.64         $0.21           $ 0.06           $ 0.27          $(0.21)       $   --
Year ended 3/31/2001#................     10.27          0.41             0.37             0.78           (0.41)           --
Year ended 3/31/2000#................     10.79          0.40            (0.51)           (0.11)          (0.40)        (0.01)
Year ended 3/31/1999.................     10.79          0.42             0.04             0.46           (0.42)        (0.04)
Year ended 3/31/1998.................     10.50          0.44             0.29             0.73           (0.44)        (0.00)##
Year ended 3/31/1997.................     10.52          0.45            (0.02)            0.43           (0.45)           --

---------------

 * Effective April 1, 2001, the South Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.04, decrease net realized and unrealized gains or losses per share by $0.04 and increase the ratio of net investment income to average net assets from 4.26% to 4.93%.

     Investor A Shares -- increase net investment income per share by $0.04, decrease net realized and unrealized gains or losses per share by $0.04 and increase the ratio of net investment income to average net assets from 4.01% to 4.68%.

     Investor B Shares -- increase net investment income per share by $0.04, decrease net realized and unrealized gains or losses per share by $0.04 and increase the ratio of net investment income to average net assets from 3.26% to 3.93%.

     Investor C Shares -- increase net investment income per share by $0.04, decrease net realized and unrealized gains or losses per share by $0.04 and increase the ratio of net investment income to average net assets from 3.26% to 3.93%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 192

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL         NET ASSET                NET ASSETS    OPERATING      INVESTMENT                    OPERATING
  DIVIDENDS         VALUE                    END OF      EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           END OF        TOTAL       PERIOD     TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS      PERIOD       RETURN++     (000)      NET ASSETS      NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.26)         $10.69         2.98%     $219,145       0.50%+          4.93%+          4%           0.71%+
    (0.52)          10.64         8.85       217,513       0.50(a)         4.95            9            0.70
    (0.52)          10.27         0.09       204,854       0.50(a)         4.88           14            0.74
    (0.55)          10.79         5.22       239,195       0.50(a)         4.75            9            0.69
    (0.52)          10.79         7.88       253,090       0.50(a)         4.86           16            0.75
    (0.51)          10.50         4.71        48,918       0.50(a)         4.80           13            0.79
   $(0.25)         $10.69         2.85%     $ 16,735       0.75%+          4.68%+          4%           0.96%+
    (0.49)          10.64         8.58        18,420       0.75(a)         4.70            9            0.95
    (0.50)          10.27        (0.14)       17,396       0.73(a)         4.65           14            0.99
    (0.53)          10.79         5.01        18,729       0.70(a)         4.55            9            0.94
    (0.50)          10.79         7.67        13,945       0.70(a)         4.66           16            0.95
    (0.49)          10.50         4.51        10,465       0.70(a)         4.60           13            0.99
   $(0.21)         $10.69         2.46%     $  7,267       1.50%+          3.93%+          4%           1.71%+
    (0.41)          10.64         7.78         7,083       1.50(a)         3.95            9            1.70
    (0.42)          10.27        (0.82)        7,310       1.41(a)         3.97           14            1.74
    (0.47)          10.79         4.39         8,542       1.30(a)         3.95            9            1.69
    (0.44)          10.79         7.13         6,819       1.20(a)         4.16           16            1.45
    (0.45)          10.50         4.19         5,738       1.00(a)         4.30           13            1.29
   $(0.21)         $10.70         2.56%     $  3,058       1.50%+          3.93%+          4%           1.71%+
    (0.41)          10.64         7.78         2,175       1.50(a)         3.95            9            1.70
    (0.41)          10.27        (0.91)        2,755       1.50(a)         3.88           14            1.74
    (0.46)          10.79         4.36         3,102       1.32(a)         3.93            9            1.69
    (0.44)          10.79         7.13         2,698       1.20(a)         4.16           16            1.45
    (0.45)          10.50         4.20         5,089       1.00(a)         4.30           13            1.29

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.30         $0.25           $ 0.12           $ 0.37          $(0.25)       $   --
Year ended 3/31/2001#................      9.75          0.48             0.55             1.03           (0.48)           --
Year ended 3/31/2000#................     10.30          0.46            (0.55)           (0.09)          (0.46)           --
Year ended 3/31/1999.................     10.26          0.49             0.03             0.52           (0.48)           --
Year ended 3/31/1998.................      9.79          0.49             0.47             0.96           (0.49)        (0.00)##
Year ended 3/31/1997.................      9.77          0.49             0.02             0.51           (0.49)           --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.29         $0.23           $ 0.13           $ 0.36          $(0.23)       $   --
Year ended 3/31/2001#................      9.75          0.46             0.54             1.00           (0.46)           --
Year ended 3/31/2000#................     10.30          0.45            (0.55)           (0.10)          (0.45)           --
Year ended 3/31/1999.................     10.26          0.44             0.06             0.50           (0.46)           --
Year ended 3/31/1998.................      9.79          0.47             0.47             0.94           (0.47)        (0.00)##
Year ended 3/31/1997.................      9.77          0.47             0.02             0.49           (0.47)           --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.30         $0.19           $ 0.12           $ 0.31          $(0.19)       $   --
Year ended 3/31/2001#................      9.75          0.39             0.55             0.94           (0.39)           --
Year ended 3/31/2000#................     10.30          0.38            (0.55)           (0.17)          (0.38)           --
Year ended 3/31/1999.................     10.26          0.39             0.04             0.43           (0.39)           --
Year ended 3/31/1998.................      9.79          0.40             0.47             0.87           (0.40)        (0.00)##
Year ended 3/31/1997.................      9.77          0.42             0.02             0.44           (0.42)           --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.30         $0.19           $ 0.12           $ 0.31          $(0.19)       $   --
Year ended 3/31/2001#................      9.75          0.39             0.55             0.94           (0.39)           --
Year ended 3/31/2000#................     10.30          0.38            (0.55)           (0.17)          (0.38)           --
Year ended 3/31/1999#................     10.26          0.39             0.04             0.43           (0.39)           --
Year ended 3/31/1998.................      9.79          0.42             0.47             0.89           (0.42)        (0.00)##
Year ended 3/31/1997.................      9.77          0.44             0.02             0.46           (0.44)           --

---------------

 * Effective April 1, 2001, the South Carolina Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.35% to 4.77%.

     Investor A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.10% to 4.52%.

     Investor B Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.35% to 3.77%.

     Investor C Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.35% to 3.77%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 194

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL         NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS         VALUE                    END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           END OF        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS      PERIOD       RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.42         3.60%     $19,772        0.60%+(a)       4.77%+          6%           1.10%+
    (0.48)          10.30        10.90       25,908        0.60(a)         4.87            8            0.99
    (0.46)           9.75        (0.72)      28,784        0.60(a)         4.79           71            1.28
    (0.48)          10.30         5.13       12,793        0.60            4.62            3            1.18
    (0.49)          10.26        10.04        9,455        0.60(a)         4.79            9            0.99
    (0.49)           9.79         5.32        5,113        0.60(a)         4.99           30            1.00
   $(0.23)         $10.42         3.57%     $ 1,481        0.85%+(a)       4.52%+          6%           1.35%+
    (0.46)          10.29        10.52        1,057        0.85(a)         4.62            8            1.24
    (0.45)           9.75        (0.95)         906        0.83(a)         4.56           71            1.53
    (0.46)          10.30         4.92        1,060        0.80            4.42            3            1.43
    (0.47)          10.26         9.82        1,517        0.80(a)         4.59            9            1.19
    (0.47)           9.79         5.12          811        0.80(a)         4.79           30            1.20
   $(0.19)         $10.42         3.09%     $ 7,956        1.60%+(a)       3.77%+          6%           2.10%+
    (0.39)          10.30         9.80        8,338        1.60(a)         3.87            8            1.99
    (0.38)           9.75        (1.65)       8,974        1.54(a)         3.85           71            2.28
    (0.39)          10.30         4.25       10,905        1.44            3.78            3            2.18
    (0.40)          10.26         9.15       10,394        1.42(a)         3.97            9            1.81
    (0.42)           9.79         4.54       12,104        1.35(a)         4.24           30            1.75
   $(0.19)         $10.42         3.08%     $   622        1.60%+(a)       3.77%+          6%           2.10%+
    (0.39)          10.30         9.80           45        1.60(a)         3.87            8            1.99
    (0.38)           9.75        (1.71)          41        1.60(a)         3.79           71            2.28
    (0.39)          10.30         4.23           77        1.44            3.78            3            2.18
    (0.42)          10.26         9.29           28        1.33(a)         4.06            9            1.72
    (0.44)           9.79         4.80          247        1.10(a)         4.49           30            1.50

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.35         $0.23           $ 0.12           $ 0.35          $(0.23)       $   --
Year ended 3/31/2001#................      9.91          0.48             0.44             0.92           (0.48)           --
Year ended 3/31/2000#................     10.46          0.47            (0.54)           (0.07)          (0.47)        (0.01)
Year ended 3/31/1999.................     10.40          0.47             0.06             0.53           (0.47)           --
Year ended 3/31/1998.................     10.08          0.47             0.32             0.79           (0.47)           --
Year ended 3/31/1997.................     10.09          0.46            (0.01)            0.45           (0.46)           --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.35         $0.22           $ 0.12           $ 0.34          $(0.22)       $   --
Year ended 3/31/2001#................      9.91          0.45             0.44             0.89           (0.45)           --
Year ended 3/31/2000#................     10.46          0.44            (0.54)           (0.10)          (0.44)        (0.01)
Year ended 3/31/1999.................     10.40          0.45             0.06             0.51           (0.45)           --
Year ended 3/31/1998.................     10.08          0.45             0.32             0.77           (0.45)           --
Year ended 3/31/1997.................     10.09          0.44            (0.01)            0.43           (0.44)           --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.35         $0.18           $ 0.12           $ 0.30          $(0.18)       $   --
Year ended 3/31/2001#................      9.91          0.38             0.44             0.82           (0.38)           --
Year ended 3/31/2000#................     10.46          0.38            (0.54)           (0.16)          (0.38)        (0.01)
Year ended 3/31/1999.................     10.40          0.38             0.06             0.44           (0.38)           --
Year ended 3/31/1998.................     10.08          0.40             0.32             0.72           (0.40)           --
Year ended 3/31/1997.................     10.09          0.41            (0.01)            0.40           (0.41)           --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.31         $0.18           $ 0.11           $ 0.29          $(0.18)       $   --
Year ended 3/31/2001#................      9.87          0.42             0.40             0.82           (0.38)           --
Year ended 3/31/2000#................     10.45          0.39            (0.57)           (0.18)          (0.39)        (0.01)
Year ended 3/31/1999.................     10.40          0.39             0.05             0.44           (0.39)           --
Year ended 3/31/1998.................     10.08          0.40             0.32             0.72           (0.40)           --
Year ended 3/31/1997.................     10.09          0.42            (0.01)            0.41           (0.42)           --

---------------

 * Effective April 1, 2001, the Tennessee Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.46% to 4.51%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.21% to 4.26%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.46% to 3.51%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.46% to 3.51%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 196

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL         NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS         VALUE                    END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           END OF        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS      PERIOD       RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.23)         $10.47         3.47%     $41,525        0.50%+          4.51%+          0%           0.89%+
    (0.48)          10.35         9.53       38,928        0.50(a)         4.77           10            0.84
    (0.48)           9.91        (0.67)      37,736        0.50(a)         4.62           49            0.94
    (0.47)          10.46         5.18       42,826        0.50            4.48           22            0.85
    (0.47)          10.40         7.99       39,091        0.50(a)         4.58           38            0.84
    (0.46)          10.08         4.54        8,869        0.50(a)         4.55           28            0.93
   $(0.22)         $10.47         3.34%     $ 8,516        0.75%+          4.26%+          0%           1.14%+
    (0.45)          10.35         9.25        7,945        0.75(a)         4.52           10            1.09
    (0.45)           9.91        (0.90)       7,810        0.73(a)         4.39           49            1.19
    (0.45)          10.46         4.97        9,242        0.70            4.28           22            1.10
    (0.45)          10.40         7.77        8,061        0.70(a)         4.38           38            1.04
    (0.44)          10.08         4.33        6,840        0.70(a)         4.35           28            1.13
   $(0.18)         $10.47         2.95%     $ 1,440        1.50%+          3.51%+          0%           1.89%+
    (0.38)          10.35         8.44        1,448        1.50(a)         3.77           10            1.84
    (0.39)           9.91        (1.58)       1,783        1.41(a)         3.71           49            1.94
    (0.38)          10.46         4.34        3,007        1.30            3.68           22            1.85
    (0.40)          10.40         7.24        2,924        1.20(a)         3.88           38            1.54
    (0.41)          10.08         4.02        3,050        1.00(a)         4.05           28            1.43
   $(0.18)         $10.42         2.87%     $     3        1.50%+          3.51%+          0%           1.89%+
    (0.38)          10.31         8.46            3        1.50(a)         3.77           10            1.84
    (0.40)           9.87        (1.96)           3        1.50(a)         3.62           49            1.94
    (0.39)          10.45         4.28           33        1.11            3.87           22            1.85
    (0.40)          10.40         7.29            3        1.20(a)         3.88           38            1.54
    (0.42)          10.08         4.08            2        1.00(a)         4.05           28            1.43

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       NET ASSET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT        VALUE
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      END OF PERIOD
                                   ----------------------------------------------------------------------------------------------
TENNESSEE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.24          $0.24            $ 0.08            $ 0.32           $(0.24)        $10.32
Year ended 3/31/2001...........       9.68           0.49              0.56              1.05            (0.49)         10.24
Year ended 3/31/2000#..........      10.30           0.47             (0.62)            (0.15)           (0.47)          9.68
Year ended 3/31/1999...........      10.22           0.48              0.08              0.56            (0.48)         10.30
Year ended 3/31/1998...........       9.70           0.48              0.52              1.00            (0.48)         10.22
Year ended 3/31/1997...........       9.68           0.48              0.02              0.50            (0.48)          9.70
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.24          $0.23            $ 0.08            $ 0.31           $(0.23)        $10.32
Year ended 3/31/2001...........       9.68           0.46              0.56              1.02            (0.46)         10.24
Year ended 3/31/2000#..........      10.30           0.43             (0.62)            (0.19)           (0.43)          9.68
Year ended 3/31/1999#..........      10.22           0.43              0.11              0.54            (0.46)         10.30
Year ended 3/31/1998...........       9.70           0.46              0.52              0.98            (0.46)         10.22
Year ended 3/31/1997...........       9.68           0.46              0.02              0.48            (0.46)          9.70
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.24          $0.19            $ 0.08            $ 0.27           $(0.19)        $10.32
Year ended 3/31/2001...........       9.68           0.39              0.56              0.95            (0.39)         10.24
Year ended 3/31/2000#..........      10.30           0.38             (0.62)            (0.24)           (0.38)          9.68
Year ended 3/31/1999...........      10.22           0.39              0.08              0.47            (0.39)         10.30
Year ended 3/31/1998...........       9.70           0.40              0.52              0.92            (0.40)         10.22
Year ended 3/31/1997...........       9.68           0.40              0.02              0.42            (0.40)          9.70
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.24          $0.19            $ 0.08            $ 0.27           $(0.19)        $10.32
Year ended 3/31/2001...........       9.68           0.39              0.56              0.95            (0.39)         10.24
Year ended 3/31/2000#..........      10.30           0.36             (0.62)            (0.26)           (0.36)          9.68
Year ended 3/31/1999#..........      10.22           0.38              0.09              0.47            (0.39)         10.30
Year ended 3/31/1998#..........       9.70           0.40              0.52              0.92            (0.40)         10.22
Year ended 3/31/1997...........       9.68           0.43              0.02              0.45            (0.43)          9.70

---------------

 * Effective April 1, 2001, the Tennessee Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.54% to 4.72%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.29% to 4.47%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.54% to 3.72%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.54% to 3.72%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 198

NATIONS FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                         RATIO OF        RATIO OF                     RATIO OF
           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
             END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------
  3.19%      $4,582        0.60%+(a)       4.72%+          3%           1.81%+
 11.10        4,726        0.60(a)         4.92            9            1.57
 (1.36)       5,114        0.60            4.83           34            2.14
  5.53        5,762        0.60            4.61           40            1.55
 10.45        4,559        0.60            4.74           19            1.20
  5.23        2,594        0.60            4.91           31            1.24
  3.06%      $1,898        0.85%+(a)       4.47%+          3%           2.06%+
 10.82        1,706        0.85(a)         4.67            9            1.82
 (1.59)       1,357        0.83            4.60           34            2.39
  5.32          484        0.80            4.41           40            1.80
 10.23        1,440        0.80            4.54           19            1.40
  5.02        1,018        0.80            4.71           31            1.44
  2.68%      $3,087        1.60%+(a)       3.72%+          3%           2.81%+
 10.00        3,720        1.60(a)         3.92            9            2.57
 (2.28)       4,001        1.54            3.89           34            3.14
  4.64        4,718        1.45            3.76           40            2.55
  9.56        4,915        1.42            3.92           19            2.02
  4.45        5,319        1.35            4.16           31            1.99
  2.68%      $  242        1.60%+(a)       3.72%+          3%           2.81%+
 10.00          163        1.60(a)         3.92            9            2.57
 (2.35)         143        1.60            3.83           34            3.14
  4.62           68        1.46            3.75           40            2.55
  9.65           42        1.33            4.01           19            1.93
  4.71           38        1.10            4.41           31            1.74

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL
  BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.35          $0.25            $ 0.05            $ 0.30           $(0.25)        $   --
Year ended 3/31/2001...........      10.00           0.51              0.35              0.86            (0.51)            --
Year ended 3/31/2000...........      10.48           0.49             (0.48)             0.01            (0.49)         (0.00)##
Year ended 3/31/1999...........      10.50           0.49              0.02              0.51            (0.49)         (0.04)
Year ended 3/31/1998...........      10.18           0.49              0.32              0.81            (0.49)            --
Year ended 3/31/1997...........      10.21           0.47             (0.03)             0.44            (0.47)            --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.35          $0.24            $ 0.05            $ 0.29           $(0.24)        $   --
Year ended 3/31/2001...........      10.00           0.48              0.35              0.83            (0.48)            --
Year ended 3/31/2000...........      10.48           0.47             (0.48)            (0.01)           (0.47)         (0.00)##
Year ended 3/31/1999...........      10.50           0.47              0.02              0.49            (0.47)         (0.04)
Year ended 3/31/1998...........      10.18           0.47              0.32              0.79            (0.47)            --
Year ended 3/31/1997...........      10.21           0.45             (0.03)             0.42            (0.45)            --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.35          $0.20            $ 0.05            $ 0.25           $(0.20)        $   --
Year ended 3/31/2001...........      10.00           0.40              0.35              0.75            (0.40)            --
Year ended 3/31/2000...........      10.48           0.40             (0.48)            (0.08)           (0.40)         (0.00)##
Year ended 3/31/1999...........      10.50           0.41              0.02              0.43            (0.41)         (0.04)
Year ended 3/31/1998...........      10.18           0.42              0.32              0.74            (0.42)            --
Year ended 3/31/1997...........      10.21           0.42             (0.03)             0.39            (0.42)            --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)..................     $10.35          $0.20            $ 0.05            $ 0.25           $(0.20)        $   --
Year ended 3/31/2001...........      10.00           0.40              0.35              0.75            (0.40)            --
Year ended 3/31/2000...........      10.48           0.38             (0.48)            (0.10)           (0.38)         (0.00)##
Year ended 3/31/1999#..........      10.50           0.40              0.02              0.42            (0.40)         (0.04)
Year ended 3/31/1998...........      10.18           0.42              0.32              0.74            (0.42)            --
Year ended 3/31/1997...........      10.21           0.42             (0.03)             0.39            (0.42)            --

---------------

 * Effective April 1, 2001, the Texas Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.75% to 4.88%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.50% to 4.63%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.75% to 3.88%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.75% to 3.88%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 200

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.40         2.97%     $279,405       0.50%+(a)       4.88%+          4%           0.71%+
    (0.51)          10.35         8.78       286,949       0.50(a)         5.00            6            0.70
    (0.49)          10.00         0.17       326,323       0.50(a)         4.84           33            0.72
    (0.53)          10.48         4.98       391,431       0.50            4.66           22            0.68
    (0.49)          10.50         8.09       385,770       0.50            4.74           19            0.75
    (0.47)          10.18         4.37        24,764       0.50            4.59           34            0.84
   $(0.24)         $10.40         2.84%     $  6,828       0.75%+(a)       4.63%+          4%           0.96%+
    (0.48)          10.35         8.52         4,346       0.75(a)         4.75            6            0.95
    (0.47)          10.00        (0.06)        6,075       0.73(a)         4.61           33            0.97
    (0.51)          10.48         4.77         6,909       0.70            4.46           22            0.93
    (0.47)          10.50         7.87         2,666       0.70            4.54           19            0.95
    (0.45)          10.18         4.17           909       0.70            4.39           34            1.04
   $(0.20)         $10.40         2.46%     $  2,008       1.50%+(a)       3.88%+          4%           1.71%+
    (0.40)          10.35         7.71         2,145       1.50(a)         4.00            6            1.70
    (0.40)          10.00        (0.74)        2,005       1.42(a)         3.92           33            1.72
    (0.45)          10.48         4.15         2,137       1.30            3.86           22            1.68
    (0.42)          10.50         7.34         2,184       1.20            4.04           19            1.45
    (0.42)          10.18         3.87         2,182       1.00            4.09           34            1.34
   $(0.20)         $10.40         2.41%     $      3       1.50%+(a)       3.88%+          4%           1.71%+
    (0.40)          10.35         7.69             3       1.50(a)         4.00            6            1.70
    (0.38)          10.00        (0.86)            3       1.50(a)         3.84           33            1.72
    (0.44)          10.48         4.14             3       1.33            3.83           22            1.68
    (0.42)          10.50         7.34           293       1.20            4.04           19            1.45
    (0.42)          10.18         3.87           591       1.00            4.09           34            1.34

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      NET ASSET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT       VALUE
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     END OF PERIOD
                                        -----------------------------------------------------------------------------------------
TEXAS MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.06         $0.24           $ 0.07           $ 0.31          $(0.24)       $10.13
Year ended 3/31/2001.................      9.56          0.49             0.50             0.99           (0.49)        10.06
Year ended 3/31/2000#................     10.11          0.48            (0.55)           (0.07)          (0.48)         9.56
Year ended 3/31/1999.................     10.04          0.46             0.07             0.53           (0.46)        10.11
Year ended 3/31/1998#................      9.48          0.48             0.56             1.04           (0.48)        10.04
Year ended 3/31/1997.................      9.49          0.48            (0.01)            0.47           (0.48)         9.48
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.06         $0.23           $ 0.07           $ 0.30          $(0.23)       $10.13
Year ended 3/31/2001.................      9.56          0.47             0.50             0.97           (0.47)        10.06
Year ended 3/31/2000#................     10.11          0.45            (0.55)           (0.10)          (0.45)         9.56
Year ended 3/31/1999.................     10.04          0.44             0.07             0.51           (0.44)        10.11
Year ended 3/31/1998#................      9.48          0.46             0.56             1.02           (0.46)        10.04
Year ended 3/31/1997.................      9.49          0.46            (0.01)            0.45           (0.46)         9.48
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.06         $0.19           $ 0.07           $ 0.26          $(0.19)       $10.13
Year ended 3/31/2001.................      9.56          0.39             0.51             0.90           (0.40)        10.06
Year ended 3/31/2000#................     10.11          0.39            (0.55)           (0.16)          (0.39)         9.56
Year ended 3/31/1999.................     10.04          0.38             0.07             0.45           (0.38)        10.11
Year ended 3/31/1998#................      9.48          0.39             0.56             0.95           (0.39)        10.04
Year ended 3/31/1997.................      9.49          0.40            (0.01)            0.39           (0.40)         9.48
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.06         $0.20           $ 0.15           $ 0.35          $(0.20)       $10.21
Year ended 3/31/2001.................      9.56          0.39             0.51             0.90           (0.40)        10.06
Year ended 3/31/2000#................     10.11          0.38            (0.55)           (0.17)          (0.38)         9.56
Year ended 3/31/1999.................     10.04          0.38             0.07             0.45           (0.38)        10.11
Year ended 3/31/1998#................      9.48          0.40             0.56             0.96           (0.40)        10.04
Year ended 3/31/1997.................      9.49          0.43            (0.01)            0.42           (0.43)         9.48

---------------

 * Effective April 1, 2001, the Texas Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.77%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.52%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.77%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.77%.

     Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 202

NATIONS FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                         RATIO OF        RATIO OF                     RATIO OF
           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
             END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------
  3.12%     $ 8,263        0.60%+          4.77%+          4%           1.51%+
 10.64        8,237        0.60(a)         5.03           10            1.37
 (0.63)       7,868        0.60(a)         4.95           39            1.75
  5.41        9,393        0.60            4.59           34            1.25
 11.12        7,615        0.60(a)         4.83           33            1.07
  5.00        5,675        0.60(a)         4.99           52            1.03
  3.00%     $   551        0.85%+          4.52%+          4%           1.76%+
 10.37          340        0.85(a)         4.78           10            1.62
 (0.86)         333        0.83(a)         4.72           39            2.00
  5.20          401        0.80            4.39           34            1.50
 10.90          419        0.80(a)         4.63           33            1.27
  4.78          371        0.80(a)         4.79           52            1.23
  2.61%     $ 5,113        1.60%+          3.77%+          4%           2.51%+
  9.55        5,142        1.60(a)         4.03           10            2.37
 (1.56)       5,569        1.54(a)         4.01           39            2.75
  4.53        6,828        1.45            3.74           34            2.25
 10.23        8,804        1.42(a)         4.01           33            1.89
  4.21       10,090        1.35(a)         4.24           52            1.78
  3.71%     $     4        1.60%+          3.77%+          4%           2.51%+
  9.55           91        1.60(a)         4.03           10            2.37
 (1.62)          84        1.60(a)         3.95           39            2.75
  4.51           84        1.46            3.73           34            2.25
 10.31           80        1.33(a)         4.10           33            1.80
  4.47           73        1.10(a)         4.49           52            1.53

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.92         $0.25           $ 0.06           $ 0.31          $(0.25)       $   --
Year ended 3/31/2001#................     10.51          0.50             0.41             0.91           (0.50)           --
Year ended 3/31/2000#................     10.98          0.50            (0.47)            0.03           (0.50)        (0.00)##
Year ended 3/31/1999.................     10.92          0.50             0.06             0.56           (0.50)           --
Year ended 3/31/1998.................     10.59          0.51             0.33             0.84           (0.51)           --
Year ended 3/31/1997.................     10.69          0.51            (0.10)            0.41           (0.51)           --
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.92         $0.24           $ 0.06           $ 0.30          $(0.24)       $   --
Year ended 3/31/2001#................     10.51          0.48             0.41             0.89           (0.48)           --
Year ended 3/31/2000#................     10.98          0.47            (0.47)            0.00           (0.47)        (0.00)##
Year ended 3/31/1999#................     10.92          0.47             0.07             0.54           (0.48)           --
Year ended 3/31/1998.................     10.59          0.49             0.33             0.82           (0.49)           --
Year ended 3/31/1997.................     10.69          0.49            (0.10)            0.39           (0.49)           --
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.92         $0.20           $ 0.06           $ 0.26          $(0.20)       $   --
Year ended 3/31/2001#................     10.51          0.40             0.41             0.81           (0.40)           --
Year ended 3/31/2000#................     10.98          0.40            (0.47)           (0.07)          (0.40)        (0.00)##
Year ended 3/31/1999.................     10.92          0.41             0.06             0.47           (0.41)           --
Year ended 3/31/1998#................     10.59          0.44             0.33             0.77           (0.44)           --
Year ended 3/31/1997.................     10.69          0.46            (0.10)            0.36           (0.46)           --
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................    $10.92         $0.20           $ 0.06           $ 0.26          $(0.20)       $   --
Year ended 3/31/2001#................     10.51          0.40             0.41             0.81           (0.40)           --
Year ended 3/31/2000#................     10.98          0.39            (0.47)           (0.08)          (0.39)        (0.00)##
Year ended 3/31/1999#................     10.92          0.39             0.08             0.47           (0.41)           --
Year ended 3/31/1998#................     10.59          0.44             0.33             0.77           (0.44)           --
Year ended 3/31/1997.................     10.69          0.46            (0.10)            0.36           (0.46)           --

---------------

 * Effective April 1, 2001, the Virginia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.22% to 4.61%.

     Investor A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.97% to 4.36%.

     Investor B Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.22% to 3.61%.

     Investor C Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.22% to 3.61%.

     Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 204

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.98         2.90%     $252,862       0.50%+(a)       4.61%+          6%           0.71%+
    (0.50)          10.92         8.92       252,741       0.50            4.73            9            0.70
    (0.50)          10.51         0.29       228,698       0.50(a)         4.66           23            0.73
    (0.50)          10.98         5.21       227,299       0.50(a)         4.54            5            0.70
    (0.51)          10.92         8.12       170,969       0.50(a)         4.77           21            0.74
    (0.51)          10.59         3.92       148,701       0.50(a)         4.79           20            0.74
   $(0.24)         $10.98         2.77%     $ 44,095       0.75%+(a)       4.36%+          6%           0.96%+
    (0.48)          10.92         8.65        43,655       0.75            4.48            9            0.95
    (0.47)          10.51         0.06        46,663       0.73(a)         4.43           23            0.98
    (0.48)          10.98         5.00        56,733       0.70(a)         4.34            5            0.95
    (0.49)          10.92         7.91        54,080       0.70(a)         4.57           21            0.94
    (0.49)          10.59         3.71        55,791       0.70(a)         4.59           20            0.94
   $(0.20)         $10.98         2.37%     $  8,667       1.50%+(a)       3.61%+          6%           1.71%+
    (0.40)          10.92         7.85         8,859       1.50            3.73            9            1.70
    (0.40)          10.51        (0.63)        9,073       1.41(a)         3.75           23            1.73
    (0.41)          10.98         4.38        10,296       1.30(a)         3.74            5            1.70
    (0.44)          10.92         7.37         9,643       1.20(a)         4.07           21            1.44
    (0.46)          10.59         3.40        10,516       1.00(a)         4.29           20            1.24
   $(0.20)         $10.98         2.38%     $    709       1.50%+(a)       3.61%+          6%           1.71%+
    (0.40)          10.92         7.84           817       1.50            3.73            9            1.70
    (0.39)          10.51        (0.71)          759       1.50(a)         3.66           23            1.73
    (0.41)          10.98         4.36         1,100       1.34(a)         3.70            5            1.70
    (0.44)          10.92         7.37         1,949       1.20(a)         4.07           21            1.44
    (0.46)          10.59         3.40         6,463       1.00(a)         4.29           20            1.24

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      NET ASSET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT       VALUE
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     END OF PERIOD
                                        -----------------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................     $9.83         $0.24           $ 0.07           $ 0.31          $(0.24)        $9.90
Year ended 3/31/2001#................      9.45          0.49             0.37             0.86           (0.48)         9.83
Year ended 3/31/2000#................      9.99          0.46            (0.54)           (0.08)          (0.46)         9.45
Year ended 3/31/1999.................      9.95          0.47             0.04             0.51           (0.47)         9.99
Year ended 3/31/1998.................      9.40          0.47             0.55             1.02           (0.47)         9.95
Year ended 3/31/1997.................      9.38          0.48             0.02             0.50           (0.48)         9.40
INVESTOR A SHARES
Six months ended 9/30/2001*#
  (unaudited)........................     $9.82         $0.23           $ 0.07           $ 0.30          $(0.23)        $9.89
Year ended 3/31/2001#................      9.44          0.45             0.40             0.85           (0.47)         9.82
Year ended 3/31/2000#................      9.99          0.39            (0.55)           (0.16)          (0.39)         9.44
Year ended 3/31/1999#................      9.95          0.45             0.04             0.49           (0.45)         9.99
Year ended 3/31/1998 #...............      9.40          0.45             0.55             1.00           (0.45)         9.95
Year ended 3/31/1997.................      9.38          0.46             0.02             0.48           (0.46)         9.40
INVESTOR B SHARES
Six months ended 9/30/2001*#
  (unaudited)........................     $9.83         $0.19           $ 0.07           $ 0.26          $(0.19)        $9.90
Year ended 3/31/2001#................      9.45          0.39             0.38             0.77           (0.39)         9.83
Year ended 3/31/2000#................      9.99          0.38            (0.54)           (0.16)          (0.38)         9.45
Year ended 3/31/1999.................      9.95          0.38             0.04             0.42           (0.38)         9.99
Year ended 3/31/1998#................      9.40          0.39             0.55             0.94           (0.39)         9.95
Year ended 3/31/1997.................      9.38          0.41             0.02             0.43           (0.41)         9.40
INVESTOR C SHARES
Six months ended 9/30/2001*#
  (unaudited)........................     $9.83         $0.19           $ 0.07           $ 0.26          $(0.19)        $9.90
Year ended 3/31/2001#................      9.45          0.29             0.48             0.77           (0.39)         9.83
Year ended 3/31/2000#................      9.99          0.38            (0.54)           (0.16)          (0.38)         9.45
Year ended 3/31/1999.................      9.95          0.37             0.04             0.41           (0.37)         9.99
Year ended 3/31/1998#................      9.40          0.40             0.55             0.95           (0.40)         9.95
Year ended 3/31/1997.................      9.38          0.43             0.02             0.45           (0.43)         9.40

---------------

 * Effective April 1, 2001, the Virginia Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended September 30, 2001 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.71% to 4.86%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.46% to 4.61%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.71% to 3.86%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.71% to 3.86%.

   Per share and ratios for the period ended April 1, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 206

NATIONS FUNDS

                                                                   WITHOUT WAIVERS
                                                                   AND/OR EXPENSE
                                                                   REIMBURSEMENTS
                                                                   ---------------
                         RATIO OF        RATIO OF                     RATIO OF
           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
             END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------
  3.19%     $24,145        0.60%+          4.86%+          4%           1.08%+
  9.46       19,709        0.60            5.11           17            1.07
  0.69       16,378        0.60            4.87           21            1.35
  5.18       12,992        0.60(a)         4.66           11            1.11
 11.11       11,026        0.59(a)         4.86            9            0.96
  5.44        5,726        0.60(a)         5.10           37            0.98
  3.07%     $ 1,181        0.85%+          4.61%+          4%           1.33%+
  9.20        1,016        0.85            4.86           17            1.32
  1.02          590        0.83            4.64           21            1.60
  4.98          965        0.80(a)         4.46           11            1.36
 10.88        1,222        0.79(a)         4.66            9            1.16
  5.23          726        0.80(a)         4.90           37            1.18
  2.68%     $10,316        1.60%+          3.86%+          4%           2.08%+
  8.38       10,570        1.60            4.11           17            2.07
  1.61       10,608        1.53            3.94           21            2.35
  4.30       13,499        1.45(a)         3.81           11            2.11
 10.21       13,082        1.41(a)         4.04            9            1.78
  4.65       13,972        1.35(a)         4.35           37            1.73
  2.68%     $    55        1.60%+          3.86%+          4%           2.08%+
  8.35           54        1.60            4.11           17            2.07
  1.58            3        1.60            3.87           21            2.35
  4.21            3        1.45(a)         3.81           11            2.11
 10.31            3        1.32(a)         4.13            9            1.69
  4.92           45        1.10(a)         4.60           37            1.48

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2001, the Trust offered thirty-three separate portfolios, Reserves offered thirteen separate portfolios and Funds Trust offered fifteen separate portfolios. These financial statements pertain only to the municipal bond portfolios of the Trust, Reserves and Funds Trust: Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Municipal Income Fund, California Municipal Bond Fund, Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Georgia Municipal Bond Fund, Kansas Municipal Income Fund, Maryland Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Intermediate Municipal Bond Fund, Texas Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued by an independent pricing service. These valuations are based upon a matrix pricing system and/or appraisals which take into consideration such factors as yields, security prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Boards of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Effective April 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on debt securities. Prior to April 1, 2001, the Funds did not amortize market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the following increase in cost of securities and a corresponding decrease in net unrealized

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

appreciation/(depreciation), based on securities held by the Funds on April 1, 2001:

                                              DECREASE IN
                              INCREASE IN    NET UNREALIZED
                                COST OF      APPRECIATION/
                              SECURITIES     (DEPRECIATION)
                                 (000)           (000)
                              -----------------------------
Short-Term Municipal
  Income....................    $   73          $   (73)
Intermediate Municipal
  Bond......................     1,254           (1,254)
Municipal Income............       725             (725)
California Municipal Bond...       146             (146)
Florida Intermediate
  Municipal Bond............       142             (142)
Florida Municipal Bond......        97              (97)
Georgia Intermediate
  Municipal Bond............        89              (89)
Georgia Municipal Bond......        16              (16)
Kansas Municipal Income.....        33              (33)
Maryland Intermediate
  Municipal Bond............       108             (108)
Maryland Municipal Bond.....        32              (32)
North Carolina Intermediate
  Municipal Bond............       399             (399)

                                              DECREASE IN
                              INCREASE IN    NET UNREALIZED
                                COST OF      APPRECIATION/
                              SECURITIES     (DEPRECIATION)
                                 (000)           (000)
                              -----------------------------
North Carolina Municipal
  Bond......................    $   56          $   (56)
South Carolina Intermediate
  Municipal Bond............       646             (646)
South Carolina Municipal
  Bond......................        52              (52)
Tennessee Intermediate
  Municipal Bond............        10              (10)
Tennessee Municipal Bond....         7               (7)
Texas Intermediate Municipal
  Bond......................       144             (144)
Texas Municipal Bond........        15              (15)
Virginia Intermediate
  Municipal Bond............       480             (480)
Virginia Municipal Bond.....        19              (19)

The effect of this change for the six months ended September 30, 2001 was to increase/(decrease) net investment income, increase/(decrease) net unrealized appreciation/(depreciation) and increase/(decrease) net realized gains/(losses) as stated below. The Statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

                                                                                     INCREASE/(DECREASE)
                                                              INCREASE/(DECREASE)     IN NET UNREALIZED      INCREASE/(DECREASE)
                                                               IN NET INVESTMENT        APPRECIATION/          IN NET REALIZED
                                                                    INCOME             (DEPRECIATION)          GAINS/(LOSSES)
                                                                     (000)                  (000)                   (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income...............................          $  113                 $  (105)                 $ (8)
Intermediate Municipal Bond...............................           1,662                  (1,590)                  (72)
Municipal Income..........................................             992                    (897)                  (95)
California Municipal Bond.................................             168                    (159)                   (9)
Florida Intermediate Municipal Bond.......................             187                    (173)                  (14)
Florida Municipal Bond....................................             131                    (122)                   (9)
Georgia Intermediate Municipal Bond.......................             116                    (116)                   --*
Georgia Municipal Bond....................................              23                     (22)                   (1)
Kansas Municipal Income...................................              37                     (37)                   --*
Maryland Intermediate Municipal Bond......................             140                    (135)                   (5)
Maryland Municipal Bond...................................              44                     (44)                   --
North Carolina Intermediate Municipal Bond................             495                    (443)                  (52)
North Carolina Municipal Bond.............................              72                     (72)                   --
South Carolina Intermediate Municipal Bond................             817                    (817)                   --
South Carolina Municipal Bond.............................              72                     (58)                  (14)
Tennessee Intermediate Municipal Bond.....................              13                     (13)                   --
Tennessee Municipal Bond..................................               9                      (9)                   --
Texas Intermediate Municipal Bond.........................             188                    (188)                   --*
Texas Municipal Bond......................................              19                     (19)                   --
Virginia Intermediate Municipal Bond......................             601                    (588)                  (13)
Virginia Municipal Bond...................................              25                     (25)                   --

---------------
* Amount represents less than $500.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust, Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust, Reserves and Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                            ANNUAL RATE
                                            -----------
Short-Term Municipal Income...............     0.30%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds...................................     0.40%
Municipal Income and ten single-state
  Municipal Bond Funds....................     0.50%

Each of the Trust, Reserves and Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.07% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Trust, Reserves and Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, Reserves and Funds Trust pursuant to agreements with BA Advisors. For the six months ended September 30, 2001, Stephens and BA Advisors earned 0.05% and 0.11%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2001 and until July 31, 2002, BA Advisors and/or the sub-adviser and Stephens have agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                            ANNUAL RATE
                                            -----------
Short-Term Municipal Income...............     0.40%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds...................................     0.50%
Municipal Income and ten single-state
  Municipal Bond Funds....................     0.60%

BNY serves as the custodian of the Trust's, Reserves' and Funds Trust's assets.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. For

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

the six months ended September 30, 2001, Bank of America earned approximately $18,430 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2001, the Funds were informed that the distributor received $173,314 in front-end sales charges for sales of Investor A Shares and $81,000 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Trust, Reserves and Funds Trust for serving as Trustee or Officer of the Trust, Reserves and Funds Trust.

The Trust's, Reserves' and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations' Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Municipal Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds."

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3. SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments under the Investor A combined shareholder servicing and distribution plan are limited to 0.25% of Investor A average daily net assets. Payments under the shareholder servicing plan and distribution plan, respectively, for both Investor B and Investor C Shares are limited to 0.25% and 0.75% of each respective class's average daily net assets. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

At September 30, 2001, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                     CURRENT      PLAN
                                      RATE        LIMIT
                                     ------------------
Investor A Combined Distribution
  and Shareholder Servicing Plan...   0.25%*      0.25%
Investor B and Investor C
  Shareholder Servicing Plans......   0.25%       0.25%
Investor B and Investor C
  Distribution Plans...............   0.75%       0.75%

---------------
* Short-Term Municipal Income pays its shareholder servicing fees under a separate shareholder servicing plan.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

4. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2001 were as follows:

                                   PURCHASES     SALES
                                     (000)       (000)
                                   --------------------
Short-Term Municipal Income......  $114,846     $15,339
Intermediate Municipal Bond......    88,766      86,749
Municipal Income.................    80,104      95,405
California Municipal Bond........    23,034      11,692
Florida Intermediate Municipal
  Bond...........................    12,876      19,520
Florida Municipal Bond...........     4,980      10,336
Georgia Intermediate Municipal
  Bond...........................     9,531       2,670
Georgia Municipal Bond...........     1,988       2,048
Kansas Municipal Income..........     6,950      11,041
Maryland Intermediate Municipal
  Bond...........................     8,567       9,075
Maryland Municipal Bond..........       995           5
North Carolina Intermediate
  Municipal Bond.................    16,152       8,006
North Carolina Municipal Bond....       498         641
South Carolina Intermediate
  Municipal Bond.................    14,743       8,810
South Carolina Municipal Bond....     1,966       8,185
Tennessee Intermediate Municipal
  Bond...........................     4,406           0
Tennessee Municipal Bond.........       259         677
Texas Intermediate Municipal
  Bond...........................    13,301      12,530
Texas Municipal Bond.............       795         533
Virginia Intermediate Municipal
  Bond...........................    23,411      19,369
Virginia Municipal Bond..........     6,700       1,425

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2001.

5. SHARES OF BENEFICIAL INTEREST

As of September 30, 2001, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust, Reserves and Funds Trust. The Trust's, Reserves' and Funds Trust's Declarations of Trust authorize the Boards of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6. LINES OF CREDIT

The Trust, Reserves and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2001, there were no loans outstanding under this Agreement. For the six months ended September 30, 2001, borrowings by the Funds under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
               FUND                    (000)         RATE
-----------------------------------------------------------
Short-Term Municipal Income.......     $ --*         5.07%
Intermediate Municipal Bond.......      121          5.02
Municipal Income..................       74          4.86
Florida Intermediate Municipal
  Bond............................        8          4.86
Florida Municipal Bond............        5          4.16
Georgia Intermediate Municipal
  Bond............................        1          4.28
Georgia Municipal Bond............        4          3.52
Kansas Municipal Income...........       19          4.27
Maryland Intermediate Municipal
  Bond............................       12          5.32
North Carolina Municipal Bond.....        1          4.97
South Carolina Municipal Bond.....       19          4.29
Tennessee Municipal Bond..........        6          4.22
Texas Intermediate Municipal
  Bond............................       21          4.55
Virginia Intermediate Municipal
  Bond............................       13          5.61

---------------

* Amount represents less than $500.

The average amount outstanding was calculated based on daily balances in the period.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

7. CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the following Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                                               2002     2003     2004     2005     2006     2007      2008      2009
                    FUND                       (000)    (000)    (000)    (000)    (000)    (000)    (000)     (000)
---------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income..................    --       --     $ 25       --       --       --         --    $  360
Intermediate Municipal Bond..................    --       --       --       --       --       --     $2,425       347
Municipal Income.............................    --       --       --       --       --       --      1,402       734
Florida Intermediate Municipal Bond..........    --       --      498     $ 22       --       --        717        24
Georgia Intermediate Municipal Bond..........    --       --       --       --       --       --        516       608
Georgia Municipal Bond.......................    --     $189       --       --       --       --        249       543
Maryland Intermediate Municipal Bond.........    --       --       --       --       --       --        209     1,179
Maryland Municipal Bond......................    --       --       --       --       --       --        149       614
North Carolina Intermediate Municipal Bond...    --       --       --       --       --       --        366     1,511
North Carolina Municipal Bond................  $208      425       --      207       --       --         --       769
South Carolina Intermediate Municipal Bond...    --       --       --       --       --       --         24       530
South Carolina Municipal Bond................    --       --       --       --      $15       --        112       454
Tennessee Intermediate Municipal Bond........    --       --       --       --       --       --        315        43
Tennessee Municipal Bond.....................    --       25       --       --       --       --         64        10
Texas Intermediate Municipal Bond............    --       --       --       --       --       --      1,036     3,460
Texas Municipal Bond.........................    92      132       --       --       --       --         75        87
Virginia Intermediate Municipal Bond.........    --       --       --       --       --       --        232     1,953
Virginia Municipal Bond                         326       77       12       63       --       --        139       294

During the year ended March 31, 2001, the following Funds utilized capital losses as follows:

                                                                CAPITAL LOSSES
                                                                   UTILIZED
                            FUND                                    (000)
------------------------------------------------------------------------------
North Carolina Municipal Bond...............................         $27

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2001, the following Funds elected to defer losses occurring between November 1, 2000 and March 31, 2001 under these rules:

                                                                 POST-OCTOBER
                                                                CAPITAL LOSSES
                                                                   DEFERRED
                            FUND                                    (000)
------------------------------------------------------------------------------
Short-Term Municipal Income.................................         $ 14
Intermediate Municipal Bond.................................          907
Florida Intermediate Municipal Bond.........................          138
Georgia Intermediate Municipal Bond.........................           15
Maryland Municipal Bond.....................................            *
South Carolina Municipal Bond...............................          119

            ---------------------------

            * Amount represents less than $500.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

8.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On July 14, 2000, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                TOTAL NET ASSETS
                                         TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                         OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
ACQUIRING FUND       ACQUIRED FUND            (000)               (000)               (000)                  (000)
---------------------------------------------------------------------------------------------------------------------------
Intermediate    Boatmen's Trust Company
Municipal Bond  Intermediate Tax-Exempt
                Bond Fund                    $203,437           $854,161           $1,057,598               $   175
Intermediate    Bank IV Kansas U.S. Tax
Municipal Bond  Exempt Bond Fund               24,435            854,161              878,596                    74
Intermediate    BCA High Grade Tax
Municipal Bond  Exempt Bond Fund              126,314            854,161              980,475                 1,523
Municipal       Boatmen's Trust Company
Income          Tax Exempt Bond Fund          332,899            588,608              921,507                12,881

On July 14, 2000, the Kansas Municipal Income Fund, a newly established portfolio, acquired the assets and assumed the liabilities of the Bank of America Common Trust Kansas Tax Exempt Fund, a common trust fund managed by Bank of America, pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the Kansas Municipal Income Fund in an amount equal to the outstanding shares of the Bank of America Common Trust Kansas Tax Exempt Fund.

9. SUBSEQUENT EVENT

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor that is substantially identical to the fund shown in the right column of the following chart. The principal effect of this reorganization would be to convert each Fund's investment into an investment in a fund with the objective, principal investment strategies and risks of the newly created successor fund. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, the right hand column of shares of each Fund would be exchanged for shares of equal value of the newly created successor to the fund shown in the chart below.

  FUND                                        WILL BE REORGANIZED INTO A NEWLY CREATED SUCCESSOR TO:
  ---------------------------------------------------------------------------------------------------
  Georgia Municipal Bond                      Georgia Intermediate Municipal Bond
  Maryland Municipal Bond                     Maryland Intermediate Municipal Bond
  North Carolina Municipal Bond               North Carolina Intermediate Municipal Bond
  South Carolina Municipal Bond               South Carolina Intermediate Municipal Bond
  Tennessee Municipal Bond                    Tennessee Intermediate Municipal Bond
  Texas Municipal Bond                        Texas Intermediate Municipal Bond
  Virginia Municipal Bond                     Virginia Intermediate Municipal Bond

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor fund that is substantially identical to the existing Fund. The principal effect of this reorganization would be to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of the newly created successor fund.

                     FUND                            WILL BE REORGANIZED INTO A NEWLY CREATED
  ---------------------------------------------------------------------------------------------------
  Georgia Intermediate Municipal Bond         Georgia Intermediate Municipal Bond
  Maryland Intermediate Municipal Bond        Maryland Intermediate Municipal Bond
  North Carolina Intermediate Municipal Bond  North Carolina Intermediate Municipal Bond
  South Carolina Intermediate Municipal Bond  South Carolina Intermediate Municipal Bond
  Tennessee Intermediate Municipal Bond       Tennessee Intermediate Municipal Bond
  Texas Intermediate Municipal Bond           Texas Intermediate Municipal Bond
  Virginia Intermediate Municipal Bond        Virginia Intermediate Municipal Bond
  Short-Term Municipal Income                 Short-Term Municipal Income
  Intermediate Municipal Bond                 Intermediate Municipal Bond
  Municipal Income                            Municipal Income
  California Municipal Bond                   California Municipal Bond
  Florida Intermediate Municipal Bond         Florida Intermediate Municipal Bond
  Florida Municipal Bond                      Florida Municipal Bond

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

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
THE NATIONS FUNDS FAMILY OF FUNDS
The mutual fund family of Banc of America Capital Management

Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Blue Chip Fund
Nations Asset Allocation Fund
Nations Equity Income Fund

VALUE FUNDS
Nations Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

MUNISAR (9/01)